UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-10385

                                                         Pacific Life Funds

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500

                                                         Newport Beach, CA 92660

(Address of principal executive offices) (Zip code)

Robin S. Yonis

Vice President and General Counsel of Pacific Life Funds

700 Newport Center Drive, P.O. Box 9000

                                                          Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Anthony H. Zacharski, Esq.

Dechert LLP

90 State House Square

Hartford, CT 06103

Registrant’s telephone number, including area code:         949-219-6767

Date of fiscal year end: March 31

Date of reporting period: December 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

PACIFIC LIFE FUNDS

PL PORTFOLIO OPTIMIZATION CONSERVATIVE FUND

Schedule of Investments

December 31, 2013 (Unaudited)

PACIFIC LIFE FUNDS

PL PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE FUND

Schedule of Investments

December 31, 2013 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

PL Floating Rate Loan Fund ‘P’	3,015,268	$30,122,530
PL Inflation Managed Fund ‘P’	4,899,421	42,428,988
PL Managed Bond Fund ‘P’	14,953,739	159,406,859
PL Short Duration Bond Fund ‘P’	6,921,247	69,281,682
PL Emerging Markets Debt Fund ‘P’	2,860,120	27,371,344
PL Comstock Fund ‘P’	1,212,411	20,974,714
PL Growth Fund ‘P’	274,128	4,758,853
PL Large-Cap Growth Fund ‘P’	1,094,178	11,510,750
PL Large-Cap Value Fund ‘P’	1,515,316	24,866,341
PL Main Street Core Fund ‘P’	566,105	8,316,074
PL Mid-Cap Equity Fund ‘P’	702,454	8,745,549
PL Mid-Cap Growth Fund ‘P’	644,889	5,204,253
PL International Large-Cap Fund ‘P’	645,855	12,058,118
PL International Value Fund ‘P’	711,763	7,516,222
PL Currency Strategies Fund ‘P’	1,304,540	13,110,628
PL Global Absolute Return Fund ‘P’	2,744,814	26,514,904
PL Precious Metals Fund ‘P’	603,546	3,120,334

Total Affiliated Mutual Funds (Cost $447,671,175)		475,308,143

TOTAL INVESTMENTS - 100.1% (Cost $447,671,175)		475,308,143

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(693,496)

NET ASSETS - 100.0%		$474,614,647

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

PL Floating Rate Loan Fund ‘P’	3,391,487	$33,880,958
PL Inflation Managed Fund ‘P’	4,754,751	41,176,147
PL Managed Bond Fund ‘P’	10,974,588	116,989,110
PL Short Duration Bond Fund ‘P’	5,924,788	59,307,131
PL Emerging Markets Debt Fund ‘P’	2,451,429	23,460,172
PL Comstock Fund ‘P’	2,052,062	35,500,678
PL Growth Fund ‘P’	634,102	11,008,009
PL Large-Cap Growth Fund ‘P’	2,084,603	21,930,020
PL Large-Cap Value Fund ‘P’	2,840,890	46,619,000
PL Main Street Core Fund ‘P’	2,069,197	30,396,498
PL Mid-Cap Equity Fund ‘P’	983,583	12,245,611
PL Mid-Cap Growth Fund ‘P’	893,687	7,212,056
PL Small-Cap Growth Fund ‘P’	500,412	7,771,402
PL Small-Cap Value Fund ‘P’	437,453	5,896,868
PL Emerging Markets Fund ‘P’	700,637	10,537,583
PL International Large-Cap Fund ‘P’	1,268,049	23,674,475
PL International Value Fund ‘P’	1,638,162	17,298,993
PL Currency Strategies Fund ‘P’	1,532,191	15,398,523
PL Global Absolute Return Fund ‘P’	3,255,808	31,451,107
PL Precious Metals Fund ‘P’	1,808,089	9,347,820

Total Affiliated Mutual Funds (Cost $500,966,454)		561,102,161

TOTAL INVESTMENTS - 100.1% (Cost $500,966,454)		561,102,161

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(281,305)

NET ASSETS - 100.0%		$560,820,856

Notes to Schedule of Investments

(a)	The funds’ investments are affiliated mutual funds (See Note 4 in Supplemental Notes to Schedules of Investments.)

(b)	Fair Value Measurements

The following is a summary of the funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the funds’ assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of December 31, 2013:

		Total Value at December 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
PL Portfolio Optimization Conservative Fund
Assets	Affiliated Mutual Funds	$475,308,143	$475,308,143	$—	$—

PL Portfolio Optimization Moderate-Conservative Fund
Assets	Affiliated Mutual Funds	$561,102,161	$561,102,161	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL PORTFOLIO OPTIMIZATION MODERATE FUND

Schedule of Investments

December 31, 2013 (Unaudited)

PACIFIC LIFE FUNDS

PL PORTFOLIO OPTIMIZATION MODERATE-AGGRESSIVE FUND

Schedule of Investments

December 31, 2013 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PL Floating Rate Loan Fund ‘P’	5,722,309	$57,165,865
PL Inflation Managed Fund ‘P’	7,721,820	66,870,960
PL Managed Bond Fund ‘P’	20,219,838	215,543,473
PL Short Duration Bond Fund ‘P’	8,681,708	86,903,901
PL Emerging Markets Debt Fund ‘P’	5,665,247	54,216,414
PL Comstock Fund ‘P’	7,254,607	125,504,708
PL Growth Fund ‘P’	2,412,608	41,882,881
PL Large-Cap Growth Fund ‘P’	6,590,248	69,329,406
PL Large-Cap Value Fund ‘P’	9,380,442	153,933,055
PL Main Street Core Fund ‘P’	6,764,088	99,364,445
PL Mid-Cap Equity Fund ‘P’	5,000,287	62,253,573
PL Mid-Cap Growth Fund ‘P’	4,283,743	34,569,806
PL Small-Cap Growth Fund ‘P’	1,196,016	18,574,126
PL Small-Cap Value Fund ‘P’	3,990,108	53,786,661
PL Real Estate Fund ‘P’	2,081,658	26,999,104
PL Emerging Markets Fund ‘P’	3,959,491	59,550,743
PL International Large-Cap Fund ‘P’	5,237,886	97,791,325
PL International Value Fund ‘P’	6,583,397	69,520,673
PL Currency Strategies Fund ‘P’	5,604,275	56,322,965
PL Global Absolute Return Fund ‘P’	7,419,308	71,670,512
PL Precious Metals Fund ‘P’	5,070,342	26,213,670

Total Affiliated Mutual Funds (Cost $1,308,832,287)		1,547,968,266

TOTAL INVESTMENTS - 100.0% (Cost $1,308,832,287)		1,547,968,266

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(503,105)

NET ASSETS - 100.0%		$1,547,465,161

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PL Inflation Managed Fund ‘P’	2,949,413	$25,541,917
PL Managed Bond Fund ‘P’	7,423,009	79,129,283
PL Short Duration Bond Fund ‘P’	1,381,354	13,827,350
PL Emerging Markets Debt Fund ‘P’	1,782,023	17,053,959
PL Comstock Fund ‘P’	5,507,458	95,279,025
PL Growth Fund ‘P’	1,665,138	28,906,791
PL Large-Cap Growth Fund ‘P’	5,411,222	56,926,054
PL Large-Cap Value Fund ‘P’	7,129,056	116,987,810
PL Main Street Core Fund ‘P’	6,154,683	90,412,289
PL Mid-Cap Equity Fund ‘P’	5,138,051	63,968,733
PL Mid-Cap Growth Fund ‘P’	3,624,246	29,247,668
PL Small-Cap Growth Fund ‘P’	1,349,424	20,956,550
PL Small-Cap Value Fund ‘P’	4,621,456	62,297,227
PL Real Estate Fund ‘P’	2,135,949	27,703,258
PL Emerging Markets Fund ‘P’	3,865,959	58,144,025
PL International Large-Cap Fund ‘P’	4,342,269	81,070,160
PL International Value Fund ‘P’	6,358,570	67,146,503
PL Currency Strategies Fund ‘P’	3,681,502	36,999,092
PL Global Absolute Return Fund ‘P’	4,939,754	47,718,027
PL Precious Metals Fund ‘P’	4,847,196	25,060,003

Total Affiliated Mutual Funds (Cost $830,006,808)		1,044,375,724

TOTAL INVESTMENTS - 100.0% (Cost $830,006,808)		1,044,375,724

OTHER ASSETS & LIABILITIES, NET - 0.0%		243,268

NET ASSETS - 100.0%		$1,044,618,992

Notes to Schedule of Investments

(a)	The funds’ investments are affiliated mutual funds (See Note 4 in Supplemental Notes to Schedules of Investments.)

(b)	Fair Value Measurements

The following is a summary of the funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the funds’ assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of December 31, 2013:

		Total Value at December 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
PL Portfolio Optimization Moderate Fund
Assets	Affiliated Mutual Funds	$1,547,968,266	$1,547,968,266	$—	$—

PL Portfolio Optimization Moderate-Aggressive Fund
Assets	Affiliated Mutual Funds	$1,044,375,724	$1,044,375,724	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL PORTFOLIO OPTIMIZATION AGGRESSIVE FUND

Schedule of Investments

December 31, 2013 (Unaudited)

PACIFIC LIFE FUNDS

PL DIVERSIFIED ALTERNATIVES FUND

Schedule of Investments

December 31, 2013 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

PL Managed Bond Fund ‘P’	704,567	$7,510,688
PL Comstock Fund ‘P’	1,620,737	28,038,756
PL Growth Fund ‘P’	656,374	11,394,645
PL Large-Cap Growth Fund ‘P’	1,740,748	18,312,673
PL Large-Cap Value Fund ‘P’	2,064,647	33,880,859
PL Main Street Core Fund ‘P’	1,861,711	27,348,529
PL Mid-Cap Equity Fund ‘P’	1,616,770	20,128,786
PL Mid-Cap Growth Fund ‘P’	1,426,308	11,510,305
PL Small-Cap Growth Fund ‘P’	828,800	12,871,262
PL Small-Cap Value Fund ‘P’	1,781,180	24,010,312
PL Real Estate Fund ‘P’	846,746	10,982,290
PL Emerging Markets Fund ‘P’	1,313,582	19,756,274
PL International Large-Cap Fund ‘P’	1,414,727	26,412,945
PL International Value Fund ‘P’	1,877,938	19,831,028
PL Currency Strategies Fund ‘P’	1,088,743	10,941,862
PL Global Absolute Return Fund ‘P’	1,445,260	13,961,213
PL Precious Metals Fund ‘P’	1,878,445	9,711,562

Total Affiliated Mutual Funds (Cost $225,255,378)		306,603,989

TOTAL INVESTMENTS - 100.1% (Cost $225,255,378)		306,603,989

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(163,929)

NET ASSETS - 100.0%		$306,440,060

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PL Inflation Managed Fund ‘P’	11,507	$99,655
PL Floating Rate Income Fund ‘P’	23,787	250,000
PL Emerging Markets Debt Fund ‘P’	26,123	250,000
PL Real Estate Fund ‘P’	11,503	149,195
PL Emerging Markets Fund ‘P’	10,013	150,601
PL Currency Strategies Fund ‘P’	49,603	498,512
PL Global Absolute Return Fund ‘P’	51,867	501,037
PL Precious Metals Fund ‘P’	19,724	101,972

Total Affiliated Mutual Funds (Cost $2,000,000)		2,000,972

TOTAL INVESTMENTS - 100.0% (Cost $2,000,000)		2,000,972

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(33)

NET ASSETS - 100.0%		$2,000,939

Notes to Schedule of Investments

(a)	The funds’ investments are affiliated mutual funds (See Note 4 in Supplemental Notes to Schedules of Investments.)

(b)	Fair Value Measurements

The following is a summary of the funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the funds’ assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of December 31, 2013:

		Total Value at December 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
PL Portfolio Optimization Aggressive Fund
Assets	Affiliated Mutual Funds	$306,603,989	$306,603,989	$—	$—

PL Diversified Alternatives Fund
Assets	Affiliated Mutual Funds	$2,000,972	$2,000,972	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL FLOATING RATE LOAN FUND

Schedule of Investments

December 31, 2013 (Unaudited)

	Principal Amount	Value
SENIOR LOAN NOTES - 95.3%

Consumer Discretionary - 30.5%

99 Cents Only Stores Tranche B-2 4.500% due 01/11/19 §	$1,002,402	$1,012,422
Acosta Inc Term B 4.250% due 03/03/18 §	498,750	502,724
Advantage Sales & Marketing Inc (1st Lien)
due 12/18/17 µ	100,000	100,469
4.250% due 12/18/17 §	731,760	735,191
Affinia Group Inc Tranche B-2 4.750% due 04/25/20 §	278,842	282,328
Allied Security Holdings LLC (1st Lien) 5.250% due 02/03/17 §	493,673	497,222
Allison Transmission Inc Term B-3 3.750% due 08/23/19 §	591,288	595,353
AMC Entertainment Inc 3.500% due 04/30/20 §	248,125	248,834
Answers Corp Term B due 12/20/18 µ	100,000	99,250
Aramark Corp Term D 4.000% due 09/09/19 §	300,000	301,810
Ascend Learning LLC (1st Lien) 7.000% due 05/23/17 §	243,714	244,628
ASP HHI Acquisition Co Inc 5.000% due 10/05/18 §	893,998	903,608
Asurion LLC Tranche B-1 4.500% due 05/24/19 §	1,064,250	1,065,108
Audio Visual Services Group Inc (1st Lien) 6.750% due 11/09/18 §	148,125	149,236
Aufinco Property Ltd Term B 4.000% due 05/29/20 §	49,750	49,921
Bally Technologies Term B 4.250% due 11/25/20 §	174,563	176,016
Bass Pro Group LLC 3.750% due 11/20/19 §	299,235	301,346
Burger King Corp Tranche B 3.750% due 09/28/19 §	222,188	223,457
Caesars Entertainment Operating Co Inc Term B-6 5.488% due 01/28/18 §	479,033	458,336
Cequel Communications LLC Term B 3.500% due 02/14/19 §	540,375	542,444
Charter Communications Operating LLC
Term E
3.000% due 07/01/20 §	174,125	172,846
Term F
3.000% due 12/31/20 §	236,881	235,164
Chrysler Group LLC due 05/24/17 µ	620,000	625,716
CityCenter Holdings LLC Term B (1st Lien) 5.000% due 10/16/20 §	100,000	101,651
Clear Channel Communications Inc
Tranche B
3.819% due 01/29/16 §	6,401	6,217
Tranche D
6.919% due 01/30/19 §	367,529	351,909
Tranche E
7.669% due 07/30/19 §	118,203	116,726
Crown Media Holdings Inc Term B 4.000% due 07/14/18 §	453,895	453,464
Cumulus Media Holdings Inc 4.250% due 12/23/20 §	575,000	580,031
David’s Bridal Inc 5.000% due 10/11/19 §	74,250	74,621
Education Management LLC
Tranche C-2
4.250% due 06/01/16 §	490,524	472,140
Tranche C-3
8.250% due 03/30/18 §	294,314	295,755

	Principal Amount	Value
Entravision Communications Corp Tranche B 3.500% due 05/31/20 §	$97,083	$96,082
Equinox Holdings Inc (1st Lien) 4.501% due 01/31/20 §	248,125	250,296
Federal-Mogul Corp
Tranche B
2.108% due 12/27/14 §	549,240	542,337
Tranche C
2.108% due 12/28/15 §	323,224	319,161
Fender Musical Instruments Corp 5.750% due 04/03/19 §	44,625	45,490
General Nutrition Centers Inc Tranche B 3.250% due 03/02/18 §	1,122,443	1,121,742
Genpact Ltd 3.500% due 08/30/19 §	173,254	173,742
Getty Images Inc 4.750% due 10/18/19 §	569,250	532,486
Go Daddy Operating Co LLC Tranche B-3 4.000% due 12/17/18 §	514,544	516,715
Gray Television Inc 4.750% due 10/11/19 §	71,622	72,069
Harbor Freight Tools USA Inc 4.750% due 07/26/19 §	149,625	151,663
Hilton Worldwide 3.750% due 10/25/20 §	769,737	776,793
Hudson’s Bay Co Term B (1st Lien) 4.750% due 11/04/20 §	475,000	483,148
Information Resources Inc 4.750% due 09/30/20 §	99,750	100,498
Interactive Data Corp Term B 3.750% due 02/11/18 §	476,768	478,109
ION Media due 05/22/20 µ	200,000	201,500
J Crew Group Inc Term B-1 4.000% due 03/07/18 §	491,184	494,711
Jo-Ann Stores Inc Term B 4.000% due 03/16/18 §	969,121	973,652
Kasima LLC 3.250% due 05/17/21 §	125,000	125,000
Landry’s Inc 4.000% due 04/30/18 §	454,415	458,581
Language Line LLC Tranche B 6.250% due 06/20/16 §	582,393	581,301
Las Vegas Sands LLC Term B 3.250% due 12/19/20 §	250,000	250,039
Laureate Education Inc
5.000% due 06/15/18 §	1,101,771	1,109,806
MCC Iowa LLC Tranche H 3.250% due 01/29/21 §	99,500	98,940
McGraw-Hill Global Education Holdings LLC Term B 9.000% due 03/22/19 §	89,250	91,124
Media General Inc Term B 4.250% due 07/31/20 §	150,000	151,687
MGM Resorts International Term B 3.500% due 12/20/19 §	297,000	297,217
Michaels Stores Inc Term B 3.750% due 01/28/20 §	323,375	325,117
National Vision Inc 7.000% due 08/02/18 §	73,001	73,227
Nine Entertainment Group Ltd Term B 3.250% due 01/31/20 §	99,250	99,126
Ollie’s Holdings Inc 5.255% due 09/28/19 §	247,501	248,120
OSI Restaurant Partners LLC 3.527% due 10/28/19 §	879,260	881,729
Party City Holdings Inc 4.250% due 07/27/19 §	396,558	398,690
Petco Animal Supplies Inc 4.000% due 11/24/17 §	485,000	488,233

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL FLOATING RATE LOAN FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

	Principal Amount	Value
Pilot Travel Centers LLC Tranche B
3.750% due 03/30/18 §	$407,671	$408,624
4.250% due 08/07/19 §	148,125	148,989
Pinnacle Entertainment Inc Tranche B-2 3.750% due 08/13/20 §	124,375	125,152
Renaissance Learning Inc (1st Lien) 5.000% due 11/16/20 §	99,750	100,249
Rentpath Inc Term B 6.250% due 05/29/20 §	124,375	120,718
Sabre Holdings Term B 5.250% due 02/19/19 §	148,500	149,786
Scientific Games International Inc 4.250% due 10/18/20 §	475,000	476,435
Seaworld Parks & Entertainment Inc Term B-2 3.000% due 05/14/20 §	585,272	580,046
Serta Simons Holdings LLC
due 10/01/19 µ	200,000	201,499
Term B
4.250% due 10/01/19 §	193,920	195,373
Six Flags Theme Parks Inc 3.501% due 12/20/18 §	502,644	505,262
Spin Holdco Inc Term B 4.250% due 11/14/19 §	149,625	150,598
Springer Science Business Media Two GmbH Term B-2 5.000% due 08/14/20 §	149,625	150,654
SRAM LLC Term B 4.026% due 04/04/20 §	216,704	216,704
SurveyMonkey.com LLC 5.500% due 02/07/19 §	248,125	251,375
Tempur-Pedic International Inc Term B 3.500% due 03/18/20 §	190,669	190,888
The Brickman Group Ltd LLC (1st Lien) 4.000% due 12/18/20 §	100,000	100,500
The Goodyear Tire & Rubber Co (2nd Lien) 4.750% due 04/30/19 §	925,000	935,696
The Neiman Marcus Group Inc 5.000% due 10/25/20 §	550,000	557,710
The Servicemaster Co Tranche C 4.250% due 01/31/17 §	371,250	367,246
Tower Automotive Holdings USA LLC 4.750% due 04/23/20 §	49,626	49,982
Town Sports International LLC 4.500% due 11/15/20 §	150,000	151,266
Toys ‘R’ US Property Company I LLC 6.000% due 08/21/19 §	500,000	480,000
TWCC Holding Corp
3.500% due 02/13/17 §	733,836	738,038
(2nd Lien)
7.000% due 06/26/20 §	100,000	103,000
Univision Communications Inc 4.500% due 03/01/20 §	872,804	878,882
Veyance Technologies Inc 5.250% due 09/08/17 §	297,750	299,053
Virgin Media Investment Holdings Ltd (Facility B) 3.500% due 02/21/20 §	725,000	727,416
Visant Corp Tranche B 5.250% due 12/22/16 §	496,586	491,154
VWR Funding Inc
4.419% due 04/03/17 §	353,624	355,613
Term B-1
4.169% due 04/03/17 §	247,500	248,892
Weight Watchers International Inc Tranche B-2 3.750% due 04/02/20 §	769,188	688,744
Wendy’s International Inc Term B 3.250% due 05/15/19 §	680,469	682,110
WMG Acquisition Corp Tranche B 3.750% due 07/01/20 §	124,688	125,038
WNA Holdings Inc
4.500% due 06/07/20 §	49,753	50,251

		36,987,017

	Principal Amount	Value
Consumer Staples - 8.4%

AdvancePierre Foods Inc (1st Lien) 5.750% due 07/10/17 §	$148,500	$146,922
Albertson’s LLC
due 03/21/19 µ	50,000	50,375
Term B-1
4.250% due 03/21/16 §	45,160	45,518
Term B-2
4.750% due 03/21/19 §	29,465	29,686
Arysta LifeScience SPC LLC (1st Lien) 4.500% due 05/29/20 §	323,375	325,868
Blue Buffalo Co Ltd Term B-3 4.000% due 08/08/19 §	567,838	576,000
Clearwater Seafoods LP Term B 4.750% due 06/26/19 §	447,750	449,989
CSM Bakery Supplies LLC 4.750% due 07/03/20 §	124,688	125,272
Darling International Inc Term B due 12/31/20 µ	100,000	101,000
Del Monte Foods Co
(1st Lien)
due 11/06/20 µ	100,000	100,542
Term B
4.000% due 02/15/18 §	461,385	463,237
Dole Food Co Inc Tranche B 4.500% due 11/01/18 §	875,000	879,922
H. J. Heinz Company Term B-2 3.500% due 06/05/20 §	1,293,500	1,305,033
JBS USA LLC
3.750% due 05/27/18 §	975,150	976,369
3.750% due 09/18/20 §	199,500	199,251
NBTY Inc Term B-2 3.500% due 10/01/17 §	325,000	327,776
Pinnacle Foods Finance LLC Tranche G 3.250% due 04/29/20 §	471,438	471,648
Revlon Consumer Products Corp 4.000% due 08/30/19 §	150,000	150,773
Reynolds Group Holdings 4.000% due 12/01/18 §	990,000	999,900
Rite Aid Corp Tranche 6 4.000% due 02/21/20 §	248,125	249,779
Spectrum Brands Inc Tranche C 3.500% due 09/04/19 §	125,000	125,599
Supervalu Inc 5.000% due 03/21/19 §	717,495	725,716
The Sun Products Corp Tranche B 5.500% due 03/23/20 §	272,938	259,291
US Foods Inc 4.500% due 03/31/19 §	1,069,625	1,079,363

		10,164,829

Energy - 2.9%

Alpha Natural Resources Inc Term B 3.500% due 05/22/20 §	74,438	73,312
Arch Coal Inc 6.250% due 05/16/18 §	394,189	389,557
Bronco Midstream Funding LLC 5.000% due 08/15/20 §	225,000	228,938
CITGO Petroleum Corp Term B 8.000% due 06/24/15 §	126,786	127,895
Energy Transfer Equity LP 3.250% due 12/02/19 §	150,000	149,742
Fieldwood Energy LLC 3.875% due 09/28/18 §	99,750	100,644
MEG Energy Corp 3.750% due 03/31/20 §	767,175	773,600
Murray Energy Corp 5.250% due 12/05/19 §	175,000	176,896
Obsidian Natural Gas Trust 7.000% due 11/02/15 §	503,269	508,931

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL FLOATING RATE LOAN FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

	Principal Amount	Value
Ruby Western Pipeline Holdings LLC 3.500% due 03/27/20 §	$47,269	$47,399
Samson Investment Co Tranche 1 (2nd Lien) 5.000% due 09/25/18 §	100,000	100,500
Sheridan Investment Partners I LLC Tranche B-2 5.000% due 10/01/19 §	244,140	245,615
Sheridan Investment Partners II LP
4.250% due 12/11/20 §	83,964	84,620
4.250% due 12/16/20 §	4,356	4,390
Term A-2
4.250% due 12/11/20 §	11,680	11,771
Sheridan Production Partners I-A LP Tranche B-2 5.000% due 10/01/19 §	32,350	32,546
Sheridan Production Partners I-M LP Tranche B-2 5.000% due 10/01/19 §	19,760	19,879
Tallgrass Operations LLC 4.250% due 11/13/18 §	197,223	198,538
Tervita Corp 6.250% due 05/15/18 §	198,500	199,555

		3,474,328

Financials - 5.1%

Alliant Holdings I LLC 4.250% due 12/20/19 §	247,500	248,428
Altisource Solutions SARL Term B 4.500% due 12/09/20 §	49,625	50,183
American Capital Ltd Term B 4.000% due 08/22/16 §	112,500	112,992
Amwins Group (1st Lien) 5.000% due 09/06/19 §	123,999	124,805
Armor Holding II LLC (1st Lien) 5.750% due 06/26/20 §	99,500	99,935
Cetera Financial Group Inc 6.500% due 08/07/19 §	99,375	100,555
Citco Funding LLC 4.250% due 06/29/18 §	537,004	540,360
Clipper Acquisitions Corp 4.000% due 02/06/20 §	694,241	699,737
CNO Financial Group Inc Tranche B-2 3.750% due 09/28/18 §	115,900	116,371
Cunningham Lindsey U.S. Inc (1st Lien) 5.000% due 12/10/19 §	297,000	297,279
First Data Corp
4.164% due 03/23/18 §	523,620	524,897
Term B
4.164% due 09/24/18 §	200,000	200,514
Guggenheim Partners Investment Management Holdings LLC 4.250% due 07/22/20 §	99,750	100,822
Harbourvest Partners LP 4.750% due 11/21/17 §	408,900	410,945
Home Loan Servicing Solutions Ltd 4.500% due 06/26/20 §	149,250	150,556
HUB International Ltd Term B 4.750% due 10/02/20 §	299,250	303,801
ION Trading Technologies SARL (1st Lien) 4.500% due 05/22/20 §	49,750	50,201
LPL Holdings Inc
3.250% due 03/29/19 §	394,022	394,515
Tranche A
2.669% due 03/29/17 §	62,500	62,539
MCS AMS Sub-Holdings LLC 7.000% due 10/15/19 §	75,000	72,656
Nuveen Investments Inc Tranche B (1st Lien) 4.167% due 05/13/17 §	883,260	880,421
Ocwen Loan Servicing LLC 5.000% due 02/15/18 §	148,875	150,792

	Principal Amount	Value
Starwood Property Trust Inc 3.500% due 04/19/20 §	$99,749	$99,790
Trans Union LLC 4.250% due 02/10/19 §	24,936	25,116
Walker & Dunlop Inc Term B due 12/11/20 µ	75,000	74,625
Walter Investment Management Corp
due 12/11/20 µ	25,000	25,135
Tranche B
4.750% due 12/18/20 §	257,659	259,054

		6,177,024

Health Care - 13.7%

Alere Inc Term B 4.250% due 06/30/17 §	782,000	788,110
Alliance HealthCare Services Inc 4.250% due 06/03/19 §	99,500	99,065
Amneal Pharmaceuticals Term B 5.750% due 11/01/19 §	74,812	75,374
Apria Healthcare Group Inc 6.750% due 04/05/20 §	74,625	74,998
Aptalis Pharma Inc Term B 6.000% due 10/02/20 §	324,188	330,266
Ardent Medical Services Inc (1st Lien) 6.750% due 03/21/18 §	694,241	698,001
Aveta Inc MSO 9.750% due 12/30/17 §	55,924	56,343
Biomet Inc Term B-2 3.670% due 07/25/17 §	1,262,937	1,274,576
CHS/Community Health Systems Inc 3.737% due 01/25/17 §	638,054	643,637
DaVita Inc Tranche B-2 4.000% due 11/01/19 §	371,250	374,266
DJO Finance LLC Term B 4.750% due 09/15/17 §	357,881	362,355
Envision Healthcare Corp 4.000% due 05/25/18 §	453,666	455,770
Gentiva Health Services Inc Term B 6.500% due 10/18/19 §	175,000	174,781
Grifols Inc Tranche B 4.250% due 06/01/17 §	751,653	757,395
HCA Inc Tranche B-4 2.997% due 05/01/18 §	655,282	656,690
Health Management Associates Inc Term B 3.500% due 11/18/18 §	1,133,802	1,135,219
Hologic Inc 3.750% due 08/01/19 §	180,540	181,894
Ikaria Tranche B 7.250% due 07/03/18 §	73,125	73,765
IMS Health Inc Tranche B-1 3.750% due 09/01/17 §	555,351	558,406
InVentiv Health Inc 7.500% due 08/04/16 §	263,956	261,729
Kinetic Concepts Inc Term D-1 4.500% due 05/04/18 §	766,076	772,939
MedAssets Inc Term B 4.000% due 12/13/19 §	48,000	48,112
MMM Holdings Inc 9.750% due 12/12/17 §	76,895	77,424
MultiPlan Inc Term B-1 4.000% due 08/26/17 §	466,348	470,380
One Call Management (1st Lien) due 11/20/20 µ	75,000	75,156
Onex Carestream Finance LP (1st Lien) 5.000% due 06/07/19 §	316,875	321,083
Par Pharmaceutical Cos Inc Term B-1 4.250% due 09/30/19 §	123,441	124,305
Pharmaceutical Product Development Inc 4.000% due 12/05/18 §	990,000	998,836
PRA Holdings Inc 5.000% due 09/23/20 §	149,625	150,357

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL FLOATING RATE LOAN FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

	Principal Amount	Value
Quintiles Transnational Corp Term B-3 3.750% due 06/08/18 §	$1,402,898	$1,404,055
Radnet Management Inc Tranche B 4.253% due 10/10/18 §	197,501	196,637
Sage Products Inc (1st Lien) 4.250% due 12/13/19 §	208,651	209,564
Salix Pharmaceuticals Ltd due 12/09/19 µ	100,000	101,083
Select Medical Corp Series B Tranche B 3.500% due 02/20/16 §	99,000	99,464
TriZetto Group Inc 4.750% due 05/02/18 §	489,950	484,642
Truven Health Analytics Inc Term B 4.500% due 05/31/19 §	197,505	198,028
Universal Health Services Inc Tranche B-1 2.417% due 11/15/16 §	368,682	370,756
Valeant Pharmaceuticals International Inc (Canada)
Series C-2 Tranche B
3.750% due 12/11/19 §	296,250	298,816
Series D-2 Tranche B
3.750% due 02/13/19 §	492,516	496,517
Series E Tranche B
4.500% due 08/05/20 §	620,313	625,159

		16,555,953

Industrials - 9.9%

Accudyne Industries LLC 4.000% due 12/13/19 §	731,306	732,791
Advanced Disposal Term B 4.250% due 10/09/19 §	222,750	224,321
Allflex Holdings III Inc (1st Lien) 4.250% due 07/17/20 §	74,813	75,257
Alpha Topco Ltd (Facility B) 4.500% due 04/30/19 §	394,277	398,678
American Builders & Contractors Supply Co Inc Term B 3.500% due 04/16/20 §	124,688	125,106
Ameriforge Group Inc (1st Lien)
5.000% due 12/19/19 §	124,251	125,235
Apex Tool Group LLC
4.500% due 01/31/20 §	99,250	99,951
Term B
due 01/31/20 µ	342,500	344,919
Atlantic Aviation FBO Inc 3.250% due 06/01/20 §	74,687	74,769
BakerCorp International Inc Term B 4.250% due 02/11/20 §	496,250	495,216
Beechcraft Holdings LLC 5.750% due 02/14/20 §	375,000	379,375
Bombardier Recreational Products Inc Term B (Canada) 4.000% due 01/30/19 §	396,000	397,898
Ceridian Corp 4.415% due 05/09/17 §	150,000	150,875
CSC Holdings LLC Term B 2.669% due 04/17/20 §	348,250	345,358
DAE Aviation Holdings Inc
Tranche B-1
6.250% due 11/02/18 §	84,934	85,836
Tranche B-2
6.250% due 11/02/18 §	38,503	38,913
Edwards Ltd (1st Lien) (Cayman) 5.500% due 03/26/20 §	138,375	138,743
Flying Fortress Inc 3.500% due 06/30/17 §	354,167	355,273
Gardner Denver Inc 4.250% due 07/30/20 §	199,500	200,123
Generac Power Systems Inc Term B 3.500% due 05/31/20 §	199,000	199,684

	Principal Amount	Value
Grede LLC Term B 4.500% due 05/02/18 §	$475,840	$477,823
Husky Injection Molding Systems Ltd Term B 4.250% due 06/30/18 §	446,719	450,453
IG Investments Holdings LLC Tranche B (1st Lien)
5.250% due 10/31/19 §	123,937	124,827
John Maneely Co 4.750% due 04/01/17 §	979,879	983,848
KAR Auction Services Inc Term B 3.750% due 05/19/17 §	310,880	312,691
Merrill Communications LLC 7.250% due 03/08/18 §	24,281	24,699
Metaldyne Co LLC 5.000% due 12/18/18 §	719,365	726,199
Milacron LLC Term B 4.250% due 03/28/20 §	545,875	546,666
Monitronics International Inc Term B 4.250% due 03/23/18 §	172,569	174,259
Pacific Industrial Services Finco Property Ltd Term B 5.000% due 09/24/18 §	149,625	152,103
Pelican Products Inc (1st Lien) 6.250% due 07/11/18 §	246,250	247,173
Rexnord LLC Term B 4.000% due 08/21/20 §	573,563	575,592
Schaeffler AG (Facility C) (Germany) 4.250% due 01/27/17 §	100,000	100,987
Sequa Corp 5.250% due 06/19/17 §	198,000	193,916
SumTotal Systems LLC (1st Lien) 6.279% due 11/16/18 §	140,392	138,812
Swift Transportation Co LLC
Term B
2.917% due 12/21/16 §	331,505	333,991
Tranche B-2
4.000% due 12/21/17 §	167,285	168,665
Tank Holding Corp Term 1 4.250% due 07/09/19 §	134,197	133,694
The Hertz Corp Tranche B-1 3.750% due 03/11/18 §	222,750	223,864
Transdigm Inc Term C 3.750% due 02/28/20 §	174,121	174,810
U.S. Security Associates Holdings Inc Term B 6.000% due 07/28/17 §	489,978	494,265
West Corp Term B-8 3.750% due 06/30/18 §	220,320	221,558

		11,969,216

Information Technology - 10.8%

Activision Blizzard Inc 3.250% due 10/12/20 §	423,938	427,229
Aeroflex Inc Tranche B-1 4.500% due 11/09/19 §	420,614	424,775
Applied Systems Inc (1st Lien) 4.250% due 12/08/16 §	49,746	49,994
ARRIS Group Inc Term B 3.500% due 04/17/20 §	525,615	524,630
CDW Corp 3.250% due 04/29/20 §	248,125	247,676
Commscope Inc Term B-4 3.250% due 01/31/18 §	149,625	150,841
CompuCom Systems Inc 4.250% due 05/09/20 §	323,375	323,510
Dell Inc
Term B
4.500% due 04/29/20 §	1,125,000	1,129,219
Term C
3.750% due 10/29/18 §	200,000	200,681
DG Fastchannel Inc 7.250% due 07/26/18 §	390,421	392,699

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL FLOATING RATE LOAN FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

	Principal Amount	Value
Eagle Parent Inc Term B 4.500% due 05/16/18 §	$457,988	$461,066
EIG Investors Corp (1st Lien) 5.000% due 11/09/19 §	297,505	299,550
Emdeon Business Services LLC Term B-2 3.750% due 11/02/18 §	570,687	572,946
Excelitas Technologies Corp due 10/30/20 µ	469,697	474,394
Expert Global Solutions Inc Term B (1st Lien) 8.500% due 04/03/18 §	265,921	265,921
Freescale Semiconductor Inc Tranche B-4 5.000% due 03/01/20 §	322,563	326,561
Infor (US) Inc
Tranche B-2
5.250% due 04/05/18 §	621,664	622,312
Tranche B-5
due 06/03/20 µ	100,000	100,200
Kronos Inc (1st Lien) 4.500% due 10/30/19 §	247,793	250,168
Micro Holding LP 6.250% due 03/18/19 §	124,063	124,683
Mitel US Holdings Inc (1st Lien) 7.000% due 02/27/19 §	66,937	67,272
Novell Inc (1st Lien) 7.250% due 11/22/17 §	391,004	398,254
NXP BV Tranche D 3.250% due 01/11/20 §	249,375	249,804
Opal Acquisition Inc (1st Lien) 5.000% due 11/20/20 §	150,000	150,312
Open Text Corp Term B due 01/04/21 µ	125,000	125,417
Rocket Software Inc 5.750% due 02/19/18 §	490,006	491,231
Rovi Solutions Corp Tranche B-3 3.500% due 03/29/19 §	97,093	95,666
RP Crown Parent LLC (1st Lien) 6.000% due 12/21/18 §	820,056	826,207
SCS Holdings I Inc 7.000% due 12/07/18 §	438,542	445,668
Smart Technologies ULC Term B 10.500% due 01/31/18 §	24,531	23,918
Sophia LP Term B 4.500% due 07/19/18 §	139,258	140,245
SOPHOS Term B 6.500% due 05/10/19 §	492,500	494,347
Spansion LLC
due 12/13/18 µ	25,000	25,094
Term B
5.250% due 12/10/18 §	98,974	99,346
SSI Investments II Ltd 5.000% due 05/26/17 §	445,080	449,809
SunGard Data Systems Inc
Tranche C
3.919% due 02/28/17 §	106,741	107,309
Tranche E
4.000% due 03/08/20 §	694,750	701,155
Vertafore Inc 4.250% due 10/03/19 §	486,976	491,034
Wall Street Systems Inc (1st Lien) 5.750% due 10/25/19 §	148,500	149,892
Web.com Group Inc Term B 4.500% due 10/27/17 §	255,240	258,324

		13,159,359

Materials - 7.9%

Axalta Coating Systems US Holdings Inc Term B 4.750% due 02/01/20 §	347,375	350,318
AZ Chem US Inc 5.250% due 12/22/17 §	101,696	102,738

	Principal Amount	Value
Berry Plastics Corp Term D
3.500% due 02/08/20 §	$248,125	$247,427
Term E
due 01/09/21 µ	100,000	100,071
BWAY Holding Co 4.500% due 08/06/17 §	321,750	324,096
Essar Steel Algoma Inc (Canada) 9.250% due 09/20/14 §	493,750	498,687
Fairmount Minerals Ltd Tranche B-2 5.000% due 08/14/19 §	249,375	253,375
FMG Resources Property Ltd (Australia) 4.250% due 06/30/19 §	765,831	777,477
Huntsman International LLC due 10/11/20 µ	250,000	250,938
Ineos US Finance LLC 4.000% due 05/04/18 §	1,058,557	1,063,271
MacDermid Inc Tranche B (1st Lien) 4.000% due 06/07/20 §	99,500	100,308
Multi Packaging Solutions Inc 4.250% due 08/17/20 §	50,000	50,188
Neenah Foundry Co 6.750% due 04/26/17 §	69,236	69,149
Noranda Aluminum Term B 5.750% due 02/28/19 §	122,812	115,546
Novelis Inc 3.750% due 03/10/17 §	970,020	975,471
Oxea SARL Tranche B-2 4.250% due 01/15/20 §	75,000	75,750
PQ Corp 4.500% due 08/07/17 §	148,500	149,869
Quikrete Holdings Inc (1st Lien) 4.000% due 09/28/20 §	124,688	125,505
Sensata Technologies BV Term B 3.250% due 05/10/18 §	119,099	120,290
Tricorbraun Inc 4.003% due 05/03/18 §	479,114	481,310
Tronox Inc Term B (Netherlands) 4.500% due 03/19/20 §	1,218,875	1,236,396
Unifrax Holding Co 4.250% due 11/28/18 §	494,512	496,908
United Central Industrial Supply Co LLC (1st Lien) 7.500% due 10/09/18 §	148,500	141,818
Univar Inc Term B 5.000% due 06/30/17 §	475,413	471,402
USI Inc Term B 4.250% due 12/31/19 §	272,937	274,473
Walter Energy Inc Term B 6.750% due 04/02/18 §	707,503	695,417

		9,548,198

Telecommunication Services - 4.1%

Cellular South Inc Term B 3.250% due 05/23/20 §	49,625	49,563
Cricket Communications Inc
4.750% due 10/01/19 §	495,000	497,269
Term C
4.750% due 03/08/20 §	248,750	249,638
Crown Castle Operating Co
Term B-2
due 01/29/21 µ	75,000	75,254
Tranche B
3.250% due 01/31/19 §	149,249	149,588
Greeneden U.S. Holdings II LLC 4.000% due 02/08/20 §	39,178	39,055
Intelsat Jackson Holdings SA Term B-2 3.750% due 06/30/19 §	975,000	984,750
SBA Finance Communications Corp 3.750% due 06/30/18 §	27,079	27,215

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL FLOATING RATE LOAN FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

	Principal Amount	Value
Syniverse Holdings Inc
Term B
4.000% due 04/23/19 §	$239,956	$240,456
Tranche B
4.000% due 04/23/19 §	121,190	121,796
Telesat Canada Term B-2 (Canada) 3.500% due 03/28/19 §	517,155	519,956
TNS Inc (1st Lien) 5.000% due 02/14/20 §	47,222	47,643
UPC Financing Partnership (Facility AH) 3.250% due 06/30/21 §	1,000,000	999,531
Windstream Corp Term B-5 3.500% due 08/08/19 §	994,962	997,916

		4,999,630

Utilities - 2.0%

Calpine Construction Finance Co LP Term B-1 3.000% due 05/03/20 §	149,250	148,392
Calpine Corp
Term B-1
4.000% due 04/01/18 §	1,021,125	1,029,741
Term B-2
4.000% due 04/01/18 §	97,500	98,300
Dynegy Inc Tranche B-2 4.000% due 04/23/20 §	122,462	123,355
EFS Cogen Holdings I LLC Term B 3.750% due 12/17/20 §	75,000	75,563
EquiPower Resources Holdings LLC Term C (1st Lien) 4.250% due 12/31/19 §	74,625	75,029
LSP Madison Funding LLC 5.500% due 06/28/19 §	235,667	238,122
Raven Power Finance LLC 5.250% due 12/19/20 §	200,000	200,500

	Principal Amount	Value
Texas Competitive Electric Holdings Co LLC 4.730% due 10/10/17 §	$200,000	$138,150
The AES Corp 3.750% due 06/01/18 §	302,410	304,948

		2,432,100

Total Senior Loan Notes (Cost $115,034,042)		115,467,654

	Shares
SHORT-TERM INVESTMENT - 6.7%

Money Market Fund - 6.7%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	8,124,401	8,124,401

Total Short-Term Investment (Cost $8,124,401)		8,124,401

TOTAL INVESTMENTS - 102.0% (Cost $123,158,443)		123,592,055

OTHER ASSETS & LIABILITIES, NET - (2.0%)		(2,404,956)

NET ASSETS - 100.0%		$121,187,099

Notes to Schedule of Investments

(a)	Pursuant to the terms of the following senior loan agreement, the fund had an unfunded loan commitment of $25,156 or less than 0.1% of the net assets as of December 31, 2013, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation
Excelitas Technologies Corp	$25,156	$25,250	$94

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of December 31, 2013:

		Total Value at December 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Senior Loan Notes	$115,467,654	$—	$115,467,654	$—
	Short-Term Investment	8,124,401	8,124,401	—	—
	Unfunded Loan Commitment	94	—	94	—

	Total	$123,592,149	$8,124,401	$115,467,748	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL INFLATION MANAGED FUND

Schedule of Investments

December 31, 2013 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 0.9%

Financials - 0.7%

Ally Financial Inc 3.439% due 02/11/14 §	$700,000	$704,305
Credit Agricole Home Loan SFH (France) 0.992% due 07/21/14 ~ §	400,000	401,262
Intesa Sanpaolo SPA (Italy) 3.125% due 01/15/16	100,000	101,951

		1,207,518

Industrials - 0.2%

International Lease Finance Corp
6.500% due 09/01/14 ~	100,000	103,750
6.750% due 09/01/16 ~	100,000	112,000
7.125% due 09/01/18 ~	200,000	232,500

		448,250

Total Corporate Bonds & Notes (Cost $1,599,975)		1,655,768

MORTGAGE-BACKED SECURITIES - 1.8%

Collateralized Mortgage Obligations - Commercial - 0.3%

JP Morgan Chase Commercial Mortgage Securities Corp 5.336% due 05/15/47 "	110,000	120,574
Morgan Stanley Capital I Trust 5.908% due 06/11/49 " §	100,000	111,732
Silenus European Loan Conduit Ltd (Ireland) 0.368% due 05/15/19 " §	EUR 263,860	353,919

		586,225

Collateralized Mortgage Obligations - Residential - 1.5%

Bear Stearns Adjustable Rate Mortgage Trust 2.210% due 08/25/35 " §	$17,543	17,596
2.600% due 03/25/35 " §	61,618	62,182
2.794% due 03/25/35 " §	15,668	15,658
Citigroup Mortgage Loan Trust Inc
2.227% due 09/25/35 " §	28,326	28,007
2.290% due 09/25/35 " §	23,924	23,518
Countrywide Home Loan Mortgage Pass-Through Trust 2.429% due 01/19/34 " §	74,536	71,955
Fannie Mae
0.515% due 07/25/37 " §	224,781	225,074
0.545% due 07/25/37 " §	200,987	201,438
0.605% due 05/25/36 " §	190,671	191,288
0.610% due 02/25/37 " §	47,594	47,739
0.845% due 02/25/41 " §	355,218	356,240
GSR Mortgage Loan Trust 2.648% due 09/25/35 " §	51,309	51,090
JP Morgan Mortgage Trust 5.067% due 06/25/35 " §	147,195	148,309
Merrill Lynch Mortgage Investors Trust 2.143% due 12/25/34 " §	149,177	152,974
New York Mortgage Trust 2.755% due 05/25/36 " §	492,369	433,438
Reperforming Loan REMIC Trust 0.506% due 06/25/35 ~ " §	19,323	16,878
Residential Accredit Loans Inc 0.345% due 06/25/46 " §	132,169	61,902
Structured Asset Mortgage Investments II Trust 0.376% due 05/25/46 " §	117,922	93,400
Wells Fargo Mortgage Backed Securities Trust 2.629% due 10/25/35 " §	341,506	344,646

		2,543,332

Total Mortgage-Backed Securities (Cost $2,943,557)		3,129,557

	Principal Amount	Value
ASSET-BACKED SECURITIES - 2.3%

Ares VIR Ltd CLO (Cayman) 0.469% due 03/12/18 ~ " §	$169,586	$168,625
Freddie Mac Structured Pass-Through Securities 0.445% due 09/25/31 " §	1,981	1,847
Hillmark Funding CDO (Cayman) 0.489% due 05/21/21 ~ " §	1,100,000	1,072,249
Park Place Securities Inc Pass- Through Certificates 1.186% due 12/25/34 " §	140,336	140,380
SLM Student Loan Trust
0.537% due 12/15/23 " §	EUR 1,451,567	1,966,986
0.547% due 09/15/21 " §	332,470	456,802
Wood Street BV CLO (Netherlands) 0.587% due 03/29/21 ~ " §	139,804	188,364

Total Asset-Backed Securities (Cost $3,907,635)		3,995,253

U.S. TREASURY OBLIGATIONS - 94.7%

U.S. Treasury Inflation Protected Securities - 93.6%

0.125% due 04/15/16 ^	$317,445	326,175
0.125% due 04/15/17 ^	2,570,825	2,644,034
0.125% due 04/15/18 ^	13,538,584	13,813,580
0.125% due 01/15/22 ^	15,634,043	15,022,110
0.125% due 07/15/22 ^	15,641,318	14,980,832
0.125% due 01/15/23 ^	9,309,388	8,789,012
0.375% due 07/15/23 ^	22,682,264	21,864,455
0.500% due 04/15/15 ^	4,418,857	4,519,488
0.625% due 07/15/21 ^	14,767,275	14,991,664
0.625% due 02/15/43 ^	3,352,470	2,576,819
1.125% due 01/15/21 ^	320,316	336,645
1.250% due 04/15/14 ^ ‡	2,759,075	2,778,582
1.250% due 07/15/20 ^	13,065,956	13,981,592
1.625% due 01/15/15 ^	10,514,281	10,838,741
1.750% due 01/15/28 ^	4,905,516	5,250,241
1.875% due 07/15/15 ^	840,553	886,652
2.000% due 01/15/16 ^	5,530,913	5,898,846
2.375% due 01/15/25 ^	123,910	142,458
2.375% due 01/15/27 ^	231,638	266,827
2.500% due 01/15/29 ^	6,418,433	7,535,638
2.625% due 07/15/17 ^	2,366,574	2,663,690
3.375% due 04/15/32 ^	197,379	262,522
3.875% due 04/15/29 ^	10,584,737	14,503,153

		164,873,756

U.S. Treasury Notes - 1.1%

0.250% due 01/15/15	200,000	200,180
0.250% due 01/31/15	200,000	200,176
0.750% due 06/15/14 ‡	299,000	299,888
2.750% due 11/15/23	1,400,000	1,367,297

		2,067,541

Total U.S. Treasury Obligations (Cost $175,272,156)		166,941,297

FOREIGN GOVERNMENT BONDS & NOTES - 6.6%

Bundesrepublik Deutschland Bundesobligation Inflation Linked (Germany) 0.750% due 04/15/18 ^	EUR 1,696,304	2,429,299
Instituto Credito Oficial (Spain) 2.044% due 03/25/14 §	1,600,000	2,207,071
Italy Buoni Poliennali Del Tesoro (Italy)
1.700% due 09/15/18 ^	605,106	836,224
2.100% due 09/15/16 ^	427,180	606,423
2.100% due 09/15/17 ^	695,646	985,905
3.100% due 09/15/26 ^	105,793	148,643

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL INFLATION MANAGED FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

	Principal Amount	Value
Mexican Bonos (Mexico) 6.500% due 06/09/22	MXN 9,000,000	$698,559
Mexican Bonos de Proteccion al Ahorro (Mexico) 4.010% due 01/30/20 ^ §	4,400,000	341,256
New South Wales Treasury Corp (Australia)
2.500% due 11/20/35 ^	AUD 200,000	208,999
2.750% due 11/20/25 ^	1,200,000	1,341,960
New Zealand Government Bond (New Zealand) 2.000% due 09/20/25	NZD 600,000	462,758
Slovenia Government International Bond (Slovenia) 4.700% due 11/01/16	EUR 300,000	428,456
United Kingdom Gilt (United Kingdom) 1.750% due 09/07/22	GBP 100,000	151,336
United Kingdom Gilt Inflation-Linked (United Kingdom) 2.500% due 07/26/16 ^ ~	100,000	560,710
Xunta de Galicia (Spain) 6.131% due 04/03/18	EUR 100,000	154,782

Total Foreign Government Bonds & Notes (Cost $11,636,977)		11,562,381

PURCHASED OPTIONS - 0.0%
(See Note (e) in Notes to Schedule of Investments) (Cost $86,445)		63,244

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.4%

U.S. Treasury Bills - 0.1%

0.135% due 08/21/14 ‡	$100,000	$99,958
0.128% due 08/21/14 ‡	53,000	52,977

		152,935

	Shares
Money Market Fund - 0.3%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	519,438	519,438

Total Short-Term Investments (Cost $672,307)		672,373

TOTAL INVESTMENTS - 106.7% (Cost $196,119,052)		188,019,873

OTHER ASSETS & LIABILITIES, NET - (6.7%)		(11,841,755)

NET ASSETS - 100.0%		$176,178,118

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	The average amount of borrowings by the fund on sale-buyback financing transactions (See Note 2 in Supplemental Notes to Schedule of Investments) outstanding during the nine-month period ended December 31, 2013 was $7,739,334 at a weighted average interest rate of 0.136%.

(c)	Open futures contracts outstanding as of December 31, 2013 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Eurodollar (09/14)	21	$7,309
Eurodollar (12/15)	95	(2,845)
Eurodollar (03/16)	44	(34,255)
Eurodollar (06/16)	11	(7,417)
Eurodollar (03/17)	48	(46,073)
U.S. Treasury 5-Year Notes (03/14)	106	(131,411)
U.S. Treasury 30-Year Notes (03/14)	11	(9,554)

Total Futures Contracts		($224,246)

(d)	Forward foreign currency contracts outstanding as of December 31, 2013 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	2,499,000	USD	2,213,574	01/14	RBC	$16,873
BRL	1,398,900	USD	593,157	01/14	MSC	(679)
BRL	1,398,900	USD	594,164	02/14	MSC	(6,537)
EUR	7,992,000	USD	11,002,586	01/14	CIT	(7,966)
EUR	156,000	USD	214,440	02/14	DUB	165
NZD	569,000	USD	464,409	01/14	UBS	3,327
USD	2,280,632	AUD	2,499,000	01/14	CIT	50,185
USD	2,209,336	AUD	2,499,000	02/14	RBC	(16,812)
USD	598,844	BRL	1,398,900	01/14	MSC	6,367
USD	98,934	CAD	105,000	03/14	CIT	278
USD	10,061,178	EUR	7,477,000	01/14	JPM	(224,954)
USD	692,934	EUR	515,000	01/14	WBC	(15,553)
USD	11,002,339	EUR	7,992,000	02/14	CIT	7,946
USD	731,378	GBP	447,000	03/14	BRC	(8,466)
USD	81,570	JPY	8,100,000	02/14	HSB	4,636
USD	726,541	MXN	9,460,000	03/14	HSB	5,754

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL INFLATION MANAGED FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	467,052	NZD	569,000	01/14	HSB	($685)
USD	463,451	NZD	569,000	02/14	UBS	(3,291)

Total Forward Foreign Currency Contracts						($189,412)

(e)	Purchased options outstanding as of December 31, 2013 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate Based on 3-Month USD-LIBOR	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - OTC 30-Year Interest Rate Swap	Receive	3.875%	04/14/14	DUB	$1,700,000	$86,445	$63,244

Total Purchased Options						$86,445	$63,244

(f)	Transactions in written options for the nine-month period ended December 31, 2013 were as follows:

	Number of Contracts	Notional Amount in EUR	Notional Amount in $	Premium
Outstanding, March 31, 2013	4	6,100,000	29,100,000	$210,065
Call Options Written	14	11,400,000	80,500,000	92,108
Put Options Written	22	11,400,000	109,400,000	282,743
Call Options Closed	(7)	-	-	(2,181)
Put Options Closed	(5)	-	(4,300,000)	(30,828)
Call Options Expired	(9)	-	(86,100,000)	(59,244)
Put Options Expired	(11)	(24,900,000)	(73,300,000)	(187,974)

Outstanding, December 31, 2013	8	4,000,000	55,300,000	$304,689

(g)	Premiums received and value of written options outstanding as of December 31, 2013 were as follows:

Inflation Floor/Cap Options

Description	Strike Index	Exercise Index	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - OTC U.S. CPI Urban Consumers NSA	216.69	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/07/20	CIT	$2,000,000	$17,720	($2,108)
Floor - OTC U.S. CPI Urban Consumers NSA	217.97	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	09/29/20	CIT	300,000	3,870	(303)
Floor - OTC U.S. CPI Urban Consumers NSA	218.01	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	10/13/20	DUB	700,000	6,860	(621)

						$28,450	($3,032)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate Based on 3-Month USD-LIBOR	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Receive	1.400%	01/27/14	GSC	$1,000,000	$2,080	($8)
Call - OTC 10-Year Interest Rate Swap	Receive	2.500%	01/27/14	RBS	4,400,000	30,100	(4)
Call - OTC 10-Year Interest Rate Swap	Receive	2.500%	03/03/14	RBS	1,000,000	3,650	(68)
Call - OTC 5-Year Interest Rate Swap	Receive	1.300%	03/17/14	GSC	6,600,000	7,990	(368)

	Based on 3-Month EUR-LIBOR
Call - OTC 10-Year Interest Rate Swap	Receive	2.000%	01/27/14	BRC	EUR 1,700,000	15,875	(1,058)
Call - OTC 10-Year Interest Rate Swap	Receive	2.000%	01/27/14	HSB	300,000	2,179	(187)

						61,874	(1,693)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL INFLATION MANAGED FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

Description	Pay/Receive Floating Rate Based on 3-Month USD-LIBOR	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - OTC 5-Year Interest Rate Swap	Pay	2.000%	01/27/14	GSC	$1,000,000	$5,000	($1,379)
Put - OTC 10-Year Interest Rate Swap	Pay	3.500%	01/27/14	RBS	4,400,000	42,127	(1,926)
Put - OTC 5-Year Interest Rate Swap	Pay	1.900%	03/17/14	GSC	6,600,000	27,826	(49,802)
Put - OTC 2-Year 1-Year Interest Rate Swap	Pay	2.000%	03/31/14	GSC	8,900,000	9,292	(16,443)
Put - OTC 2-Year 1-Year Interest Rate Swap	Pay	2.000%	03/31/14	MSC	11,400,000	26,505	(21,062)
Put - OTC 5-Year Interest Rate Swap	Pay	2.850%	04/14/14	DUB	7,000,000	84,000	(7,338)

	Based on 3-Month EUR-LIBOR
Put - OTC 10-Year Interest Rate Swap	Pay	2.500%	01/27/14	BRC	EUR 1,700,000	14,609	(291)
Put - OTC 10-Year Interest Rate Swap	Pay	2.500%	01/27/14	HSB	300,000	2,220	(51)

						211,579	(98,292)

						$273,453	($99,985)

Options on Futures Contracts

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Premium	Value
Put - Eurodollar Midcurve 3-Year Futures (03/14)	$97.38	03/14/14	CME	8	$2,786	($4,000)

Total Written Options					$304,689	($107,017)

(h)	Swap agreements outstanding as of December 31, 2013 were as follows:

Interest Rate Swaps

Floating Rate Index	Counterparty/ Exchange	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
BRL-CDI Compounded	JPM	Pay	7.900%	01/02/15	BRL 100,000	($975)	($357)	($618)
BRL-CDI Compounded	UBS	Pay	10.410%	01/02/15	700,000	524	415	109
BRL-CDI Compounded	UBS	Pay	8.150%	01/02/17	3,700,000	(133,228)	-	(133,228)
BRL-CDI Compounded	MSC	Pay	8.220%	01/02/17	4,700,000	(164,988)	(249)	(164,739)
BRL-CDI Compounded	GSC	Pay	8.300%	01/02/17	3,000,000	(100,998)	3,861	(104,859)
BRL-CDI Compounded	BRC	Pay	10.910%	01/02/17	200,000	(1,544)	243	(1,787)
BRL-CDI Compounded	DUB	Pay	10.910%	01/02/17	2,300,000	(17,754)	(1,301)	(16,453)
BRL-CDI Compounded	GSC	Pay	10.910%	01/02/17	3,700,000	(28,561)	(517)	(28,044)
BRL-CDI Compounded	MSC	Pay	10.910%	01/02/17	200,000	(1,544)	(93)	(1,451)
BRL-CDI Compounded	UBS	Pay	10.910%	01/02/17	3,500,000	(27,017)	4,189	(31,206)
US CPI Urban Consumers NSA	GSC	Receive	2.415%	02/12/17	$600,000	(15,438)	-	(15,438)
US CPI Urban Consumers NSA	CIT	Receive	2.250%	07/15/17	4,100,000	(99,064)	984	(100,048)
US CPI Urban Consumers NSA	DUB	Receive	2.250%	07/15/17	3,800,000	(91,815)	3,520	(95,335)
US CPI Urban Consumers NSA	RBS	Receive	2.250%	07/15/17	2,600,000	(62,821)	(2,517)	(60,304)
US CPI Urban Consumers NSA	BRC	Receive	2.085%	10/11/17	8,700,000	(47,282)	-	(47,282)
France CPI Excluding Tobacco	CIT	Pay	2.150%	04/01/21	EUR 100,000	6,019	1,560	4,459
France CPI Excluding Tobacco	DUB	Pay	2.150%	04/01/21	400,000	24,076	7,361	16,715
France CPI Excluding Tobacco	GSC	Pay	2.150%	04/01/21	600,000	36,114	4,446	31,668
France CPI Excluding Tobacco	MSC	Pay	2.150%	04/01/21	900,000	54,171	(3,280)	57,451
France CPI Excluding Tobacco	BRC	Pay	1.950%	07/25/21	1,400,000	40,522	(9,502)	50,024
France CPI Excluding Tobacco	DUB	Pay	1.950%	07/25/21	1,500,000	43,417	3,802	39,615
US CPI Urban Consumers NSA	DUB	Receive	2.500%	07/15/22	$2,000,000	(40,853)	29,720	(70,573)
France CPI Excluding Tobacco	DUB	Pay	1.950%	07/25/23	EUR 300,000	4,234	2,951	1,283
France CPI Excluding Tobacco	MSC	Pay	1.950%	07/25/23	300,000	4,234	3,320	914
France CPI Excluding Tobacco	RBS	Pay	1.950%	07/25/23	100,000	1,411	1,019	392
6-Month JPY LIBOR	CME	Receive	1.000%	09/18/23	JPY 330,000,000	(19,703)	(25,259)	5,556
France CPI Excluding Tobacco	CIT	Pay	2.108%	10/08/23	EUR 400,000	13,215	5,151	8,064
France CPI Excluding Tobacco	DUB	Pay	2.108%	10/08/23	500,000	16,519	6,287	10,232
3-Month USD LIBOR	CME	Receive	2.750%	06/19/43	$3,900,000	848,701	714,754	133,947
3-Month USD LIBOR	CME	Receive	3.500%	12/18/43	3,100,000	246,152	149,878	96,274

Total Swap Agreements						$485,724	$900,386	($414,662)

(i)	As of December 31, 2013, investments with a total aggregate value of $827,376 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, options contracts and swap contracts.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL INFLATION MANAGED FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

(j)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of December 31, 2013:

		Total Value at December 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$1,655,768	$—	$1,655,768	$—
	Mortgage-Backed Securities	3,129,557	—	3,129,557	—
	Asset-Backed Securities	3,995,253	—	3,995,253	—
	U.S. Treasury Obligations	166,941,297	—	166,941,297	—
	Foreign Government Bonds & Notes	11,562,381	—	11,562,381	—
	Short-Term Investments	672,373	519,438	152,935	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	95,531	—	95,531	—
	Interest Rate Contracts
	Futures	7,309	7,309	—	—
	Purchased Options	63,244	—	63,244	—
	Swaps	1,339,309	—	1,339,309	—

	Total Interest Rate Contracts	1,409,862	7,309	1,402,553	—

	Total Assets - Derivatives	1,505,393	7,309	1,498,084	—

	Total Assets	189,462,022	526,747	188,935,275	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(284,943)	—	(284,943)	—
	Interest Rate Contracts
	Futures	(231,555)	(231,555)	—	—
	Written Options	(107,017)	(4,000)	(99,985)	(3,032)
	Swaps	(853,585)	—	(853,585)	—

	Total Interest Rate Contracts	(1,192,157)	(235,555)	(953,570)	(3,032)

	Total Liabilities	(1,477,100)	(235,555)	(1,238,513)	(3,032)

	Total	$187,984,922	$291,192	$187,696,762	($3,032)

Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of December 31, 2013 such liabilities are categorized within the three-tier hierarchy of inputs as follows:

		Total Value at December 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities	Sale-Buyback Financing Transactions	($12,980,510)	$—	($12,980,510)	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments

December 31, 2013 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 12.9%

Consumer Discretionary - 0.0%

General Motors Co-Escrow Receipts 8.375% due 07/05/33 Ω +	EUR 200,000	$-

Consumer Staples - 0.2%

Anheuser-Busch InBev Worldwide Inc 0.788% due 01/27/14 §	$1,200,000	1,200,468
Reynolds American Inc 6.750% due 06/15/17	200,000	229,028

		1,429,496

Energy - 1.1%

Colorado Interstate Gas Co LLC 6.800% due 11/15/15	200,000	222,460
Petrobras International Finance Co (Cayman) 5.875% due 03/01/18	400,000	428,132
Shell International Finance BV (Netherlands)
0.311% due 11/10/15 §	1,200,000	1,200,989
0.451% due 11/15/16 §	1,000,000	1,001,560
Statoil ASA (Norway) 0.699% due 11/08/18 §	3,200,000	3,219,085

		6,072,226

Financials - 10.8%

Ally Financial Inc
2.750% due 01/30/17	1,000,000	1,006,250
3.645% due 06/20/14 §	4,600,000	4,679,902
4.500% due 02/11/14	500,000	502,813
4.625% due 06/26/15	300,000	312,977
8.300% due 02/12/15	600,000	646,500
American International Group Inc
5.450% due 05/18/17	100,000	111,819
6.250% due 03/15/87	1,000,000	1,005,000
Banco Nacional de Desenvolvimento Economico e Social (Brazil) 4.125% due 09/15/17 ~	100,000	143,005
Banco Santander Brasil SA (Brazil)
2.343% due 03/18/14 § ~	600,000	600,074
4.250% due 01/14/16 ~	300,000	310,875
Banco Santander Chile (Chile) 1.842% due 01/19/16 § ~	1,000,000	995,500
Bank of America Corp 4.500% due 04/01/15	4,800,000	5,023,176
Bank of Montreal (Canada) 2.850% due 06/09/15 ~	100,000	103,416
Banque PSA Finance SA (France) 2.144% due 04/04/14 § ~	600,000	599,790
BBVA Bancomer SA (Mexico) 6.500% due 03/10/21 ~	3,800,000	4,028,000
BNP Paribas SA (France) 1.144% due 01/10/14 §	1,000,000	1,000,171
CIT Group Inc 5.250% due 04/01/14 ~	100,000	101,250
Citigroup Inc
2.250% due 08/07/15	700,000	714,825
4.587% due 12/15/15	2,300,000	2,458,969
5.500% due 10/15/14	1,200,000	1,244,819
Credit Agricole Home Loan SFH (France) 0.992% due 07/21/14 § ~	1,400,000	1,404,417
Credit Suisse NY (Switzerland)
0.651% due 12/07/15 §	2,100,000	2,100,178
2.200% due 01/14/14	300,000	300,191
Daimler Finance North America LLC 0.843% due 01/09/15 § ~	2,000,000	2,007,204
Dexia Credit Local SA (France) 0.717% due 04/29/14 § ~	800,000	801,128

	Principal Amount	Value
Ford Motor Credit Co LLC
4.207% due 04/15/16	$400,000	$426,424
7.000% due 04/15/15	500,000	538,809
8.700% due 10/01/14	200,000	212,025
HBOS PLC (United Kingdom) 0.942% due 09/06/17 §	8,100,000	7,830,675
HSBC Bank PLC (United Kingdom) 2.000% due 01/19/14 ~	200,000	200,151
ICICI Bank Ltd (India)
4.750% due 11/25/16 ~	1,700,000	1,780,556
5.500% due 03/25/15 ~	600,000	621,614
Intesa Sanpaolo SPA (Italy) 2.638% due 02/24/14 § ~	500,000	501,479
LBG Capital No. 2 PLC (United Kingdom) 9.125% due 07/15/20	GBP 800,000	1,439,995
Lloyds Bank PLC (United Kingdom) 12.000% due § ~ ±	$1,000,000	1,358,707
National Australia Bank Ltd (Australia) 0.966% due 04/11/14 § ~	1,400,000	1,402,699
Nordea Bank AB (Sweden) 2.125% due 01/14/14 ~	100,000	100,056
Nordea Eiendomskreditt AS (Norway) 0.663% due 04/07/15 § ~	900,000	900,910
RCI Banque SA (France) 2.116% due 04/11/14 § ~	1,300,000	1,304,056
Santander Issuances SAU (Spain) 7.300% due 07/27/19 §	GBP 3,000,000	5,132,658
SLM Corp
1.777% due 10/01/14 § ^	$100,000	98,869
6.250% due 01/25/16	100,000	108,375
SSIF Nevada LP 0.944% due 04/14/14 § ~	3,300,000	3,305,907
State Bank of India (India) 4.500% due 07/27/15 ~	1,000,000	1,029,577
Stone Street Trust 5.902% due 12/15/15 ~	700,000	750,596
Volkswagen International Finance NV (Netherlands) 0.858% due 04/01/14 § ~	995,000	996,137

		62,242,524

Health Care - 0.2%

AbbVie Inc 0.998% due 11/06/15 §	1,200,000	1,212,894

Industrials - 0.0%

International Lease Finance Corp 5.750% due 05/15/16	100,000	107,375

Materials - 0.3%

CSN Islands XI Corp (Cayman) 6.875% due 09/21/19 ~	700,000	729,750
Gerdau Holdings Inc 7.000% due 01/20/20 ~	400,000	438,000
GTL Trade Finance Inc (United Kingdom) 7.250% due 10/20/17 ~	600,000	677,250

		1,845,000

Telecommunication Services - 0.2%

Verizon Communications Inc 0.857% due 03/28/14 §	900,000	901,184

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

	Principal Amount	Value
Utilities - 0.1%

Electricite de France SA (France) 5.500% due 01/26/14 ~	$200,000	$200,551
Entergy Corp 3.625% due 09/15/15	500,000	515,977

		716,528

Total Corporate Bonds & Notes (Cost $72,554,278)		74,527,227

SENIOR LOAN NOTES - 0.3%

Health Care - 0.3%

Health Management Associates Term B 3.500% due 11/18/18 §	1,492,386	1,494,251

Total Senior Loan Notes (Cost $1,496,000)		1,494,251

MORTGAGE-BACKED SECURITIES - 43.1%

Collateralized Mortgage Obligations - Commercial - 0.8%

Bear Stearns Commercial Mortgage Securities Trust 5.700% due 06/11/50 "	200,000	225,103
Credit Suisse Commercial Mortgage Trust 5.467% due 09/15/39 "	842,895	917,980
LB-UBS Commercial Mortgage Trust 5.866% due 09/15/45 " §	454,969	505,547
Merrill Lynch Floating Trust 0.705% due 07/09/21 " § ~	312,363	311,757
Morgan Stanley Capital I Trust 5.731% due 07/12/44 " §	1,487,768	1,622,067
Silenus European Loan Conduit Ltd (Ireland) 0.368% due 05/15/19 " § ~	EUR 32,983	44,240
Wachovia Bank Commercial Mortgage Trust 5.342% due 12/15/43 "	$600,000	660,695

		4,287,389

Collateralized Mortgage Obligations - Residential - 2.7%

Alternative Loan Trust 2.723% due 06/25/37 " §	354,298	289,740
Arran Residential Mortgages Funding PLC (United Kingdom) 1.617% due 05/16/47 " § ~	EUR 752,550	1,049,980
Banc of America Funding Trust 2.632% due 05/25/35 " §	$88,337	89,689
Banc of America Mortgage Trust 2.748% due 07/25/33 " §	45,612	45,866
BCAP LLC Trust 5.222% due 03/26/37 " § ~	91,724	84,670
Bear Stearns Adjustable Rate Mortgage Trust
2.250% due 08/25/35 " §	41,032	41,167
2.430% due 10/25/35 " §	295,583	291,348
2.580% due 08/25/33 " §	114,923	116,273
2.686% due 01/25/35 " §	1,183,030	1,152,332
2.794% due 03/25/35 " §	69,121	69,080
Bear Stearns Alt-A Trust
2.598% due 11/25/36 " §	86,458	59,979
2.649% due 05/25/35 " §	52,709	50,150
2.708% due 09/25/35 " §	62,475	54,903
Chase Mortgage Finance Trust 5.640% due 09/25/36 " §	208,757	189,047
Chevy Chase Funding LLC 0.415% due 08/25/35 " § ~	58,618	52,985
Citigroup Mortgage Loan Trust 2.290% due 08/25/35 " §	47,847	47,035
2.510% due 12/25/35 " §	87,969	86,226

	Principal Amount	Value
Countrywide Home Loan Mortgage Pass-Through Trust 0.485% due 03/25/35 " §	$27,623	$23,802
Credit Suisse First Boston Mortgage Securities Corp
0.804% due 03/25/32 " § ~	4,087	3,881
6.000% due 11/25/35 " Ω	99,651	81,838
Downey Saving and Loan Association Mortgage Loan Trust 0.346% due 04/19/47 " § Ω	269,960	62,885
Fannie Mae
0.365% due 10/27/37 " §	3,400,000	3,375,348
0.475% due 04/25/37 " §	93,750	93,742
0.615% due 09/25/35 " §	217,929	218,385
1.625% due 11/25/23 " §	159,783	163,988
Freddie Mac
1.344% due 10/25/44 " §	39,828	40,342
1.544% due 07/25/44 " §	208,122	211,823
8.000% due 04/15/30 "	205,503	242,041
Granite Master Issuer PLC (United Kingdom)
0.427% due 12/20/54 " §	350,108	346,712
0.465% due 12/20/54 " § ~	EUR 438,020	598,067
0.525% due 12/20/54 " § ~	704,593	963,205
Granite Mortgages PLC (United Kingdom)
0.604% due 01/20/44 " § ~	22,031	30,183
0.890% due 01/20/44 " § ~	GBP 22,295	36,696
0.904% due 09/20/44 " § ~	119,808	197,435
HarborView Mortgage Loan Trust
0.336% due 12/19/36 " § Ω	$518,005	343,891
0.356% due 01/19/38 " §	173,794	142,598
0.386% due 05/19/35 " §	30,859	27,139
JPMorgan Mortgage Trust
3.554% due 02/25/35 " §	15,240	15,337
5.243% due 07/25/35 " §	206,658	211,620
5.750% due 01/25/36 " Ω	39,227	36,072
Mellon Residential Funding Corp Mortgage Pass-Through Trust 0.648% due 06/15/30 " §	7,660	7,439
Merrill Lynch Mortgage Investors Trust
0.376% due 02/25/36 " §	42,723	39,183
2.144% due 11/25/35 " §	2,779,142	2,641,744
Morgan Stanley Mortgage Loan Trust 5.500% due 08/25/35 "	107,598	108,294
Reperforming Loan REMIC Trust 0.505% due 06/25/35 " § ~	96,615	84,391
Residential Accredit Loans Inc Trust
0.346% due 06/25/46 " §	88,112	41,268
6.000% due 06/25/36 " Ω	220,389	174,023
Residential Asset Securitization Trust 0.566% due 05/25/33 " §	5,700	5,573
Structured Asset Mortgage Investments II Trust 0.385% due 05/25/36 " §	188,892	138,993
Structured Asset Securities Corp Mortgage Pass Through Certificates
2.459% due 08/25/32 " §	22,974	22,775
2.619% due 10/28/35 " § ~	41,408	39,057
Washington Mutual Mortgage
0.476% due 01/25/45 " §	23,123	21,863
0.486% due 01/25/45 " §	23,948	23,117
1.543% due 08/25/42 " §	4,010	3,726
2.207% due 02/27/34 " §	6,607	6,554
2.463% due 09/25/46 " §	87,037	83,281
4.733% due 02/25/37 " §	435,420	403,673
Wells Fargo Mortgage-Backed Securities Trust
2.613% due 12/25/34 " §	78,459	79,248
2.626% due 04/25/36 " § Ω	66,297	62,581
2.628% due 03/25/36 " §	558,684	537,330

		15,761,613

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

	Principal Amount	Value
Fannie Mae - 38.5%

1.344% due 10/01/44 " §	$34,786	$35,384
2.167% due 09/01/35 " §	156,258	166,059
2.310% due 08/01/22 "	500,000	471,843
2.469% due 11/01/32 " §	119,505	126,534
2.485% due 11/01/34 " §	118,073	125,889
2.525% due 12/01/35 " §	29,006	30,583
2.870% due 09/01/27 "	500,000	433,762
3.000% due 09/01/21 "	3,678,308	3,816,048
3.000% due 12/01/26 "	14,737	15,057
3.000% due 01/09/27 "	16,000,000	16,333,125
3.000% due 09/01/28 "	578,967	591,431
3.500% due 01/18/27 "	32,000,000	33,473,750
3.500% due 02/01/27 "	242,353	254,037
4.000% due 08/01/18 "	368,177	390,749
4.000% due 09/01/18 "	2,195,364	2,331,007
4.000% due 12/01/18 "	569,355	604,702
4.000% due 03/01/25 "	374,234	397,643
4.000% due 04/01/25 "	406,093	431,125
4.000% due 06/01/25 "	211,756	224,855
4.000% due 07/01/25 "	238,552	253,328
4.000% due 09/01/25 "	365,972	388,665
4.000% due 09/01/25 "	361,795	384,163
4.000% due 12/01/25 "	137,376	145,913
4.000% due 04/01/26 "	601,445	638,595
4.000% due 04/01/26 "	407,186	431,700
4.000% due 06/01/26 "	102,703	109,071
4.000% due 08/01/26 "	392,786	418,867
4.000% due 06/01/29 "	69,498	72,600
4.000% due 11/01/30 "	197,751	206,732
4.000% due 12/01/40 "	130,117	134,277
4.000% due 01/13/41 "	7,000,000	7,207,813
4.000% due 02/10/41 "	29,000,000	29,770,313
4.000% due 03/01/41 "	342,344	353,208
4.000% due 09/01/41 "	764,882	791,376
4.000% due 09/01/41 "	6,189	6,387
4.000% due 12/01/41 "	654,893	675,818
4.000% due 12/01/41 "	14,327	14,786
4.000% due 02/01/42 "	65,430	67,532
4.000% due 10/01/42 "	538,280	555,326
4.412% due 12/01/36 " §	13,471	14,293
4.500% due 07/01/18 "	399,911	426,399
4.500% due 04/01/19 "	67,104	71,555
4.500% due 06/01/24 "	239,111	254,946
4.500% due 08/01/24 "	489,651	522,366
4.500% due 01/01/25 "	74,753	79,728
4.500% due 06/01/25 "	512,468	546,531
4.500% due 06/01/26 "	81,865	87,147
4.500% due 04/01/28 "	2,315	2,452
4.500% due 04/01/29 "	2,360,640	2,515,997
4.500% due 05/01/35 "	165,460	176,075
4.500% due 07/01/40 "	189,036	200,684
4.500% due 11/01/40 "	98,802	104,901
4.500% due 01/13/41 "	1,000,000	1,059,883
4.500% due 02/10/41 "	40,000,000	42,264,062
4.500% due 03/01/41 "	230,965	245,305
4.500% due 08/01/41 "	169,209	179,597
5.000% due 02/01/25 "	319,941	347,219
5.000% due 02/01/27 "	28,212	30,585
5.000% due 06/01/27 "	4,295	4,656
5.000% due 08/01/27 "	2,675	2,900
5.000% due 05/01/33 "	88,112	96,220
5.000% due 03/01/34 "	347,073	378,488
5.000% due 03/01/34 "	195,240	212,936
5.000% due 12/01/34 "	8,422	9,162
5.000% due 02/01/35 "	32,375	35,327
5.000% due 03/01/35 "	218,143	237,293
5.000% due 08/01/35 "	3,138,767	3,413,947
5.000% due 08/01/35 "	683,170	742,472

	Principal Amount	Value
5.000% due 08/01/35 "	$1,613,844	$1,754,478
5.000% due 09/01/35 "	34,128	37,111
5.000% due 11/01/35 "	287,353	312,504
5.000% due 12/01/35 "	1,353,309	1,471,584
5.000% due 07/01/37 "	16,575	17,998
5.000% due 08/01/37 "	43,415	47,231
5.000% due 05/01/38 "	3,647	3,960
5.000% due 05/01/38 "	4,588,753	4,989,861
5.000% due 07/01/39 "	26,871	29,214
5.000% due 05/01/40 "	15,191	16,547
5.000% due 07/01/40 "	619,834	676,591
5.000% due 08/01/40 "	13,798	15,023
5.000% due 01/13/41 "	23,000,000	24,981,958
5.000% due 02/10/41 "	1,000,000	1,083,047
5.500% due 12/01/20 "	5,899	6,283
5.500% due 07/01/21 "	24,960	26,573
5.500% due 08/01/21 "	76,947	81,961
5.500% due 10/01/21 "	116,262	127,222
5.500% due 12/01/21 "	7,605	8,099
5.500% due 04/01/22 "	75,039	82,434
5.500% due 05/01/22 "	155,282	168,344
5.500% due 05/01/22 "	177,023	188,576
5.500% due 07/01/22 "	18,071	19,857
5.500% due 06/01/23 "	27,614	30,336
5.500% due 06/01/23 "	69,456	76,324
5.500% due 09/01/23 "	72,528	77,268
5.500% due 02/01/24 "	30,762	33,796
5.500% due 01/01/28 "	424,512	468,423
5.500% due 03/01/28 "	11,269	12,437
5.500% due 06/01/30 "	640,238	706,738
5.500% due 11/01/32 "	184,431	203,300
5.500% due 01/01/34 "	9,712	10,682
5.500% due 02/01/34 "	47,089	51,940
5.500% due 03/01/34 "	8,529	9,404
5.500% due 04/01/34 "	195,958	215,977
5.500% due 04/01/34 "	2,853	3,165
5.500% due 02/01/35 "	38,694	42,641
5.500% due 02/01/35 "	69,760	76,855
5.500% due 04/01/35 "	58,134	64,024
5.500% due 05/01/35 "	306,590	337,559
5.500% due 05/01/35 "	55,897	61,463
5.500% due 06/01/35 "	67,872	74,797
5.500% due 07/01/35 "	54,492	60,023
5.500% due 07/01/35 "	744,826	822,431
5.500% due 08/01/35 "	130,480	143,474
5.500% due 10/01/35 "	37,760	41,581
5.500% due 10/01/35 "	694,755	764,213
5.500% due 11/01/35 "	538,624	593,011
5.500% due 12/01/35 "	118,293	130,255
5.500% due 01/01/36 "	19,552	21,540
5.500% due 05/01/36 "	706,051	776,767
5.500% due 07/01/36 "	53,180	58,598
5.500% due 09/01/36 "	59,895	66,017
5.500% due 11/01/36 "	13,734	15,125
5.500% due 04/01/37 "	4,895,332	5,374,079
5.500% due 04/01/38 "	703,365	773,360
5.500% due 06/01/38 "	763,912	840,308
5.500% due 08/01/39 "	27,490	30,326
5.500% due 12/01/39 "	685,200	754,361
5.500% due 01/13/41 "	5,000,000	5,500,587
6.000% due 09/01/22 "	21,735	24,100
6.000% due 01/01/23 "	14,576	16,148
6.000% due 02/01/33 "	18,472	20,746
6.000% due 12/01/35 "	40,101	44,756
6.000% due 06/01/36 "	2,709	3,017
6.000% due 06/01/36 "	20,764	23,135
6.000% due 07/01/36 "	2,680	2,970
6.000% due 08/01/36 "	4,335	4,826
6.000% due 09/01/36 "	68,133	75,714
6.000% due 09/01/36 "	15,951	17,763

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

	Principal Amount	Value
6.000% due 09/01/36 "	$6,123	$6,788
6.000% due 10/01/36 "	5,011	5,567
6.000% due 10/01/36 "	84,787	94,160
6.000% due 11/01/36 "	56,501	62,788
6.000% due 12/01/36 "	137,496	153,111
6.000% due 12/01/36 "	45,063	50,016
6.000% due 03/01/37 "	8,452	9,379
6.000% due 04/01/37 "	2,991	3,320
6.000% due 06/01/37 "	157,712	174,842
6.000% due 06/01/37 "	6,491	7,196
6.000% due 07/01/37 "	17,145	19,015
6.000% due 07/01/37 "	5,775	6,400
6.000% due 08/01/37 "	13,478	14,935
6.000% due 09/01/37 "	145,134	160,721
6.000% due 09/01/37 "	2,324	2,576
6.000% due 11/01/37 "	136,480	151,238
6.000% due 09/01/38 "	124,880	138,383
6.000% due 12/01/38 "	359,645	399,627
6.000% due 12/01/38 "	455,253	505,067
6.000% due 01/01/39 "	4,244	4,706
6.000% due 07/01/39 "	551,728	611,380
6.000% due 10/01/39 "	535,629	593,545
6.000% due 04/01/40 "	797,732	884,064
6.000% due 06/01/40 "	136,116	150,835
6.000% due 10/01/40 "	684,781	759,271
6.000% due 04/01/41 "	912,858	1,014,401
6.000% due 05/01/41 "	3,613,687	4,008,588
6.500% due 03/01/17 "	16,392	17,391

		222,855,305

Freddie Mac - 0.6%

2.014% due 09/01/35 " §	21,379	22,541
2.375% due 11/01/31 " §	5,596	5,960
2.375% due 04/01/32 " §	20,757	22,038
2.473% due 06/01/35 " §	186,410	199,170
2.498% due 09/01/35 " §	106,594	113,166
4.500% due 09/01/41 "	425,581	451,761
5.500% due 03/01/23 "	9,625	10,508
5.500% due 04/01/38 "	608,030	663,816
5.500% due 04/01/38 "	362,810	396,623
5.500% due 06/01/38 "	227,536	248,412
5.500% due 07/01/38 "	100,777	110,023
5.500% due 12/01/38 "	122,045	133,678
5.500% due 01/01/39 "	702,486	766,982
5.500% due 03/01/39 "	376,652	411,209
5.500% due 05/01/40 "	27,641	30,177
6.000% due 12/01/22 "	16,815	18,576
6.000% due 03/01/23 "	47,831	52,878

		3,657,518

Government National Mortgage Association - 0.5%

5.000% due 10/15/38 "	550,530	598,421
5.000% due 12/15/38 "	483,779	526,041
5.000% due 02/15/39 "	161,655	175,778
5.000% due 03/15/39 "	596,091	647,679
5.000% due 04/15/39 "	776,010	843,265
5.000% due 04/15/39 "	19,781	21,487

		2,812,671

Total Mortgage-Backed Securities (Cost $248,790,888)		249,374,496

ASSET-BACKED SECURITIES - 4.7%

Argent Securities Inc 0.985% due 02/25/34 " §	1,273,031	1,169,317
Asset Backed Funding Certificates Trust 0.866% due 06/25/34 " §	97,891	93,211
Bear Stearns Asset Backed Securities I Trust 0.365% due 12/25/36 " §	464,557	432,327

	Principal Amount	Value
Bear Stearns Asset Backed Securities Trust 2.974% due 10/25/36 " §	$126,679	$124,296
CIT Mortgage Loan Trust 1.415% due 10/25/37 " § ~	2,512,254	2,508,950
Citibank Omni Master Trust 2.917% due 08/15/18 " § ~	3,200,000	3,248,782
Countrywide Asset-Backed Certificates 0.265% due 08/25/37 " §	2,363,387	2,338,372
0.515% due 05/25/46 " § ~	2,278,281	2,146,284
FFMLT Trust 0.655% due 09/25/35 " §	5,200,000	4,688,258
Halcyon Structured Asset Management Ltd CLO (Cayman) 0.463% due 08/07/21 " § ~	1,586,316	1,572,784
Hillmark Funding CDO (Cayman) 0.489% due 05/21/21 " § ~	1,100,000	1,072,249
HSBC Home Equity Loan Trust 0.317% due 03/20/36 " §	355,061	348,399
Long Beach Mortgage Loan Trust 0.725% due 10/25/34 " §	18,554	17,761
Mastr Asset Backed Securities Trust 0.465% due 01/25/36 " §	6,200,000	5,557,884
Park Place Securities Inc 0.426% due 09/25/35 " §	138,718	136,305
Securitized Asset-Backed Receivables LLC Trust 0.296% due 05/25/37 " § Ω	121,780	75,094
Structured Asset Investment Loan Trust 0.296% due 08/25/35 " §	1,200,000	1,045,644
United States Small Business Administration 4.754% due 08/10/14 "	14,427	14,649
Wood Street BV CLO (Netherlands) 0.544% due 11/22/21 " § ~	EUR 295,853	400,055

Total Asset-Backed Securities (Cost $26,195,144)		26,990,621

U.S. GOVERNMENT AGENCY ISSUES - 9.0%

Fannie Mae
0.875% due 08/28/17	$4,400,000	4,346,562
0.875% due 12/20/17	400,000	391,864
0.875% due 02/08/18	1,000,000	975,366
0.875% due 05/21/18	200,000	193,587
1.125% due 04/27/17	1,800,000	1,807,884
1.250% due 01/30/17	4,200,000	4,252,462
1.875% due 09/18/18	100,000	100,726
5.000% due 02/13/17	900,000	1,013,269
5.000% due 05/11/17	1,800,000	2,034,310
5.375% due 06/12/17	3,500,000	4,004,214
Freddie Mac
0.875% due 03/07/18	300,000	291,595
1.000% due 03/08/17	3,000,000	3,006,297
1.000% due 06/29/17	13,200,000	13,127,558
1.000% due 07/28/17	7,300,000	7,257,704
1.000% due 09/29/17	6,300,000	6,229,623
1.250% due 05/12/17	700,000	705,149
3.750% due 03/27/19	1,200,000	1,308,901
5.500% due 08/23/17	900,000	1,036,232

Total U.S. Government Agency Issues (Cost $52,435,383)		52,083,303

U.S. TREASURY OBLIGATIONS - 40.7%

U.S. Treasury Inflation Protected Securities - 5.7%

0.125% due 04/15/17 ^ ‡	925,497	951,852
0.125% due 04/15/18 ^	202,082	206,187
0.125% due 01/15/22 ^	206,390	198,312

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

	Principal Amount	Value
0.125% due 07/15/22 ^	$2,234,474	$2,140,119
0.625% due 07/15/21 ^	4,248,830	4,313,391
1.125% due 01/15/21 ^	3,309,932	3,478,662
1.250% due 07/15/20 ^	749,686	802,223
1.375% due 01/15/20 ^	324,027	348,076
1.750% due 01/15/28 ^	3,567,648	3,818,357
2.000% due 01/15/26 ^	2,941,975	3,258,926
2.375% due 01/15/25 ^	4,832,490	5,555,856
2.375% due 01/15/27 ^	6,138,407	7,070,917
3.625% due 04/15/28 ^	722,040	954,785

		33,097,663

U.S. Treasury Notes - 35.0%

0.250% due 12/31/15	200,000	199,477
0.375% due 01/15/16	1,700,000	1,699,470
0.500% due 07/31/17	900,000	880,945
0.625% due 07/15/16	1,200,000	1,201,453
0.625% due 08/15/16	4,600,000	4,600,897
0.625% due 10/15/16	5,000,000	4,990,820
0.625% due 11/15/16	4,300,000	4,286,898
0.625% due 12/15/16	66,600,000	66,326,807
0.625% due 05/31/17	3,100,000	3,059,796
0.625% due 08/31/17	900,000	883,125
0.750% due 12/31/17	700,000	684,359
0.750% due 02/28/18	6,300,000	6,132,407
0.750% due 03/31/18	15,600,000	15,153,325
0.875% due 09/15/16	3,400,000	3,420,322
0.875% due 12/31/16	1,800,000	1,804,219
0.875% due 01/31/17	18,800,000	18,820,567
0.875% due 02/28/17	2,000,000	1,999,688
0.875% due 04/30/17	3,800,000	3,788,718
1.000% due 08/31/16	300,000	302,813
1.000% due 03/31/17	400,000	400,922
1.000% due 05/31/18	10,000,000	9,778,910
1.250% due 10/31/18	6,900,000	6,761,193
1.250% due 11/30/18	18,200,000	17,801,165
1.500% due 07/31/16	700,000	715,996
1.500% due 08/31/18 ‡	11,800,000	11,735,006
1.500% due 12/31/18	14,100,000	13,934,212
1.750% due 05/31/16	200,000	205,812
3.000% due 02/28/17	200,000	213,148
3.125% due 01/31/17	100,000	106,922
3.250% due 03/31/17	500,000	537,422

		202,426,814

Total U.S. Treasury Obligations (Cost $239,415,426)		235,524,477

FOREIGN GOVERNMENT BONDS & NOTES - 2.8%

Autonomous Community of Valencia Spain (Spain) 4.375% due 07/16/15	EUR 100,000	140,968
Italy Buoni Poliennali del Tesoro (Italy)
2.500% due 03/01/15	800,000	1,120,242
2.750% due 12/01/15	1,800,000	2,547,697
3.000% due 11/01/15	2,000,000	2,839,802
4.500% due 07/15/15	100,000	144,511
6.000% due 11/15/14	200,000	287,481
Italy Certificati di Credito del Tesoro (Italy)
0.810% due 12/31/14	700,000	954,797
1.738% due 06/30/15	600,000	811,662
Province of Ontario (Canada)
1.650% due 09/27/19	$200,000	192,016
3.000% due 07/16/18	100,000	104,960
3.150% due 06/02/22	CAD 1,600,000	1,482,709
5.500% due 06/02/18	100,000	106,897
Province of Quebec (Canada)
3.500% due 07/29/20	$600,000	623,023
4.250% due 12/01/21	CAD 900,000	905,151

	Principal Amount	Value
Spain Government (Spain)
2.750% due 03/31/15	EUR 800,000	$1,122,486
3.150% due 01/31/16	300,000	426,040
3.300% due 10/31/14	300,000	419,245
4.000% due 07/30/15	1,400,000	1,999,521

Total Foreign Government Bonds & Notes (Cost $16,360,076)		16,229,208

MUNICIPAL BONDS - 2.7%

American Municipal Power Inc OH ‘B’ 8.084% due 02/15/50	$1,000,000	1,320,100
Buckeye Tobacco Settlement Financing Authority OH ‘A2’ 5.875% due 06/01/47	800,000	594,952
City of North Las Vegas NV 6.572% due 06/01/40	900,000	746,208
County of Clark Airport System Revenue NV ‘C’ 6.820% due 07/01/45	200,000	243,996
Irvine Ranch Water District Joint Powers Agency CA 2.388% due 03/15/14	900,000	900,684
Los Angeles Unified School District CA ‘A1’ 4.500% due 01/01/28	400,000	408,292
New Jersey Economic Development Authority ‘B’ 5.380% due 02/15/19	4,100,000	3,418,949
North Carolina Turnpike Authority ‘B’ 6.700% due 01/01/39	100,000	107,591
Southern California Public Power Authority 5.943% due 07/01/40	1,600,000	1,707,840
State of California
7.500% due 04/01/34	100,000	127,687
7.600% due 11/01/40	1,400,000	1,845,802
Tobacco Settlement Finance Authority of WV ‘A’ 7.467% due 06/01/47	800,000	622,248
University of Arizona 6.423% due 08/01/35	2,700,000	2,922,426
University of California 6.270% due 05/15/31	500,000	531,705

Total Municipal Bonds (Cost $14,665,616)		15,498,480

SHORT-TERM INVESTMENTS - 17.3%

Commercial Paper - 0.6%

Santander SA
2.472% due 01/02/14	3,300,000	3,300,000

Foreign Government Issues - 2.0%

Italian Buoni Ordinari del Tesoro BOT (Italy)
0.720% due 11/14/14	EUR 800,000	1,092,645
0.982% due 10/14/14	4,700,000	6,425,861
1.090% due 09/12/14	1,600,000	2,188,989
Spain Letras del Tesoro (Spain)
0.852% due 10/17/14	1,400,000	1,912,823

		11,620,318

U. S. Government Agency Issues - 3.6%

Federal Home Loan Banks
0.020% due 01/03/14	$21,100,000	21,099,982

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

	Principal Amount	Value
Repurchase Agreements - 10.9%

Barclays PLC
0.030% due 01/03/14 (Dated 12/31/13, repurchase price of $30,300,025; collateralized by a U.S. Treasury Bonds: 0.125% due 04/15/18 and value $31,254,962)	$30,300,000	$30,300,000
Barclays PLC
0.050% due 01/02/14 (Dated 12/31/13, repurchase price of $32,500,090; collateralized by a U.S. Treasury Bonds: 0.125% due 01/15/22 and value $34,381,478)	32,500,000	32,500,000

		62,800,000

	Shares	Value
Money Market Fund - 0.2%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	1,224,725	$1,224,725

Total Short-Term Investments (Cost $99,921,399)		100,045,025

TOTAL INVESTMENTS - 133.5% (Cost $771,834,210)		771,767,088

OTHER ASSETS & LIABILITIES, NET - (33.5%)		(193,450,338)

NET ASSETS - 100.0%		$578,316,750

Notes to Schedule of Investments

(a)	Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the annualized effective yield on the date of purchase.

(b)	Investments with a total aggregate value of $836,384 or 0.1% of the fund’s net assets were in default as of December 31, 2013.

(c)	The average amount of borrowings by the fund on sale-buyback financing transactions (See Note 2 in Supplemental Notes to Schedules of Investments) outstanding during the nine-month period ended December 31, 2013 was $621,594 at a weighted average interest rate of 0.067%.

(d)	Open futures contracts outstanding as of December 31, 2013 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Euribor (12/14)	16	($3,272)
Euribor (03/15)	16	(4,923)
Euribor (06/15)	16	(6,677)
Euribor (09/15)	16	(8,362)
Eurodollar (03/15)	13	791
Eurodollar (06/15)	170	(35,975)
Eurodollar (09/15)	461	22,201
Eurodollar (03/16)	314	(151,576)
Eurodollar (06/16)	53	(34,516)
Eurodollar (09/16)	27	(31,457)
Eurodollar (12/14)	262	(12,284)
Eurodollar (12/15)	1041	(335,183)
U.S. Treasury 5-Year Notes (03/14)	440	(696,107)
U.S. Treasury 10-Year Notes (03/14)	114	(235,940)

Total Futures Contracts		($1,533,280)

(e)	Forward foreign currency contracts outstanding as of December 31, 2013 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
BRL	6,904	USD	2,927	01/14	MSC	($3)
DKK	570,000	USD	102,082	01/14	UBS	3,043
USD	2,730,575	CAD	2,898,000	03/14	CIT	7,667
USD	395,658	EUR	300,000	02/14	DUB	(17,042)
USD	1,999,970	EUR	1,494,000	02/14	GSC	(55,274)
USD	6,064,048	EUR	4,436,000	02/14	JPM	(38,446)
USD	173,448	EUR	126,000	02/14	UBS	113
USD	15,853,669	EUR	11,501,000	03/14	CIT	32,069
USD	170,537	EUR	124,000	03/14	CIT	(46)
USD	2,924,064	EUR	2,189,000	03/14	GSC	(87,282)
USD	126,735	EUR	100,000	04/14	CIT	(10,833)
USD	6,952,184	GBP	4,249,000	03/14	BRC	(80,472)
USD	400,000	JPY	41,961,760	01/14	CSF	1,529
USD	1,001,472	JPY	104,600,000	02/14	BRC	7,977
USD	1,181,246	JPY	121,500,000	02/14	CIT	27,235
USD	765,593	JPY	79,200,000	02/14	DUB	13,348
USD	1,178,228	JPY	117,000,000	02/14	HSB	66,957
USD	606,284	JPY	62,300,000	02/14	JPM	14,556

Total Forward Foreign Currency Contracts						($114,904)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

(f)	Transactions in written options for the nine-month period ended December 31, 2013 were as follows:

	Notional Amount in EUR	Notional Amount in $	Premium
Outstanding, March 31, 2013	10,000,000	57,300,000	$245,423
Call Options Written	-	99,600,000	170,852
Put Options Written	-	172,500,000	773,794
Put Options Closed	-	(5,600,000)	(30,350)
Call Options Expired	-	(70,100,000)	(121,748)
Put Options Expired	(1,200,000)	(116,500,000)	(471,438)

Outstanding, December 31, 2013	8,800,000	137,200,000	$566,533

(g)	Premiums received and value of written options outstanding as of December 31, 2013 were as follows:

Credit Default Swaptions on Credit Indices - Buy Protection (1)

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount (3)	Premium	Value (4)
Call - OTC CDX IG 21 5Y Index	0.600%	03/19/14	JPM	$800,000	$320	($410)

Credit Default Swaptions on Credit Indices - Sell Protection (2)

Put - OTC CDX IG 21 5Y Index	0.900%	03/19/14	JPM	800,000	1,320	(174)

					$1,640	($584)

(1)	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swaption agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swaption and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swaption less the recovery value of the referenced obligation or underlying investments comprising the referenced index. The seller is only obligated if the swaption is exercised.
(2)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swaption agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swaption and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swaption less the recovery value of the referenced obligation or underlying comprising the referenced index. The fund is only obligated if the swaption is exercised.
(3)	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swaption agreement.
(4)	The quoted market prices and resulting values for credit default swaption agreements on credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swaption agreement been closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swaption, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation Floor/Cap Options

Description	Strike Index	Exercise Index	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - OTC U.S. CPI Urban Consumers NSA	215.95	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or $0	03/12/20	CIT	$1,200,000	$10,320	($1,295)
Floor - OTC U.S. CPI Urban Consumers NSA	217.97	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or $0	09/29/20	CIT	600,000	7,740	(606)

						$18,060	($1,901)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate Based on 3-Month USD-LIBOR	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Receive	1.300%	01/27/14	MER	$5,000,000	$5,300	($3)
Call - OTC 5-Year Interest Rate Swap	Receive	1.400%	01/27/14	GSC	29,500,000	53,267	(248)
Call - OTC 10-Year Interest Rate Swap	Receive	2.500%	01/27/14	RBS	900,000	5,400	(1)
Call - OTC 10-Year Interest Rate Swap	Receive	2.500%	03/03/14	RBS	2,600,000	9,490	(178)
Call - OTC 10-Year Interest Rate Swap	Receive	2.600%	03/03/14	GSC	1,700,000	10,115	(336)
Call - OTC 10-Year Interest Rate Swap	Receive	2.650%	03/03/14	CIT	1,000,000	4,300	(324)
Call - OTC 10-Year Interest Rate Swap	Receive	2.400%	03/17/14	DUB	1,600,000	4,960	(87)
Call - OTC 5-Year Interest Rate Swap	Receive	1.400%	05/06/14	GSC	3,300,000	8,497	(1,281)
Call - OTC 5-Year Interest Rate Swap	Receive	1.400%	05/06/14	MER	4,300,000	10,535	(1,670)
	Based on 3-Month EUR-LIBOR
Call - OTC 1-Year Interest Rate Swap	Receive	0.400%	03/12/14	BRC	EUR 2,200,000	4,253	(3,249)
Call - OTC 1-Year Interest Rate Swap	Receive	0.400%	03/12/14	GSC	2,200,000	4,536	(3,249)

						120,653	(10,626)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

Description	Pay/Receive Floating Rate Based on 3-Month EUR-LIBOR	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - OTC 5-Year Interest Rate Swap	Pay	1.800%	01/27/14	MER	$5,000,000	$23,575	($23,345)
Put - OTC 5-Year Interest Rate Swap	Pay	2.000%	01/27/14	GSC	29,500,000	186,870	(40,671)
Put - OTC 10-Year Interest Rate Swap	Pay	3.500%	01/27/14	RBS	900,000	7,155	(394)
Put - OTC 10-Year Interest Rate Swap	Pay	3.100%	03/03/14	CIT	1,000,000	12,000	(13,682)
Put - OTC 10-Year Interest Rate Swap	Pay	3.100%	03/03/14	DUB	3,300,000	46,046	(24,318)
Put - OTC 10-Year Interest Rate Swap	Pay	2.900%	03/17/14	DUB	1,600,000	25,600	(44,260)
Put - OTC 2-Year 1-Year Interest Rate Swap	Pay	2.000%	03/31/14	GSC	10,200,000	11,124	(18,845)
Put - OTC 2-Year 1-Year Interest Rate Swap	Pay	2.000%	03/31/14	MER	29,100,000	76,387	(53,762)
Put - OTC 5-Year Interest Rate Swap	Pay	1.900%	05/06/14	GSC	3,300,000	28,066	(41,017)

	Based on 3-Month EUR-LIBOR
Put - OTC 1-Year Interest Rate Swap	Pay	0.400%	03/12/14	BRC	EUR 2,200,000	4,820	(731)
Put - OTC 1-Year Interest Rate Swap	Pay	0.400%	03/12/14	GSC	2,200,000	4,537	(731)

						426,180	(261,756)

						$546,833	($272,382)

Total Written Options						$566,533	($274,867)

(h)	Swap agreements outstanding as of December 31, 2013 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 12/31/13 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
MetLife Inc	1.000%	12/20/14	CIT	0.135%	$1,800,000	$15,852	($43,994)	$59,846
Mexico Government	1.000%	03/20/15	BRC	0.240%	400,000	3,861	(8,999)	12,860
Mexico Government	1.000%	03/20/15	CIT	0.240%	400,000	3,861	(9,184)	13,045
Mexico Government	1.000%	03/20/15	DUB	0.240%	200,000	1,931	(4,592)	6,523
Brazilian Government	1.000%	06/20/15	DUB	0.776%	1,000,000	3,640	(10,975)	14,615
United Kingdom Index-Linked Treasury Gilt	1.000%	06/20/15	GSC	0.079%	1,100,000	15,380	10,163	5,217
Brazilian Government	1.000%	06/20/15	HSB	0.776%	1,000,000	3,640	(10,975)	14,615
Brazilian Government	1.000%	09/20/15	BRC	0.895%	1,000,000	2,146	(7,735)	9,881
Mexico Government	1.000%	09/20/15	BRC	0.318%	1,000,000	12,144	(7,735)	19,879
Brazilian Government	1.000%	09/20/15	HSB	0.895%	600,000	1,288	(5,961)	7,249
Brazilian Government	1.000%	09/20/15	UBS	0.895%	500,000	1,073	(4,731)	5,804
MetLife Inc	1.000%	12/20/15	CIT	0.294%	800,000	11,453	(29,082)	40,535
General Electric Capital Corp	1.000%	12/20/15	MSC	0.300%	500,000	7,091	(9,796)	16,887
Brazilian Government	1.000%	03/20/16	CIT	1.051%	2,200,000	(1,722)	(15,567)	13,845
Mexico Government	1.000%	03/20/16	CIT	0.359%	1,100,000	16,051	(8,978)	25,029
Mexico Government	1.000%	03/20/16	DUB	0.359%	700,000	10,214	(5,135)	15,349
Berkshire Hathaway Finance Corp	1.000%	06/20/16	CIT	0.330%	900,000	15,226	(2,156)	17,382
Brazilian Government	1.000%	06/20/16	CIT	1.166%	700,000	(2,608)	(2,363)	(245)
Brazilian Government	1.000%	09/20/16	GSC	1.259%	200,000	(1,326)	(1,217)	(109)
Mexico Government	1.000%	09/20/16	JPM	0.456%	100,000	1,513	577	936
Indonesia Government	1.000%	09/20/16	UBS	1.331%	100,000	(853)	(1,578)	725
Indonesia Government	1.000%	06/20/17	DUB	1.625%	200,000	(4,129)	(5,883)	1,754
Indonesia Government	1.000%	06/20/17	UBS	1.625%	800,000	(16,519)	(24,192)	7,673

						$99,207	($210,088)	$309,295

Credit Default Swaps on Credit Indices - Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counterparty/ Exchange	Notional Amount (3)	Value (4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX EM 13 5Y	5.000%	06/20/15	BRC	$1,700,000	$52,577	$99,450	($46,873)
CDX EM 13 5Y	5.000%	06/20/15	DUB	900,000	27,835	117,500	(89,665)
CDX EM 13 5Y	5.000%	06/20/15	HSB	1,200,000	37,114	135,550	(98,436)
CDX EM 13 5Y	5.000%	06/20/15	MSC	900,000	27,835	101,250	(73,415)
CDX IG 9 10Y	0.548%	12/20/17	GSC	96,450	1,593	-	1,593
CDX IG 21 5Y	1.000%	12/20/18	ICE	2,900,000	52,880	24,745	28,135
ITRAXX Main 20 5Y	1.000%	12/20/18	ICE	EUR 5,600,000	112,262	4,016	108,246

					$312,096	$482,511	($170,415)

					$411,303	$272,423	$138,880

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

(1)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and is a representation of the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Floating Rate Index	Counterparty/ Exchange	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	CME	Pay	1.500%	03/18/16	$53,300,000	$353,006	$410,772	($57,766)
28-Day MXN TIIE	BRC	Pay	5.600%	09/06/16	MXN 1,100,000	2,273	552	1,721
28-Day MXN TIIE	HSB	Pay	5.600%	09/06/16	2,100,000	4,339	820	3,519
28-Day MXN TIIE	MSC	Pay	5.600%	09/06/16	1,400,000	2,841	280	2,561
28-Day MXN TIIE	GSC	Pay	8.170%	11/04/16	1,200,000	8,792	1,757	7,035
3-Month USD-LIBOR	CME	Pay	1.500%	12/16/16	$47,200,000	49,514	31,173	18,341
28-Day MXN TIIE	BRC	Pay	5.500%	09/13/17	MXN 13,000,000	16,150	(10,195)	26,345
28-Day MXN TIIE	HSB	Pay	5.500%	09/13/17	5,000,000	6,577	(1,920)	8,497
28-Day MXN TIIE	MSC	Pay	5.500%	09/13/17	3,000,000	3,947	(1,453)	5,400
3-Month USD-LIBOR	CME	Pay	3.000%	09/21/17	$85,600,000	417,835	725,093	(307,258)
1-Day USD Federal Funds	CME	Pay	1.000%	10/15/17	35,300,000	(489,749)	(41,606)	(448,143)
28-Day MXN TIIE	BRC	Pay	6.000%	09/02/22	MXN 27,000,000	(81,726)	(14,092)	(67,634)
6-Month JPY-LIBOR	CME	Receive	1.000%	09/18/23	JPY 200,000,000	(16,946)	10,403	(27,349)
3-Month USD-LIBOR	CME	Receive	2.750%	06/19/43	$16,000,000	3,481,693	1,026,733	2,454,960
3-Month USD-LIBOR	CME	Receive	3.500%	12/18/43	16,600,000	1,318,104	927,238	390,866

						$5,076,650	$3,065,555	$2,011,095

Total Swap Agreements						$5,487,953	$3,337,978	$2,149,975

(i)	As of December 31, 2013, investments with a total aggregate value of $862,980 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts, and swap contracts.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

(j)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of December 31, 2013:

		Total Value at December 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$74,527,227	$—	$74,527,227	$—
	Senior Loan Notes	1,494,251	—	1,494,251	—
	Mortgage-Backed Securities	249,374,496	—	249,374,496	—
	Asset-Backed Securities	26,990,621	—	26,990,621	—
	U.S. Government Agency Issues	52,083,303	—	52,083,303	—
	U.S. Treasury Obligations	235,524,477	—	235,524,477	—
	Foreign Government Bonds & Notes	16,229,208	—	16,229,208	—
	Municipal Bonds	15,498,480	—	15,498,480	—
	Short-Term Investments	100,045,025	1,224,725	98,820,300	—
	Derivatives:
	Credit Contracts
	Swaps	438,460	—	438,460	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	174,494	—	174,494	—
	Interest Rate Contracts
	Futures	22,992	22,992	—	—
	Swaps	5,665,071	—	5,665,071	—

	Total Interest Rate Contracts	5,688,063	22,992	5,665,071	—

	Total Assets - Derivatives	6,301,017	22,992	6,278,025	—

	Total Assets	778,068,105	1,247,717	776,820,388	—

Liabilities	Derivatives:
	Credit Contracts
	Written Options	(584)	—	(584)	—
	Swaps	(27,157)	—	(27,157)	—

	Total Credit Contracts	(27,741)	—	(27,741)	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(289,398)	—	(289,398)	—
	Interest Rate Contracts
	Futures	(1,556,272)	(1,556,272)	—	—
	Written Options	(274,283)	—	(272,382)	(1,901)
	Swaps	(588,421)	—	(588,421)	—

	Total Interest Rate Contracts	(2,418,976)	(1,556,272)	(860,803)	(1,901)

	Total Liabilities - Derivatives	(2,736,115)	(1,556,272)	(1,177,942)	(1,901)

	Total Liabilities	(2,736,115)	(1,556,272)	(1,177,942)	(1,901)

	Total	$775,331,990	($308,555)	$775,642,446	($1,901)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL SHORT DURATION BOND FUND

Schedule of Investments

December 31, 2013 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 53.2%

Consumer Discretionary - 4.5%

AutoZone Inc 5.500% due 11/15/15	$110,000	$119,111
5.750% due 01/15/15	90,000	94,567
Brinker International Inc 2.600% due 05/15/18	90,000	88,634
Carnival Corp (Panama) 1.200% due 02/05/16	225,000	224,481
COX Communications Inc 5.450% due 12/15/14	161,000	168,293
DIRECTV Holdings LLC 1.750% due 01/15/18	340,000	333,703
3.550% due 03/15/15	200,000	206,654
4.750% due 10/01/14	850,000	875,451
DISH DBS Corp 4.250% due 04/01/18	500,000	511,250
Dollar General Corp 4.125% due 07/15/17	340,000	361,145
DR Horton Inc 4.750% due 05/15/17	325,000	345,313
General Motors Co 3.500% due 10/02/18 ~	450,000	462,375
GLP Capital LP 4.375% due 11/01/18 ~	525,000	538,125
Hasbro Inc 6.125% due 05/15/14	135,000	137,717
NBCUniversal Enterprise Inc 0.929% due 04/15/18 § ~	290,000	291,367
NBCUniversal Media LLC 2.100% due 04/01/14	560,000	562,424
Newell Rubbermaid Inc 2.000% due 06/15/15	100,000	101,322
Omnicom Group Inc 5.900% due 04/15/16	670,000	740,989
Pinnacle Entertainment Inc 7.500% due 04/15/21	295,000	321,550
Staples Inc 9.750% due 01/15/14	425,000	426,328
The Interpublic Group of Cos Inc 2.250% due 11/15/17	625,000	616,479
6.250% due 11/15/14	662,000	690,963
Thomson Reuters Corp (Canada) 0.875% due 05/23/16	255,000	253,339
1.300% due 02/23/17	200,000	199,254
Time Warner Cable Inc 7.500% due 04/01/14	375,000	381,249
8.250% due 02/14/14	175,000	176,508
Viacom Inc 2.500% due 09/01/18	105,000	105,909
Whirlpool Corp 8.600% due 05/01/14	435,000	446,433
WMG Acquisition Corp 11.500% due 10/01/18	385,000	444,675

		10,225,608

Consumer Staples - 2.4%

Avon Products Inc 2.375% due 03/15/16	195,000	196,386
BAT International Finance PLC (United Kingdom) 1.400% due 06/05/15 ~	710,000	716,225
Bunge Ltd Finance Corp 3.200% due 06/15/17	730,000	751,109
Coca-Cola Amatil Ltd (Australia) 3.250% due 11/02/14 ~	705,000	719,094
CVS Caremark Corp 1.200% due 12/05/16	245,000	245,405

	Principal Amount	Value
General Mills Inc 0.537% due 01/29/16 §	$140,000	$140,193
Imperial Tobacco Finance PLC (United Kingdom) 2.050% due 02/11/18 ~	755,000	746,952
Kraft Foods Group Inc 1.625% due 06/04/15	315,000	319,113
Pernod Ricard SA (France) 2.950% due 01/15/17 ~	510,000	526,890
Reynolds American Inc 1.050% due 10/30/15	125,000	125,454
SABMiller Holdings Inc 1.850% due 01/15/15 ~	530,000	536,490
The Kroger Co 1.200% due 10/17/16	180,000	180,187
WM Wrigley Jr Co 1.400% due 10/21/16 ~	110,000	110,234
2.000% due 10/20/17 ~	260,000	259,405

		5,573,137

Energy - 10.2%

Anadarko Petroleum Corp 5.750% due 06/15/14	465,000	474,806
5.950% due 09/15/16	190,000	211,792
6.375% due 09/15/17	345,000	396,262
Antero Resources Finance Corp 7.250% due 08/01/19	77,000	83,160
BG Energy Capital PLC (United Kingdom) 2.875% due 10/15/16 ~	755,000	788,615
Cameron International Corp 1.150% due 12/15/16	85,000	84,774
Canadian Natural Resources Ltd (Canada) 1.450% due 11/14/14	540,000	544,481
5.700% due 05/15/17	455,000	511,550
Chesapeake Energy Corp 3.250% due 03/15/16	375,000	379,688
CNOOC Finance Ltd (United Kingdom) 1.125% due 05/09/16	208,000	207,341
Continental Resources Inc 8.250% due 10/01/19	250,000	274,375
DCP Midstream LLC 5.375% due 10/15/15 ~	365,000	388,395
DCP Midstream Operating LP 2.500% due 12/01/17	475,000	473,192
3.250% due 10/01/15	210,000	217,042
Diamond Offshore Drilling Inc 5.150% due 09/01/14	284,000	292,494
Ecopetrol SA (Colombia) 4.250% due 09/18/18	100,000	105,750
Enbridge Energy Partners LP 5.875% due 12/15/16	445,000	496,973
Energy Transfer Partners LP 5.950% due 02/01/15	810,000	853,598
6.700% due 07/01/18	70,000	81,317
8.500% due 04/15/14	185,000	188,906
Ensco PLC (United Kingdom) 3.250% due 03/15/16	875,000	913,973
Enterprise Products Operating LLC 1.250% due 08/13/15	370,000	372,607
5.600% due 10/15/14	316,000	328,431
Florida Gas Transmission Co LLC 4.000% due 07/15/15 ~	520,000	542,388
Gazprom OAO (Luxembourg) 4.950% due 05/23/16 ~	660,000	702,240
Kinder Morgan Energy Partners LP 3.500% due 03/01/16	175,000	183,130
5.125% due 11/15/14	285,000	296,106
Magellan Midstream Partners LP 6.450% due 06/01/14	225,000	230,481

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

	Principal Amount	Value
Marathon Oil Corp 0.900% due 11/01/15	$740,000	$740,952
Murphy Oil Corp 2.500% due 12/01/17	405,000	407,666
Nabors Industries Inc 2.350% due 09/15/16 ~	150,000	151,599
Noble Holding International Ltd (Cayman) 2.500% due 03/15/17	65,000	65,232
3.050% due 03/01/16	415,000	427,528
3.450% due 08/01/15	110,000	114,104
7.375% due 03/15/14	55,000	55,726
ONEOK Partners LP 3.200% due 09/15/18	40,000	40,925
3.250% due 02/01/16	640,000	665,736
Origin Energy Finance Ltd (Australia) 3.500% due 10/09/18 ~	740,000	744,090
Petrobras Global Finance BV (Netherlands) 2.000% due 05/20/16	410,000	410,701
Petrohawk Energy Corp 7.250% due 08/15/18	690,000	745,545
10.500% due 08/01/14	125,000	126,383
Phillips 66 1.950% due 03/05/15	290,000	294,125
Pioneer Natural Resources Co 5.875% due 07/15/16	860,000	954,493
Plains All American Pipeline LP 3.950% due 09/15/15	1,095,000	1,151,991
Rosetta Resources Inc 9.500% due 04/15/18	345,000	370,875
Rowan Cos Inc 5.000% due 09/01/17	120,000	130,111
Spectra Energy Partners LP 2.950% due 09/25/18	185,000	187,629
Talisman Energy Inc (Canada) 5.125% due 05/15/15	455,000	478,436
Targa Resources Partners LP 7.875% due 10/15/18	345,000	372,600
Tennessee Gas Pipeline Co LLC 8.000% due 02/01/16	580,000	658,870
TransCanada PipeLines Ltd (Canada) 0.927% due 06/30/16 §	705,000	712,063
Transocean Inc (Cayman) 2.500% due 10/15/17	590,000	596,539
4.950% due 11/15/15	355,000	380,461
5.050% due 12/15/16	130,000	143,696
Williams Partners LP 3.800% due 02/15/15	800,000	826,724
Woodside Finance Ltd (Australia) 4.500% due 11/10/14 ~	705,000	726,945

		23,305,612

Financials - 20.4%

ACE INA Holdings Inc 5.875% due 06/15/14	710,000	727,461
Aflac Inc 2.650% due 02/15/17	75,000	77,424
Ally Financial Inc 2.750% due 01/30/17	575,000	578,594
American Express Co 0.828% due 05/22/18 §	810,000	810,310
American Honda Finance Corp 0.612% due 05/26/16 § ~	580,000	581,680
American International Group Inc 3.000% due 03/20/15	175,000	179,794
4.250% due 09/15/14	910,000	933,070
American Tower Corp REIT 4.625% due 04/01/15	1,095,000	1,145,645
ANZ International Ltd (New Zealand) 1.850% due 10/15/15 ~	625,000	634,822

	Principal Amount	Value
Bank of America Corp 1.066% due 03/22/16 §	$225,000	$226,724
1.250% due 01/11/16	365,000	366,806
1.500% due 10/09/15	1,225,000	1,237,874
Banque Federative du Credit Mutuel SA (France) 2.500% due 10/29/18 ~	575,000	568,692
Barclays Bank PLC (United Kingdom) 5.000% due 09/22/16	140,000	154,221
5.200% due 07/10/14	365,000	374,162
BB&T Corp 1.103% due 06/15/18 §	325,000	327,635
5.200% due 12/23/15	445,000	481,054
Boston Properties LP REIT 5.000% due 06/01/15	470,000	497,443
BPCE SA (France) 2.500% due 12/10/18	570,000	567,300
Capital One Bank USA NA 1.150% due 11/21/16	250,000	249,067
Capital One Financial Corp 2.125% due 07/15/14	135,000	136,088
2.150% due 03/23/15	660,000	671,146
7.375% due 05/23/14	275,000	282,109
CIT Group Inc 4.750% due 02/15/15 ~	230,000	238,913
Citigroup Inc 1.038% due 04/01/16 §	820,000	825,811
1.250% due 01/15/16	720,000	722,712
1.300% due 11/15/16	170,000	169,513
CNH Capital LLC 3.875% due 11/01/15	770,000	798,875
Commonwealth Bank of Australia (Australia) 1.950% due 03/16/15	675,000	686,484
Daimler Finance North America LLC 0.857% due 03/28/14 ~ §	500,000	500,722
1.102% due 08/01/18 ~ §	445,000	447,894
1.875% due 09/15/14 ~	190,000	191,677
DNB Bank ASA (Norway) 3.200% due 04/03/17 ~	785,000	821,019
Fifth Third Bancorp 3.625% due 01/25/16	310,000	325,828
Fifth Third Bank 1.150% due 11/18/16	470,000	469,970
Ford Motor Credit Co LLC 1.700% due 05/09/16	295,000	298,529
2.750% due 05/15/15	640,000	656,760
3.000% due 06/12/17	250,000	259,944
3.875% due 01/15/15	400,000	412,847
General Electric Capital Corp 0.959% due 04/02/18 §	925,000	933,307
2.375% due 06/30/15	625,000	641,649
Harley-Davidson Financial Services Inc 1.150% due 09/15/15 ~	445,000	446,655
HSBC Bank PLC (United Kingdom) 0.881% due 05/15/18 ~ §	555,000	556,799
HSBC Finance Corp 0.494% due 01/15/14 §	100,000	100,002
HSBC USA Inc 2.375% due 02/13/15	235,000	239,852
Hyundai Capital America 1.625% due 10/02/15 ~	195,000	196,060
Hyundai Capital Services Inc (South Korea) 3.500% due 09/13/17 ~	200,000	206,849
4.375% due 07/27/16 ~	525,000	558,861
IntercontinentalExchange Group Inc 2.500% due 10/15/18	195,000	196,553
JPMorgan Chase & Co 0.857% due 02/26/16 §	440,000	442,044
2.000% due 08/15/17	1,125,000	1,141,683
KeyBank NA 4.950% due 09/15/15	180,000	191,546

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

	Principal Amount	Value
KeyCorp 3.750% due 08/13/15	$325,000	$340,000
Kilroy Realty LP REIT 5.000% due 11/03/15	405,000	432,177
Lloyds Bank PLC (United Kingdom) 2.300% due 11/27/18	325,000	324,358
Marsh & McLennan Cos Inc 2.550% due 10/15/18	235,000	235,486
MetLife Inc 2.375% due 02/06/14	125,000	125,229
Metropolitan Life Global Funding I 1.500% due 01/10/18 ~	365,000	355,185
1.700% due 06/29/15 ~	860,000	873,245
Morgan Stanley 0.724% due 10/15/15 §	400,000	399,332
1.488% due 02/25/16 §	1,060,000	1,074,352
1.518% due 04/25/18 §	645,000	654,898
National Bank of Canada (Canada) 1.450% due 11/07/17	965,000	938,707
New York Life Global Funding 2.450% due 07/14/16 ~	580,000	600,635
Nissan Motor Acceptance Corp 1.950% due 09/12/17 ~	605,000	600,663
Nordea Bank AB (Sweden) 0.875% due 05/13/16 ~	1,160,000	1,154,830
PNC Bank NA 1.150% due 11/01/16	400,000	400,731
Principal Financial Group Inc 1.850% due 11/15/17	115,000	114,054
Principal Life Global Funding II 0.606% due 05/27/16 ~ §	1,175,000	1,177,706
1.125% due 09/18/15 ~	560,000	564,331
Prudential Financial Inc 5.100% due 09/20/14	705,000	727,647
Regions Financial Corp 5.750% due 06/15/15	200,000	213,180
7.750% due 11/10/14	205,000	216,331
Royal Bank of Scotland Group PLC (United Kingdom) 2.550% due 09/18/15	415,000	424,622
Simon Property Group LP REIT 4.200% due 02/01/15	515,000	530,250
Societe Generale SA (France) 2.500% due 01/15/14 ~	225,000	225,107
Sumitomo Mitsui Banking Corp (Japan) 0.900% due 01/18/16	280,000	279,592
1.900% due 01/12/15 ~	705,000	712,073
Sumitomo Mitsui Trust Bank Ltd (Japan) 1.800% due 03/28/18 ~	720,000	700,625
SunTrust Banks Inc 2.350% due 11/01/18	260,000	258,780
Swedbank AB (Sweden) 1.750% due 03/12/18 ~	1,065,000	1,046,955
The Bank of Tokyo-Mitsubishi UFJ Ltd (Japan) 1.550% due 09/09/16 ~	695,000	701,912
The Goldman Sachs Group Inc 1.600% due 11/23/15	1,485,000	1,501,659
Toyota Motor Credit Corp 0.391% due 03/10/15 §	215,000	215,358
Union Bank NA 2.125% due 06/16/17	435,000	437,199
Ventas Realty LP 1.550% due 09/26/16	200,000	201,539
Ventas Realty LP REIT 2.000% due 02/15/18	170,000	167,199
3.125% due 11/30/15	650,000	676,307
Volkswagen International Finance NV (Netherlands) 1.625% due 03/22/15 ~	795,000	804,214

	Principal Amount	Value
WEA Finance LLC REIT 5.750% due 09/02/15 ~	$530,000	$571,901
XLIT Ltd (Cayman) 2.300% due 12/15/18	280,000	275,185

		46,742,033

Health Care - 4.3%

AbbVie Inc 1.200% due 11/06/15	970,000	980,305
Actavis Inc 1.875% due 10/01/17	580,000	574,228
Aetna Inc 1.500% due 11/15/17	745,000	734,411
Agilent Technologies Inc 6.500% due 11/01/17	565,000	654,765
AmerisourceBergen Corp 5.875% due 09/15/15	1,045,000	1,133,633
Catholic Health Initiatives 1.600% due 11/01/17	65,000	63,032
2.600% due 08/01/18	305,000	306,178
Celgene Corp 1.900% due 08/15/17	115,000	114,509
Express Scripts Holding Co 2.750% due 11/21/14	490,000	499,546
3.125% due 05/15/16	475,000	496,017
Gilead Sciences Inc 2.400% due 12/01/14	570,000	579,523
Humana Inc 6.450% due 06/01/16	250,000	279,495
Life Technologies Corp 4.400% due 03/01/15	425,000	442,599
McKesson Corp 0.950% due 12/04/15	185,000	184,969
Perrigo Co PLC (Ireland) 1.300% due 11/08/16 ~	210,000	209,402
Thermo Fisher Scientific Inc 1.300% due 02/01/17	370,000	368,640
UnitedHealth Group Inc 0.850% due 10/15/15	200,000	200,889
1.875% due 11/15/16	155,000	158,326
Warner Chilcott Co LLC 7.750% due 09/15/18	1,090,000	1,185,375
WellPoint Inc 1.250% due 09/10/15	300,000	302,211
5.250% due 01/15/16	470,000	508,396

		9,976,449

Industrials - 3.2%

Aircastle Ltd (Bermuda) 9.750% due 08/01/18	330,000	361,350
Eaton Corp 1.500% due 11/02/17	265,000	259,917
ERAC USA Finance LLC 1.400% due 04/15/16 ~	330,000	330,426
2.750% due 03/15/17 ~	175,000	180,075
2.800% due 11/01/18 ~	50,000	50,557
5.600% due 05/01/15 ~	135,000	143,430
6.375% due 10/15/17 ~	190,000	219,966
Florida East Coast Railway Corp 8.125% due 02/01/17	290,000	304,138
GATX Corp 2.375% due 07/30/18	110,000	110,246
3.500% due 07/15/16	360,000	375,615
Heathrow Funding Ltd (United Kingdom) 2.500% due 06/25/17 ~	610,000	618,177
International Lease Finance Corp 2.193% due 06/15/16 §	405,000	409,050
Kansas City Southern de Mexico SA de CV (Mexico) 2.350% due 05/15/20	250,000	232,979

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

	Principal Amount	Value
Norfolk Southern Corp 5.750% due 01/15/16	$930,000	$1,016,475
Penske Truck Leasing Co LP 2.500% due 07/11/14 ~	95,000	95,786
2.500% due 03/15/16 ~	430,000	440,753
2.875% due 07/17/18 ~	150,000	150,968
3.125% due 05/11/15 ~	140,000	144,035
Roper Industries Inc 1.850% due 11/15/17	105,000	104,134
2.050% due 10/01/18	270,000	262,550
Southwest Airlines Co 5.250% due 10/01/14	315,000	325,118
5.750% due 12/15/16	175,000	195,081
USG Corp 8.375% due 10/15/18 ~	435,000	475,238
Waste Management Inc 5.000% due 03/15/14	150,000	151,301
6.375% due 03/11/15	260,000	276,988

		7,234,353

Information Technology - 1.4%

Arrow Electronics Inc 3.375% due 11/01/15	270,000	279,542
Broadcom Corp 2.375% due 11/01/15	200,000	205,229
Fiserv Inc 3.125% due 06/15/16	740,000	772,601
Hewlett-Packard Co 1.794% due 09/19/14 §	175,000	176,518
2.350% due 03/15/15	220,000	223,509
2.625% due 12/09/14	300,000	305,055
Oracle Corp 0.824% due 01/15/19 §	860,000	864,467
Xerox Corp 1.059% due 05/16/14 §	400,000	400,368
2.950% due 03/15/17	70,000	71,891

		3,299,180

Materials - 1.7%

Ashland Inc 3.000% due 03/15/16	525,000	538,125
Eastman Chemical Co 2.400% due 06/01/17	230,000	232,567
Ecolab Inc 2.375% due 12/08/14	565,000	573,980
Goldcorp Inc (Canada) 2.125% due 03/15/18	230,000	225,543
International Paper Co 5.300% due 04/01/15	295,000	310,800
Rio Tinto Finance USA PLC (United Kingdom) 1.375% due 06/17/16	700,000	711,331
Rock Tenn Co 3.500% due 03/01/20	495,000	487,018
The Dow Chemical Co 2.500% due 02/15/16	725,000	747,914

		3,827,278

Telecommunication Services - 2.4%

America Movil SAB de CV (Mexico) 2.375% due 09/08/16	275,000	284,377
3.625% due 03/30/15	200,000	207,501
CC Holdings GS V LLC 2.381% due 12/15/17	1,050,000	1,040,529
Crown Castle International Corp 7.125% due 11/01/19	210,000	227,325
Crown Castle Towers LLC 4.523% due 01/15/35 ~	320,000	330,217
GTP Acquisition Partners I LLC 2.364% due 05/15/43 ~	300,000	293,144
4.347% due 06/15/41 ~	190,000	200,238

	Principal Amount	Value
SBA Tower Trust 2.240% due 04/15/43 ~	$300,000	$295,659
2.933% due 12/15/42 ~	750,000	764,680
3.598% due 04/15/43 ~	250,000	245,235
UPC Holding BV (Netherlands) 9.875% due 04/15/18 ~	415,000	446,125
Verizon Communications Inc 0.442% due 03/06/15 ~ §	545,000	544,235
2.500% due 09/15/16	625,000	646,649

		5,525,914

Utilities - 2.7%

CMS Energy Corp 4.250% due 09/30/15	370,000	389,988
Commonwealth Edison Co 1.950% due 09/01/16	120,000	122,628
Dominion Resources Inc 1.400% due 09/15/17	645,000	633,691
1.800% due 03/15/14	325,000	325,937
1.950% due 08/15/16	165,000	167,826
DTE Energy Co 7.625% due 05/15/14	305,000	312,764
Duke Energy Corp 1.625% due 08/15/17	220,000	218,712
2.150% due 11/15/16	460,000	471,722
Enel Finance International NV (Netherlands) 3.875% due 10/07/14 ~	145,000	148,169
Georgia Power Co 0.563% due 03/15/16 §	220,000	220,135
Iberdrola Finance Ltd (Ireland) 3.800% due 09/11/14 ~	275,000	280,566
Korea Hydro & Nuclear Power Co Ltd (South Korea) 3.125% due 09/16/15 ~	275,000	283,515
Mississippi Power Co 2.350% due 10/15/16	120,000	123,458
Monongahela Power Co 5.700% due 03/15/17 ~	65,000	70,889
NextEra Energy Capital Holdings Inc 1.200% due 06/01/15	185,000	186,013
Nisource Finance Corp 5.400% due 07/15/14	525,000	537,980
PPL Capital Funding Inc 1.900% due 06/01/18	145,000	141,668
Progress Energy Inc 6.050% due 03/15/14	150,000	151,677
PSEG Power LLC 2.750% due 09/15/16	130,000	134,695
Sempra Energy 1.003% due 03/15/14 §	450,000	450,671
Suburban Propane Partners LP 7.500% due 10/01/18	275,000	296,313
The Southern Co 1.950% due 09/01/16	145,000	148,061
Wisconsin Electric Power Co 6.000% due 04/01/14	375,000	380,039

		6,197,117

Total Corporate Bonds & Notes (Cost $120,993,263)		121,906,681

MORTGAGE-BACKED SECURITIES - 19.3%

Collateralized Mortgage Obligations - Commercial - 4.2%

Banc of America Commercial Mortgage Trust 5.634% due 07/10/46 "	930,000	1,009,295
Banc of America Merrill Lynch Commercial Mortgage Inc 4.668% due 07/10/43 "	435,000	455,313

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust 4.674% due 06/11/41 "	$146,958	$152,915
4.715% due 02/11/41 "	76,161	76,126
4.978% due 07/11/42 " §	605,310	615,717
5.116% due 02/11/41 " §	254,755	263,937
5.200% due 01/12/41 " §	168,464	168,475
5.201% due 12/11/38 "	195,000	213,259
5.540% due 09/11/41 "	175,000	190,986
Citigroup Commercial Mortgage Trust 1.102% due 11/10/46 "	350,000	349,231
5.376% due 04/15/40 " §	224,895	226,687
Commercial Mortgage Trust 1.156% due 12/10/44 "	57,200	57,383
5.167% due 06/10/44 " §	70,000	73,559
5.364% due 07/10/37 " §	48,711	49,030
5.820% due 07/10/38 " §	142,373	155,662
DBUBS Mortgage Trust 2.238% due 08/10/44 "	94,395	95,425
GS Mortgage Securities Trust 1.206% due 07/10/46 "	257,523	257,520
5.553% due 04/10/38 " §	320,000	344,823
JP Morgan Chase Commercial Mortgage Securities Trust 1.031% due 05/15/45 "	45,485	45,568
4.996% due 08/15/42 " §	400,000	423,577
5.357% due 06/12/41 " §	617,782	625,612
LB-UBS Commercial Mortgage Trust 4.954% due 09/15/30 "	74,583	77,955
5.858% due 06/15/38 " §	903,402	983,663
Merrill Lynch Countrywide Commercial Mortgage Trust 5.886% due 06/12/46 " §	645,000	705,175
Morgan Stanley Bank of America Merrill Lynch Trust 1.308% due 08/15/46 "	523,555	524,776
1.313% due 10/15/46 "	229,061	229,730
Morgan Stanley Capital I Trust 5.270% due 06/13/41 " §	495,352	501,871
5.731% due 07/12/44 " §	306,305	333,955
WFRBS Commercial Mortgage Trust 1.406% due 09/15/46 "	205,738	206,646
1.607% due 06/15/44 " ~	163,178	164,412

		9,578,286

Collateralized Mortgage Obligations - Residential - 4.5%

Alternative Loan Trust 2.554% due 12/25/34 " §	192,887	180,949
Deutsche Alt-A Securities Inc Mortgage Loan Trust 0.566% due 04/25/35 " §	235,523	206,242
DSLA Mortgage Loan Trust 1.006% due 09/19/44 " §	647,176	610,194
Fannie Mae 0.615% due 07/25/42 " §	791,741	791,142
5.000% due 08/25/19 "	260,068	275,073
Fosse Master Issuer PLC (United Kingdom) 1.646% due 10/18/54 " § ~	219,622	222,994
Freddie Mac 0.617% due 05/15/36 " §	53,714	54,033
0.617% due 09/15/42 " §	1,020,438	1,019,148
0.667% due 08/15/41 " §	299,343	301,449
0.667% due 07/15/42 " §	961,620	962,237
1.369% due 05/25/19 "	798,811	799,534
1.426% due 08/25/17 "	640,000	642,439
Government National Mortgage Association 0.617% due 07/16/42 " §	2,239,326	2,256,607
HarborView Mortgage Loan Trust 0.386% due 05/19/35 " §	138,867	122,126
Holmes Master Issuer PLC (United Kingdom) 1.894% due 10/15/54 " § ~	687,420	697,171

	Principal Amount	Value
JP Morgan Alternative Loan Trust 0.356% due 06/25/37 " §	$109,070	$99,917
Lanark Master Issuer PLC (United Kingdom) 0.738% due 12/22/54 " § ~	315,000	314,575
Silverstone Master Issuer PLC (United Kingdom) 1.792% due 01/21/55 " § ~	525,000	533,099
Structured Adjustable Rate Mortgage Loan Trust 2.486% due 11/25/34 " §	245,054	242,897

		10,331,823

Fannie Mae - 8.2%

1.935% due 01/01/35 " §	1,015,417	1,077,857
2.379% due 09/01/34 " §	660,964	705,235
2.485% due 11/01/34 " §	487,051	519,294
2.595% due 09/01/35 " §	857,436	927,131
3.000% due 01/01/27 "	1,377,689	1,407,947
3.500% due 12/01/25 "	234,170	245,470
3.500% due 01/01/26 "	398,769	418,042
3.500% due 01/01/26 "	32,953	34,545
3.500% due 01/01/26 "	235,394	246,766
3.500% due 03/01/26 "	501,710	525,870
3.500% due 11/01/26 "	424,841	445,287
3.500% due 12/01/26 "	197,395	206,965
3.500% due 01/01/27 "	477,741	500,746
4.000% due 07/01/25 "	201,546	213,969
4.000% due 04/01/26 "	1,723,069	1,829,281
4.000% due 09/01/26 "	412,229	437,698
4.000% due 03/01/41 "	1,086,666	1,121,398
4.000% due 10/01/41 "	543,769	561,154
4.500% due 04/01/26 "	205,857	219,517
4.500% due 07/01/26 "	1,043,020	1,111,862
5.000% due 07/01/19 "	223,018	237,998
5.000% due 01/01/20 "	2,008	2,141
5.000% due 02/01/24 "	1,071,962	1,158,695
5.000% due 09/01/25 "	329,201	355,974
5.000% due 06/01/33 "	250,568	273,491
5.000% due 06/01/40 "	82,474	90,031
5.000% due 07/01/41 "	241,047	266,405
5.500% due 01/01/35 "	1,278,797	1,409,465
5.500% due 10/01/35 "	270,790	298,170
5.500% due 01/01/36 "	430,861	474,613
5.500% due 08/01/37 "	55,474	61,097
5.500% due 08/01/37 "	405,370	446,437
5.500% due 09/01/38 "	430,096	472,963
5.500% due 12/01/39 "	151,004	166,031
6.000% due 11/01/35 "	302,815	336,765
6.000% due 09/01/39 "	55,332	61,340

		18,867,650

Freddie Mac - 0.9%

4.500% due 11/01/23 "	1,404,240	1,508,839
5.000% due 11/01/16 "	1,385	1,468
5.000% due 10/01/17 "	1,227	1,301
5.000% due 10/01/17 "	11,354	12,043
5.000% due 11/01/17 "	1,465	1,555
5.000% due 11/01/17 "	2,054	2,179
5.000% due 11/01/17 "	1,725	1,830
5.000% due 11/01/17 "	1,863	1,976
5.000% due 11/01/17 "	1,775	1,882
5.000% due 11/01/17 "	1,573	1,668
5.000% due 11/01/17 "	3,785	4,015
5.000% due 11/01/17 "	28,508	30,232
5.000% due 12/01/17 "	1,547	1,640
5.000% due 12/01/17 "	2,228	2,363
5.000% due 12/01/17 "	1,272	1,349
5.000% due 12/01/17 "	1,920	2,037
5.000% due 12/01/17 "	2,453	2,601
5.000% due 12/01/17 "	2,535	2,689
5.000% due 12/01/17 "	2,242	2,378
5.000% due 04/01/18 "	1,182	1,254

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

	Principal Amount	Value
5.500% due 01/01/20 "	$17,099	$18,522
5.500% due 12/01/39 "	497,793	543,505

		2,147,326

Government National Mortgage Association - 1.5%

2.500% due 09/20/27 "	1,017,869	1,018,448
3.000% due 06/20/27 "	304,490	313,135
3.000% due 08/20/27 "	129,361	133,033
3.000% due 09/20/27 "	724,877	745,438
3.500% due 03/20/26 "	225,339	235,512
3.500% due 03/20/43 "	568,811	574,913
6.000% due 07/15/36 "	291,946	342,663

		3,363,142

Total Mortgage-Backed Securities (Cost $44,706,267)		44,288,227

ASSET-BACKED SECURITIES - 14.2%

Ally Auto Receivables Trust 0.930% due 02/16/16 "	102,981	103,269
3.150% due 10/15/18 " ~	135,000	139,601
Ally Master Owner Trust 0.967% due 02/15/17 " §	725,000	728,096
1.000% due 02/15/18 "	230,000	229,934
1.210% due 06/15/17 "	1,060,000	1,066,141
2.150% due 01/15/16 "	155,000	155,093
American Express Credit Account Master Trust 0.337% due 04/17/17 " §	315,000	315,202
0.990% due 03/15/18 "	440,000	441,485
1.070% due 05/15/18 " ~	100,000	100,537
1.290% due 03/15/18 " ~	500,000	501,007
AmeriCredit Automobile Receivables Trust 0.620% due 06/08/17 "	195,000	194,963
0.960% due 04/09/18 "	90,000	90,196
1.050% due 10/11/16 "	270,000	270,839
1.170% due 05/09/16 "	128,243	128,426
1.190% due 05/08/18 "	190,000	189,424
1.730% due 02/08/17 "	200,000	202,077
2.330% due 03/08/16 "	213,293	213,972
Bank of America Auto Trust 0.780% due 06/15/16 "	434,670	435,699
BMW Vehicle Lease Trust 0.540% due 09/21/15 "	440,000	440,214
Capital Auto Receivables Asset Trust 0.790% due 06/20/17 "	520,000	519,534
1.240% due 10/20/17 "	530,000	532,723
CarMax Auto Owner Trust 0.520% due 07/17/17 "	430,000	429,817
0.640% due 01/16/18 "	1,035,000	1,034,643
CIT Equipment Collateral 1.100% due 08/22/16 " ~	168,457	168,641
Citigroup Mortgage Loan Trust Inc 0.325% due 06/25/37 " §	290,552	272,300
CNH Equipment Trust 0.570% due 12/15/17 "	820,000	819,253
0.690% due 06/15/18 "	755,000	755,092
0.910% due 08/15/16 "	155,590	155,908
0.940% due 05/15/17 "	107,580	107,866
CNH Wholesale Master Note Trust 0.767% due 08/15/19 " § ~	270,000	270,539
Diamond Resorts Owner Trust 2.270% due 05/20/26 " ~	368,575	367,451
Enterprise Fleet Financing LLC 0.680% due 09/20/18 " ~	480,000	479,579
1.060% due 03/20/19 " ~	250,000	250,479
Ford Credit Auto Lease Trust 0.850% due 01/15/15 "	119,820	119,916
1.100% due 12/15/15 " ~	100,000	100,340
1.230% due 11/15/16 "	285,000	284,948

	Principal Amount	Value
1.500% due 03/15/17 " ~	$125,000	$125,507
1.510% due 08/15/17 "	195,000	194,971
Ford Credit Auto Owner Trust 4.050% due 10/15/16 "	100,000	102,046
Ford Credit Floorplan Master Owner Trust 0.740% due 09/15/16 "	555,000	555,772
0.790% due 06/15/17 "	540,000	541,672
4.200% due 02/15/17 " ~	365,000	379,757
4.990% due 02/15/17 " ~	260,000	270,139
GE Capital Credit Card Master Note Trust 1.030% due 01/15/18 "	535,000	536,613
5.750% due 03/15/18 " ~	100,000	105,388
GE Dealer Floorplan Master Note Trust 0.567% due 04/20/18 " §	515,000	515,630
0.607% due 10/20/17 " §	630,000	630,773
0.767% due 07/20/16 " §	270,000	270,398
GE Equipment Midticket LLC 0.780% due 09/22/20 "	410,000	409,828
GE Equipment Small Ticket LLC 1.040% due 09/21/15 " ~	135,000	135,436
GSAA Home Equity Trust 0.199% due 07/25/37 " §	560,652	483,080
0.446% due 10/25/35 " §	106,303	97,745
0.535% due 10/25/35 " §	585,000	546,653
GSAA Trust 0.595% due 06/25/35 " §	388,146	363,804
Honda Auto Receivables Owner Trust 0.560% due 05/15/16 "	1,030,000	1,031,443
0.770% due 01/15/16 "	605,652	607,100
HSI Asset Securitization Corp Trust 0.336% due 05/25/37 " §	244,792	226,692
Huntington Auto Trust 0.810% due 09/15/16 "	383,915	384,900
1.010% due 01/15/16 " ~	102,008	102,261
Hyundai Auto Receivables Trust 0.720% due 03/15/16 "	113,551	113,735
0.730% due 06/15/18 "	565,000	563,478
0.750% due 09/17/18 "	215,000	213,792
0.810% due 03/15/18 "	840,000	842,963
3.510% due 11/15/17 "	290,000	302,174
Mercedes-Benz Auto Lease Trust 0.620% due 07/15/16 "	520,000	519,711
0.720% due 12/17/18 "	240,000	240,184
0.880% due 11/17/14 "	104,155	104,219
1.070% due 11/15/17 "	180,000	180,240
Mercedes-Benz Auto Receivables Trust 1.220% due 12/15/17 "	680,000	682,370
Motor PLC (United Kingdom) 0.665% due 02/25/21 " § ~	412,500	412,901
1.286% due 02/25/20 " ~	250,000	251,122
MVW Owner Trust 2.150% due 04/22/30 " ~	108,985	109,405
Navistar Financial Dealer Note Master Trust 0.835% due 01/25/18 " § ~	535,000	535,260
0.845% due 09/25/18 " § ~	355,000	356,575
Nissan Auto Lease Trust 0.920% due 02/16/15 "	68,596	68,615
Nissan Auto Receivables Owner Trust 0.460% due 10/17/16 "	555,000	555,235
0.730% due 05/16/16 "	456,841	457,915
Sierra Timeshare Receivables Funding LLC 1.590% due 11/20/29 " ~	154,018	153,326
2.200% due 10/20/30 " ~	301,103	299,507
SMART Trust (Australia) 0.840% due 09/14/16 "	245,000	244,707
0.970% due 03/14/17 "	275,000	274,945
1.180% due 02/14/19 "	580,000	572,866
1.590% due 10/14/16 " ~	505,000	508,641
Toyota Auto Receivables Owner Trust 0.750% due 02/16/16 "	720,756	722,218

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

	Principal Amount	Value
Volkswagen Auto Loan Enhanced Trust 0.850% due 08/22/16 "	$195,521	$196,093
Wells Fargo Home Equity Trust 0.316% due 01/25/37 " §	290,561	265,024
Wheels SPV LLC 1.190% due 03/20/21 " ~	137,461	137,775
World Omni Auto Receivables Trust 0.640% due 02/15/17 "	865,000	866,812
World Omni Master Owner Trust 0.517% due 02/15/18 " § ~	655,000	655,598

Total Asset-Backed Securities (Cost $32,607,770)		32,640,218

U.S. GOVERNMENT AGENCY ISSUES - 3.7%

Fannie Mae 0.375% due 07/05/16	605,000	601,178
0.625% due 08/26/16	2,305,000	2,302,508
Federal Home Loan Bank 0.500% due 11/20/15	2,445,000	2,449,227
0.625% due 12/28/16	440,000	438,352
Freddie Mac 0.875% due 10/14/16	2,770,000	2,781,052

Total U.S. Government Agency Issues (Cost $8,560,127)		8,572,317

U.S. TREASURY OBLIGATIONS - 4.2%

U.S. Treasury Inflation Protected Securities - 3.4%

0.500% due 04/15/15 ^	1,454,990	1,488,124
2.000% due 07/15/14 ^ ‡	6,182,489	6,322,801

		7,810,925

U.S. Treasury Notes - 0.8%

0.625% due 11/15/16	1,720,000	1,714,759

Total U.S. Treasury Obligations (Cost $9,574,022)		9,525,684

	Principal Amount	Value
FOREIGN GOVERNMENT BONDS - 0.6%

Hazine Mustesarligi Varlik Kiralama AS (Turkey) 4.557% due 10/10/18 ~	$325,000	$320,938
Mexican Bonos (Mexico) 9.500% due 12/18/14	MXN 13,570,000	1,097,147

Total Foreign Government Bonds (Cost $1,404,986)		1,418,085

MUNICIPAL BONDS - 0.3%

State Board of Administration Finance Corp ‘A’ 1.298% due 07/01/16	$575,000	577,070

Total Municipal Bonds (Cost $575,000)		577,070

	Shares
SHORT-TERM INVESTMENT - 3.9%

Money Market Fund - 3.9%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	9,003,948	9,003,948

Total Short-Term Investment (Cost $9,003,948)		9,003,948

TOTAL INVESTMENTS - 99.4% (Cost $227,425,383)		227,932,230

OTHER ASSETS & LIABILITIES, NET - 0.6%		1,281,746

NET ASSETS - 100.0%		$229,213,976

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of December 31, 2013 were as follows:

Short Futures Outstanding	Number of Contracts	Unrealized Appreciation
U.S. 10-Year Deliverable Interest Rate Swap (03/14)	30	$41,721

(b)	As of December 31, 2013, an investment with a value of $102,270 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of December 31, 2013:

		Total Value at December 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$121,906,681	$—	$121,906,681	$—
	Mortgage-Backed Securities	44,288,227	—	44,288,227	—
	Asset-Backed Securities	32,640,218	—	31,291,400	1,348,818
	U.S. Government Agency Issues	8,572,317	—	8,572,317	—
	U.S. Treasury Obligations	9,525,684	—	9,525,684	—
	Foreign Government Bonds	1,418,085	—	1,418,085	—
	Municipal Bonds	577,070	—	577,070	—
	Short-Term Investment	9,003,948	9,003,948	—	—
	Derivatives:
	Interest Rate Contracts
	Futures	41,721	41,721	—	—

	Total Assets	$227,973,951	$9,045,669	$217,579,464	$1,348,818

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL SHORT DURATION INCOME FUND

Schedule of Investments

December 31, 2013 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 73.9%

Consumer Discretionary - 11.0%

D.R. Horton Inc 3.625% due 02/15/18	$750,000	$764,062
DIRECTV Holdings LLC 3.125% due 02/15/16	1,000,000	1,040,700
DISH DBS Corp 4.250% due 04/01/18	250,000	255,625
4.625% due 07/15/17	200,000	210,000
General Motors Co 3.500% due 10/02/18	1,250,000	1,284,375
GLP Capital LP 4.375% due 11/01/18	750,000	768,750
Kia Motors Corp (South Korea) 3.625% due 06/14/16 ~	1,000,000	1,044,910
NBCUniversal Enterprise Inc 0.929% due 04/15/18 ~ §	1,500,000	1,507,072
Toll Brothers Finance Corp 4.000% due 12/31/18	350,000	357,000
Viacom Inc 2.500% due 12/15/16	750,000	776,134
Virgin Media Secured Finance PLC (United Kingdom) 6.500% due 01/15/18	250,000	259,688
Wyndham Worldwide Corp 2.500% due 03/01/18	750,000	747,849

		9,016,165

Consumer Staples - 0.9%

Sun Merger Sub Inc 5.250% due 08/01/18 ~	250,000	262,500
Wm Wrigley Jr Co 2.400% due 10/21/18	500,000	497,235

		759,735

Energy - 8.7%

Cameron International Corp 1.150% due 12/15/16	1,000,000	997,337
Devon Energy Corp 1.200% due 12/15/16	500,000	500,112
Harvest Operations Corp (Canada) 2.125% due 05/14/18 ~	500,000	487,802
Kinder Morgan Energy Partners LP 2.650% due 02/01/19	1,000,000	989,537
Korea National Oil Corp (South Korea) 3.125% due 04/03/17 ~	500,000	516,024
Nabors Industries Inc 2.350% due 09/15/16 ~	750,000	757,997
Petrobras Global Finance BV (Netherlands) 3.000% due 01/15/19	1,000,000	937,836
Pioneer Natural Resources Co 5.875% due 07/15/16	350,000	388,457
Spectra Energy Partners LP 2.950% due 09/25/18	500,000	507,106
Transocean Inc (Cayman) 2.500% due 10/15/17	500,000	505,542
Whiting Petroleum Corp 5.000% due 03/15/19	500,000	513,750

		7,101,500

Financials - 28.9%

Ally Financial Inc 4.750% due 09/10/18	500,000	525,000
American International Group Inc 2.375% due 08/24/15	1,000,000	1,021,852
Bank of America Corp 1.316% due 03/22/18 §	500,000	507,160

	Principal Amount	Value
Bank of America NA 5.300% due 03/15/17	$1,000,000	$1,102,662
Berkshire Hathaway Inc 1.550% due 02/09/18	500,000	494,634
Capital One Financial Corp 2.150% due 03/23/15	750,000	762,666
Citigroup Inc 1.250% due 01/15/16	1,000,000	1,003,767
Commonwealth Bank of Australia (Australia) 1.950% due 03/16/15	250,000	254,254
Daimler Finance North America LLC 1.650% due 04/10/15 ~	1,000,000	1,008,062
Export-Import Bank of Korea (South Korea) 1.250% due 11/20/15	500,000	502,791
Fifth Third Bank 1.150% due 11/18/16	500,000	499,968
Ford Motor Credit Co LLC 3.000% due 06/12/17	1,500,000	1,559,662
General Electric Capital Corp 0.956% due 04/02/18 §	1,000,000	1,008,981
ING US Inc 2.900% due 02/15/18	1,000,000	1,023,318
JPMorgan Chase & Co 1.100% due 10/15/15	1,500,000	1,506,384
Metropolitan Life Global Funding I 1.500% due 01/10/18 ~	750,000	729,832
Morgan Stanley 1.750% due 02/25/16	1,000,000	1,013,900
2.125% due 04/25/18	500,000	495,960
PNC Bank NA 1.300% due 10/03/16	1,000,000	1,005,968
The Bank of New York Mellon Corp 2.100% due 01/15/19	1,000,000	991,833
The Bank of Tokyo-Mitsubishi UFJ Ltd (Japan) 2.350% due 02/23/17	1,000,000	1,015,392
The Goldman Sachs Group Inc 1.341% due 11/15/18	1,500,000	1,505,289
The Huntington National Bank 1.300% due 11/20/16	1,000,000	1,000,781
1.350% due 08/02/16	500,000	500,097
The Korea Development Bank (South Korea) 1.000% due 01/22/16	500,000	496,453
Union Bank NA 1.500% due 09/26/16	1,000,000	1,011,921
Ventas Realty LP 1.550% due 09/26/16	1,000,000	1,007,695

		23,556,282

Health Care - 1.7%

Mylan Inc 1.800% due 06/24/16 ~	1,000,000	1,020,074
Valeant Pharmaceuticals International 6.750% due 08/15/18 ~	350,000	386,313

		1,406,387

Industrials - 8.4%

Air Lease Corp 3.375% due 01/15/19	1,500,000	1,507,500
British Airways Pass Through Trust ‘B’ (United Kingdom) 5.625% due 12/20/21 ~	450,000	470,250
Delta Air Lines Pass Through Trust ‘A’ 4.750% due 11/07/21	929,930	995,025
ERAC USA Finance LLC 1.400% due 04/15/16 ~	750,000	750,967
GATX Corp 2.500% due 03/15/19	500,000	496,076
International Lease Finance Corp 3.875% due 04/15/18	250,000	251,094
5.650% due 06/01/14	250,000	255,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL SHORT DURATION INCOME FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

	Principal Amount	Value
Penske Truck Leasing Co LP 2.500% due 03/15/16 ~	$1,000,000	$1,025,007
United Continental Holdings Inc 6.375% due 06/01/18	250,000	261,875
United Rentals North America Inc 5.750% due 07/15/18	750,000	805,312

		6,818,106

Information Technology - 1.2%

Arrow Electronics Inc 3.000% due 03/01/18	1,000,000	1,001,038

Materials - 5.3%

Alphabet Holding Co Inc 7.750% PIK due 11/01/17	200,000	206,625
ArcelorMittal (Luxembourg) 4.250% due 02/25/15	850,000	875,500
Cliffs Natural Resources Inc 3.950% due 01/15/18	500,000	505,148
FMG Resources Property Ltd (Australia) 6.000% due 04/01/17 ~	500,000	533,750
Freeport-McMoRan Copper & Gold Inc 1.400% due 02/13/15	1,000,000	1,005,858
Glencore Funding LLC 2.500% due 01/15/19 ~	1,000,000	968,927
INEOS Group Holdings SA (Luxembourg) 6.125% due 08/15/18 ~	200,000	201,500

		4,297,308

Telecommunication Services - 5.3%

America Movil SAB de CV (Mexico) 1.244% due 09/12/16 §	1,000,000	1,011,042
AT&T Inc 0.800% due 12/01/15	500,000	498,971
1.146% due 11/27/18 §	1,000,000	1,008,817
Intelsat Jackson Holdings SA (Luxembourg) 7.250% due 10/15/20	250,000	274,688
Verizon Communications Inc 1.993% due 09/14/18 §	1,000,000	1,052,679
2.500% due 09/15/16	500,000	517,319

		4,363,516

Utilities - 2.5%

Duke Energy Corp 1.625% due 08/15/17	1,000,000	994,147
The Dayton Power & Light Co 1.875% due 09/15/16 ~	1,000,000	1,008,761

		2,002,908

Total Corporate Bonds & Notes (Cost $59,897,733)		60,322,945

MORTGAGE-BACKED SECURITIES - 0.3%

Collateralized Mortgage Obligations - Commercial - 0.3%

Hilton USA Trust 2.069% due 11/05/30 " § ~	250,000	250,348

Total Mortgage-Backed Securities (Cost $250,000)		250,348

SENIOR LOAN NOTES - 18.2%

Consumer Discretionary - 3.0%

Charter Communications Operating LLC Term F 3.000% due 12/31/20 §	497,500	493,893
Hilton Worldwide 3.500% due 10/25/20 §	473,684	478,026

	Principal Amount	Value
Las Vegas Sands LLC Term B due 12/18/20 µ	$500,000	$500,078
Seminole Tribe of Florida 3.000% due 04/29/20 §	947,500	948,827

		2,420,824

Consumer Staples - 0.3%

Reynolds Group Holdings 4.000% due 12/01/18 §	247,500	249,975

Energy - 1.8%

Chesapeake Energy Corp 5.750% due 12/02/17 §	500,000	511,250
EP Energy LLC Tranche B-3 3.500% due 05/24/18 §	166,667	166,920
Husky Injection Molding Systems Ltd due 10/28/20 µ	750,000	756,269

		1,434,439

Financials - 0.1%

Stockbridge/SBE Holdings LLC Tranche B 13.000% due 05/02/17 §	108,333	119,708

Health Care - 2.5%

Fresenius US Finance I Inc Tranche B 2.247% due 08/07/19 §	997,500	999,241
Valeant Pharmaceuticals International Inc Series C-2 Tranche B 3.750% due 12/11/19 §	246,875	249,013
Series E Tranche B 4.500% due 08/05/20 §	744,375	750,191

		1,998,445

Industrials - 3.9%

Accudyne Industries LLC 4.000% due 12/13/19 §	487,537	488,528
AWAS Finance Luxembourg SARL 3.500% due 06/10/16 §	468,242	469,412
CSC Holdings LLC Term B 2.669% due 04/17/20 §	995,000	986,738
Flying Fortress Inc 3.500% due 06/30/17 §	208,333	208,984
MRC Global 5.000% due 11/08/19 §	399,000	404,611
Sensata Technologies B.V. due 05/10/18 µ Term B 3.250% due 05/10/18 §	99,750 400,000	100,748 404,000
WESCO Distribution Inc Tranche B-1 3.750% due 12/12/19 §	125,134	125,995

		3,189,016

Information Technology - 3.1%

Activision Blizzard Inc 3.250% due 10/12/20 §	997,500	1,005,245
Dell Inc. Term B 4.500% due 04/29/20 §	500,000	501,875
Freescale Semiconductor Inc Tranche B-5 5.000% due 01/15/21 §	498,750	505,242
Infor (US) Inc Tranche B-2 5.250% due 04/05/18 §	498,611	499,130

		2,511,492

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL SHORT DURATION INCOME FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

	Principal Amount	Value
Materials - 1.5%

FMG Resources Property Ltd 4.250% due 06/30/19 §	$992,513	$1,007,607
Tronox Inc Term B 4.500% due 03/19/19 §	248,750	252,326

		1,259,933

Telecommunication Services - 1.5%

Telesat Canada Term B-2 3.500% due 03/28/19 §	246,881	248,219
Windstream Corp Tranche B-4 3.500% due 01/23/20 §	741,244	744,255
Tranche B-5 3.500% due 08/26/19 §	247,500	248,272

		1,240,746

Utilities - 0.5%

NRG Energy Inc 2.750% due 07/01/18 §	397,000	396,614

Total Senior Loan Notes (Cost $14,723,885)		14,821,192

U.S. TREASURY OBLIGATIONS - 2.0%

U.S. Treasury Bonds - 1.2%

0.625% due 12/15/16	1,000,000	995,898

	Principal Amount	Value
U.S. Treasury Notes - 0.8%

0.250% due 02/28/15	$500,000	$500,352
0.875% due 11/30/16	175,000	175,574

Total U.S. Treasury Obligations (Cost $1,671,442)		1,671,824

	Shares
SHORT-TERM INVESTMENT - 4.5%

Money Market Fund - 4.5%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	3,639,056	3,639,056

Total Short-Term Investment (Cost $3,639,056)		3,639,056

TOTAL INVESTMENTS - 98.9% (Cost $80,182,116)		80,705,365

OTHER ASSETS & LIABILITIES, NET - 1.1%		874,958

NET ASSETS - 100.0%		$81,580,323

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of December 31, 2013:

		Total Value at December 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$60,322,945	$—	$58,857,670	$1,465,275
	Mortgage-Backed Securities	250,348	—	250,348	—
	Senior Loan Notes	14,821,192	—	14,821,192	—
	U.S. Treasury Obligations	1,671,824	—	1,671,824	—
	Short-Term Investment	3,639,056	3,639,056	—	—

	Total	$80,705,365	$3,639,056	$75,601,034	$1,465,275

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) for the nine-month period ended December 31, 2013:

Corporate Bonds & Notes
Value, Beginning of Period	$811,875
Purchases	726,750
Sales (Includes Paydowns)	(70,071)
Accrued Discounts (Premiums)	(5,880)
Net Realized Gains (Losses)	—
Change in Net Unrealized Appreciation	2,601
Transfers In	—
Transfers Out	—

Value, End of Period3	$1,465,275

Change in Net Unrealized Appreciation on Level 3 Investments Held at the End of Period, if Applicable	$2,601

The significant unobservable inputs were provided by a vendor-priced single broker quote.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL INCOME FUND

Schedule of Investments

December 31, 2013 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 67.7%

Consumer Discretionary - 10.4%

Advance Auto Parts Inc 4.500% due 12/01/23	$2,500,000	$2,499,665
Cedar Fair LP 5.250% due 03/15/21	4,000,000	3,970,000
DIRECTV Holdings LLC 2.400% due 03/15/17	2,000,000	2,036,960
Ford Motor Co 4.750% due 01/15/43	1,500,000	1,353,126
General Motors Co 6.250% due 10/02/43 ~	1,150,000	1,200,313
GLP Capital LP 4.875% due 11/01/20 ~	2,750,000	2,756,875
Kia Motors Corp (South Korea) 3.625% due 06/14/16 ~	3,000,000	3,134,730
MDC Holdings Inc 6.000% due 01/15/43	2,500,000	2,157,343
MGM Resorts International 6.750% due 10/01/20	3,500,000	3,753,750
PNK Finance Corp 6.375% due 08/01/21 ~	3,000,000	3,082,500
Six Flags Entertainment Corp 5.250% due 01/15/21 ~	3,500,000	3,430,000
Standard Pacific Corp 6.250% due 12/15/21	3,900,000	4,070,625
Toll Brothers Finance Corp 4.375% due 04/15/23	2,500,000	2,331,250
Virgin Media Secured Finance PLC (United Kingdom) 5.375% due 04/15/21 ~	4,500,000	4,522,500
Wyndham Worldwide Corp 2.950% due 03/01/17	4,000,000	4,058,596

		44,358,233

Consumer Staples - 1.0%

Reynolds Group Issuer Inc 5.750% due 10/15/20	4,000,000	4,100,000

Energy - 8.1%

Cimarex Energy Co 5.875% due 05/01/22	3,000,000	3,195,000
DCP Midstream Operating LP 3.875% due 03/15/23	4,000,000	3,684,704
Kinder Morgan Inc 5.000% due 02/15/21 ~	2,000,000	1,977,584
Korea National Oil Corp (South Korea) 3.125% due 04/03/17 ~	4,000,000	4,128,188
Origin Energy Finance Ltd (Australia) 3.500% due 10/09/18 ~	1,800,000	1,809,949
Petrobras Global Finance BV (Netherlands) 4.375% due 05/20/23	3,000,000	2,698,587
Petrobras International Finance Co (Cayman) 5.375% due 01/27/21	3,000,000	2,988,615
Sabine Pass Liquefaction LLC 5.625% due 02/01/21 ~	3,250,000	3,193,125
Samson Investment Co 10.500% due 02/15/20 ~	2,000,000	2,190,000
The Williams Cos Inc 3.700% due 01/15/23	5,000,000	4,365,495
Transocean Inc (Cayman) 2.500% due 10/15/17	4,500,000	4,549,874

		34,781,121

	Principal Amount	Value
Financials - 19.6%

Bank of America Corp 1.316% due 03/22/18 §	$4,500,000	$4,564,440
Bank of America NA 5.300% due 03/15/17	8,200,000	9,041,828
Berkshire Hathaway Finance Corp 1.600% due 05/15/17	6,000,000	6,060,528
Carlyle Holdings Finance LLC 3.875% due 02/01/23 ~	4,000,000	3,822,076
CBL & Associates LP REIT 5.250% due 12/01/23	3,000,000	2,997,036
Columbia Property Trust Operating Partnership LP REIT 5.875% due 04/01/18	750,000	790,191
Duke Realty LP REIT 4.375% due 06/15/22	5,250,000	5,205,060
Export-Import Bank of Korea (South Korea) 1.250% due 11/20/15	2,000,000	2,011,164
Ford Motor Credit Co LLC 4.250% due 09/20/22	5,000,000	5,024,605
General Electric Capital Corp 0.956% due 04/02/18 §	3,000,000	3,026,943
Genworth Holdings Inc 4.900% due 08/15/23	3,600,000	3,599,435
Health Care REIT Inc 3.750% due 03/15/23	5,000,000	4,701,315
Host Hotels & Resorts LP REIT 3.750% due 10/15/23	1,750,000	1,623,150
ING US Inc 2.900% due 02/15/18	4,000,000	4,093,272
Kilroy Realty LP REIT 3.800% due 01/15/23	5,000,000	4,664,335
Liberty Mutual Group Inc 4.950% due 05/01/22	4,500,000	4,654,467
Morgan Stanley 5.000% due 11/24/25	2,000,000	2,006,778
Neuberger Berman Group LLC 5.625% due 03/15/20 ~	2,000,000	2,110,000
Prudential Financial Inc 5.200% due 03/15/44 §	3,000,000	2,917,500
Raymond James Financial Inc 5.625% due 04/01/24	4,000,000	4,197,756
Vornado Realty LP REIT 5.000% due 01/15/22	4,000,000	4,160,516
WEA Finance LLC 3.375% due 10/03/22 ~	2,500,000	2,367,525

		83,639,920

Health Care - 1.1%

HCA Inc 6.500% due 02/15/20	3,000,000	3,303,750
Hospira Inc 5.800% due 08/12/23	1,350,000	1,394,959

		4,698,709

Industrials - 12.9%

Air Canada Pass Through Trust ‘A’ (Canada) 4.125% due 05/15/25 ~	4,000,000	3,900,000
Air Lease Corp 3.375% due 01/15/19	5,500,000	5,527,500
British Airways Pass Through Trust ‘A’ (United Kingdom) 4.625% due 06/20/24 ~	3,000,000	3,067,500
British Airways Pass Through Trust ‘B’ (United Kingdom) 5.625% due 12/20/21 ~	3,200,000	3,344,000
Continental Airlines Pass Through Trust ‘A’ 4.000% due 04/29/26	5,000,000	4,975,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL INCOME FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

	Principal Amount	Value
Delta Air Lines Pass-Through Trust ‘A’
4.750% due 11/07/21	$7,439,437	$7,960,197
4.950% due 11/23/20	1,122,690	1,216,364
Hawaiian Airlines Pass Through Certificates ‘A’ 3.900% due 01/15/26	2,000,000	1,858,750
International Lease Finance Corp 7.125% due 09/01/18 ~	1,000,000	1,162,500
Owens Corning 4.200% due 12/15/22	4,000,000	3,820,976
Penske Truck Leasing Co LP 4.250% due 01/17/23 ~	3,500,000	3,409,851
The ADT Corp 6.250% due 10/15/21 ~	2,000,000	2,102,500
United Continental Holdings Inc 6.375% due 06/01/18	2,500,000	2,618,750
US Airways Pass Through Trust ‘A’ 4.625% due 12/03/26	5,730,266	5,816,219
Virgin Australia Trust (Australia) 5.000% due 10/23/23 ~	4,000,000	4,130,000

		54,910,107

Materials - 10.5%

Alphabet Holding Co Inc 7.750% PIK due 11/01/17	2,200,000	2,272,875
ArcelorMittal (Luxembourg) 6.000% due 03/01/21	3,025,000	3,221,625
Barrick Gold Corp (Canada) 3.850% due 04/01/22	3,000,000	2,702,724
Domtar Corp 4.400% due 04/01/22	2,000,000	1,943,224
Freeport-McMoRan Copper & Gold Inc 3.550% due 03/01/22	8,000,000	7,605,576
Glencore Funding LLC
2.500% due 01/15/19 ~	2,000,000	1,937,854
4.125% due 05/30/23 ~	6,000,000	5,609,004
Packaging Corp of America 4.500% due 11/01/23	3,000,000	3,008,943
Reliance Steel & Aluminum Co 4.500% due 04/15/23	4,850,000	4,759,053
Samarco Mineracao SA (Brazil)
4.125% due 11/01/22 ~	1,000,000	902,500
5.750% due 10/24/23 ~	3,000,000	2,977,500
Sealed Air Corp 8.375% due 09/15/21 ~	2,000,000	2,280,000
Southern Copper Corp 5.250% due 11/08/42	2,000,000	1,626,926
Tronox Finance LLC 6.375% due 08/15/20	2,000,000	2,050,000
Vale SA (Brazil) 5.625% due 09/11/42	2,000,000	1,819,850

		44,717,654

Telecommunication Services - 2.7%

CC Holdings GS V LLC 3.849% due 04/15/23	3,350,000	3,137,017
Hughes Satellite Systems Corp 6.500% due 06/15/19	2,500,000	2,718,750
T-Mobile USA Inc 6.542% due 04/28/20	250,000	267,188
Verizon Communications Inc 5.150% due 09/15/23	5,000,000	5,370,300

		11,493,255

	Principal Amount	Value
Utilities - 1.4%

Jersey Central Power & Light Co 4.700% due 04/01/24 ~	$3,000,000	$2,970,462
NRG Energy Inc 6.625% due 03/15/23	3,000,000	3,037,500

		6,007,962

Total Corporate Bonds & Notes (Cost $291,534,651)		288,706,961

MORTGAGE-BACKED SECURITIES - 0.4%

Collateralized Mortgage Obligation - Commercial - 0.4%

Hilton USA Trust 2.918% due 11/05/30 “ § ~	1,500,000	1,502,806

Total Mortgage-Backed Securities (Cost $1,500,000)		1,502,806

SENIOR LOAN NOTES - 22.8%

Consumer Discretionary - 5.1%

Acosta Inc Term B 4.250% due 03/03/18 §	1,741,884	1,755,765
Caesars Entertainment Resort Properties LLC Term B 7.000% due 06/11/20 §	3,000,000	2,988,750
ClubCorp Club Operation Inc 4.000% due 07/24/20 §	1,421,014	1,435,224
Hilton Worldwide Term B 3.500% due 10/25/20 §	1,973,684	1,991,777
Las Vegas Sands LLC (Term B ) due 12/18/20 µ	3,000,000	3,000,468
Seminole Tribe of Florida 3.000% due 04/29/20 §	4,418,394	4,424,580
Seven Sea Cruises S. DE R.L. Term B-1 4.750% due 12/21/18 §	1,975,000	2,002,156
The Goodyear Tire & Rubber Co (2nd Lien) 4.750% due 04/30/19 §	2,000,000	2,023,126
Tribune Co due 12/27/20 µ	2,100,000	2,093,656

		21,715,502

Consumer Staples - 2.4%

Albertson’s LLC Term B-2 4.750% due 03/21/19 §	1,973,417	1,988,205
BJ’s Wholesale Club Inc (1st Lien) 4.500% due 09/26/19 §	2,970,056	2,992,067
Del Monte Foods Co Term B 4.000% due 02/15/18 §	2,006,239	2,014,293
Smart & Final Inc (1st Lien) due 11/15/19 µ	2,000,000	2,001,750
Sprouts Farmers Markets Holdings LLC 4.000% due 04/23/20 §	1,356,429	1,361,515

		10,357,830

Energy - 0.8%

Moxie Patriot LLC due 12/19/20 µ	1,000,000	1,025,000
Samson Investment Co Tranche I (2nd Lien) 4.000% due 09/25/18 §	1,500,000	1,507,969
due 09/25/18 µ	1,000,000	1,005,000

		3,537,969

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL INCOME FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

	Principal Amount	Value
Financials - 2.8%

Amwins Group (1st Lien) 5.000% due 09/06/19 §	$2,993,938	$3,013,399
First Data Corp Term B 4.160% due 09/24/18 §	2,500,000	2,506,422
HUB International Ltd Term B 4.750% due 10/02/20 §	1,995,000	2,025,340
Realogy Corp Term B 4.500% due 02/12/20 §	1,488,750	1,506,197
Stockbridge/SBE Holdings LLC Tranche B 13.000% due 05/02/17 §	2,416,667	2,670,417

		11,721,775

Health Care - 2.2%

Fresenius US Finance I Inc Tranche B
due 08/07/19 µ	3,000,000	3,005,235
2.247% due 08/07/19 §	1,496,250	1,498,861
Salix Pharmaceuticals Ltd due 12/17/19 µ	1,450,000	1,465,708
Valeant Pharmaceuticals International Series C-2 Tranche B 3.750% due 12/11/19 §	3,456,250	3,486,185

		9,455,989

Industrials - 4.3%

Accudyne Industries LLC 4.000% due 12/31/19 §	2,925,224	2,931,165
AlixPartners LLP 5.000% due 07/10/20 §	1,955,299	1,970,453
CSC Holdings LLC Term B 2.670% due 04/17/20 §	4,477,500	4,440,319
MRC Global 5.000% due 11/08/19 §	997,500	1,011,528
Rexnord LLC Term B 4.000% due 08/21/20 §	2,992,500	3,003,087
Sensata Technologies BV
due 05/12/19 µ	1,700,000	1,717,000
Term B
3.250% due 05/10/18 §	299,250	302,242
Air Distribution Technologies Inc (1st Lien) 4.250% due 11/09/18 §	2,970,056	2,987,381

		18,363,175

Information Technology - 1.3%

Activision Blizzard Inc 3.250% due 10/12/20 §	2,992,500	3,015,734
BMC Software Finance Inc 5.000% due 09/10/20 §	1,500,000	1,509,934
Excelitas Technologies Corp Term Loan B 6.000% due 11/02/20 §	986,920	996,790

		5,522,458

Materials - 1.6%

FMG Resources Property Ltd
due 06/30/19 µ	3,000,000	3,045,624
4.250% due 06/30/19 §	1,975,050	2,005,087
Polymer Group Inc due 12/16/20 µ	1,500,000	1,511,250

		6,561,961

Telecommunication Services - 2.1%

Cricket Communications Inc 4.750% due 10/01/19 §	2,475,000	2,486,343
Level 3 Financing Inc
Tranche B
4.000% due 01/15/20 §	2,500,000	2,521,250
Tranche B-III
4.000% due 08/02/19 §	2,500,000	2,518,437
Windstream Corp Tranche B-5 3.500% due 08/26/19 §	1,436,250	1,442,086

		8,968,116

	Principal Amount	Value
Utilities - 0.2%

Raven Power Finance LLC due 12/19/20 µ	$1,000,000	$1,002,500

Total Senior Loan Notes (Cost $96,527,485)		97,207,275

U.S. TREASURY OBLIGATIONS - 5.6%

U.S. Treasury Bonds - 0.8%

3.125% due 02/15/43	4,000,000	3,411,248

U.S. Treasury Notes - 4.8%

0.250% due 02/28/15	5,000,000	5,003,515
0.375% due 04/15/15	5,000,000	5,011,720
0.375% due 06/30/15	5,000,000	5,010,740
0.625% due 10/15/16	2,000,000	1,996,328
1.375% due 07/31/18	2,500,000	2,476,465
1.375% due 09/30/18	1,000,000	987,305

		20,486,073

Total U.S. Treasury Obligations (Cost $24,046,443)		23,897,321

FOREIGN GOVERNMENT BONDS & NOTES - 2.9%

Chile Government International Bond (Chile) 2.250% due 10/30/22	4,000,000	3,570,000
Mexico Government International Bond (Mexico) 3.625% due 03/15/22	2,000,000	2,005,000
Province of Ontario (Canada) 1.650% due 09/27/19	3,000,000	2,880,243
Republic of Korea (South Korea) 3.875% due 09/11/23	4,000,000	4,069,348

		12,524,591

Total Foreign Government Bonds & Notes (Cost $12,695,189)		12,524,591

	Shares

SHORT-TERM INVESTMENT - 2.2%

Money Market Fund - 2.2%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	9,347,418	9,347,418

Total Short-Term Investment (Cost $9,347,418)		9,347,418

TOTAL INVESTMENTS - 101.6% (Cost $435,651,186)		433,186,372

OTHER ASSETS & LIABILITIES, NET - (1.6%)		(6,665,672)

NET ASSETS - 100.0%		$426,520,700

Notes to Schedule of Investments

(a)	Pursuant to the terms of the following senior loan agreement, the fund had an unfunded loan commitment of $60,606 or less than 0.1% of net assets as of December 31, 2013, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation
Excelitas Technologies Corp	$60,606	$61,212	$1,212

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL INCOME FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of December 31, 2013:

		Total Value at December 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$288,706,961	$—	$255,514,045	$33,192,916
	Senior Loan Notes	97,207,275	—	97,207,275	—
	Mortgage-Backed Securities	1,502,806	—	1,502,806	—
	U.S. Treasury Obligations	23,897,321	—	23,897,321	—
	Foreign Government Bonds & Notes	12,524,591	—	12,524,591	—
	Short-Term Investment	9,347,418	9,347,418	—	—
	Unfunded Loan Commitment	1,212	—	1,212	—

	Total	$433,187,584	$9,347,418	$390,647,250	$33,192,916

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) for the nine-month period ended December 31, 2013:

Corporate Bonds & Notes
Value, Beginning of Period	$15,838,938
Purchases	21,118,336
Sales (Includes Paydowns)	(3,439,673)
Accrued Discounts (Premiums)	(37,130)
Net Realized Losses	(45,055)
Change in Net Unrealized Depreciation	(242,500)
Transfers In	—
Transfers Out	—

Value, End of Period	$33,192,916

Change in Net Unrealized Depreciation on Level 3 Investments Held at the End of Period, if Applicable	($210,435)

The significant unobservable inputs were provided by a vendor-priced single broker quote.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL STRATEGIC INCOME FUND

Schedule of Investments

December 31, 2013 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.3%

Energy - 0.3%

Halcon Resources Corp 5.750%	200	$161,332

Total Convertible Preferred Stocks (Cost $200,000)		161,332

COMMON STOCKS - 4.4%

Consumer Discretionary - 1.6%

Cedar Fair LP	2,500	123,950
Ford Motor Co	6,380	98,443
L Brands Inc	1,900	117,515
Las Vegas Sands Corp	2,275	179,429
Lennar Corp ‘A’	2,825	111,757
MGM Resorts International *	6,100	143,472
Standard Pacific Corp *	11,500	104,075

		878,641

Energy - 0.2%

Concho Resources Inc *	975	105,300
Halcon Resources Corp *	1,185	4,573

		109,873

Health Care - 0.2%

HCA Holdings Inc *	2,500	119,275

Industrials - 0.8%

Ply Gem Holdings Inc *	7,000	126,210
The ADT Corp	1,610	65,157
The Boeing Co	725	98,955
United Rentals Inc *	1,875	146,156

		436,478

Information Technology - 0.4%

CDW Corp	4,350	101,616
CommScope Holding Co Inc *	6,100	115,412

		217,028

Materials - 0.8%

Freeport-McMoRan Copper & Gold Inc	3,100	116,994
Louisiana-Pacific Corp *	5,800	107,358
Rock Tenn Co ‘A’	1,700	178,517

		402,869

Telecommunication Services - 0.2%

Intelsat SA (Luxembourg) *	4,680	105,487

Utilities - 0.2%

NRG Energy Inc	3,500	100,520

Total Common Stocks (Cost $1,954,960)		2,370,171

	Principal Amount

CORPORATE BONDS & NOTES - 75.6%

Consumer Discretionary - 12.3%

Advance Auto Parts Inc 4.500% due 12/01/23	$500,000	499,933
American Axle & Manufacturing Inc 5.125% due 02/15/19	250,000	258,125

	Principal Amount	Value
Beazer Homes USA Inc
7.250% due 02/01/23	$400,000	$402,000
7.500% due 09/15/21 ~	150,000	156,000
9.125% due 06/15/18	250,000	268,750
Boyd Gaming Corp 9.000% due 07/01/20	250,000	275,000
Caesars Entertainment Operating Co Inc
9.000% due 02/15/20	100,000	97,750
11.250% due 06/01/17	100,000	102,000
Caesars Entertainment Resort Properties LLC
8.000% due 10/01/20 ~	100,000	104,500
11.000% due 10/01/21 ~	100,000	103,000
Cedar Fair LP 5.250% due 03/15/21	300,000	297,750
GLP Capital LP 4.875% due 11/01/20 ~	200,000	200,500
Hilton Worldwide Finance LLC 5.625% due 10/15/21 ~	250,000	259,844
Jo-Ann Stores Inc 8.125% due 03/15/19 ~	300,000	315,375
Landry’s Holdings II Inc 10.250% due 01/01/18 ~	250,000	266,563
Landry’s Inc 9.375% due 05/01/20 ~	100,000	109,500
MGM Resorts International 6.750% due 10/01/20	350,000	375,375
Neiman Marcus Group Ltd Inc
8.000% due 10/15/21 ~	50,000	52,500
8.750% PIK due 10/15/21 ~	400,000	421,000
NPC International Inc 10.500% due 01/15/20	250,000	290,000
Penn National Gaming Inc 5.875% due 11/01/21 ~	150,000	148,500
Pinnacle Entertainment Inc 7.750% due 04/01/22	150,000	164,250
PNK Finance Corp 6.375% due 08/01/21 ~	100,000	102,750
ServiceMaster Co 8.000% due 02/15/20	350,000	358,750
Six Flags Entertainment Corp 5.250% due 01/15/21 ~	450,000	441,000
Standard Pacific Corp 6.250% due 12/15/21	250,000	260,938
Wyndham Worldwide Corp 3.900% due 03/01/23	350,000	329,799

		6,661,452

Consumer Staples - 2.8%

Beverages & More Inc 10.000% due 11/15/18 ~	350,000	353,938
JBS Investments GmbH (Austria) 7.750% due 10/28/20 ~	200,000	203,000
JBS USA LLC 7.250% due 06/01/21 ~	250,000	261,250
Reynolds Group Issuer Inc 9.875% due 08/15/19	200,000	223,500
Roundy’s Supermarkets Inc 10.250% due 12/15/20 ~	250,000	256,250
Sun Merger Sub Inc 5.875% due 08/01/21 ~	200,000	205,500

		1,503,438

Energy - 12.2%

Arch Coal Inc 7.250% due 10/01/20	200,000	157,000
Atlas Pipeline Partners LP 6.625% due 10/01/20	200,000	210,000
Basic Energy Services Inc 7.750% due 02/15/19	300,000	315,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL STRATEGIC INCOME FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

	Principal Amount	Value
Crestwood Midstream Partners LP 6.125% due 03/01/22 ~	$250,000	$257,500
EP Energy LLC
7.750% due 09/01/22	200,000	225,000
9.375% due 05/01/20	100,000	115,875
EV Energy Partners LP 8.000% due 04/15/19	300,000	303,000
Halcon Resources Corp 8.875% due 05/15/21	350,000	355,250
Hercules Offshore Inc 7.500% due 10/01/21 ~	150,000	159,750
Hiland Partners LP 7.250% due 10/01/20 ~	300,000	323,250
Kinder Morgan Inc 5.000% due 02/15/21 ~	300,000	296,638
Linn Energy LLC
7.000% due 11/01/19 ~	400,000	406,000
7.750% due 02/01/21	250,000	265,625
MEG Energy Corp (Canada)
6.375% due 01/30/23 ~	100,000	101,125
6.500% due 03/15/21 ~	150,000	158,625
Peabody Energy Corp 6.000% due 11/15/18	250,000	267,500
Petrobras Global Finance BV (Netherlands) 4.375% due 05/20/23	500,000	449,765
Regency Energy Partners LP 5.750% due 09/01/20	250,000	259,375
Samson Investment Co 10.500% due 02/15/20 ~	350,000	383,250
Seadrill Ltd (Bermuda) 5.625% due 09/15/17 ~	300,000	312,000
Tervita Corp (Canada)
8.000% due 11/15/18 ~	150,000	155,625
10.875% due 02/15/18 ~	50,000	51,063
The Williams Cos Inc 3.700% due 01/15/23	500,000	436,550
Transocean Inc (Cayman)
3.800% due 10/15/22	400,000	379,255
6.375% due 12/15/21	250,000	281,008

		6,625,029

Financials - 12.9%

Carlyle Holdings Finance LLC 3.875% due 02/01/23 ~	250,000	238,880
CBL & Associates LP REIT 5.250% due 12/01/23	400,000	399,605
DDR Corp REIT 3.500% due 01/15/21	500,000	486,837
Duke Realty LP REIT
3.875% due 02/15/21	500,000	493,322
4.375% due 06/15/22	250,000	247,860
DuPont Fabros Technology LP REIT 5.875% due 09/15/21	250,000	259,375
First Data Corp
6.750% due 11/01/20 ~	100,000	104,500
7.375% due 06/15/19 ~	100,000	107,000
10.625% due 06/15/21 ~	100,000	108,875
Genworth Holdings Inc 4.900% due 08/15/23	300,000	299,953
Health Care REIT Inc 3.750% due 03/15/23	350,000	329,092
Hockey Merger Sub 2 Inc 7.875% due 10/01/21 ~	300,000	309,750
Host Hotels & Resorts LP REIT 3.750% due 10/15/23	250,000	231,879
Kilroy Realty LP REIT 3.800% due 01/15/23	250,000	233,205
Liberty Mutual Group Inc
4.250% due 06/15/23 ~	350,000	338,052
4.950% due 05/01/22 ~	250,000	258,582

	Principal Amount	Value
Mid-America Apartments LP REIT 4.300% due 10/15/23	$300,000	$291,774
MPH Intermediate Holding Co 2 8.375% PIK due 08/01/18 ~	400,000	417,500
Nuveen Investments Inc 9.125% due 10/15/17 ~	300,000	301,500
Prudential Financial Inc 5.200% due 03/15/44 §	300,000	291,750
Raymond James Financial Inc 5.625% due 04/01/24	350,000	367,304
RHP Hotel Properties LP REIT 5.000% due 04/15/21	250,000	248,125
The Howard Hughes Corp 6.875% due 10/01/21 ~	250,000	261,250
Vornado Realty LP REIT 5.000% due 01/15/22	350,000	364,045

		6,990,015

Health Care - 2.9%

Aviv Healthcare Properties LP 6.000% due 10/15/21 ~	200,000	204,500
Capsugel SA (Luxembourg) 7.000% PIK due 05/15/19 ~	300,000	306,188
DJO Finance LLC 7.750% due 04/15/18	100,000	102,250
Jaguar Holding Co I 9.375% PIK due 10/15/17 ~	200,000	212,500
Prospect Medical Holdings Inc 8.375% due 05/01/19 ~	250,000	269,375
Tenet Healthcare Corp
6.000% due 10/01/20 ~	50,000	52,281
8.000% due 08/01/20	50,000	54,438
8.125% due 04/01/22	150,000	162,000
Valeant Pharmaceuticals International 6.375% due 10/15/20 ~	200,000	211,750

		1,575,282

Industrials - 10.2%

ADS Waste Holdings Inc 8.250% due 10/01/20	350,000	381,500
Ahern Rentals Inc 9.500% due 06/15/18 ~	200,000	217,500
Air Canada Pass Through Trust ‘B’ (Canada) 5.375% due 11/15/22 ~	250,000	244,375
Air Lease Corp
3.375% due 01/15/19	250,000	251,250
4.750% due 03/01/20	650,000	678,438
American Airlines Pass Through Trust ‘B’ 5.625% due 01/15/21 ~	200,000	200,500
Bombardier Inc (Canada) 6.125% due 01/15/23 ~	100,000	99,750
British Airways Pass Through Trust ‘B’ (United Kingdom) 5.625% due 06/20/20 ~	300,000	313,500
CPG Merger Sub LLC 8.000% due 10/01/21 ~	200,000	209,000
International Lease Finance Corp 6.250% due 05/15/19	450,000	489,375
Nortek Inc 8.500% due 04/15/21	195,000	216,938
Owens Corning 9.000% due 06/15/19	450,000	555,892
Roofing Supply Group LLC 10.000% due 06/01/20 ~	250,000	282,500
The ADT Corp 6.250% due 10/15/21 ~	300,000	315,375
TMS International Corp 7.625% due 10/15/21 ~	250,000	267,500
United Airlines Pass Through Trust ‘B’ 5.375% due 02/15/23	200,000	202,500

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL STRATEGIC INCOME FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

	Principal Amount	Value
United Rentals North America Inc 8.375% due 09/15/20	$100,000	$112,000
US Airways Pass Through Trust ‘B’ 5.375% due 05/15/23	250,000	246,250
USG Corp 5.875% due 11/01/21 ~	250,000	260,313

		5,544,456

Information Technology - 0.5%

Blackboard Inc 7.750% due 11/15/19 ~	300,000	299,250

Materials - 15.8%

AK Steel Corp
8.375% due 04/01/22	150,000	151,500
8.750% due 12/01/18	100,000	112,250
ArcelorMittal (Luxembourg)
6.000% due 03/01/21	300,000	319,500
7.250% due 03/01/41	100,000	96,000
Ardagh Packaging Finance PLC (Ireland)
7.000% due 11/15/20 ~	450,000	456,750
9.125% due 10/15/20 ~	300,000	329,500
Barrick Gold Corp (Canada) 3.850% due 04/01/22	450,000	405,409
Beverage Packaging Holdings Luxembourg II SA (Luxembourg) 6.000% due 06/15/17 ~	600,000	609,000
BOE Intermediate Holding Corp 9.000% PIK due 11/01/17 ~	411,375	430,915
BOE Merger Corp 9.500% PIK due 11/01/17 ~	200,000	213,500
Celulosa Arauco y Constitucion SA (Chile) 4.750% due 01/11/22	250,000	244,482
Exopack Holdings SA 7.875% due 11/01/19 ~	250,000	256,250
FMG Resources Property Ltd (Australia) 6.875% due 04/01/22 ~	250,000	273,750
Freeport-McMoRan Copper & Gold Inc 3.550% due 03/01/22	250,000	237,674
Glencore Funding LLC 4.125% due 05/30/23 ~	500,000	467,417
Hexion US Finance Corp 6.625% due 04/15/20	250,000	257,500
Mustang Merger Corp 8.500% due 08/15/21 ~	250,000	271,250
New Gold Inc (Canada) 6.250% due 11/15/22 ~	300,000	291,750
Reliance Steel & Aluminum Co 4.500% due 04/15/23	750,000	735,936
Samarco Mineracao SA (Brazil) 5.750% due 10/24/23 ~	250,000	248,125
Sappi Papier Holding GmbH (Austria) 7.750% due 07/15/17 ~	200,000	220,000
8.375% due 06/15/19 ~	350,000	385,438
TPC Group Inc 8.750% due 12/15/20 ~	350,000	373,625
Tronox Finance LLC 6.375% due 08/15/20	300,000	307,500
Vale Overseas Ltd (Cayman) 4.375% due 01/11/22	250,000	243,816
Wise Metals Group LLC 8.750% due 12/15/18 ~	250,000	264,375
Xstrata Finance Canada Ltd (Canada) 4.250% due 10/25/22 ~	400,000	381,523

		8,584,735

	Principal Amount	Value
Telecommunication Services - 4.2%

Digicel Ltd (Bermuda) 6.000% due 04/15/21 ~	$300,000	$290,250
Intelsat Jackson Holdings SA (Luxembourg) 6.625% due 12/15/22 ~	250,000	258,750
MetroPCS Wireless Inc 6.250% due 04/01/21 ~	100,000	104,125
Sprint Communications Inc 7.000% due 03/01/20 ~	100,000	112,000
Sprint Corp 7.250% due 09/15/21 ~	600,000	646,500
T-Mobile USA Inc 6.633% due 04/28/21	300,000	317,625
Verizon Communications Inc 5.150% due 09/15/23	500,000	537,030

		2,266,280

Utilities - 1.8%

Calpine Corp
6.000% due 01/15/22 ~	50,000	51,500
7.875% due 01/15/23 ~	212,000	232,670
Jersey Central Power & Light Co 4.700% due 04/01/24 ~	250,000	247,539
NRG Energy Inc
6.625% due 03/15/23	150,000	151,875
7.625% due 01/15/18	250,000	286,250

		969,834

Total Corporate Bonds & Notes (Cost $40,615,982)		41,019,771

MORTGAGE-BACKED SECURITIES - 0.4%

Collateralized Mortgage Obligations - Commercial - 0.4%

Hilton USA Trust 2.919% due 11/05/30 “ § ~	250,000	250,468

Total Mortgage-Backed Securities (Cost $250,000)		250,468

SENIOR LOAN NOTES - 16.0%

Consumer Discretionary - 2.9%

Brickman Group Holdings Inc (2nd Lien) due 12/17/21 µ	250,000	256,172
Las Vegas Sands LLC Term B due 12/18/20 µ	500,000	500,078
Seminole Tribe of Florida 3.000% due 04/29/20 §	490,933	491,620
Tribune Co due 12/27/20 µ	350,000	348,943

		1,596,813

Consumer Staples - 2.3%

Albertson’s LLC Term B-2 4.750% due 03/21/19 §	348,250	350,860
BJ’s Wholesale Club Inc (2nd Lien) due 03/26/20 µ	250,000	255,750
Reddy Ice Corp Term B (1st Lien) 6.750% due 05/01/19 §	347,375	347,158
Supervalu Inc 5.000% due 03/21/19 §	296,746	300,146

		1,253,914

Energy - 0.9%

HGIM Corp Term B due 06/18/20 µ	250,000	252,656
Samson Investment Co Tranche 1 (2nd Lien) due 09/25/18 µ	250,000	251,250

		503,906

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL STRATEGIC INCOME FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

	Principal Amount	Value
Financials - 1.1%

Clipper Acquisitions Corp 4.000% due 02/06/20 §	$297,000	$299,351
Stockbridge/SBE Holdings LLC Tranche B 13.000% due 05/02/17 §	291,667	322,292

		621,643

Health Care - 0.6%

Iasis Healthcare LLC Term B-2 4.500% due 05/03/18 §	346,500	349,359

Industrials - 4.4%

Apex Tool Group LLC 4.500% due 01/31/20 §	248,125	249,878
CSC Holdings LLC Term B 2.669% due 04/17/20 §	498,747	494,605
MRC Global 5.000% due 11/18/19 §	349,125	354,035
Husky Injection Molding Systems Ltd due 10/28/20 µ	500,000	504,180
Sensata Technologies BV
due 05/12/19 µ	400,000	404,000
Term B
3.250% due 05/10/18 §	99,750	100,748
Sequa Corp 5.250% due 06/19/17 §	247,500	242,395

		2,349,841

Information Technology - 1.4%

Activision Blizzard 3.250% due 10/12/20 §	498,750	502,622
BMC Software Finance Inc 5.000% due 09/10/20 §	250,000	251,656

		754,278

	Principal Amount	Value
Materials - 1.9%

FMG Resources Property Ltd due 06/28/19 µ	$500,000	$507,604
Ranpak Corp (2nd Lien) 8.500% due 04/23/20 §	250,000	257,500
Tronox Inc Term B (Netherlands) 4.500% due 03/19/20 §	248,750	252,326

		1,017,430

Telecommunication Services - 0.5%

Windstream Corp Tranche B-4 3.500% due 01/23/20 §	247,500	248,272

Total Senior Loan Notes (Cost $8,630,960)		8,695,456

	Shares

SHORT-TERM INVESTMENT - 6.6%

Money Market Fund - 6.6%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	3,572,688	3,572,688

Total Short-Term Investment (Cost $3,572,688)		3,572,688

TOTAL INVESTMENTS - 103.3% (Cost $55,224,590)		56,069,886

OTHER ASSETS & LIABILITIES, NET - (3.3%)		(1,799,578)

NET ASSETS - 100.0%		$54,270,308

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of December 31, 2013:

		Total Value at December 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Convertible Preferred Stocks (1)	$161,332	$161,332	$ —	$—
	Common Stocks (1)	2,370,171	2,370,171	—	—
	Corporate Bonds & Notes	41,019,771	—	39,812,646	1,207,125
	Mortgage-Backed Securities	250,468	—	250,468	—
	Senior Loan Notes	8,695,456	—	8,695,456	—
	Short-Term Investment	3,572,688	3,572,688	—	—

	Total	$56,069,886	$6,104,191	$48,758,570	$1,207,125

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL STRATEGIC INCOME FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) for the nine-month period ended December 31, 2013:

Corporate Bonds & Notes
Value, Beginning of Period	$950,219
Purchases	1,010,813
Sales (Includes Paydowns)	(739,188)
Accrued Discounts (Premiums)	(1,137)
Net Realized Gains	21,806
Change in Net Unrealized Depreciation	(35,388)
Transfers In	—
Transfers Out	—

Value, End of Period	$1,207,125

Change in Net Unrealized Depreciation on Level 3 Investments Held at the End of Period, if Applicable	($5,585)

The significant unobservable inputs were provided by a vendor-priced single broker quote.

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL FLOATING RATE INCOME FUND

Schedule of Investments

December 31, 2013 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 2.4%

Consumer Discretionary - 0.3%

Cedar Fair LP 5.250% due 03/15/21	$2,250,000	$2,233,125
NPC International Inc 10.500% due 01/15/20	150,000	174,000

		2,407,125

Consumer Staples - 0.6%

Reynolds Group Issuer Inc
5.750% due 10/15/20	3,750,000	3,843,750
9.000% due 04/15/19	1,000,000	1,077,500
9.875% due 08/15/19	500,000	558,750

		5,480,000

Financials - 0.4%

First Data Corp 6.750% due 11/01/20 ~	3,500,000	3,657,500

Industrials - 0.3%

US Airways Pass Through Trust ‘B’ 5.375% due 05/15/23	3,000,000	2,955,000

Materials - 0.3%

Hexion U.S. Finance Corp 6.625% due 04/15/20	3,000,000	3,090,000

Telecommunication Services - 0.5%

Intelsat Luxembourg SA (Luxembourg)
7.750% due 06/01/21 ~	3,000,000	3,228,750
8.125% due 06/01/23 ~	1,000,000	1,076,250

		4,305,000

Total Corporate Bonds & Notes (Cost $21,620,757)		21,894,625

SENIOR LOAN NOTES - 95.8%

Consumer Discretionary - 24.4%

99¢ Only Stores Tranche B-2 4.500% due 01/11/19 §	8,977,500	9,067,230
Acosta Inc Term B 4.250% due 03/03/18 §	8,975,006	9,046,528
Advantage Sales & Marketing Inc
(1st Lien)	749,449	752,962
4.250% due 12/18/17 §	1,100,000	1,115,813
(2nd Lien)
due 12/18/17 µ
8.250% due 06/17/18 §	2,277,748	2,288,426
Affinia Group Inc Tranche B-2 4.750% due 04/25/20 §	2,985,000	3,022,313
Brickman Group Holdings Inc (2nd Lien) due 12/17/21 µ	5,083,333	5,208,831
Burlington Coat Factory Warehouse Corp Term B-2 4.250% due 02/23/17 §	5,452,500	5,520,656
Caesars Entertainment Operating Co Inc
Term B-5
4.488% due 01/28/18 §	1,000,000	944,167
Term B-6
5.488% due 01/28/18 §	3,054,163	2,922,205
Caesars Entertainment Resort Properties LLC
Term B
due 10/11/20 µ	2,000,000	1,992,500
7.000% due 10/11/20 §	13,000,000	12,951,250

	Principal Amount	Value
CBAC Borrower LLC Term B 8.250% due 07/02/20 §	$1,000,000	$1,036,875
CCC Holdings Inc
due 12/20/19 µ	2,500,000	2,505,730
4.000% due 12/20/19 §	9,192,296	9,213,365
CityCenter Holdings LLC Term B 5.000% due 10/16/20 §	1,500,000	1,524,771
Clear Channel Communications Inc
Tranche B
due 01/29/16 µ	2,000,000	1,942,750
3.819% due 01/29/16 §	7,071,775	6,869,345
Tranche D
due 01/30/19 µ	2,500,000	2,393,750
6.919% due 01/30/19 §	1,686,491	1,614,815
Golden Nugget Inc
due 11/05/19 µ	2,100,000	2,135,438
5.500% due 11/05/19 §	3,150,000	3,203,156
Great Wolf Resorts Inc Term B 4.500% due 08/06/20 §	4,726,250	4,753,818
Hilton Worldwide Inc 3.750% due 10/25/20 §	10,263,158	10,357,240
Hudson’s Bay Co
(2nd Lien)
8.250% due 11/04/21 §
Term B	5,500,000	5,594,342
4.750% due 11/04/20 §	500,000	518,125
Jo-Ann Stores Inc Term B 4.000% due 03/16/18 §	2,992,462	3,006,452
Leslie’s Poolmart Inc Tranche B 4.250% due 10/16/19 §	8,967,253	9,023,299
Mitchell International Inc
4.500% due 10/12/20 §	2,250,000	2,267,813
(2nd Lien)
8.500% due 10/11/21 §	4,750,000	4,826,000
NPC International Inc
due 12/28/18 µ	676,667	684,279
4.000% due 12/28/18 §	1,000,000	1,011,250
Oceania Cruises Inc Term B 6.750% due 07/02/20 §	12,219,375	12,349,206
Pacific Industrial Services Finco Property Ltd Term B 5.000% due 09/24/18 §	3,192,000	3,244,869
Playa Resorts Holding BV (Netherlands) 4.750% due 08/09/19 §	6,733,125	6,834,122
RE/MAX LLC 4.000% due 07/31/20 §	6,716,250	6,735,143
Scientific Games International Inc 4.250% due 10/18/20 §	4,500,000	4,513,595
Seven Seas Cruise S. DE R.L. Term B-1 4.750% due 12/21/18 §	6,987,500	7,083,578
Spin Holdco Inc
due 10/31/20 µ	4,000,000	4,022,500
Term B
4.250% due 11/14/19 §	3,491,250	3,513,943
The Neiman Marcus Group Inc 5.000% due 10/25/20 §	15,500,000	15,717,279
The Servicemaster Co
Tranche B
4.420% due 01/31/17 §	2,481,108	2,460,949
Tranche C
4.250% due 01/31/17 §	4,952,481	4,899,074
Tribune Co due 11/20/20 µ	11,600,000	11,564,956
Tropicana Entertainment (1st Lien) 4.000% due 11/18/20 §	1,246,875	1,247,810
Valleycrest Cos LLC 5.500% due 06/13/19 §	1,990,000	1,994,354

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL FLOATING RATE INCOME FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

	Principal Amount	Value
Yonkers Racing Corp
(1st Lien)
4.250% due 08/20/19 §	$4,000,000	$3,962,400
(2nd Lien)
8.750% due 08/20/20 §	500,000	504,675

		219,963,947

Consumer Staples - 9.8%

Albertson’s LLC
Term B
due 03/21/19 § µ	2,000,000	2,010,000
Term B-2
4.750% due 03/21/19 §	5,455,917	5,496,803
Arysta LifeScience Corp (2nd Lien) 8.250% due 11/30/20 §	500,000	509,213
Arysta LifeScience SPC LLC (1st Lien) 4.500% due 05/29/20 §	6,716,250	6,768,019
BJ’s Wholesale Club Inc
(1st Lien)
4.500% due 09/26/19 §	1,985,022	1,999,733
(2nd Lien)
8.500% due 03/26/20 §	6,450,000	6,598,350
Crossmark Holdings Inc (2nd Lien) 8.750% due 12/21/20 §	2,000,000	1,992,500
HJ Heinz Co Term B-2 3.500% due 06/05/20 §	4,477,500	4,517,421
Performance Food Group Inc 6.250% due 11/14/19 §	4,975,000	5,014,387
Reddy Ice Corp Term B (1st Lien) 6.751% due 05/01/19 §	7,677,861	7,673,062
Reynolds Group Holdings Inc
due 12/01/18 µ	5,470,000	5,524,700
4.000% due 12/01/18 §	742,500	749,925
Rite Aid Corp
Tranche 1 (2nd Lien)
5.750% due 08/21/20 §	3,785,930	3,897,142
Tranche 2
4.875% due 06/21/21 §	5,750,000	5,848,227
Smart & Final Inc (1st Lien)
due 11/15/19 µ	4,000,000	4,003,500
4.750% due 11/15/19 §	3,724,330	3,727,588
Spectrum Brands Inc Tranche C 3.500% due 09/04/19 §	2,686,996	2,699,861
Sprouts Farmers Markets Holdings LLC 4.000% due 04/23/20 §	6,629,731	6,654,592
Supervalu Inc 5.000% due 03/21/19 §	5,153,682	5,212,733
US Foods Inc 4.500% due 03/31/19 §	6,965,000	7,028,409

		87,926,165

Energy - 7.9%

Atlas Energy 6.500% due 07/31/19 §	3,990,000	4,099,725
Chesapeake Energy Corp 5.750% due 12/02/17 §	7,000,000	7,157,500
Crestwood Holdings LLC Term B-1 7.000% due 06/19/19 §	6,436,374	6,629,465
Foresight Energy LLC 5.500% due 08/21/20 §	4,738,125	4,797,352
HGIM Corp Term B
due 06/18/20 µ	3,250,000	3,284,531
5.500% due 06/18/20	7,481,250	7,560,738
Moxie Patriot LLC Term B-1
due 12/19/20 µ	1,500,000	1,537,500
7.500% due 08/21/20 §	2,250,000	2,300,625
Murray Energy Corp 5.250% due 12/05/19 §	3,500,000	3,537,916
Pacific Drilling SA 4.500% due 06/03/18 §	6,467,500	6,545,647

	Principal Amount	Value
Peabody Energy 4.250% due 09/24/20 §	$ 6,234,375	$ 6,288,371
Samson Investment Co
Tranche 1 (2nd Lien)
due 09/25/18 µ	3,000,000	3,015,939
5.000% due 09/25/18 §	11,000,000	11,055,000
Templar Energy LLC (2nd Lien) 8.000% due 11/25/20 §	3,500,000	3,519,688

		71,329,997

Financials - 7.4%

Amwins Group (1st Lien) 5.000% due 09/06/19 §	9,943,595	10,008,228
Capital Automotive LP
(2nd Lien)
6.000% due 04/30/20 §	1,000,000	1,035,000
Tranche B-1
4.000% due 04/10/19 §	6,452,973	6,510,443
Duff & Phelps Corp 4.500% due 04/23/20 §	5,979,985	5,984,967
First Data Corp Term B 4.164% due 03/23/18 §	1,000,000	1,002,438
Grosvenor Capital Management Holdings LLC due 11/30/20 µ	4,500,000	4,505,625
HUB International Limited Term B 4.750% due 10/02/20 §	13,965,000	14,177,380
ION Trading Technologies SARL
(1st Lien)
4.500% due 05/22/20 §	1,990,000	2,008,035
(2nd Lien)
8.250% due 05/22/21 §	1,000,000	1,015,625
Realogy Corp
4.418% due 10/10/16 §	44,983	44,983
Term B
4.500% due 02/12/20 §	7,443,750	7,530,983
ROC Finance LLC Term B 5.000% due 06/20/19 §	4,488,750	4,301,717
SAM Finance Lux SARL 4.250% due 12/17/20 §	4,750,000	4,769,793
Stockbridge/SBE Holdings LLC Tranche B 13.000% due 05/02/17 §	3,333,333	3,683,333

		66,578,550

Health Care - 4.5%

Aptalis Pharma Inc Term B 6.000% due 10/02/20 §	1,496,250	1,524,305
Iasis Healthcare LLC Term B-2 4.500% due 05/03/18 §	5,369,794	5,414,095
Par Pharmaceutical Cos Inc Term B-1 4.250% due 09/30/19 §	5,944,969	5,986,583
Quintiles Transnational Corp Term B-3 3.750% due 06/08/18 §	8,320,405	8,327,269
RCHP Inc (1st Lien) 7.000% due 11/04/18 §	1,980,038	1,945,387
Salix Pharmaceuticals Ltd due 12/17/19 µ	5,450,000	5,509,040
Valeant Pharmaceuticals International Inc Series E Tranche B 4.500% due 08/05/20 §	11,927,450	12,020,639

		40,727,318

Industrials - 21.1%

Accudyne Industries LLC 4.000% due 12/13/19 §	4,880,261	4,890,173
Air Distribution Technologies Inc (1st Lien) 4.250% due 11/09/18 §	7,350,958	7,393,836
AlixPartners LLP
(1st Lien)
5.000% due 07/10/20 §	4,677,072	4,713,319
(2nd Lien)
9.000% due 07/10/21 §	5,800,000	5,940,169

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL FLOATING RATE INCOME FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

	Principal Amount	Value
Allflex Holdings III Inc
(1st Lien)
4.250% due 07/17/20 §	$ 6,733,125	$ 6,773,106
(2nd Lien)
8.000% due 07/19/21 §	4,155,000	4,221,222
Alpha Topco Ltd (Facility B) 4.500% due 04/30/19 §	13,058,541	13,204,287
American Airlines Inc Term B 3.750% due 06/27/19 §	5,970,000	6,029,700
due 06/27/19 µ	500,000	504,532
American Builders & Contractors Supply Co Inc Term B 3.500% due 04/15/20 §	3,341,625	3,352,850
Apex Tool Group LLC 4.500% due 01/31/20 §	5,706,875	5,747,183
Beechcraft Holdings LLC 5.750% due 02/14/20 §	2,500,000	2,529,168
Bombardier Recreational Products Inc Term B 4.000% due 01/30/19 §	8,000,000	8,038,336
CAMP Systems
(1st Lien)
due 05/31/19 µ	5,000,000	5,040,625
(2nd Lien)
8.250% due 11/29/19 §	500,000	511,250
Ceridian Corp 4.415% due 05/09/17 §	7,500,000	7,543,747
Consolidated Precision Term B-1 (2nd Lien) 8.750% due 04/30/21 §	1,000,000	1,018,750
CPG International Inc 4.750% due 09/30/20 §	4,738,125	4,767,738
Garda World Security Corp Term B 4.000% due 10/18/20 §	2,388,889	2,399,713
Husky Injection Molding Systems Ltd
due 10/30/20 µ	750,000	756,269
Term B
4.250% due 06/30/18 §	3,000,000	3,025,077
Landmark Aviation FBO Canada due 10/25/19 µ	694,257	700,115
LM US Member LLC
4.750% due 10/25/19 §	10,290,743	10,377,576
(1st Lien)	116,016	116,991
due 10/02/19 µ
4.750% due 10/02/19 §	1,368,990	1,380,541
Maxim Crane Works LP (2nd Lien) 10.250% due 11/26/18 §	4,750,000	4,779,688
McJunkin Red Man Corp due 11/08/19 µ	1,350,000	1,368,985
MRC Global 5.000% due 11/08/19 §	8,478,750	8,597,987
Osmose Holdings Inc 4.750% due 11/26/18 §	2,230,023	2,243,961
Rexnord LLC Term B 4.000% due 08/21/20 §	8,977,500	9,009,262
Roofing Supply Group LLC 5.000% due 05/31/19 §	2,977,424	2,992,311
Sequa Corp 5.250% due 06/19/17 §	990,000	969,581
SRS Distribution Inc 4.750% due 09/01/19 §	4,479,994	4,500,522
The SI Organization Inc Tranche B 5.500% due 11/22/16 §	2,481,250	2,444,031
TNT Crane and Rigging Inc
(1st Lien)
due 11/30/18 µ	3,300,000	3,285,563
(2nd Lien)
10.000% due 11/26/21 §	2,000,000	1,930,000
Tomkins PLC (2nd Lien) 9.250% due 05/11/20 §	3,570,000	3,645,863
Transdigm Inc Term C 3.750% due 02/28/20 §	11,442,211	11,487,499

	Principal Amount	Value
US Infrastructure (1st Lien) 4.750% due 07/10/20 §	$ 2,977,519	$ 2,997,370
USI Inc
due 12/12/20 µ	2,522,625	2,534,451
Term B
4.250% due 12/31/19 §	9,781,032	9,836,050
WESCO Distribution Inc Tranche B-1 3.750% due 12/12/19 §	2,431,349	2,448,065
WP CPP Holdings LLC (1st Lien) 4.750% due 12/28/19 §	1,246,851	1,257,761
WTG Holdings III Corp
(1st Lien)
due 12/10/21 µ	3,000,000	3,020,001
(2nd Lien)
due 12/10/21 µ	250,000	253,750

		190,578,974

Information Technology - 4.7%

BMC Software Finance Inc 5.000% due 09/10/20 §	7,250,000	7,298,017
Excelitas Technologies Corp Term B 6.000% due 11/02/20 §	5,082,640	5,133,467
Freescale Semiconductor Inc Tranche B-5 5.000% due 01/15/21 §	1,795,500	1,818,872
Infor (US) Inc Tranche B-2 5.250% due 04/05/18 §	11,856,151	11,868,505
Kronos Inc (1st Lien)	2,317,388	2,339,596
due 10/30/19 µ
4.500% due 10/30/19 §	1,240,625	1,252,514
Moneygram International Inc 4.250% due 03/27/20 §	4,466,250	4,515,071
RP Crown Parent LLC (1st Lien) 6.000% due 12/21/18 §	4,742,600	4,778,170
STG-Fairway Acquisitions Inc (1st Lien) 6.250% due 02/28/19 §	2,982,493	2,986,221

		41,990,433

Materials - 7.9%

Berry Plastics Corp
due 02/28/20 µ	2,500,000	2,501,785
Term D
3.500% due 02/08/20 §	3,891,166	3,880,224
Chromaflo Technologies Corp Term B
(1st Lien)
4.500% due 12/02/19 §	2,250,000	2,258,438
(2nd Lien)
8.250% due 06/02/20 §	1,500,000	1,515,000
Crosby US Acquisition Corp
(1st Lien)
4.000% due 11/23/20 §	4,500,000	4,518,752
(2nd Lien)
7.000% due 11/22/21 §	4,000,000	4,072,500
Exopack Holding Corp Term B 5.250% due 04/30/19 §	2,750,000	2,803,281
FMG Resources Property Ltd (Australia) 4.250% due 06/30/19 §	17,397,443	17,662,024
Quikrete Holdings Inc
(1st Lien)
4.000% due 09/28/20 §	5,486,250	5,522,229
(2nd Lien)
7.000% due 03/26/21 §	4,250,000	4,361,563
Ranpak Corp
(1st Lien)
4.500% due 04/23/19 §	1,435,839	1,448,402
(2nd Lien)
8.500% due 04/23/20 §	750,000	772,500
Royal Adhesives and Sealants LLC (1st Lien)
5.500% due 07/26/18 §	5,207,130	5,262,456

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL FLOATING RATE INCOME FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

	Principal Amount	Value
Tronox Inc Term B (Netherlands) 4.500% due 03/19/20 §	$ 4,975,000	$ 5,046,516
Univar Inc Term B
due 06/30/17 µ	2,000,000	1,983,126
5.000% due 06/30/17 §	7,948,960	7,881,895

		71,490,691

Telecommunication Services - 6.3%

Avaya Inc Term B-5 due 03/31/18 µ	8,000,000	8,115,000
Cricket Communications Inc
4.750% due 10/01/19 §	3,469,962	3,485,865
Term C
4.750% due 03/08/20 §	7,711,250	7,738,787
Integra Telecom Holdings Inc 5.250% due 02/22/19 §	1,985,000	2,013,286
Intelsat Jackson Holdings SA Term B-2 3.750% due 06/30/19 §	8,005,406	8,085,460
Level 3 Financing Inc
Tranche B
4.000% due 01/15/20 §	11,300,000	11,396,050
Tranche B-III
4.000% due 08/01/19 §	2,500,000	2,518,437
WaveDivision Holdings LLC 4.000% due 10/12/19 §	7,615,441	7,647,106
Zayo Group LLC
4.000% due 07/02/19 §	1,169,162	1,171,172
4.000% due 11/20/20 §	2,989,456	2,995,863
Term B
due 06/30/19 µ	1,700,000	1,702,922

		56,869,948

Utilities - 1.8%

Dynegy Inc Tranche B-2 4.000% due 04/23/20 §	4,190,481	4,221,038
La Frontera 4.500% due 09/30/20 §	3,269,457	3,309,305

	Principal Amount	Value
Panda Temple Power II LLC 7.250% due 04/03/19 §	$1,000,000	$1,030,000
Power Borrower LLC
(1st Lien)
3.685% due 05/06/20 §	265,839	263,513
4.250% due 05/06/20 §	4,864,444	4,824,313
(2nd Lien)
8.250% due 11/06/20 §	1,500,000	1,479,375
Raven Power Finance LLC due 12/19/20 µ	1,500,000	1,503,750

		16,631,294

Total Senior Loan Notes (Cost $858,259,621)		864,087,317

	Shares
SHORT-TERM INVESTMENT - 7.0%

Money Market Fund - 7.0%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	63,052,616	63,052,616

Total Short-Term Investment (Cost $63,052,616)		63,052,616

TOTAL INVESTMENTS - 105.2% (Cost $942,932,994)		949,034,558

OTHER ASSETS & LIABILITIES, NET - (5.2%)		(46,694,006)

NET ASSETS - 100.0%		$902,340,552

Notes to Schedule of Investments

(a)	Pursuant to the terms of the following senior loan agreements, the fund had unfunded loan commitments of $3,534,760 or 0.4% of net assets as of December 31, 2013, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
Excelitas Technology Corp	$309,000	$315,242	$6,242
Garda Security Group	608,056	613,880	5,824
Golden Nugget	2,272,313	2,273,175	862
Power Buyer LLC	345,391	342,251	(3,140)

	$3,534,760	$3,544,548	$9,788

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL FLOATING RATE INCOME FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of December 31, 2013:

		Total Value at December 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$21,894,625	$—	$18,939,625	$2,955,000
	Senior Loan Notes	864,087,317	—	864,087,317	—
	Short-Term Investment	63,052,616	63,052,616	—	—
	Unfunded Loan Commitments	12,928	—	12,928	—

	Total Assets	949,047,486	63,052,616	883,039,870	2,955,000

Liabilities	Unfunded Loan Commitment	(3,140)	—	(3,140)	—

	Total Liabilities	(3,140)	—	(3,140)	—

	Total	$949,044,346	$63,052,616	$883,036,730	$2,955,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL LIMITED DURATION HIGH INCOME FUND

Schedule of Investments

December 31, 2013 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 47.1%

Consumer Discretionary - 10.7%

American Axle & Manufacturing Inc 5.125% due 02/15/19	$150,000	$154,875
Beazer Homes USA Inc 9.125% due 06/15/18	200,000	215,000
Cablevision Systems Corp 8.625% due 09/15/17	150,000	175,125
Cequel Communications Holdings I LLC 6.375% due 09/15/20 ~	400,000	412,000
Clear Channel Communications Inc 5.500% due 12/15/16	200,000	177,000
Dana Holding Corp 6.500% due 02/15/19	150,000	160,125
Jo-Ann Stores Holdings Inc 9.750% PIK due 10/15/19 ~	200,000	210,250
Landry’s Inc 9.375% due 05/01/20 ~	150,000	164,250
MGM Resorts International 6.750% due 10/01/20	200,000	214,500
Michaels FinCo Holdings LLC 7.500% PIK due 08/01/18 ~	200,000	209,000
NCL Corp Ltd (Bermuda) 5.000% due 02/15/18	150,000	155,250
NPC International Inc 10.500% due 01/15/20	200,000	232,000
Six Flags Entertainment Corp 5.250% due 01/15/21 ~	150,000	147,000
Standard Pacific Corp 6.250% due 12/15/21	200,000	208,750
The Ryland Group Inc 6.625% due 05/01/20	150,000	159,375
Virgin Media Finance PLC (United Kingdom) 8.375% due 10/15/19	150,000	164,250

		3,158,750

Consumer Staples - 1.3%

Reynolds Group Issuer Inc 9.875% due 08/15/19	200,000	223,500
Spectrum Brands Inc 6.750% due 03/15/20	150,000	162,188

		385,688

Energy - 6.0%

Chaparral Energy Inc 8.250% due 09/01/21	150,000	163,500
Chesapeake Energy Corp 6.625% due 08/15/20	150,000	168,375
EP Energy LLC 6.875% due 05/01/19	150,000	162,188
Peabody Energy Corp 6.000% due 11/15/18	150,000	160,500
Regency Energy Partners LP 6.500% due 07/15/21	150,000	159,750
Samson Investment Co 10.500% due 02/15/20 ~	150,000	164,250
SandRidge Energy Inc 7.500% due 03/15/21	150,000	157,875
Seadrill Ltd (Bermuda) 5.625% due 09/15/17 ~	200,000	208,000
Tervita Corp (Canada) 8.000% due 11/15/18 ~	250,000	259,375
Whiting Petroleum Corp 5.000% due 03/15/19	150,000	154,125

		1,757,938

	Principal Amount	Value
Financials - 4.1%

Ally Financial Inc 4.750% due 09/10/18	$150,000	$157,500
E*TRADE Financial Corp 6.375% due 11/15/19	200,000	215,750
First Data Corp 6.750% due 11/01/20 ~	150,000	156,750
Igloo Holdings Corp 8.250% PIK due 12/15/17 ~	200,000	204,000
Jefferies Finance LLC 7.375% due 04/01/20 ~	200,000	209,000
MPH Intermediate Holding Co 2 8.375% PIK due 08/01/18 ~	250,000	260,938

		1,203,938

Health Care - 3.7%

Biomet Inc 6.500% due 08/01/20	150,000	158,250
CHS/Community Health Systems Inc 7.125% due 07/15/20	250,000	259,688
DaVita Health Care Partners Inc 5.750% due 08/15/22	150,000	152,625
DJO Finance LLC 7.750% due 04/15/18	150,000	153,375
HCA Holdings Inc 6.250% due 02/15/21	150,000	157,313
Tenet Healthcare Corp 8.000% due 08/01/20	200,000	217,750

		1,099,001

Industrials - 6.9%

Ahern Rentals Inc 9.500% due 06/15/18 ~	150,000	163,125
Air Lease Corp 4.750% due 03/01/20	200,000	208,750
Avis Budget Car Rental LLC 4.875% due 11/15/17	160,000	168,800
HD Supply Inc 11.500% due 07/15/20	300,000	358,875
International Lease Finance Corp 6.250% due 05/15/19	150,000	163,125
Roofing Supply Group LLC 10.000% due 06/01/20 ~	150,000	169,500
The Hertz Corp 5.875% due 10/15/20	300,000	312,375
TransDigm Inc 7.750% due 12/15/18	150,000	161,625
United Airlines Pass-Through Trust ‘B’ 5.375% due 02/15/23	150,000	151,875
United Rentals North America Inc 7.375% due 05/15/20	150,000	167,063

		2,025,113

Information Technology - 2.1%

Blackboard Inc 7.750% due 11/15/19 ~	200,000	199,500
BMC Software Inc 7.250% due 06/01/18	100,000	101,500
CDW LLC 8.500% due 04/01/19	150,000	166,500
NXP BV (Netherlands) 3.750% due 06/01/18 ~	150,000	151,875

		619,375

Materials - 5.8%

Alphabet Holding Co Inc 7.750% PIK due 11/01/17	200,000	206,625
ArcelorMittal (Luxembourg) 10.350% due 06/01/19	150,000	190,500

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL LIMITED DURATION HIGH INCOME FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

	Principal Amount	Value
Ardagh Packaging Finance PLC (Ireland) 9.125% due 10/15/20 ~	$200,000	$220,000
BOE Intermediate Holding Corp 9.000% PIK due 11/01/17 ~	231,825	242,837
FMG Resources Property Ltd (Australia) 6.000% due 04/01/17 ~	200,000	213,500
Hexion U.S. Finance Corp 6.625% due 04/15/20	150,000	154,500
Novelis Inc (Canada) 8.750% due 12/15/20	250,000	279,375
Tronox Finance LLC 6.375% due 08/15/20	200,000	205,000

		1,712,337

Telecommunication Services - 4.6%

CenturyLink Inc 5.625% due 04/01/20	150,000	153,375
Hughes Satellite Systems Corp 7.625% due 06/15/21	150,000	168,000
Intelsat Luxembourg SA (Luxembourg) 7.750% due 06/01/21 ~	200,000	215,250
Level 3 Financing Inc 7.000% due 06/01/20	150,000	159,750
MetroPCS Wireless Inc 6.250% due 04/01/21 ~	150,000	156,188
Sprint Communications Inc 9.000% due 11/15/18 ~	150,000	181,125
T-Mobile USA Inc 6.464% due 04/28/19	150,000	159,750
Telesat LLC (Canada) 6.000% due 05/15/17 ~	150,000	156,563

		1,350,001

Utilities - 1.9%

AES Corp 7.375% due 07/01/21	150,000	169,875
GenOn Energy Inc 9.875% due 10/15/20	150,000	167,250
NRG Energy Inc 7.625% due 01/15/18	200,000	229,000

		566,125

Total Corporate Bonds & Notes (Cost $13,656,967)		13,878,266

SENIOR LOAN NOTES - 48.8%

Consumer Discretionary - 15.5%

Boyd Gaming Corp Term B 4.000% due 08/14/20 §	249,375	251,037
Brickman Group Holdings (2nd Lien) due 12/17/21 µ	300,000	307,406
Caesars Resort Properties LLC Term B 7.000% due 10/11/20 §	250,000	249,062
Caesars Entertainment Operating Co Inc Term B-6 5.488% due 01/28/18 §	250,000	239,198
Clear Channel Communications Inc Tranche B 3.819% due 01/29/16 §	250,000	242,844
Hilton Worldwide Inc 3.500% due 10/25/20 §	236,842	239,013
Mitchell International Inc 4.500% due 10/12/20 §	250,000	251,979
Oceania Cruises Inc Term B 6.750% due 07/02/20 §	249,375	252,025
Pacific Industrial Services Finco Property Ltd Term B 5.000% due 09/24/18 §	299,250	304,206
Pinnacle Entertainment Inc Tranche B-2 3.750% due 08/13/20 §	248,750	250,305

	Principal Amount	Value
Playa Resorts Holdings BV 4.750% due 08/09/19 §	$249,375	$253,116
RE/MAX LLC 4.000% due 07/31/20 §	248,750	249,450
The Neiman Marcus Group Inc due 10/25/20 µ	500,000	507,009
The Servicemaster Co Tranche B 4.420% due 01/31/17 §	248,737	246,716
Tribune Co due 11/20/20 µ	250,000	249,245
Tropicana Entertainment (1st Lien) 4.000% due 12/27/20 §	249,375	249,562
Yonkers Racing Corp (1st Lien) 4.250% due 08/20/19 §	250,000	247,650

		4,589,823

Consumer Staples - 5.9%

Albertson’s LLC Term B-2 4.750% due 03/21/19 §	249,373	251,242
BJ’s Wholesale Club Inc (2nd Lien) 8.500% due 03/26/20 §	250,000	255,750
Performance Food Group Inc 6.250% due 11/14/19 §	248,750	250,719
Reddy Ice Corp Term B (1st Lien) 6.751% due 05/01/19 §	248,747	248,591
Rite Aid Corp Tranche 2 4.875% due 06/21/21 §	250,000	254,271
Sprouts Farmers Markets Holdings LLC 4.000% due 04/23/20 §	219,792	220,616
US Foods Inc 4.500% due 03/31/19 §	248,750	251,015

		1,732,204

Energy - 4.3%

Atlas Energy 6.500% due 07/31/19 §	249,375	256,233
Crestwood Holdings LLC Term B-1 7.000% due 06/19/19 §	245,997	253,377
HGIM Corp Term B 5.500% due 06/18/20 §	249,375	252,025
Pacific Drilling SA 4.500% due 06/03/18 §	248,750	251,756
Samson Investment Co Tranche 1 (2nd Lien) due 09/25/18 µ	250,000	251,250

		1,264,641

Financials - 4.3%

Amwins Group (1st Lien) 5.000% due 09/06/19 §	248,868	250,486
First Data Corp 4.164% due 03/24/17 §	200,000	200,641
HUB International Ltd Term B 4.750% due 10/02/20 §	249,375	253,167
SAM Finance Lux SARL 4.250% due 12/17/20 §	250,000	251,042
USI Inc due 12/27/19 µ	300,000	301,406

		1,256,742

Health Care - 2.7%

Biomet Inc Term B-2 3.670% due 07/25/17 §	248,750	251,042
Quintiles Transnational Corp Term B-3 3.750% due 06/08/18 §	250,000	250,417
Valeant Pharmaceuticals International Inc Series E Tranche B 4.500% due 08/05/20 §	299,246	301,584

		803,043

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL LIMITED DURATION HIGH INCOME FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

	Principal Amount	Value
Industrials - 7.6%

Accudyne Industries LLC 4.000% due 12/13/19 §	$244,994	$245,491
AlixPartners LLP
5.000% due 07/10/20 §	246,875	248,788
9.000% due 07/10/21 §	200,000	204,833
Alpha Topco Ltd Facility B 4.500% due 04/30/19 §	248,747	251,523
Bombardier Recreational Products Inc Term B 4.000% due 01/30/19 §	250,000	251,198
Ceridian Corp 4.415% due 05/09/17 §	250,000	251,458
CPG International Inc 4.750% due 09/30/20 §	249,375	250,934
North American Lifting (1st Lien) due 11/30/18 µ	300,000	298,687
Rexnord LLC/RBS Global Inc Term B 4.000% due 08/21/20 §	249,375	250,257

		2,253,169

Information Technology - 3.2%

BMC Software Finance Inc 5.000% due 09/10/20 §	250,000	251,656
CCC Holdings Inc 4.000% due 12/20/19 §	248,744	249,314
Freescale Semiconductor Inc Tranche B5 5.000% due 01/15/21 §	199,500	202,097
Infor (US) Inc Tranche B-3 3.750% due 06/03/20 §	246,556	246,216

		949,283

Materials - 2.6%

Berry Plastics Corp Term D 3.500% due 02/08/20 §	248,747	248,047
Quikrete Holdings Inc
(1st Lien)
4.000% due 09/28/20 §	249,375	251,010
(2nd Lien)
7.000% due 03/26/21 §	250,000	256,562

		755,619

	Principal Amount	Value
Telecommunication Services - 1.9%

Cricket Communications Inc Term C 4.750% due 03/08/20 §	$248,750	$249,638
Zayo Group LLC due 07/02/19 µ	300,000	300,516

		550,154

Utilities - 0.8%

Dynegy Inc Tranche B-2 4.000% due 04/23/20 §	248,750	250,564

Total Senior Loan Notes (Cost $14,310,053)		14,405,242

	Shares
SHORT-TERM INVESTMENT - 6.6%

Money Market Fund - 6.6%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	1,943,983	1,943,983

Total Short-Term Investment (Cost $1,943,983)		1,943,983

TOTAL INVESTMENTS - 102.5% (Cost $29,911,003)		30,227,491

OTHER ASSETS & LIABILITIES, NET - (2.5%)		(745,933)

NET ASSETS - 100.0%		$29,481,558

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of December 31, 2013:

		Total Value at December 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$13,878,266	$—	$13,726,391	$151,875
	Senior Loan Notes	14,405,242	—	14,405,242	—
	Short-Term Investment	1,943,983	1,943,983	—	—

	Total	$30,227,491	$1,943,983	$28,131,633	$151,875

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL HIGH INCOME FUND

Schedule of Investments

December 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 2.5%

Consumer Discretionary - 0.8%

Cedar Fair LP	370	$18,345
Ford Motor Co	950	14,659
L Brands Inc	400	24,740
Las Vegas Sands Corp	460	36,280
Lennar Corp ‘A’	460	18,198
MGM Resorts International *	1,030	24,226
Standard Pacific Corp *	1,940	17,557

		154,005

Energy - 0.1%

Concho Resources Inc *	190	20,520

Health Care - 0.1%

HCA Holdings Inc *	450	21,470

Industrials - 0.4%

Ply Gem Holdings Inc *	830	14,965
The ADT Corp	645	26,103
United Rentals Inc *	500	38,975

		80,043

Information Technology - 0.5%

CommScope Holding Co Inc *	5,000	94,600

Materials - 0.3%

Freeport-McMoRan Copper & Gold Inc	870	32,834
Louisiana-Pacific Corp *	1,050	19,436

		52,270

Telecommunication Services - 0.2%

Crown Castle International Corp *	330	24,232
Intelsat SA (Luxembourg) *	570	12,848

		37,080

Utilities - 0.1%

NRG Energy Inc	650	18,668

Total Common Stocks (Cost $394,679)		478,656

EXCHANGE-TRADED FUND - 3.8%

PowerShares Senior Loan Portfolio	29,000	721,520

Total Exchange-Traded Fund (Cost $722,444)		721,520

	Principal Amount

CORPORATE BONDS & NOTES - 88.1%

Consumer Discretionary - 19.1%

99 Cents Only Stores 11.000% due 12/15/19	$100,000	114,000
American Axle & Manufacturing Inc 5.125% due 02/15/19	75,000	77,437
Beazer Homes USA Inc
7.250% due 02/01/23	100,000	100,500
7.500% due 09/15/21 ~	100,000	104,000
9.125% due 06/15/18	75,000	80,625
9.125% due 05/15/19	25,000	26,875

	Principal Amount	Value
Boyd Gaming Corp 9.000% due 07/01/20	$100,000	$110,000
Cablevision Systems Corp 8.625% due 09/15/17	150,000	175,125
Caesars Entertainment Operating Co Inc
9.000% due 02/15/20	100,000	97,750
10.000% due 12/15/18	25,000	12,125
11.250% due 06/01/17	50,000	51,000
Caesars Entertainment Resort Properties LLC
8.000% due 10/01/20 ~	50,000	52,250
11.000% due 10/01/21 ~	100,000	103,000
CCO Holdings LLC 5.750% due 09/01/23 ~	150,000	142,875
Cedar Fair LP 5.250% due 03/15/21	125,000	124,062
Cequel Communications Holdings I LLC
5.125% due 12/15/21 ~	50,000	47,125
6.375% due 09/15/20 ~	100,000	103,000
Clear Channel Communications Inc
5.500% due 12/15/16	100,000	88,500
11.250% due 03/01/21	50,000	54,000
Clear Channel Worldwide Holdings Inc
6.500% due 11/15/22	73,000	74,916
7.625% due 03/15/20	50,000	52,812
Dana Holding Corp
6.500% due 02/15/19	50,000	53,375
6.750% due 02/15/21	100,000	108,000
DISH DBS Corp 5.125% due 05/01/20	50,000	50,250
Hilton Worldwide Finance LLC 5.625% due 10/15/21 ~	100,000	103,938
Jo-Ann Stores Holdings Inc 9.750% PIK due 10/15/19 ~	75,000	78,844
Jo-Ann Stores Inc 8.125% due 03/15/19 ~	125,000	131,406
Landry’s Holdings II Inc 10.250% due 01/01/18 ~	50,000	53,312
Landry’s Inc 9.375% due 05/01/20 ~	50,000	54,750
MGM Resorts International 6.750% due 10/01/20	100,000	107,250
Michaels FinCo Holdings LLC 7.500% PIK due 08/01/18 ~	100,000	104,500
Michaels Stores Inc 5.875% due 12/15/20 ~	25,000	25,187
Neiman Marcus Group LTD Inc
8.000% due 10/15/21 ~	25,000	26,250
8.750% PIK due 10/15/21 ~	75,000	78,938
NPC International Inc 10.500% due 01/15/20	100,000	116,000
Penn National Gaming Inc 5.875% due 11/01/21 ~	50,000	49,500
Petco Holdings Inc 8.500% PIK due 10/15/17 ~	75,000	76,875
Pinnacle Entertainment Inc 7.750% due 04/01/22	50,000	54,750
PNK Finance Corp 6.375% due 08/01/21 ~	50,000	51,375
ServiceMaster Co 8.000% due 02/15/20	50,000	51,250
Sinclair Television Group Inc
5.375% due 04/01/21	50,000	49,500
6.375% due 11/01/21 ~	50,000	52,000
Six Flags Entertainment Corp 5.250% due 01/15/21 ~	75,000	73,500
Standard Pacific Corp 6.250% due 12/15/21	150,000	156,563

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL HIGH INCOME FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

	Principal Amount	Value
The Ryland Group Inc 5.375% due 10/01/22	$100,000	$95,500
Wolverine World Wide Inc 6.125% due 10/15/20	75,000	80,625

		3,675,415

Consumer Staples - 4.3%

Beverages & More Inc 10.000% due 11/15/18 ~	75,000	75,844
Del Monte Corp 7.625% due 02/15/19	50,000	52,062
JBS USA LLC
7.250% due 06/01/21 ~	50,000	52,250
8.250% due 02/01/20 ~	50,000	54,500
Reynolds Group Issuer Inc
9.000% due 04/15/19	200,000	215,500
9.875% due 08/15/19	75,000	83,812
Rite Aid Corp
6.750% due 06/15/21	50,000	52,688
9.250% due 03/15/20	50,000	57,625
Roundy’s Supermarkets Inc 10.250% due 12/15/20 ~	75,000	76,875
Sun Merger Sub Inc 5.875% due 08/01/21 ~	50,000	51,375
SUPERVALU Inc 6.750% due 06/01/21	50,000	49,625

		822,156

Energy - 14.3%

Alpha Natural Resources Inc 6.000% due 06/01/19	75,000	65,062
Arch Coal Inc
7.250% due 10/01/20	50,000	39,250
7.250% due 06/15/21	50,000	38,500
Atlas Pipeline Partners LP
5.875% due 08/01/23 ~	50,000	47,875
6.625% due 10/01/20	50,000	52,500
Basic Energy Services Inc 7.750% due 02/15/19	100,000	105,000
Berry Petroleum Co 6.750% due 11/01/20	50,000	52,125
Chaparral Energy Inc 8.250% due 09/01/21	50,000	54,500
Chesapeake Energy Corp
6.125% due 02/15/21	50,000	53,875
6.625% due 08/15/20	50,000	56,125
Cimarex Energy Co 5.875% due 05/01/22	50,000	53,250
Crestwood Midstream Partners LP 6.125% due 03/01/22 ~	125,000	128,750
EP Energy LLC 7.750% due 09/01/22	75,000	84,375
EV Energy Partners LP 8.000% due 04/15/19	75,000	75,750
Forum Energy Technologies Inc 6.250% due 10/01/21 ~	100,000	105,500
Halcon Resources Corp
8.875% due 05/15/21	100,000	101,500
9.750% due 07/15/20 ~	50,000	52,312
Hercules Offshore Inc 7.500% due 10/01/21 ~	100,000	106,500
Hiland Partners LP 7.250% due 10/01/20 ~	125,000	134,687
Hilcorp Energy I LP 7.625% due 04/15/21 ~	50,000	54,500
Kinder Morgan Inc 5.000% due 02/15/21 ~	100,000	98,879
Kodiak Oil & Gas Corp (Canada) 5.500% due 01/15/21	50,000	50,125
Linn Energy LLC 7.750% due 02/01/21	100,000	106,250

	Principal Amount	Value
MEG Energy Corp (Canada)
6.375% due 01/30/23 ~	$50,000	$50,563
6.500% due 03/15/21 ~	50,000	52,875
Pacific Drilling SA (Luxembourg) 5.375% due 06/01/20 ~	100,000	101,000
QEP Resources Inc
5.250% due 05/01/23	50,000	47,125
6.875% due 03/01/21	50,000	53,875
Regency Energy Partners LP 5.750% due 09/01/20	150,000	155,625
Sabine Pass Liquefaction LLC 5.625% due 02/01/21 ~	100,000	98,250
Samson Investment Co 10.500% due 02/15/20 ~	100,000	109,500
Sanchez Energy Corp 7.750% due 06/15/21 ~	75,000	77,063
SandRidge Energy Inc 7.500% due 03/15/21	100,000	105,250
SESI LLC 6.375% due 05/01/19	100,000	107,250
Tervita Corp (Canada)
8.000% due 11/15/18 ~	50,000	51,875
10.875% due 02/15/18 ~	25,000	25,531

		2,752,972

Financials - 7.1%

Ally Financial Inc 4.750% due 09/10/18	100,000	105,000
CIT Group Inc 5.250% due 03/15/18	75,000	80,719
DuPont Fabros Technology LP 5.875% due 09/15/21	100,000	103,750
E*TRADE Financial Corp 6.375% due 11/15/19	75,000	80,906
First Data Corp
6.750% due 11/01/20 ~	75,000	78,375
10.625% due 06/15/21 ~	50,000	54,438
12.625% due 01/15/21	125,000	147,344
Hockey Merger Sub 2 Inc 7.875% due 10/01/21 ~	100,000	103,250
Igloo Holdings Corp 8.250% PIK due 12/15/17 ~	50,000	51,000
MPH Intermediate Holding Co 2 8.375% PIK due 08/01/18 ~	50,000	52,187
Neuberger Berman Group LLC 5.875% due 03/15/22 ~	50,000	51,750
Nuveen Investments Inc
9.125% due 10/15/17 ~	25,000	25,125
9.500% due 10/15/20 ~	75,000	75,562
RHP Hotel Properties LP 5.000% due 04/15/21	100,000	99,250
ROC Finance LLC 12.125% due 09/01/18 ~	75,000	77,437
SLM Corp 4.875% due 06/17/19	75,000	74,782
The Howard Hughes Corp 6.875% due 10/01/21 ~	100,000	104,500

		1,365,375

Health Care - 7.8%

Aviv Healthcare Properties LP 6.000% due 10/15/21 ~	75,000	76,688
Biomet Inc
6.500% due 08/01/20	75,000	79,125
6.500% due 10/01/20	50,000	51,750
Capsugel SA (Luxembourg) 7.000% PIK due 05/15/19 ~	75,000	76,547
CHS/Community Health Systems Inc 8.000% due 11/15/19	50,000	54,500

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL HIGH INCOME FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

	Principal Amount	Value
DaVita Health Care Partners Inc 5.750% due 08/15/22	$75,000	$76,313
DJO Finance LLC 7.750% due 04/15/18	50,000	51,125
Endo Finance Co 5.750% due 01/15/22 ~	75,000	75,563
Fresenius Medical Care US Finance II Inc 5.875% due 01/31/22 ~	100,000	106,000
HCA Holdings Inc 6.250% due 02/15/21	150,000	157,312
HCA Inc 6.500% due 02/15/16	50,000	54,812
Jaguar Holding Co I 9.375% PIK due 10/15/17 ~	100,000	106,250
Par Pharmaceutical Cos Inc 7.375% due 10/15/20	50,000	51,937
Prospect Medical Holdings Inc 8.375% due 05/01/19 ~	75,000	80,812
Tenet Healthcare Corp
4.750% due 06/01/20	50,000	49,125
6.000% due 10/01/20 ~	50,000	52,281
8.000% due 08/01/20	100,000	108,875
8.125% due 04/01/22	50,000	54,000
Valeant Pharmaceuticals International 6.375% due 10/15/20 ~	125,000	132,344

		1,495,359

Industrials - 11.0%

ADS Waste Holdings Inc 8.250% due 10/01/20	75,000	81,750
Ahern Rentals Inc 9.500% due 06/15/18 ~	50,000	54,375
Air Canada Pass-Through Trust ‘B’ (Canada) 5.375% due 11/15/22 ~	100,000	97,750
Allegion US Holding Co Inc 5.750% due 10/01/21 ~	100,000	104,500
Avis Budget Car Rental LLC 8.250% due 01/15/19	100,000	109,500
BC Mountain LLC 7.000% due 02/01/21 ~	75,000	76,125
Bombardier Inc (Canada) 5.750% due 03/15/22 ~	75,000	74,813
British Airways Pass Through Trust ‘B’ (United Kingdom) 5.625% due 12/20/21 ~	50,000	52,250
CPG Merger Sub LLC 8.000% due 10/01/21 ~	50,000	52,250
HD Supply Inc
8.125% due 04/15/19	50,000	55,937
11.500% due 07/15/20	100,000	119,625
International Lease Finance Corp 6.250% due 05/15/19	150,000	163,125
Masco Corp 7.750% due 08/01/29	75,000	82,556
Nortek Inc 8.500% due 04/15/21	50,000	55,625
Roofing Supply Group LLC 10.000% due 06/01/20 ~	75,000	84,750
The ADT Corp 6.250% due 10/15/21 ~	150,000	157,688
The Hertz Corp 5.875% due 10/15/20	100,000	104,125
TMS International Corp 7.625% due 10/15/21 ~	75,000	80,250
TransDigm Inc 7.750% due 12/15/18	50,000	53,875
United Airlines Pass Through Trust ‘B’ 5.375% due 02/15/23	50,000	50,625
United Rentals North America Inc 8.375% due 09/15/20	200,000	224,000

	Principal Amount	Value
US Airways Pass Through Trust ‘B’ 5.375% due 05/15/23	$50,000	$49,250
USG Corp 5.875% due 11/01/21 ~	75,000	78,094
Virgin Australia Trust ‘B’ (Australia) 6.000% due 04/23/22 ~	50,000	51,375

		2,114,213

Information Technology - 2.4%

Advanced Micro Devices Inc 7.500% due 08/15/22	50,000	48,750
Blackboard Inc 7.750% due 11/15/19 ~	100,000	99,750
BMC Software Finance Inc 8.125% due 07/15/21 ~	50,000	51,750
BMC Software Inc 7.250% due 06/01/18	25,000	25,375
Equinix Inc
4.875% due 04/01/20	100,000	100,000
5.375% due 04/01/23	25,000	24,563
Freescale Semiconductor Inc
5.000% due 05/15/21 ~	50,000	48,750
8.050% due 02/01/20	50,000	54,000

		452,938

Materials - 11.9%

AK Steel Corp
8.375% due 04/01/22	50,000	50,500
8.750% due 12/01/18	25,000	28,062
Alphabet Holding Co Inc
7.750% PIK due 11/01/17 ~	50,000	51,656
7.750% PIK due 11/01/17	50,000	51,656
APERAM (Luxembourg) 7.750% due 04/01/18 ~	175,000	180,250
ArcelorMittal (Luxembourg)
6.000% due 03/01/21	200,000	213,000
7.250% due 03/01/41	50,000	48,000
Ardagh Packaging Finance PLC (Ireland)
7.000% due 11/15/20 ~	50,000	50,750
9.125% due 10/15/20 ~	175,000	192,000
Beverage Packaging Holdings Luxembourg II SA (Luxembourg) 6.000% due 06/15/17 ~	75,000	76,125
BOE Intermediate Holding Corp 9.000% PIK due 11/01/17 ~	102,275	107,133
BOE Merger Corp 9.500% PIK due 11/01/17 ~	50,000	53,375
FMG Resources Property Ltd (Australia)
6.000% due 04/01/17 ~	100,000	106,750
7.000% due 11/01/15 ~	25,000	25,984
8.250% due 11/01/19 ~	75,000	84,469
Hexion U.S. Finance Corp
6.625% due 04/15/20	50,000	51,500
9.000% due 11/15/20	100,000	100,250
Louisiana-Pacific Corp 7.500% due 06/01/20	50,000	55,875
Mustang Merger Corp 8.500% due 08/15/21 ~	50,000	54,250
New Gold Inc (Canada) 6.250% due 11/15/22 ~	100,000	97,250
Novelis Inc (Canada) 8.750% due 12/15/20	100,000	111,750
Sappi Papier Holding GmbH (Austria) 8.375% due 06/15/19 ~	75,000	82,594
Sealed Air Corp 8.375% due 09/15/21 ~	100,000	114,000
TPC Group Inc 8.750% due 12/15/20 ~	100,000	106,750

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL HIGH INCOME FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

	Principal Amount	Value
Tronox Finance LLC 6.375% due 08/15/20	$100,000	$102,500
Wise Metals Group LLC 8.750% due 12/15/18 ~	75,000	79,312

		2,275,741

Telecommunication Services - 7.7%

CenturyLink Inc 5.625% due 04/01/20	50,000	51,125
Crown Castle International Corp 5.250% due 01/15/23	50,000	49,250
Digicel Ltd (Bermuda) 7.000% due 02/15/20 ~	75,000	76,125
Hughes Satellite Systems Corp 7.625% due 06/15/21	100,000	112,000
Intelsat Jackson Holdings SA (Luxembourg) 6.625% due 12/15/22 ~	100,000	103,500
Intelsat Luxembourg SA (Luxembourg) 7.750% due 06/01/21 ~	250,000	269,063
Level 3 Financing Inc
6.125% due 01/15/21 ~	25,000	25,312
7.000% due 06/01/20	100,000	106,500
MetroPCS Wireless Inc 6.250% due 04/01/21 ~	50,000	52,062
Sprint Communications Inc
7.000% due 03/01/20 ~	125,000	140,000
9.000% due 11/15/18 ~	100,000	120,750
9.125% due 03/01/17	50,000	59,000
Sprint Corp
7.125% due 06/15/24 ~	25,000	25,438
7.250% due 09/15/21 ~	150,000	161,625
7.875% due 09/15/23 ~	25,000	26,938
T-Mobile USA Inc 6.633% due 04/28/21	100,000	105,875

		1,484,563

	Principal Amount	Value
Utilities - 2.5%

Calpine Corp
6.000% due 01/15/22 ~	$25,000	$25,750
7.500% due 02/15/21 ~	80,000	87,700
GenOn Energy Inc 9.875% due 10/15/20	50,000	55,750
NRG Energy Inc 7.625% due 01/15/18	225,000	257,625
Wind Acquisition Holdings Finance SA (Luxembourg) 12.250% PIK due 07/15/17 ~	53,062	56,113

		482,938

Total Corporate Bonds & Notes (Cost $16,399,390)		16,921,670

	Shares
SHORT-TERM INVESTMENT - 4.1%

Money Market Fund - 4.1%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	792,384	792,384

Total Short-Term Investment (Cost $792,384)		792,384

TOTAL INVESTMENTS - 98.5% (Cost $18,308,897)		18,914,230

OTHER ASSETS & LIABILITIES, NET - 1.5%		292,384

NET ASSETS - 100.0%		$19,206,614

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of December 31, 2013:

		Total Value at December 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$478,656	$478,656	$—	$—
	Exchange-Traded Fund	721,520	721,520
	Corporate Bonds & Notes	16,921,670	—	16,620,420	301,250
	Short-Term Investment	792,384	792,384	—	—

	Total	$18,914,230	$1,992,560	$16,620,420	$301,250

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) for the nine-month period ended December 31, 2013:

Corporate Bonds & Notes
Value, Beginning of Period	$161,508
Purchases	300,437
Sales (Includes Paydowns)	(154,988)
Accrued Discounts (Premiums)	(726)
Net Realized Gains	1,046
Change in Net Unrealized Depreciation	(6,027)
Transfers In	—
Transfers Out	—

Value, End of Period	$301,250

Change in Net Unrealized Appreciation on Level 3 Investments Held at the End of Period, if Applicable	$859

The significant unobservable inputs were provided by a vendor-priced single broker quote.

(1) For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL MONEY MARKET FUND

Schedule of Investments

December 31, 2013 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 99.2%

Commercial Paper - 79.9%

Bank of Nova Scotia NY
0.065% due 02/18/14	$900,000	$899,922
0.080% due 01/03/14	400,000	399,998
Exxon Mobil Corp 0.060% due 01/16/14	1,000,000	999,975
General Electric Capital Corp 0.070% due 01/02/14	1,000,000	999,998
Glaxosmithkline Finance PLC (United Kingdom) 0.080% due 01/08/14	1,100,000	1,099,983
Google Inc
0.050% due 01/07/14	500,000	499,996
0.070% due 02/13/14	900,000	899,925
Illinois Tool Works Inc 0.070% due 02/07/14	1,400,000	1,399,899
International Business Machines Corp 0.130% due 01/07/14	1,175,000	1,174,975
National Rural Utilities Cooperative Finance Corp 0.080% due 02/10/14	250,000	249,978
Nestle Capital Corp 0.060% due 01/06/14	1,000,000	999,992
NetJets Inc 0.030% due 01/06/14	1,400,000	1,399,994
Parker Hannifin Corp 0.080% due 01/24/14	1,400,000	1,399,928
PepsiCo Inc 0.040% due 01/21/14	800,000	799,982
Pfizer Inc 0.080% due 03/05/14	1,400,000	1,399,804
Philip Morris International Inc 0.070% due 01/17/14	1,100,000	1,099,966
Roche Holdings Inc 0.030% due 02/18/14	1,400,000	1,399,944
Royal Bank of Canada (Canada) 0.030% due 02/14/14	1,200,000	1,199,956
Siemens Capital Co LLC 0.080% due 01/30/14	900,000	899,942
The Coca-Cola Co
0.070% due 01/08/14	600,000	599,992
0.100% due 01/14/14	800,000	799,971
The Procter & Gamble Co
0.050% due 01/31/14	750,000	749,969
0.070% due 02/26/14	500,000	499,946
The Walt Disney Co 0.060% due 02/28/14	1,000,000	999,903
Toronto-Dominion Holdings USA Inc 0.090% due 01/03/14	600,000	599,997
Toyota Motor Credit Corp 0.090% due 01/15/14	1,400,000	1,399,951

		24,873,886

	Principal Amount	Value
U.S. Treasury Bills - 19.0%

0.011% due 01/30/14	$500,000	$499,996
0.015% due 01/02/14	600,000	600,000
0.015% due 02/20/14	1,000,000	999,979
0.019% due 02/06/14	1,000,000	999,981
0.025% due 01/16/14	1,400,000	1,399,985
0.033% due 01/09/14	400,000	399,997
0.040% due 01/02/14	1,000,000	999,999

		5,899,937

	Shares
Money Market Fund - 0.3%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	103,327	103,327

Total Short-Term Investments (Amortized Cost $30,877,150)		30,877,150

TOTAL INVESTMENTS - 99.2% (Amortized Cost $30,877,150)		30,877,150

OTHER ASSETS & LIABILITIES, NET - 0.8%		250,890

NET ASSETS - 100.0%		$31,128,040

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of December 31, 2013:

		Total Value at December 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Short-Term Investments	$30,877,150	$103,327	$30,773,823	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL EMERGING MARKETS DEBT FUND

Schedule of Investments

December 31, 2013 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 36.1%

Azerbaijan - 0.2%

State Oil Co of the Azerbaijan Republic 5.450% due 02/09/17 ~	$200,000	$213,740

Bermuda - 1.8%

China Oriental Group Co Ltd 7.000% due 11/17/17 ~	200,000	196,750
Digicel Group Ltd
8.250% due 09/30/20 ~	700,000	728,875
10.500% due 04/15/18 ~	750,000	806,250
Digicel Ltd 7.000% due 02/15/20 ~	200,000	203,000
Qtel International Finance Ltd 7.875% due 06/10/19 ~	200,000	245,500

		2,180,375

Brazil - 0.4%

Banco Santander Brasil SA 8.000% due 03/18/16 ~	BRL 300,000	118,894
Banco Votorantim SA 6.250% due 05/16/16 ~ ^	300,000	141,617
Itau Unibanco Holding SA 10.500% due 11/23/15 ~	238,000	99,871
Oi SA 9.750% due 09/15/16 ~	300,000	115,079

		475,461

Cayman - 8.4%

21Vianet Group Inc 7.875% due 03/22/16 ~	CNY 1,000,000	169,781
Central China Real Estate Ltd
6.500% due 06/04/18 ~	$300,000	296,977
8.000% due 01/28/20 ~	500,000	501,575
China SCE Property Holdings Ltd
10.500% due 01/14/16 ~	CNY 1,000,000	173,845
11.500% due 11/14/17 ~	$500,000	557,500
China Shanshui Cement Group Ltd
6.500% due 07/22/14 ~	CNY 1,000,000	167,124
8.500% due 05/25/16 ~	$400,000	419,000
10.500% due 04/27/17 ~	700,000	764,750
Country Garden Holdings Co Ltd
7.500% due 01/10/23 ~	1,200,000	1,155,000
10.500% due 08/11/15	100,000	110,625
11.250% due 04/22/17 ~	150,000	161,812
DP World Sukuk Ltd 6.250% due 07/02/17 ~	400,000	441,000
Dubai DOF Sukuk Ltd 6.450% due 05/02/22 ~	50,000	55,875
Dubai Holding Commercial Operations MTN Ltd
4.750% due 01/30/14	EUR 550,000	757,584
6.000% due 02/01/17	GBP 850,000	1,470,905
Hengdeli Holdings Ltd 6.250% due 01/29/18 ~	$200,000	207,500
Jafz Sukuk Ltd 7.000% due 06/19/19 ~	50,000	57,250
JBS Finance II Ltd 8.250% due 01/29/18 ~	400,000	424,000
Marfrig Overseas Ltd 9.500% due 05/04/20 ~	350,000	329,000
MIE Holdings Corp 9.750% due 05/12/16 ~	200,000	213,000
Nile Finance Ltd 5.250% due 08/05/15 ~	100,000	101,000

	Principal Amount	Value
Sunac China Holdings Ltd
9.375% due 04/05/18 ~	$300,000	$311,250
12.500% due 10/16/17 ~	600,000	679,500
Telemovil Finance Co Ltd 8.000% due 10/01/17 ~	700,000	749,000

		10,274,853

Chile - 0.4%

Banco del Estado de Chile 4.125% due 10/07/20 ~	120,000	122,501
Banco Santander Chile 6.500% due 09/22/20 ~	CLP 51,000,000	97,642
Corp Nacional del Cobre de Chile 3.750% due 11/04/20 ~	$100,000	100,462
Empresa Nacional del Petroleo 5.250% due 08/10/20 ~	100,000	103,553

		424,158

Colombia - 0.3%

Ecopetrol SA 7.625% due 07/23/19	120,000	142,800
Emgesa SA ESP 8.750% due 01/25/21 ~	COP 238,000,000	131,060
Empresas Publicas de Medellin ESP 8.375% due 02/01/21 ~	242,000,000	130,780

		404,640

Cyprus - 0.3%

Mriya Agro Holding PLC 9.450% due 04/19/18 ~	$400,000	346,000

Hong Kong - 0.4%

China Railway Resources Huitung Ltd 3.850% due 02/05/23 ~	210,000	193,298
Gemdale International Holding Ltd 9.150% due 07/26/15 ~	CNY 1,000,000	176,011
Industrial & Commercial Bank of China Asia Ltd 5.125% due 11/30/20 ~	$100,000	105,354

		474,663

India - 0.2%

Export-Import Bank of India 4.000% due 01/14/23 ~	215,000	187,871

Indonesia - 0.3%

P.T. Pertamina Persero 6.000% due 05/03/42 ~	400,000	332,600

Ireland - 3.3%

Alfa Bank OJSC
7.500% due 09/26/19 ~	400,000	428,500
7.750% due 04/28/21 ~	400,000	429,500
8.625% due 04/26/16 ~	RUB 5,000,000	152,048
Brunswick Rail Finance Ltd 6.500% due 11/01/17 ~	$400,000	409,240
Credit Bank of Moscow 7.700% due 02/01/18 ~	400,000	399,000
Mobile Telesystems OJSC 8.625% due 06/22/20 ~	900,000	1,066,500
Vimpel Communications 7.748% due 02/02/21 ~	600,000	653,250
Vnesheconombank
5.450% due 11/22/17 ~	150,000	161,070
6.800% due 11/22/25 ~	100,000	105,000
6.902% due 07/09/20 ~	200,000	221,250

		4,025,358

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

	Principal Amount	Value
Kazakhstan - 2.3%

Development Bank of Kazakhstan JSC 4.125% due 12/10/22 ~	$220,000	$197,714
Halyk Savings Bank of Kazakhstan JSC 7.250% due 01/28/21 ~	600,000	639,000
Kazkommertsbank JSC
6.875% due 02/13/17	EUR 300,000	414,775
7.500% due 11/29/16 ~	$200,000	200,000
7.875% due 04/07/14 ~	200,000	203,000
8.000% due 11/03/15 ~	450,000	457,875
KazMunayGas National Co JSC
5.750% due 04/30/43 ~	350,000	303,258
7.000% due 05/05/20 ~	140,000	157,850
Zhaikmunai LLP 7.125% due 11/13/19 ~	200,000	210,240

		2,783,712

Luxembourg - 4.9%

Altice Financing SA 7.875% due 12/15/19 ~	600,000	655,500
Cosan Luxembourg SA 9.500% due 03/14/18 ~	BRL 300,000	110,628
Gazprom Neft OAO 6.000% due 11/27/23~	$200,000	204,000
Gazprom OAO
4.950% due 02/06/28 ~	100,000	89,000
6.510% due 03/07/22 ~	100,000	107,875
8.625% due 04/28/34 ~	85,000	100,725
MHP SA
8.250% due 04/02/20 ~	650,000	580,255
10.250% due 04/29/15 ~	650,000	672,880
Minerva Luxembourg SA
7.750% due 01/31/23 ~	400,000	398,000
12.250% due 02/10/22 ~	300,000	346,500
Promsvyazbank OJSC
8.500% due 04/25/17 ~	600,000	642,120
10.200% due 11/06/19 ~	200,000	214,250
Sberbank of Russia 5.717% due 06/16/21 ~	150,000	157,106
TMK OAO
6.750% due 04/03/20 ~	1,000,000	965,000
7.750% due 01/27/18 ~	700,000	737,625

		5,981,464

Malaysia - 0.5%

Axiata SPV1 Labuan Ltd 5.375% due 04/28/20 ~	100,000	106,132
MMI International Ltd 8.000% due 03/01/17 ~	200,000	199,500
Petronas Capital Ltd
5.250% due 08/12/19 ~	100,000	109,980
7.875% due 05/22/22 ~	115,000	145,592

		561,204

Mexico - 1.5%

America Movil SAB de CV 6.450% due 12/05/22	MXN 2,900,000	205,791
Cemex SAB de CV 6.500% due 12/10/19 ~	$200,000	207,100
9.000% due 01/11/18 ~	900,000	992,250
Petroleos Mexicanos
5.500% due 06/27/44	45,000	41,288
6.000% due 03/05/20	45,000	50,220
6.500% due 06/02/41	150,000	157,500
7.190% due 09/12/24 ~	MXN 1,500,000	110,529
8.000% due 05/03/19	$70,000	85,050

		1,849,728

	Principal Amount	Value
Netherlands - 3.7%

Indo Energy Finance II BV 6.375% due 01/24/23 ~	$850,000	$703,375
Kazakhstan Temir Zholy Finance BV 6.950% due 07/10/42 ~	100,000	99,750
Majapahit Holding BV 7.750% due 01/20/20 ~	100,000	110,250
Marfrig Holding Europe BV
8.375% due 05/09/18 ~	200,000	187,000
9.875% due 07/24/17 ~	500,000	496,250
Metinvest BV
8.750% due 02/14/18 ~	700,000	661,500
10.250% due 05/20/15 ~	1,050,000	1,065,750
VimpelCom Holdings BV
7.504% due 03/01/22 ~	1,000,000	1,047,120
9.000% due 02/13/18 ~	RUB 5,000,000	152,777

		4,523,772

Nigeria - 0.6%

Sea Trucks Group 9.000% due 03/26/18 ~	$800,000	774,000

Philippines - 0.2%

Petron Corp 7.000% due 11/10/17	PHP 5,000,000	113,172
Power Sector Assets & Liabilities Management Corp 7.390% due 12/02/24 ~	$100,000	122,500

		235,672

Singapore - 0.4%

Olam International Ltd 6.000% due 10/25/22 ~	SGD 250,000	182,473
Yanlord Land Group Ltd
9.500% due 05/04/17 ~	$100,000	106,875
10.625% due 03/29/18 ~	200,000	221,500

		510,848

South Africa - 0.8%

Edcon Proprietary Ltd 9.500% due 03/01/18 ~	EUR 650,000	921,379

Spain - 0.3%

Cemex Espana Luxembourg
9.250% due 05/12/20 ~	$357,000	393,593

Sweden - 0.8%

Eileme 2 AB
11.625% due 01/31/20 ~	600,000	725,238
TVN Finance Corp III AB 7.375% due 12/15/20 ~	EUR 200,000	296,464

		1,021,702

Turkey - 0.1%

Turkiye Garanti Bankasi AS 7.375% due 03/07/18 ~	TRY 300,000	117,927

Ukraine - 0.4%

National JSC Naftogaz of Ukraine 9.500% due 09/30/14	$530,000	533,233

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

	Principal Amount	Value
United Arab Emirates - 1.0%

Anka a Sukuk Ltd 10.000% due 08/25/16 ~	AED 500,000	$148,040
Dolphin Energy Ltd 5.888% due 06/15/19 ~	$132,920	145,414
DP World Ltd 6.850% due 07/02/37 ~	700,000	691,250
Dubai Electricity & Water Authority 7.375% due 10/21/20 ~	170,000	198,900
Emirates Airline 4.500% due 02/06/25 ~	100,000	92,000

		1,275,604

United Kingdom - 2.4%

Afren PLC 6.625% due 12/09/20 ~	500,000	502,500
Arcos Dorados Holdings Inc 10.250% due 07/13/16 ~	BRL 250,000	101,197
DTEK Finance PLC 7.875% due 04/04/18 ~	$800,000	742,000
Sinochem Overseas Capital Co Ltd 4.500% due 11/12/20 ~	370,000	379,368
Vedanta Resources PLC
8.250% due 06/07/21 ~	200,000	201,625
9.500% due 07/18/18 ~	450,000	501,750
Yingde Gases Investment Ltd 8.125% due 04/22/18 ~	500,000	522,500

		2,950,940

United States - 0.1%

Pemex Project Funding Master Trust 5.750% due 03/01/18	160,000	179,200

Venezuela - 0.1%

Petroleos de Venezuela SA
5.250% due 04/12/17 ~	77,000	57,172
5.375% due 04/12/27 ~	76,000	40,850
12.750% due 02/17/22 ~	40,000	36,600

		134,622

Total Corporate Bonds & Notes (Cost $43,784,464)		44,088,319

CONVERTIBLE CORPORATE BONDS & NOTES - 0.1%

Cayman - 0.1%

Chaowei Power Holdings Ltd 7.250% due 09/24/17 ~	CNY 1,000,000	167,330

Total Convertible Corporate Bonds & Notes (Cost $158,824)		167,330

FOREIGN GOVERNMENT BONDS & NOTES - 41.4%

Argentina - 0.7%

Argentina Boden 7.000% due 10/03/15	$545,000	545,000
Argentine Republic Government
8.280% due 12/31/33	391,250	295,273
8.750% due 06/02/17	60,000	54,750

		895,023

Belarus - 0.4%

Republic of Belarus
8.750% due 08/03/15 ~	110,000	111,650
8.950% due 01/26/18 ~	380,000	382,850

		494,500

	Principal Amount	Value
Bolivia - 0.1%

Bolivian Government 4.875% due 10/29/22 ~	$100,000	$96,000

Brazil - 3.7%

Banco Nacional de Desenvolvimento Economico e Social 6.500% due 06/10/19 ~	170,000	185,300
Brazil Letras do Tesouro Nacional
10.906% due 01/01/17	BRL 5,150,000	1,537,777
11.954% due 01/01/16	4,480,000	1,520,617
Brazil Notas do Tesouro Nacional ‘B’ 6.000% due 08/15/20 ^	500,000	504,032
Brazilian Government
4.250% due 01/07/25	$375,000	357,656
4.875% due 01/22/21	100,000	106,000
5.875% due 01/15/19	90,000	101,250
8.500% due 01/05/24	BRL 400,000	149,200
8.875% due 04/15/24	$70,000	93,590

		4,555,422

Chile - 0.2%

Chile Government
3.250% due 09/14/21	100,000	98,250
6.000% due 01/01/20 ~	CLP 60,000,000	120,238

		218,488

Colombia - 1.9%

Colombia Government
6.125% due 01/18/41	$190,000	204,725
7.375% due 03/18/19	140,000	168,980
7.750% due 04/14/21	COP 365,000,000	210,111
8.125% due 05/21/24	$200,000	258,000
9.850% due 06/28/27	COP 50,000,000	32,715
11.750% due 02/25/20	$179,000	257,760
12.000% due 10/22/15	COP 925,000,000	541,940
Colombian TES
7.000% due 05/04/22	870,000,000	457,539
10.000% due 07/24/24	260,000,000	166,292
Empresa de Telecomunicaciones de Bogota 7.000% due 01/17/23	144,000,000	65,979

		2,364,041

Costa Rica - 0.3%

Costa Rica Government
4.250% due 01/26/23 ~	$200,000	184,000
4.375% due 04/30/25 ~	90,000	80,100
5.625% due 04/30/43 ~	90,000	77,175

		341,275

Croatia - 0.5%

Croatia Government
6.375% due 03/24/21 ~	240,000	252,360
6.625% due 07/14/20 ~	250,000	269,063
6.750% due 11/05/19 ~	100,000	108,750

		630,173

Dominican Republic - 0.3%

Dominican Republic
5.875% due 04/18/24 ~	260,000	249,600
6.600% due 01/28/24 ~	100,000	100,750

		350,350

Ecuador - 0.1%

Ecuador Government 9.375% due 12/15/15 ~	100,000	106,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

	Principal Amount	Value
Egypt - 0.1%

Egypt Government 5.750% due 04/29/20 ~	$100,000	$95,750

El Salvador - 0.2%

El Salvador Government
5.875% due 01/30/25 ~	85,000	81,281
7.650% due 06/15/35 ~	105,000	102,795
8.250% due 04/10/32 ~	90,000	96,863

		280,939

Gabon - 0.2%

Gabonese Republic 6.375% due 12/12/24 ~	200,000	201,500

Georgia - 0.2%

Georgia Government 6.875% due 04/12/21 ~	200,000	216,000

Ghana - 0.1%

Republic of Ghana 8.500% due 10/04/17 ~	130,000	139,750

Guatemala - 0.1%

Guatemala Government 4.875% due 02/13/28 ~	200,000	184,000

Hungary - 2.4%

Hungary Government
4.125% due 02/19/18	122,000	123,952
5.375% due 02/21/23	300,000	296,625
5.500% due 12/22/16	HUF 64,690,000	312,584
5.750% due 11/22/23	$150,000	151,500
6.000% due 11/24/23	HUF 28,080,000	133,666
6.250% due 01/29/20	$156,000	169,065
6.375% due 03/29/21	200,000	215,500
6.500% due 06/24/19	HUF 20,430,000	102,148
6.750% due 11/24/17	115,230,000	578,610
7.000% due 06/24/22	77,090,000	390,481
7.625% due 03/29/41	$90,000	98,888
7.750% due 08/24/15	HUF 62,670,000	310,398

		2,883,417

Indonesia - 1.1%

Indonesia Government
4.875% due 05/05/21 ~	$110,000	109,450
5.875% due 03/13/20 ~	100,000	106,200
6.875% due 01/17/18 ~	265,000	297,727
8.500% due 10/12/35 ~	170,000	206,550
10.375% due 05/04/14 ~	60,000	61,965
Indonesia Treasury
5.244% due 10/09/14	IDR 656,000,000	51,063
6.125% due 05/15/28	630,000,000	40,276
6.625% due 05/15/33	2,830,000,000	183,430
8.375% due 03/15/24	230,000,000	18,923
9.500% due 06/15/15	3,000,000,000	252,858

		1,328,442

Iraq - 0.4%

Republic of Iraq 5.800% due 01/15/28 ~	$530,000	454,475

	Principal Amount	Value
Ivory Coast - 0.6%

Ivory Coast Government 5.750% due 12/31/32 § ~	$810,000	$729,000

Kazakhstan - 0.3%

Kazatomprom Natsionalnaya Atomnaya Kompaniya AO 6.250% due 05/20/15 ~	300,000	313,500

Latvia - 0.2%

Republic of Latvia 2.750% due 01/12/20 ~	300,000	287,625

Lebanon - 0.5%

Lebanon Government
5.150% due 11/12/18 ~	33,000	32,422
6.100% due 10/04/22 ~	223,000	217,425
6.375% due 03/09/20	149,000	153,097
6.600% due 11/27/26 ~	90,000	89,550
8.250% due 04/12/21 ~	134,000	149,879

		642,373

Lithuania - 0.6%

Lithuania Government
5.125% due 09/14/17 ~	100,000	109,750
6.125% due 03/09/21 ~	200,000	227,560
6.625% due 02/01/22 ~	200,000	234,250
7.375% due 02/11/20 ~	120,000	144,780

		716,340

Malaysia - 1.7%

Malaysia Government
3.418% due 08/15/22	MYR 800,000	231,222
3.480% due 03/15/23	1,400,000	407,010
3.580% due 09/28/18	1,280,000	387,513
3.889% due 07/31/20	1,860,000	564,277
4.160% due 07/15/21	100,000	30,703
4.262% due 09/15/16	1,300,000	406,220

		2,026,945

Mexico - 2.0%

Mexican Bonos
6.500% due 06/09/22	MXN 4,000,000	310,471
7.500% due 06/03/27	5,700,000	466,612
7.750% due 05/29/31	4,100,000	329,372
8.500% due 05/31/29	5,870,000	511,783
8.500% due 11/18/38	3,000,000	254,943
Mexico Government
4.750% due 03/08/44	$120,000	109,098
5.750% due 10/12/10	110,000	102,300
5.950% due 03/19/19	90,000	104,175
6.050% due 01/11/40	72,000	78,660
6.750% due 09/27/34	170,000	201,450

		2,468,864

Morocco - 0.2%

Morocco Government 4.250% due 12/11/22 ~	300,000	279,000

Nigeria - 0.3%

Nigeria Government
16.000% due 06/29/19	NGN 10,000,000	69,697
16.390% due 01/27/22	42,000,000	303,860

		373,557

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

	Principal Amount	Value
Pakistan - 0.2%

Pakistan Government 7.125% due 03/31/16 ~	$200,000	$197,000

Panama - 0.2%

Panama Government
4.300% due 04/29/53	40,000	30,500
6.700% due 01/26/36	130,000	145,925
8.875% due 09/30/27	60,000	80,400
9.375% due 04/01/29	40,000	55,700

		312,525

Paraguay - 0.1%

Republic of Paraguay 4.625% due 01/25/23 ~	200,000	189,000

Peru - 0.8%

Peruvian Government
6.850% due 02/12/42 ~	PEN 65,000	22,549
6.900% due 08/12/37 ~	217,000	76,086
6.950% due 08/12/31 ~	170,000	60,877
7.125% due 03/30/19	$30,000	36,412
7.350% due 07/21/25	168,000	212,520
7.840% due 08/12/20 ~	PEN 450,000	183,591
8.200% due 08/12/26 ~	268,000	112,774
8.600% due 08/12/17 ~	230,000	94,642
8.750% due 11/21/33	$160,000	228,400

		1,027,851

Philippines - 1.0%

Philippine Government
3.900% due 11/26/22	PHP 10,000,000	220,244
4.000% due 01/15/21	$180,000	187,200
7.750% due 01/14/31	120,000	158,400
9.500% due 02/02/30	257,000	385,500
10.625% due 03/16/25	160,000	246,200

		1,197,544

Poland - 2.6%

Poland Government
2.750% due 08/25/23 ^	PLN 170,758	59,742
3.000% due 08/24/16 ^	1,784,059	621,546
3.000% due 03/17/23	$58,000	52,954
4.000% due 10/25/23	PLN 230,000	74,202
5.000% due 04/25/16	1,078,000	372,031
5.000% due 03/23/22	$89,000	95,341
5.750% due 09/23/22	PLN 4,780,000	1,748,051
5.750% due 04/25/29	182,000	67,413
6.375% due 07/15/19	$116,000	135,865

		3,227,145

Romania - 0.9%

Romania Government
5.600% due 11/28/18	RON 50,000	15,966
5.750% due 04/29/20	110,000	35,174
5.800% due 10/26/15	390,000	125,166
5.850% due 07/28/14	590,000	184,722
5.850% due 04/26/23	70,000	22,533
5.900% due 07/26/17	260,000	84,213
Romanian Government
4.375% due 08/22/23 ~	$294,000	285,180
6.750% due 02/07/22 ~	332,000	378,065

		1,131,019

	Principal Amount	Value
Russia - 5.0%

Russian Federal
6.200% due 01/31/18	RUB 16,252,000	$483,740
6.800% due 12/11/19	17,284,000	517,663
6.900% due 08/03/16	16,476,000	506,618
7.000% due 01/25/23	4,678,000	137,193
7.000% due 08/16/23	2,181,000	63,406
7.050% due 01/19/28	3,118,000	88,684
7.400% due 04/19/17	26,069,000	812,799
7.400% due 06/14/17	26,706,000	829,006
7.500% due 03/15/18	5,316,000	165,892
7.500% due 02/27/19	24,668,000	763,680
7.600% due 04/14/21	11,862,000	364,433
7.600% due 07/20/22	4,033,000	123,230
8.150% due 02/03/27	8,450,000	265,901
Russian Foreign
5.875% due 09/16/43 ~	$200,000	203,800
7.500% due 03/31/30 § ~	710,710	829,541

		6,155,586

Senegal - 0.2%

Senegal Government 8.750% due 05/13/21~	200,000	224,000

Serbia - 0.2%

Republic of Serbia 5.875% due 12/03/18~	200,000	204,500

South Africa - 3.3%

South Africa Government
5.500% due 03/09/20	200,000	214,000
5.875% due 05/30/22	100,000	107,625
6.250% due 03/31/36	ZAR 2,000,000	140,376
6.500% due 02/28/41	2,200,000	154,860
6.875% due 05/27/19	$210,000	241,237
7.000% due 02/28/31	ZAR 5,720,000	455,489
7.750% due 02/28/23	7,000,000	661,951
8.000% due 12/21/18	6,700,000	661,030
8.000% due 01/31/30	1,600,000	141,708
8.250% due 09/15/17	8,000,000	795,720
8.750% due 02/28/48	1,100,000	99,608
10.500% due 12/21/26	3,100,000	348,752

		4,022,356

Sri Lanka - 0.2%

Sri Lanka Government 6.250% due 07/27/21 ~	$200,000	196,500

Thailand - 1.4%

Thailand Government
1.200% due 07/14/21 ~ ^	THB 4,226,240	127,482
1.250% due 03/12/28 ~ ^	3,040,950	79,358
3.250% due 06/16/17	4,600,000	141,311
3.625% due 06/16/23	14,443,000	431,044
3.650% due 12/17/21	6,900,000	208,816
3.875% due 06/13/19	21,700,000	676,444

		1,664,455

Turkey - 2.9%

Turkey Government
3.000% due 02/23/22 ^	TRY 1,597,524	720,412
4.000% due 04/01/20 ^	390,170	187,984
5.625% due 03/30/21	$100,000	100,900
6.000% due 01/14/41	200,000	176,350
6.750% due 04/03/18	190,000	206,815
6.875% due 03/17/36	260,000	256,035

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

	Principal Amount	Value
7.000% due 06/05/20	$205,000	$224,270
7.100% due 03/08/23	TRY 500,000	191,112
7.250% due 03/05/38	$100,000	103,150
7.375% due 02/05/25	235,000	254,270
8.000% due 02/14/34	100,000	111,500
8.300% due 06/20/18	TRY 530,000	232,470
8.500% due 09/14/22	700,000	294,919
9.000% due 05/21/14 ^	675,683	321,492
9.500% due 01/12/22	300,000	134,741

		3,516,420

Ukraine - 0.6%

Ukraine Government
7.500% due 04/17/23 ~	$200,000	180,100
7.750% due 09/23/20 ~	200,000	185,500
7.800% due 11/28/22 ~	70,000	63,630
9.250% due 07/24/17 ~	250,000	250,520

		679,750

United Arab Emirates - 0.2%

Emirate of Dubai Government 7.750% due 10/05/20 ~	215,000	256,388

Uruguay - 0.7%

Uruguay Government
3.700% due 06/26/37 ^	UYU 1,302,196	56,358
4.125% due 11/20/45	$117,374	90,677
4.250% due 04/05/27 ^	UYU 4,514,158	216,575
4.375% due 12/15/28 ^	2,431,255	116,926
4.500% due 08/14/24	$209,235	209,758
7.625% due 03/21/36	62,000	75,485
7.875% PIK due 01/15/33	118,000	145,435

		911,214

Venezuela - 1.2%

Venezuela Government
5.750% due 02/26/16 ~	40,000	34,080
6.000% due 12/09/20 ~	62,000	41,633
7.650% due 04/21/25	100,000	68,000
7.750% due 10/13/19 ~	125,000	93,750
8.250% due 10/13/24 ~	57,000	40,413

	Principal Amount	Value
8.500% due 10/08/14	$146,000	$142,934
9.000% due 05/07/23 ~	100,000	74,900
9.250% due 09/15/27	75,000	58,388
9.250% due 05/07/28 ~	79,000	58,855
11.750% due 10/21/26 ~	467,000	401,620
11.950% due 08/05/31 ~	396,500	339,801
12.750% due 08/23/22 ~	137,000	127,068

		1,481,442

Vietnam - 0.3%

Vietnam Government
6.750% due 01/29/20 ~	200,000	218,500
6.875% due 01/15/16 ~	100,000	107,250

		325,750

Total Foreign Government Bonds & Notes (Cost $52,413,254)		50,593,194

SHORT-TERM INVESTMENTS - 20.3%

Foreign Government Issues - 0.1%

Nigeria Treasury Bill 14.970% due 04/10/14	NGN 31,000,000	188,404

	Shares
Money Market Fund - 20.2%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	24,672,689	24,672,689

Total Short-Term Investments (Cost $24,859,728)		24,861,093

TOTAL INVESTMENTS - 97.9% (Cost $121,216,270)		119,709,936

OTHER ASSETS & LIABILITIES, NET - 2.1%		2,611,666

NET ASSETS - 100.0%		$122,321,602

Notes to Schedule of Investments

(a)	Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the annualized effective yield on the date of purchase.

(b)	Forward foreign currency contracts outstanding as of December 31, 2013 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
BRL	185,548	USD	77,520	01/14	BRC	$1,065
BRL	4,992,612	USD	2,127,371	01/14	BRC	(12,847)
BRL	631,800	USD	270,000	01/14	HSB	(2,413)
BRL	999,144	USD	450,000	01/14	MSC	(26,832)
BRL	111,419	USD	46,745	03/14	BRC	(267)
BRL	876,053	USD	373,122	03/14	GSC	(7,690)
BRL	599,206	USD	254,084	03/14	MER	(4,134)
BRL	600,446	USD	255,846	03/14	UBS	(5,379)
CLP	459,267,365	USD	871,144	01/14	UBS	(299)
CNY	428,400	USD	70,000	01/14	HSB	689
CNY	13,658,232	USD	2,226,099	01/14	SCB	27,590
CZK	12,040,890	USD	598,328	01/14	BRC	8,169
CZK	11,201,393	USD	598,886	01/14	BRC	(34,675)
CZK	5,588,625	USD	300,000	01/14	UBS	(18,502)
CZK	4,023,548	USD	200,263	02/14	BRC	2,450
CZK	892,448	USD	44,230	02/14	MSC	733
EUR	125,623	USD	169,939	01/14	BRC	2,878

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
EUR	106,210	USD	146,635	01/14	GSC	($522)
GBP	221,047	USD	365,148	01/14	GSC	896
HUF	89,658,156	USD	404,501	01/14	BRC	9,671
HUF	18,447,779	USD	86,487	01/14	DUB	(1,269)
HUF	22,741,559	USD	101,675	02/14	HSB	3,228
HUF	20,937,925	USD	93,880	02/14	MSC	2,703
IDR	5,063,982,496	USD	411,318	01/14	HSB	2,660
ILS	1,078,709	USD	304,217	02/14	HSB	6,153
INR	70,404,136	USD	1,087,155	01/14	CIT	42,272
INR	72,000,000	USD	1,112,828	01/14	GSC	42,199
MXN	2,651,580	USD	199,427	01/14	BRC	3,119
MXN	3,439,389	USD	262,258	01/14	CIT	465
MXN	1,590,236	USD	122,572	01/14	CIT	(1,099)
MXN	4,036,087	USD	304,220	01/14	DUB	4,084
MXN	7,347,585	USD	570,000	01/14	DUB	(8,741)
MXN	1,234,475	USD	93,880	01/14	HSB	418
MXN	2,340,205	USD	177,930	01/14	JPM	831
MXN	9,236,220	USD	700,000	01/14	MER	5,525
MXN	13,372,558	USD	1,028,666	01/14	SCB	(7,179)
MXN	5,644,321	USD	429,751	02/14	CIT	511
MXN	13,800,986	USD	1,047,299	02/14	GSC	4,739
MXN	4,064,217	USD	305,426	02/14	HSB	4,386
MXN	11,570,512	USD	879,887	02/14	JPM	2,124
MYR	393,960	USD	120,000	01/14	BRC	-
MYR	1,700,000	USD	533,568	01/14	CIT	(15,351)
MYR	1,700,000	USD	533,467	01/14	GSC	(15,251)
MYR	868,890	USD	270,606	02/14	GSC	(6,074)
MYR	600,000	USD	185,897	02/14	HSB	(3,227)
MYR	263,600	USD	80,000	02/14	JPM	253
MYR	2,320,895	USD	720,417	03/14	JPM	(15,091)
PEN	2,244,917	USD	795,224	01/14	CIT	-
PEN	182,161	USD	64,322	01/14	DUB	456
PEN	583,607	USD	206,806	01/14	MSC	729
PEN	435,575	USD	155,980	01/14	MSC	(1,086)
PHP	3,525,200	USD	80,000	01/14	GSC	(554)
PHP	5,742,787	USD	132,292	01/14	HSB	(2,870)
PHP	2,455,596	USD	56,096	01/14	JPM	(755)
PLN	1,187,567	USD	389,951	01/14	BRC	2,361
PLN	2,432,187	USD	781,425	02/14	BRC	20,752
PLN	1,954,603	USD	626,881	02/14	DUB	17,780
RON	2,445,379	USD	755,311	01/14	BRC	(3,964)
RUB	16,494,887	USD	495,060	01/14	DUB	3,709
RUB	7,985,386	USD	236,709	02/14	GSC	3,682
RUB	16,562,055	USD	493,712	02/14	HSB	4,871
RUB	7,365,900	USD	220,000	02/14	MER	1,742
SGD	3,017,050	USD	2,416,153	01/14	BRC	(25,378)
SGD	46,414	USD	36,990	01/14	GSC	(211)
SGD	76,053	USD	60,000	01/14	HSB	266
THB	14,130,821	USD	444,505	01/14	BRC	(15,133)
THB	21,000,000	USD	660,751	01/14	CIT	(22,655)
THB	6,919,500	USD	210,000	01/14	MER	253
THB	4,659,978	USD	144,027	02/14	BRC	(2,508)
THB	9,310,000	USD	286,597	02/14	DUB	(4,040)
THB	11,228,597	USD	345,281	02/14	HSB	(4,377)
THB	4,700,000	USD	144,682	02/14	MSC	(2,038)
THB	2,000,000	USD	61,614	02/14	SCB	(915)
TRY	101,955	USD	49,529	01/14	DUB	(2,401)
TRY	144,720	USD	69,754	02/14	DUB	(3,242)
TWD	30,305,426	USD	1,026,836	01/14	GSC	(9,511)
TWD	28,500,000	USD	965,774	01/14	UBS	(9,056)
USD	757,111	BRL	1,773,608	01/14	BRC	5,933
USD	1,440,000	BRL	3,404,552	01/14	BRC	(1,932)
USD	269,700	BRL	631,800	01/14	HSB	2,114
USD	426,511	BRL	999,144	01/14	MSC	3,343
USD	660,124	BRL	1,588,060	04/14	BAR	1,780
USD	584,587	CLP	309,983,103	01/14	CSF	(3,191)
USD	118,837	COP	230,971,973	01/14	BRC	(750)
USD	44,706	COP	86,162,338	01/14	SCB	-
USD	337,721	COP	656,529,900	02/14	MSC	(1,867)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	720,000	CZK	14,530,946	01/14	UBS	($11,920)
USD	2,509,153	EUR	1,849,851	01/14	DUB	(35,660)
USD	146,634	EUR	106,210	01/14	GSC	522
USD	176,581	GBP	108,573	01/14	BRC	(3,185)
USD	886,835	GBP	552,513	01/14	DUB	(27,972)
USD	365,106	GBP	221,047	01/14	GSC	(885)
USD	49,298	MXN	645,370	01/14	UBS	1
USD	60,000	PEN	169,680	01/14	BRC	(340)
USD	498,874	PEN	1,415,803	02/14	CIT	(4,323)
USD	431,126	PEN	1,222,977	02/14	CSF	(3,537)
USD	73,386	PLN	223,583	02/14	BRC	(356)
USD	266,786	PLN	831,651	02/14	MER	(14,929)
USD	356,958	RON	1,181,466	02/14	BRC	(5,623)
USD	530,000	RUB	17,635,750	01/14	BRC	(3,265)
USD	176,984	RUB	5,812,195	01/14	CSF	1,236
USD	99,185	RUB	3,218,543	01/14	DUB	1,863
USD	48,621	RUB	1,583,187	01/14	HSB	749
USD	144,049	RUB	4,782,436	02/14	CSF	79
USD	90,000	TRY	193,374	01/14	BRC	615
USD	302,550	TRY	657,588	01/14	HSB	(1,413)
USD	106,187	TRY	217,174	02/14	HSB	6,375
USD	370,000	TRY	801,225	03/14	HSB	-
USD	110,389	ZAR	1,152,576	02/14	HSB	1,436
USD	295,986	ZAR	3,023,168	02/14	UBS	10,205
ZAR	2,811,137	USD	268,689	02/14	BRC	(2,953)
ZAR	1,547,916	USD	150,000	02/14	DUB	(3,675)
ZAR	2,267,293	USD	216,323	02/14	MER	(1,996)
ZAR	643,527	USD	60,660	02/14	UBS	173

Total Forward Foreign Currency Contracts						($154,472)

(c)	Swap agreements outstanding as of December 31, 2013 were as follows:

Interest Rate Swaps

Floating Rate Index	Counter- party	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Brazil CETIP Interbank	HSB	Pay	10.955%	07/01/15	BRL 1,678,377	($5,567)	$-	($5,567)
Brazil CETIP Interbank	HSB	Pay	11.170%	01/04/16	792,652	(7,392)	-	(7,392)
Brazil CETIP Interbank	HSB	Pay	11.593%	01/04/16	642,142	(3,883)	-	(3,883)
3-Month ZAR JIBAR	BRC	Pay	6.580%	11/07/16	ZAR 6,800,000	1,377	-	1,377
Brazil CETIP Interbank	HSB	Pay	12.185%	01/02/17	BRL 424,959	(7,538)	-	(7,538)

						($23,003)	$-	($23,003)

Total Return Swaps

Receive Total Return	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Indonesia Treasury 7.875% due 04/15/19	SCB	04/15/19	IDR 1,300,000,000	$107,642	$118,880	($11,238)
Indonesia Treasury 12.800% due 06/15/21	SCB	06/15/21	3,600,000,000	371,448	433,980	(62,532)
Indonesia Treasury 8.375% due 03/15/24	SCB	03/15/24	3,000,000,000	252,647	285,958	(33,311)
Indonesia Treasury 11.000% due 09/15/25	SCB	09/15/25	800,000,000	78,294	96,310	(18,016)
Indonesia Treasury 8.375% due 09/15/26	SCB	09/15/26	900,000,000	72,793	90,745	(17,952)
Indonesia Treasury 7.000% due 05/15/27	SCB	05/15/27	1,800,000,000	127,046	162,024	(34,978)
Indonesia Treasury 10.500% due 08/15/30	SCB	08/15/30	1,500,000,000	144,554	178,682	(34,128)
Indonesia Treasury 9.500% due 07/15/31	SCB	07/15/31	1,200,000,000	107,038	132,290	(25,252)
Indonesia Treasury 6.625% due 05/15/33	SCB	05/15/33	270,000,000	17,693	22,809	(5,116)

				$1,279,155	$1,521,678	($242,523)

Total Swap Agreements				$1,256,152	$1,521,678	($265,526)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of December 31, 2013:

		Total Value at December 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$44,088,319	$—	$44,088,319	$—
	Convertible Corporate Bonds & Notes	167,330	—	167,330	—
	Foreign Government Bonds & Notes	50,593,194	—	50,593,194	—
	Short-Term Investments	24,861,093	24,672,689	188,404	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	272,836	—	272,836	—
	Interest Rate Contracts
	Swaps	1,280,532	—	1,280,532	—

	Total Assets - Derivatives	1,553,368	—	1,553,368	—

	Total Assets	121,263,304	24,672,689	96,590,615	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(427,308)	—	(427,308)	—
	Interest Rate Contracts
	Swaps	(24,380)	—	(24,380)	—

	Total Liabilities - Derivatives	(451,688)	—	(451,688)	—

	Total Liabilities	(451,688)	—	(451,688)	—

	Total	$120,811,616	$24,672,689	$96,138,927	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL COMSTOCK FUND

Schedule of Investments

December 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.9%

Consumer Discretionary - 14.8%

Carnival Corp (Panama)	118,165	$4,746,688
Comcast Corp ‘A’	93,956	4,882,424
General Motors Co *	167,328	6,838,695
Johnson Controls Inc	68,688	3,523,694
Kohl’s Corp	50,818	2,883,922
Newell Rubbermaid Inc	61,415	1,990,460
Target Corp	34,020	2,152,445
Time Warner Cable Inc	34,119	4,623,125
Time Warner Inc	27,442	1,913,256
Twenty-First Century Fox Inc ‘B’	125,680	4,348,528
Viacom Inc ‘B’	83,809	7,319,878

		45,223,115

Consumer Staples - 5.3%

ConAgra Foods Inc	115,952	3,907,582
CVS Caremark Corp	71,807	5,139,227
Mondelez International Inc ‘A’	80,075	2,826,648
Tyson Foods Inc ‘A’	53,238	1,781,343
Unilever NV ‘NY’ (Netherlands)	61,538	2,475,674

		16,130,474

Energy - 14.5%

BP PLC ADR (United Kingdom)	124,305	6,042,466
Chevron Corp	28,287	3,533,329
Halliburton Co	125,487	6,368,465
Murphy Oil Corp	63,140	4,096,523
Noble Corp PLC (United Kingdom)	34,219	1,282,186
Occidental Petroleum Corp	37,288	3,546,089
QEP Resources Inc	103,955	3,186,221
Royal Dutch Shell PLC ‘A’ ADR (United Kingdom)	82,344	5,868,657
Suncor Energy Inc (Canada)	96,616	3,386,391
Weatherford International Ltd (Switzerland) *	452,310	7,006,282

		44,316,609

Financials - 23.9%

Aflac Inc	28,968	1,935,062
Bank of America Corp	329,850	5,135,765
Citigroup Inc	233,542	12,169,874
Fifth Third Bancorp	152,267	3,202,175
JPMorgan Chase & Co	166,562	9,740,546
MetLife Inc	77,814	4,195,731
Morgan Stanley	156,079	4,894,637
State Street Corp	34,018	2,496,581
The Allstate Corp	105,198	5,737,499
The Bank of New York Mellon Corp	193,078	6,746,145
The Goldman Sachs Group Inc	17,774	3,150,619
The PNC Financial Services Group Inc	59,181	4,591,262
The Travelers Cos Inc	12,820	1,160,723
US Bancorp	37,809	1,527,484
Wells Fargo & Co	141,525	6,425,235

		73,109,338

Health Care - 14.3%

Bristol-Myers Squibb Co	81,915	4,353,782
Cardinal Health Inc	32,602	2,178,140
Express Scripts Holding Co *	26,329	1,849,349
GlaxoSmithKline PLC ADR (United Kingdom)	53,037	2,831,645
Merck & Co Inc	126,244	6,318,512
Novartis AG (Switzerland)	54,671	4,375,345
Pfizer Inc	169,072	5,178,675
Roche Holding AG ADR (Switzerland)	41,351	2,902,840
Sanofi ADR (France)	79,279	4,251,733
UnitedHealth Group Inc	77,690	5,850,057
WellPoint Inc	38,321	3,540,477

		43,630,555

	Shares	Value
Industrials - 7.0%

Allegion PLC (Ireland) *	11,792	$521,088
Emerson Electric Co	53,517	3,755,823
General Electric Co	240,357	6,737,207
Honeywell International Inc	26,002	2,375,803
Ingersoll-Rand PLC (Ireland)	70,722	4,356,475
Textron Inc	98,251	3,611,707

		21,358,103

Information Technology - 9.5%

Autodesk Inc *	37,197	1,872,125
Cisco Systems Inc	158,791	3,564,858
Corning Inc	203,895	3,633,409
eBay Inc *	75,890	4,165,602
Hewlett-Packard Co	199,349	5,577,785
Intel Corp	95,334	2,474,871
Microsoft Corp	146,766	5,493,451
Yahoo! Inc *	52,565	2,125,729

		28,907,830

Materials - 2.1%

Alcoa Inc	287,962	3,061,036
International Paper Co	65,820	3,227,155

		6,288,191

Telecommunication Services - 2.2%

AT&T Inc	33,557	1,179,864
Verizon Communications Inc	36,405	1,788,942
Vivendi SA (France)	36,486	965,208
Vodafone Group PLC ADR (United Kingdom)	73,013	2,870,141

		6,804,155

Utilities - 2.3%

FirstEnergy Corp	44,075	1,453,594
PG&E Corp	50,650	2,040,182
PPL Corp	112,556	3,386,810

		6,880,586

Total Common Stocks (Cost $183,732,787)		292,648,956

SHORT-TERM INVESTMENT - 4.1%

Money Market Fund - 4.1%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	12,473,616	12,473,616

Total Short-Term Investment (Cost $12,473,616)		12,473,616

TOTAL INVESTMENTS - 100.0% (Cost $196,206,403)		305,122,572

OTHER ASSETS & LIABILITIES, NET - 0.0%		98,795

NET ASSETS - 100.0%		$305,221,367

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL COMSTOCK FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

Notes to Schedule of Investments

(a)	Forward foreign currency contracts outstanding as of December 31, 2013 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	2,755,162	CAD	2,933,008	01/14	CIB	($4,782)
USD	2,090,716	CHF	1,859,901	01/14	BNY	5,497
USD	1,908,364	CHF	1,697,719	01/14	CIT	4,975
USD	2,090,246	CHF	1,859,901	01/14	SSB	5,027
USD	2,687,343	EUR	1,956,060	01/14	BNY	(3,587)
USD	2,687,014	EUR	1,956,070	01/14	CIB	(3,930)
USD	2,687,382	EUR	1,956,060	01/14	CIT	(3,548)
USD	2,716,773	EUR	1,977,600	01/14	SSB	(3,789)
USD	2,484,395	GBP	1,512,385	01/14	BNY	(19,758)
USD	2,484,517	GBP	1,512,386	01/14	CIB	(19,637)
USD	2,214,796	GBP	1,348,017	01/14	CIT	(17,202)
USD	2,484,349	GBP	1,512,385	01/14	SSB	(19,804)

Total Forward Foreign Currency Contracts						($80,538)

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of December 31, 2013:

		Total Value at December 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$45,223,115	$45,223,115	$—	$—
	Consumer Staples	16,130,474	16,130,474	—	—
	Energy	44,316,609	44,316,609	—	—
	Financials	73,109,338	73,109,338	—	—
	Health Care	43,630,555	39,255,210	4,375,345	—
	Industrials	21,358,103	21,358,103	—	—
	Information Technology	28,907,830	28,907,830	—	—
	Materials	6,288,191	6,288,191	—	—
	Telecommunication Services	6,804,155	5,838,947	965,208	—
	Utilities	6,880,586	6,880,586	—	—

		292,648,956	287,308,403	5,340,553	—
	Short-Term Investment	12,473,616	12,473,616	—	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	15,499	—	15,499	—

	Total Assets	305,138,071	299,782,019	5,356,052	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(96,037)	—	(96,037)	—

	Total Liabilities	(96,037)	—	(96,037)	—

	Total	$305,042,034	$299,782,019	$5,260,015	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL GROWTH FUND (Formerly PL Growth LT Fund)

Schedule of Investments

December 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.8%

Consumer Discretionary - 23.5%

Amazon.com Inc *	3,953	$1,576,416
AMC Networks Inc ‘A’ *	2,100	143,030
AutoZone Inc *	905	432,535
Comcast Corp ‘Special A’	26,950	1,344,265
Discovery Communications Inc ‘A’ *	12,530	1,132,962
Hilton Worldwide Holdings Inc *	3,850	85,663
Las Vegas Sands Corp	15,050	1,186,994
LKQ Corp *	10,450	343,805
LVMH Moet Hennessy Louis Vuitton SA (France)	3,134	573,715
Michael Kors Holdings Ltd (United Kingdom) *	5,600	454,664
NIKE Inc ‘B’	9,680	761,235
PetSmart Inc	5,580	405,945
Polaris Industries Inc	2,050	298,562
priceline.com Inc *	1,568	1,822,643
PVH Corp	2,428	330,257
Ross Stores Inc	15,660	1,173,404
Starbucks Corp	14,100	1,105,299
TJX Cos Inc	10,340	658,968
The Walt Disney Co	16,990	1,298,036
Tiffany & Co	5,600	519,568
Time Warner Cable Inc	4,460	604,330
Time Warner Inc	12,660	882,655
Tractor Supply Co	5,972	463,308
Twenty-First Century Fox Inc ‘A’	46,310	1,629,186
VF Corp	17,156	1,069,505
Viacom Inc ‘B’	7,940	693,480
Wynn Resorts Ltd	7,288	1,415,402
Yum! Brands Inc	7,650	578,417

		22,984,249

Consumer Staples - 6.7%

Colgate-Palmolive Co	8,491	553,698
Constellation Brands Inc ‘A’ *	4,450	313,191
Costco Wholesale Corp	6,993	832,237
CVS Caremark Corp	10,310	737,887
Danone (France)	4,927	355,439
Diageo PLC (United Kingdom)	16,445	543,201
Mead Johnson Nutrition Co	5,760	482,458
Mondelez International Inc ‘A’	24,920	879,676
Pernod Ricard SA (France)	3,463	395,404
Philip Morris International Inc	7,660	667,416
The Estee Lauder Cos Inc ‘A’	10,000	753,200

		6,513,807

Energy - 3.7%

Anadarko Petroleum Corp	7,850	622,662
Antero Resources Corp *	3,710	235,362
Cabot Oil & Gas Corp	12,340	478,298
Cameron International Corp *	9,530	567,321
Noble Energy Inc	10,175	693,019
Pioneer Natural Resources Co	5,485	1,009,624

		3,606,286

Financials - 7.4%

ACE Ltd (Switzerland)	2,650	274,355
Affiliated Managers Group Inc *	4,700	1,019,336
American Express Co	12,380	1,123,237
American Tower Corp REIT	22,470	1,793,555
BlackRock Inc	1,851	585,786
IntercontinentalExchange Group Inc	6,848	1,540,252
MetLife Inc	6,310	340,235
Morgan Stanley	19,280	604,621

		7,281,377

	Shares	Value
Health Care - 16.3%

Actavis PLC (Ireland) *	4,860	$816,480
Alexion Pharmaceuticals Inc *	8,180	1,088,431
Biogen Idec Inc *	5,692	1,592,337
Bristol-Myers Squibb Co	23,760	1,262,844
Catamaran Corp (Canada) *	8,440	400,731
Celgene Corp *	7,810	1,319,578
Cerner Corp *	12,820	714,587
Covidien PLC (Ireland)	13,560	923,436
Express Scripts Holding Co *	15,900	1,116,816
Gilead Sciences Inc *	22,343	1,679,076
Illumina Inc *	3,950	436,949
Mallinckrodt PLC (Ireland) * l	-	13
Perrigo Co PLC (Ireland)	4,917	754,563
Regeneron Pharmaceuticals Inc *	1,708	470,110
The Cooper Cos Inc	1,488	184,274
Thermo Fisher Scientific Inc	18,090	2,014,322
Valeant Pharmaceuticals International Inc (Canada) *	7,480	878,152
Zoetis Inc	10,570	345,533

		15,998,232

Industrials - 10.5%

AMETEK Inc	18,320	964,914
Cummins Inc	3,987	562,047
Danaher Corp	25,430	1,963,196
Expeditors International of Washington Inc	13,520	598,260
Honeywell International Inc	11,260	1,028,826
Joy Global Inc	4,630	270,809
Kansas City Southern	3,258	403,438
Precision Castparts Corp	8,065	2,171,905
Roper Industries Inc	6,281	871,049
Stanley Black & Decker Inc	3,950	318,726
Union Pacific Corp	2,630	441,840
Verisk Analytics Inc ‘A’ *	10,530	692,032

		10,287,042

Information Technology - 25.1%

Altera Corp	21,130	687,359
Apple Inc	1,845	1,035,248
Autodesk Inc *	12,490	628,622
Citrix Systems Inc *	12,610	797,583
Cognizant Technology Solutions Corp ‘A’ *	14,380	1,452,092
eBay Inc *	22,590	1,239,965
EMC Corp	63,480	1,596,522
Facebook Inc ‘A’ *	25,530	1,395,470
FleetCor Technologies Inc *	6,380	747,545
Google Inc ‘A’ *	4,327	4,849,312
Linear Technology Corp	7,870	358,479
LinkedIn Corp ‘A’ *	2,101	455,560
MasterCard Inc ‘A’	2,474	2,066,928
Oracle Corp	21,370	817,616
PTC Inc *	7,330	259,409
QUALCOMM Inc	20,650	1,533,263
Salesforce.com Inc *	17,175	947,888
Teradata Corp *	3,090	140,564
TIBCO Software Inc *	8,580	192,878
Twitter Inc *	2,270	144,486
Visa Inc ‘A’	11,214	2,497,134
VMware Inc ‘A’ *	2,890	259,262
Yahoo! Inc *	12,180	492,559

		24,595,744

Materials - 2.6%

Airgas Inc	5,350	598,398
Monsanto Co	12,708	1,481,117
The Sherwin-Williams Co	2,648	485,908

		2,565,423

Total Common Stocks (Cost $73,795,055)		93,832,160

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL GROWTH FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 3.7%

Money Market Fund - 3.7%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	3,644,059	$3,644,059

Total Short-Term Investment (Cost $3,644,059)		3,644,059

TOTAL INVESTMENTS - 99.5% (Cost $77,439,114)		97,476,219

OTHER ASSETS & LIABILITIES, NET - 0.5%		470,406

NET ASSETS - 100.0%		$97,946,625

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of December 31, 2013:

		Total Value at December 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$22,984,249	$22,410,534	$573,715	$—
	Consumer Staples	6,513,807	5,219,763	1,294,044	—
	Energy	3,606,286	3,606,286	—	—
	Financials	7,281,377	7,281,377	—	—
	Health Care	15,998,232	15,998,232	—	—
	Industrials	10,287,042	10,287,042	—	—
	Information Technology	24,595,744	24,595,744	—	—
	Materials	2,565,423	2,565,423	—	—

		93,832,160	91,964,401	1,867,759	—
	Short-Term Investment	3,644,059	3,644,059	—	—

	Total	$97,476,219	$95,608,460	$1,867,759	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL LARGE-CAP GROWTH FUND

Schedule of Investments

December 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%

Consumer Discretionary - 28.7%

Amazon.com Inc *	16,532	$6,592,796
CarMax Inc *	27,229	1,280,308
Comcast Corp ‘A’	103,574	5,382,223
Delphi Automotive PLC (United Kingdom)	26,663	1,603,246
Expedia Inc	37,229	2,593,372
Liberty Global PLC ‘A’ (United Kingdom) *	50,959	4,534,841
Lumber Liquidators Holdings Inc *	9,018	927,862
Melco Crown Entertainment Ltd ADR (Cayman) *	38,221	1,499,028
Michael Kors Holdings Ltd (United Kingdom) *	21,482	1,744,124
NIKE Inc ‘B’	47,231	3,714,246
priceline.com Inc *	3,435	3,992,844
Sirius XM Holdings Inc *	917,289	3,201,339
Starbucks Corp	39,602	3,104,401
The Walt Disney Co	53,558	4,091,831
Time Warner Inc	59,828	4,171,208
Wynn Resorts Ltd	13,866	2,692,916

		51,126,585

Consumer Staples - 2.2%

Mondelez International Inc ‘A’	50,829	1,794,264
The Estee Lauder Cos Inc ‘A’	29,093	2,191,285

		3,985,549

Energy - 3.4%

Cabot Oil & Gas Corp	34,756	1,347,142
Concho Resources Inc *	11,134	1,202,472
FMC Technologies Inc *	35,350	1,845,623
Laredo Petroleum Holdings Inc *	57,180	1,583,314

		5,978,551

Financials - 3.1%

Discover Financial Services	27,540	1,540,863
IntercontinentalExchange Group Inc	8,303	1,867,511
Moody’s Corp	26,894	2,110,372

		5,518,746

Health Care - 12.9%

AbbVie Inc	70,316	3,713,388
Allergan Inc	16,231	1,802,939
Gilead Sciences Inc *	50,320	3,781,548
Intuitive Surgical Inc *	7,995	3,070,720
Regeneron Pharmaceuticals Inc *	10,218	2,812,402
United Therapeutics Corp *	33,149	3,748,489
Valeant Pharmaceuticals International Inc (Canada) *	33,682	3,954,267

		22,883,753

Industrials - 13.5%

Canadian Pacific Railway Ltd (Canada)	8,476	1,282,588
Eaton Corp PLC (Ireland)	60,981	4,641,874
Precision Castparts Corp	21,407	5,764,905
Roper Industries Inc	12,353	1,713,114
SolarCity Corp *	25,864	1,469,592
Union Pacific Corp	22,493	3,778,824
United Rentals Inc *	2,506	195,343
United Technologies Corp	30,191	3,435,736
Verisk Analytics Inc ‘A’ *	27,195	1,787,255

		24,069,231

	Shares	Value
Information Technology - 29.1%

Alliance Data Systems Corp *	9,633	$2,532,805
AOL Inc *	23,600	1,100,232
Autodesk Inc *	87,280	4,392,802
eBay Inc *	40,156	2,204,163
Facebook Inc ‘A’ *	21,806	1,191,916
Google Inc ‘A’ *	7,818	8,761,711
LinkedIn Corp ‘A’ *	17,295	3,750,075
MasterCard Inc ‘A’	2,554	2,133,765
SINA Corp (Cayman) *	35,595	2,998,879
Splunk Inc *	36,524	2,508,103
Visa Inc ‘A’	30,905	6,881,925
VMware Inc ‘A’ *	21,327	1,913,245
Yahoo! Inc *	119,224	4,821,418
Yandex NV ‘A’ (Netherlands) *	48,624	2,098,126
Yelp Inc *	46,264	3,189,903
Youku Tudou Inc ADR (Cayman) *	46,970	1,423,191

		51,902,259

Materials - 2.0%

Eastman Chemical Co	11,113	896,819
Monsanto Co	22,545	2,627,620

		3,524,439

Telecommunication Services - 5.0%

SoftBank Corp (Japan)	74,400	6,522,098
Vivendi SA (France)	88,227	2,333,976

		8,856,074

Total Common Stocks (Cost $138,411,523)		177,845,187

SHORT-TERM INVESTMENT - 0.4%

Money Market Fund - 0.4%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	835,533	835,533

Total Short-Term Investment (Cost $835,533)		835,533

TOTAL INVESTMENTS - 100.3% (Cost $139,247,056)		178,680,720

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(609,158)

NET ASSETS - 100.0%		$178,071,562

Notes to Schedule of Investments

(a)	Forward foreign currency contracts outstanding as of December 31, 2013 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation
USD	4,854,908	JPY	505,510,038	02/14	BRC	$53,322

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL LARGE-CAP GROWTH FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of December 31, 2013:

		Total Value at December 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$51,126,585	$51,126,585	$—	$—
	Consumer Staples	3,985,549	3,985,549	—	—
	Energy	5,978,551	5,978,551	—	—
	Financials	5,518,746	5,518,746	—	—
	Health Care	22,883,753	22,883,753	—	—
	Industrials	24,069,231	24,069,231	—	—
	Information Technology	51,902,259	51,902,259	—	—
	Materials	3,524,439	3,524,439	—	—
	Telecommunication Services	8,856,074	—	8,856,074	—

		177,845,187	168,989,113	8,856,074	—
	Short-Term Investment	835,533	835,533	—	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	53,322	—	53,322

	Total Assets	$178,734,042	$169,824,646	$8,909,396	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL LARGE-CAP VALUE FUND

Schedule of Investments

December 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.8%

Consumer Discretionary - 16.2%

DISH Network Corp ‘A’ *	219,296	$12,701,624
McDonald’s Corp	27,510	2,669,295
SES SA FDR ‘A’ (Luxembourg)	122,777	3,975,470
Target Corp	56,301	3,562,164
The Home Depot Inc	89,961	7,407,389
Time Warner Cable Inc	70,743	9,585,677
Time Warner Inc	155,176	10,818,871
Twenty-First Century Fox Inc ‘A’	111,303	3,915,640
Twenty-First Century Fox Inc ‘B’	177,040	6,125,584

		60,761,714

Consumer Staples - 11.7%

Altria Group Inc	100,714	3,866,410
Anheuser-Busch InBev NV ADR (Belgium)	61,931	6,593,174
CVS Caremark Corp	182,445	13,057,589
Kimberly-Clark Corp	60,756	6,346,572
Lorillard Inc	80,363	4,072,797
Philip Morris International Inc	113,978	9,930,903

		43,867,445

Energy - 9.2%

Chevron Corp	79,024	9,870,888
Exxon Mobil Corp	83,700	8,470,440
Halliburton Co	144,790	7,348,093
Royal Dutch Shell PLC ‘A’ ADR (United Kingdom)	65,865	4,694,199
Suncor Energy Inc (Canada)	115,133	4,035,412

		34,419,032

Financials - 28.0%

American Express Co	106,972	9,705,570
American Tower Corp REIT	59,126	4,719,437
Capital One Financial Corp	66,031	5,058,635
Citigroup Inc	68,729	3,581,468
JPMorgan Chase & Co	254,770	14,898,950
Loews Corp	94,530	4,560,127
Marsh & McLennan Cos Inc	146,500	7,084,740
MetLife Inc	95,451	5,146,718
State Street Corp	137,032	10,056,778
The Bank of New York Mellon Corp	128,387	4,485,842
The Progressive Corp	95,911	2,615,493
The Travelers Cos Inc	79,643	7,210,877
US Bancorp	290,321	11,728,968
Wells Fargo & Co	321,066	14,576,396

		105,429,999

Health Care - 8.3%

Johnson & Johnson	73,308	6,714,280
Merck & Co Inc	142,662	7,140,233
Novartis AG ADR (Switzerland)	52,047	4,183,538
Pfizer Inc	144,691	4,431,885
Teva Pharmaceutical Industries Ltd ADR (Israel)	97,217	3,896,457
WellPoint Inc	50,813	4,694,613

		31,061,006

Industrials - 9.9%

General Electric Co	405,603	11,369,052
Honeywell International Inc	110,820	10,125,623
Illinois Tool Works Inc	93,329	7,847,102
United Technologies Corp	70,822	8,059,544

		37,401,321

Information Technology - 7.5%

International Business Machines Corp	26,748	5,017,122
Microsoft Corp	139,336	5,215,347

	Shares	Value
Motorola Solutions Inc	88,247	$5,956,673
TE Connectivity Ltd (Switzerland)	120,878	6,661,587
Xerox Corp	451,297	5,492,284

		28,343,013

Materials - 2.9%

Air Products & Chemicals Inc	40,314	4,506,299
Crown Holdings Inc *	146,188	6,515,599

		11,021,898

Telecommunication Services - 3.4%

AT&T Inc	99,228	3,488,856
Verizon Communications Inc	67,589	3,321,323
Vodafone Group PLC ADR (United Kingdom)	154,580	6,076,540

		12,886,719

Utilities - 1.7%

Sempra Energy	72,979	6,550,595

Total Common Stocks (Cost $226,115,585)		371,742,742

SHORT-TERM INVESTMENT - 1.1%

Money Market Fund - 1.1%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	4,046,341	4,046,341

Total Short-Term Investment (Cost $4,046,341)		4,046,341

TOTAL INVESTMENTS - 99.9% (Cost $230,161,926)		375,789,083

OTHER ASSETS & LIABILITIES, NET - 0.1%		432,860

NET ASSETS - 100.0%		$376,221,943

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL LARGE-CAP VALUE FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of December 31, 2013:

		Total Value at December 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$60,761,714	$56,786,244	$3,975,470	$—
	Consumer Staples	43,867,445	43,867,445	—	—
	Energy	34,419,032	34,419,032	—	—
	Financials	105,429,999	105,429,999	—	—
	Health Care	31,061,006	31,061,006	—	—
	Industrials	37,401,321	37,401,321	—	—
	Information Technology	28,343,013	28,343,013	—	—
	Materials	11,021,898	11,021,898	—	—
	Telecommunication Services	12,886,719	12,886,719	—	—
	Utilities	6,550,595	6,550,595	—	—

		371,742,742	367,767,272	3,975,470	—
	Short-Term Investment	4,046,341	4,046,341	—	—

	Total	$375,789,083	$371,813,613	$3,975,470	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL MAIN STREET® CORE FUND

Schedule of Investments

December 31, 2013 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.4%

Consumer Staples - 0.4%

Henkel AG & Co KGaA (Germany)	9,909	$1,149,557

Total Preferred Stocks (Cost $814,283)		1,149,557

COMMON STOCKS - 97.7%

Consumer Discretionary - 8.7%

AutoZone Inc *	17,030	8,139,318
Comcast Corp ‘A’	24,570	1,276,780
Delphi Automotive PLC (United Kingdom)	30,120	1,811,116
PVH Corp	13,050	1,775,061
Time Warner Inc	69,230	4,826,716
TJX Cos Inc	46,390	2,956,435
Twenty-First Century Fox Inc ‘A’	39,500	1,389,610

		22,175,036

Consumer Staples - 7.6%

Henkel AG & Co KGaA (Germany)	34,052	3,550,173
Kraft Foods Group Inc	17,095	921,762
Mondelez International Inc ‘A’	187,510	6,619,103
Philip Morris International Inc	95,685	8,337,034

		19,428,072

Energy - 9.6%

Chevron Corp	76,694	9,579,848
Kinder Morgan Inc	37,510	1,350,360
National Oilwell Varco Inc	107,530	8,551,861
Noble Energy Inc	74,226	5,055,533

		24,537,602

Financials - 19.9%

American International Group Inc	91,190	4,655,249
CIT Group Inc	119,360	6,222,237
Citigroup Inc	59,607	3,106,121
CME Group Inc ‘A’	29,300	2,298,878
Digital Realty Trust Inc REIT	26,380	1,295,786
Discover Financial Services	150,627	8,427,581
JPMorgan Chase & Co	198,590	11,613,543
Lincoln National Corp	36,020	1,859,352
Marsh & McLennan Cos Inc	88,250	4,267,770
McGraw Hill Financial Inc	93,198	7,288,084

		51,034,601

Health Care - 19.8%

AbbVie Inc	52,880	2,792,593
Actavis PLC (Ireland) *	27,510	4,621,680
Allergan Inc	53,460	5,938,337
Covidien PLC (Ireland)	99,020	6,743,262
Express Scripts Holding Co *	122,779	8,623,997
Gilead Sciences Inc *	31,300	2,352,195
Intuitive Surgical Inc *	9,400	3,610,352
Pfizer Inc	121,123	3,709,997
Sanofi (France)	23,990	2,553,649
UnitedHealth Group Inc	63,130	4,753,689
Zoetis Inc	151,390	4,948,939

		50,648,690

Industrials - 12.0%

Canadian National Railway Co (Canada)	125,320	7,145,746
CSX Corp	109,500	3,150,315
Deere & Co	39,390	3,597,489
General Electric Co	183,130	5,133,134
L-3 Communications Holdings Inc	4,810	513,996

	Shares	Value
Towers Watson & Co ‘A’	31,370	$4,003,126
Tyco International Ltd (Switzerland)	174,545	7,163,327

		30,707,133

Information Technology - 14.9%

Amdocs Ltd (United Kingdom)	57,560	2,373,774
Apple Inc	20,752	11,644,155
Avnet Inc	41,520	1,831,447
Corning Inc	82,420	1,468,724
eBay Inc *	126,110	6,922,178
Google Inc ‘A’ *	8,376	9,387,067
Western Digital Corp	54,140	4,542,346

		38,169,691

Materials - 3.3%

Air Products & Chemicals Inc	14,390	1,608,514
PPG Industries Inc	2,990	567,083
Vulcan Materials Co	107,190	6,369,230

		8,544,827

Telecommunication Services - 0.5%

America Movil SAB de CV ‘L’ ADR (Mexico)	56,340	1,316,666

Utilities - 1.4%

Exelon Corp	92,480	2,533,027
ITC Holdings Corp	10,350	991,737

		3,524,764

Total Common Stocks (Cost $177,937,335)		250,087,082

SHORT-TERM INVESTMENT - 2.1%

Money Market Fund - 2.1%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	5,261,532	5,261,532

Total Short-Term Investment (Cost $5,261,532)		5,261,532

TOTAL INVESTMENTS - 100.2% (Cost $184,013,150)		256,498,171

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(638,341)

NET ASSETS - 100.0%		$255,859,830

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL MAIN STREET CORE FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of December 31, 2013:

		Total Value at December 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks (1)	$1,149,557	$—	$1,149,557	$—
	Common Stocks
	Consumer Discretionary	22,175,036	22,175,036	—	—
	Consumer Staples	19,428,072	15,877,899	3,550,173	—
	Energy	24,537,602	24,537,602	—	—
	Financials	51,034,601	51,034,601	—	—
	Health Care	50,648,690	48,095,041	2,553,649	—
	Industrials	30,707,133	30,707,133	—	—
	Information Technology	38,169,691	38,169,691	—	—
	Materials	8,544,827	8,544,827	—	—
	Telecommunication Services	1,316,666	1,316,666
	Utilities	3,524,764	3,524,764	—	—

		250,087,082	243,983,260	6,103,822	—
	Short-Term Investment	5,261,532	5,261,532	—	—

	Total	$256,498,171	$249,244,792	$7,253,379	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL MID-CAP EQUITY FUND

Schedule of Investments

December 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.9%

Consumer Discretionary - 19.0%

Advance Auto Parts Inc	7,728	$855,335
AutoZone Inc *	1,042	498,013
Buffalo Wild Wings Inc *	10,374	1,527,053
Cabela’s Inc *	14,033	935,440
Chipotle Mexican Grill Inc *	3,095	1,648,954
Discovery Communications Inc ‘C’ *	7,376	618,551
Dollar Tree Inc *	13,141	741,415
DR Horton Inc	52,443	1,170,528
Expedia Inc	10,216	711,647
Fifth & Pacific Cos Inc *	42,180	1,352,713
Harley-Davidson Inc	12,291	851,029
HomeAway Inc *	32,006	1,308,405
Life Time Fitness Inc *	21,799	1,024,553
LKQ Corp *	47,127	1,550,478
Michael Kors Holdings Ltd (United Kingdom) *	7,497	608,681
Netflix Inc *	2,961	1,090,151
Nordstrom Inc	3,915	241,947
Panera Bread Co ‘A’ *	9,271	1,638,093
Polaris Industries Inc	11,327	1,649,664
priceline.com Inc *	1,636	1,901,686
TripAdvisor Inc *	41,989	3,477,949
TRW Automotive Holdings Corp *	65,420	4,866,594
Wynn Resorts Ltd	8,000	1,553,680

		31,822,559

Consumer Staples - 4.8%

Hormel Foods Corp	15,006	677,821
Sprouts Farmers Market Inc *	21,972	844,384
The JM Smucker Co	22,531	2,334,662
Tyson Foods Inc ‘A’	124,821	4,176,511

		8,033,378

Energy - 12.0%

Antero Resources Corp *	20,474	1,298,871
Bristow Group Inc	4,996	375,000
Cabot Oil & Gas Corp	60,777	2,355,717
Diamondback Energy Inc *	19,476	1,029,501
Energy XXI Bermuda Ltd (Bermuda)	31,829	861,293
Gulfport Energy Corp *	123,969	7,828,642
Oasis Petroleum Inc *	17,914	841,421
Tesoro Corp	27,414	1,603,719
Tidewater Inc	34,313	2,033,732
Western Refining Inc	24,078	1,021,148
WPX Energy Inc *	39,790	810,920

		20,059,964

Financials - 17.0%

Arch Capital Group Ltd (Bermuda) *	11,090	661,962
Comerica Inc	73,048	3,472,702
Hartford Financial Services Group Inc	179,460	6,501,836
KeyCorp	419,875	5,634,722
Lincoln National Corp	82,154	4,240,789
Principal Financial Group Inc	66,692	3,288,583
Reinsurance Group of America Inc	12,358	956,633
Signature Bank *	19,880	2,135,510
The NASDAQ OMX Group Inc	28,982	1,153,484
Validus Holdings Ltd (Bermuda)	8,395	338,235

		28,384,456

Health Care - 9.6%

Acorda Therapeutics Inc *	23,017	672,096
Catamaran Corp (Canada) *	35,494	1,685,255
DaVita HealthCare Partners Inc *	55,365	3,508,480
HMS Holdings Corp *	32,292	733,997
Humana Inc	5,579	575,864
MEDNAX Inc *	15,842	845,646

	Shares	Value
Perrigo Co PLC (Ireland)	34,193	$5,247,258
The Cooper Cos Inc	3,971	491,769
Universal Health Services Inc ‘B’	6,067	493,004
Zimmer Holdings Inc	20,315	1,893,155

		16,146,524

Industrials - 12.4%

AGCO Corp	15,118	894,834
Chart Industries Inc *	16,691	1,596,327
Exelis Inc	144,602	2,756,114
Fluor Corp	6,878	552,235
Generac Holdings Inc	35,735	2,024,030
Jacobs Engineering Group Inc *	12,420	782,336
JetBlue Airways Corp *	129,267	1,105,233
Manpowergroup Inc	20,975	1,800,914
Parker Hannifin Corp	10,140	1,304,410
Southwest Airlines Co	60,497	1,139,763
Textron Inc	63,679	2,340,840
Towers Watson & Co ‘A’	9,896	1,262,829
Trinity Industries Inc	27,059	1,475,257
United Rentals Inc *	21,914	1,708,196

		20,743,318

Information Technology - 16.1%

Applied Materials Inc	37,419	661,942
Arrow Electronics Inc *	15,495	840,604
Avago Technologies Ltd (Singapore)	31,928	1,688,672
Avnet Inc	76,243	3,363,079
Computer Sciences Corp	44,563	2,490,180
Cree Inc *	29,850	1,867,714
DST Systems Inc	12,641	1,147,044
FEI Co	8,623	770,551
IAC/InterActiveCorp	43,929	3,017,483
iGATE Corp *	15,467	621,155
JDS Uniphase Corp *	81,566	1,058,727
Lam Research Corp *	23,585	1,284,203
Linear Technology Corp	7,678	349,733
MICROS Systems Inc *	12,032	690,276
Seagate Technology PLC (Ireland)	19,084	1,071,757
Skyworks Solutions Inc *	40,956	1,169,703
Yelp Inc *	70,063	4,830,844

		26,923,667

Materials - 6.1%

Agnico Eagle Mines Ltd (Canada)	16,838	444,186
CF Industries Holdings Inc	3,407	793,967
Compass Minerals International Inc	28,534	2,284,147
Eagle Materials Inc	10,825	838,180
KapStone Paper & Packaging Corp *	32,099	1,793,050
Louisiana-Pacific Corp *	59,869	1,108,175
US Silica Holdings Inc	61,164	2,086,304
Westlake Chemical Corp	7,384	901,365

		10,249,374

Utilities - 1.9%

DTE Energy Co	17,034	1,130,887
Questar Corp	86,347	1,985,118

		3,116,005

Total Common Stocks (Cost $132,313,116)		165,479,245

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL MID-CAP EQUITY FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 1.0%

Money Market Fund - 1.0%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	1,609,268	$1,609,268

Total Short-Term Investment (Cost $1,609,268)		1,609,268

TOTAL INVESTMENTS - 99.9% (Cost $133,922,384)		167,088,513

OTHER ASSETS & LIABILITIES, NET - 0.1%		210,249

NET ASSETS - 100.0%		$167,298,762

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of December 31, 2013:

		Total Value at December 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$165,479,245	$165,479,245	$—	$—
	Short-Term Investment	1,609,268	1,609,268	—	—

	Total	$167,088,513	$167,088,513	$—	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL MID-CAP GROWTH FUND

Schedule of Investments

December 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.6%

Consumer Discretionary - 22.3%

Burberry Group PLC (United Kingdom)	39,700	$997,420
CarMax Inc *	36,180	1,701,184
Carter’s Inc	12,000	861,480
DSW Inc ‘A’	21,910	936,214
Dunkin' Brands Group Inc	37,020	1,784,364
Gentex Corp	46,910	1,547,561
Harman International Industries Inc	20,150	1,649,278
HomeAway Inc *	16,107	658,454
LKQ Corp *	53,800	1,770,020
Mattel Inc	25,020	1,190,452
Michael Kors Holdings Ltd (United Kingdom) *	10,000	811,900
Nordstrom Inc	13,780	851,604
Norwegian Cruise Line Holdings Ltd (Bermuda) *	40,194	1,425,681
Panera Bread Co ‘A’ *	1,540	272,103
Tumi Holdings Inc *	11,780	265,639
Ulta Salon Cosmetics & Fragrance Inc *	14,200	1,370,584
Under Armour Inc ‘A’ *	17,050	1,488,465

		19,582,403

Consumer Staples - 5.9%

Brown-Forman Corp ‘B’	12,360	934,045
Coty Inc ‘A’	53,540	816,485
Mead Johnson Nutrition Co	21,250	1,779,900
The Hain Celestial Group Inc *	17,851	1,620,514

		5,150,944

Energy - 6.7%

Cabot Oil & Gas Corp	29,850	1,156,986
Continental Resources Inc *	11,860	1,334,487
Dril-Quip Inc *	8,400	923,412
Patterson-UTI Energy Inc	44,350	1,122,942
Southwestern Energy Co *	33,210	1,306,149

		5,843,976

Financials - 8.4%

First Republic Bank	33,770	1,767,860
Northern Trust Corp	37,250	2,305,403
Oaktree Capital Group LLC	12,201	717,907
Signature Bank *	16,000	1,718,720
UMB Financial Corp	13,522	869,194

		7,379,084

Health Care - 12.9%

Acadia Healthcare Co Inc *	15,520	734,562
Alkermes PLC (Ireland) *	6,200	252,092
DENTSPLY International Inc	23,240	1,126,675
Henry Schein Inc *	14,840	1,695,618
Hologic Inc *	57,844	1,292,813
Intuitive Surgical Inc *	3,450	1,325,076
Medivation Inc *	13,317	849,891
Premier Inc ‘A’ *	23,336	857,831
Varian Medical Systems Inc *	22,752	1,767,603
Zimmer Holdings Inc	15,670	1,460,287

		11,362,448

Industrials - 17.5%

Expeditors International of Washington Inc	43,540	1,926,645
Fastenal Co	43,220	2,053,382
Flowserve Corp	11,630	916,793
Fortune Brands Home & Security Inc	40,351	1,844,041
Graco Inc	8,103	633,006
IDEX Corp	20,431	1,508,829
Joy Global Inc	18,490	1,081,480
Pall Corp	19,700	1,681,395
Polypore International Inc *	32,528	1,265,339

	Shares	Value
Stericycle Inc *	9,743	$1,131,844
Verisk Analytics Inc ‘A’ *	20,110	1,321,629

		15,364,383

Information Technology - 20.9%

ANSYS Inc *	14,520	1,266,144
Aruba Networks Inc *	49,780	891,062
Cavium Inc *	8,934	308,312
F5 Networks Inc *	15,263	1,386,796
Fusion-io Inc *	82,880	738,461
Microchip Technology Inc	48,640	2,176,640
NetApp Inc	26,930	1,107,900
OpenTable Inc *	10,310	818,305
ServiceNow Inc *	16,080	900,641
Skyworks Solutions Inc *	34,320	980,179
Solera Holdings Inc	18,147	1,284,082
Teradata Corp *	30,450	1,385,171
The Ultimate Software Group Inc *	3,410	522,480
Trimble Navigation Ltd *	38,940	1,351,218
Vantiv Inc ‘A’ *	48,420	1,578,976
WebMD Health Corp *	22,271	879,705
Zillow Inc ‘A’ *	9,460	773,166

		18,349,238

Materials - 1.0%

The Scotts Miracle-Gro Co ‘A’	14,473	900,510

Total Common Stocks (Cost $77,604,962)		83,932,986

PURCHASED OPTIONS - 0.0%

(See Note (a) in Notes to Schedule of Investments) (Cost $26,970)		19,695

SHORT-TERM INVESTMENT - 4.2%

Money Market Fund - 4.2%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	3,680,138	3,680,138

Total Short-Term Investment (Cost $3,680,138)		3,680,138

TOTAL INVESTMENTS - 99.8% (Cost $81,312,070)	87,632,819

OTHER ASSETS & LIABILITIES, NET - 0.2%		149,746

NET ASSETS - 100.0%	$87,782,565

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL MID-CAP GROWTH FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

Notes to Schedule of Investments

(a)	Purchased options outstanding as of December 31, 2013 were as follows:

Options on Securities

Description	Strike Price	Expiration Date	Counter- party	Number of Contracts	Cost	Value
Put - OTC Skyworks Solutions Inc	$26.00	02/21/14	MSC	303	$26,970	$19,695

Total Purchased Options					$26,970	$19,695

(b)	Transactions in written options for the nine-month period ended December 31, 2013 were as follows:

	Number of Contracts	Premium
Outstanding, March 31, 2013	-	$-
Call Options Written	303	22,725
Put Options Written	303	7,575

Outstanding, December 31, 2013	606	$30,300

(c)	Premium received and value of written options outstanding as of December 31, 2013 were as follows:

Options on Securities

Description	Strike Price	Expiration Date	Counter- party	Number of Contracts	Premium	Value
Call - OTC Skyworks Solutions Inc	$30.00	02/21/14	MSC	303	$22,725	($28,482)

Put - OTC Skyworks Solutions Inc	23.00	02/21/14	MSC	303	7,575	(6,060)

Total Written Options					$30,300	($34,542)

(d)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of December 31, 2013:

		Total Value at December 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$19,582,403	$18,584,983	$997,420	$—
	Consumer Staples	5,150,944	5,150,944	—	—
	Energy	5,843,976	5,843,976	—	—
	Financials	7,379,084	7,379,084	—	—
	Health Care	11,362,448	11,362,448	—	—
	Industrials	15,364,383	15,364,383	—	—
	Information Technology	18,349,238	18,349,238	—	—
	Materials	900,510	900,510	—	—

		83,932,986	82,935,566	997,420	—
	Short-Term Investment	3,680,138	3,680,138	—	—
	Derivatives:
	Equity Contracts
	Purchased Options	19,695	—	19,695	—

	Total Assets	87,632,819	86,615,704	1,017,115	—

Liabilities	Derivatives:
	Equity Contracts
	Written Options	(34,542)	—	(34,542)	—

	Total Liabilities	(34,542)	—	(34,542)	—

	Total	$87,598,277	$86,615,704	$982,573	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL SMALL-CAP GROWTH FUND

Schedule of Investments

December 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.2%

Consumer Discretionary - 18.4%

American Axle & Manufacturing Holdings Inc *	22,800	$466,260
ANN Inc *	12,450	455,172
Brunswick Corp	12,350	568,841
Buffalo Wild Wings Inc *	1,950	287,040
Cumulus Media Inc ‘A’ *	78,700	608,351
Domino’s Pizza Inc	8,400	585,060
DSW Inc ‘A’	11,850	506,350
Fiesta Restaurant Group Inc *	7,300	381,352
Fifth & Pacific Cos Inc *	19,250	617,347
Five Below Inc *	10,300	444,960
Grand Canyon Education Inc *	14,002	610,487
LeapFrog Enterprises Inc *	20,750	164,755
Life Time Fitness Inc *	9,970	468,590
Lions Gate Entertainment Corp (Canada)	15,550	492,313
Lumber Liquidators Holdings Inc *	3,850	396,127
Nexstar Broadcasting Group Inc ‘A’	11,150	621,390
Pier 1 Imports Inc	19,700	454,676
Six Flags Entertainment Corp	16,250	598,325
Sotheby’s	6,750	359,100
Taylor Morrison Home Corp ‘A’ *	18,750	420,938
Tenneco Inc *	7,050	398,819
The Children’s Place Retail Stores Inc *	5,530	315,044
Tupperware Brands Corp	5,925	560,090
Wolverine World Wide Inc	9,000	305,640

		11,087,027

Consumer Staples - 2.9%

B&G Foods Inc	15,750	534,082
The Hain Celestial Group Inc *	6,785	615,942
United Natural Foods Inc *	7,750	584,273

		1,734,297

Energy - 3.4%

Approach Resources Inc *	14,300	275,847
Bristow Group Inc	3,700	277,722
Hornbeck Offshore Services Inc *	5,750	283,072
Kodiak Oil & Gas Corp (Canada) *	28,400	318,364
Northern Oil & Gas Inc *	33,247	501,032
Rosetta Resources Inc *	8,300	398,732

		2,054,769

Financials - 8.0%

DuPont Fabros Technology Inc REIT	17,600	434,896
Financial Engines Inc	9,950	691,326
Fortress Investment Group LLC ‘A’	67,550	578,228
Jones Lang LaSalle Inc	5,150	527,308
MGIC Investment Corp *	64,200	541,848
Portfolio Recovery Associates Inc *	6,200	327,608
Sovran Self Storage Inc REIT	6,100	397,537
Synovus Financial Corp	189,750	683,100
WisdomTree Investments Inc *	34,500	610,995

		4,792,846

Health Care - 18.3%

Acadia Healthcare Co Inc *	6,250	295,812
ACADIA Pharmaceuticals Inc *	17,100	427,329
Aegerion Pharmaceuticals Inc *	4,250	301,580
Align Technology Inc *	10,250	585,786
Alnylam Pharmaceuticals Inc *	1,900	122,227
athenahealth Inc *	4,150	558,175
Auxilium Pharmaceuticals Inc *	15,153	314,273
Bluebird Bio Inc *	5,600	117,488
Celldex Therapeutics Inc *	16,200	392,202
Cepheid Inc *	11,800	551,296
Charles River Laboratories International Inc *	10,000	530,400
Cubist Pharmaceuticals Inc *	9,150	630,160

	Shares	Value
Endologix Inc *	33,200	$579,008
HealthSouth Corp	16,900	563,108
HMS Holdings Corp *	11,874	269,896
ICON PLC (Ireland) *	7,750	313,178
Insulet Corp *	16,270	603,617
Intercept Pharmaceuticals Inc *	1,500	102,420
Isis Pharmaceuticals Inc *	5,000	199,200
Molina Healthcare Inc *	11,950	415,262
Orexigen Therapeutics Inc *	42,500	239,275
Portola Pharmaceuticals Inc *	10,450	269,088
Puma Biotechnology Inc *	1,700	176,001
Questcor Pharmaceuticals Inc	6,200	337,590
Synageva BioPharma Corp *	5,450	352,724
Team Health Holdings Inc *	14,850	676,418
TearLab Corp *	13,550	126,557
Thoratec Corp *	9,670	353,922
Wright Medical Group Inc *	19,950	612,665

		11,016,657

Industrials - 14.2%

Actuant Corp ‘A’	15,395	564,073
Acuity Brands Inc	5,950	650,454
Alaska Air Group Inc	6,000	440,220
AO Smith Corp	10,750	579,855
Beacon Roofing Supply Inc *	13,400	539,752
Chart Industries Inc *	4,100	392,124
Esterline Technologies Corp *	2,980	303,841
Hexcel Corp *	13,000	580,970
Hub Group Inc ‘A’ *	14,400	574,272
On Assignment Inc *	20,150	703,638
Primoris Services Corp	19,250	599,253
RBC Bearings Inc *	5,015	354,811
Swift Transportation Co *	27,903	619,726
The ExOne Co *	9,400	568,324
The Middleby Corp *	1,650	395,950
Watts Water Technologies Inc ‘A’	10,700	662,009

		8,529,272

Information Technology - 24.9%

Applied Micro Circuits Corp *	24,350	325,803
ARRIS Group Inc *	27,548	671,207
Aruba Networks Inc *	19,800	354,420
Aspen Technology Inc *	16,850	704,330
Belden Inc	5,450	383,952
BroadSoft Inc *	11,100	303,474
Cognex Corp *	8,764	334,610
CommVault Systems Inc *	6,200	464,256
Control4 Corp *	8,300	146,910
Cornerstone OnDemand Inc *	12,050	642,747
CoStar Group Inc *	3,200	590,656
Cypress Semiconductor Corp *	38,850	407,925
Dealertrack Technologies Inc *	13,600	653,888
Demandware Inc *	8,350	535,402
E2open Inc *	14,000	334,740
FEI Co	5,200	464,672
Finisar Corp *	14,350	343,252
FleetMatics Group PLC (Ireland) *	11,600	501,700
Intersil Corp ‘A’	27,550	315,998
InterXion Holding NV (Netherlands) *	13,500	318,735
MAXIMUS Inc	13,050	574,069
Microsemi Corp *	24,500	611,276
Millennial Media Inc *	19,700	143,219
OpenTable Inc *	5,800	460,346
OSI Systems Inc *	8,000	424,880
Proofpoint Inc *	5,100	169,167
Ruckus Wireless Inc *	27,340	388,228
Semtech Corp *	15,900	401,952
SPS Commerce Inc *	5,000	326,500
Synchronoss Technologies Inc *	15,750	489,353
Textura Corp *	8,950	267,963

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL SMALL-CAP GROWTH FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

	Shares	Value
The Ultimate Software Group Inc *	2,800	$429,016
Trulia Inc *	11,250	396,788
VistaPrint NV (Netherlands) *	9,450	537,233
WEX Inc *	5,965	590,714

		15,009,381

Materials - 4.9%

Berry Plastics Group Inc *	14,552	346,192
Chemtura Corp *	19,350	540,252
Cytec Industries Inc	4,800	447,168
Eagle Materials Inc	7,350	569,112
Louisiana-Pacific Corp *	26,850	496,993
PolyOne Corp	15,925	562,949

		2,962,666

Telecommunication Services - 1.2%

Cogent Communications Group Inc	17,600	711,216

Total Common Stocks (Cost $42,073,898)		57,898,131

	Shares	Value
SHORT-TERM INVESTMENT - 4.0%

Money Market Fund - 4.0%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	2,404,538	$2,404,538

Total Short-Term Investment (Cost $2,404,538)		2,404,538

TOTAL INVESTMENTS - 100.2% (Cost $44,478,436)		60,302,669

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(117,462)

NET ASSETS - 100.0%		$60,185,207

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of December 31, 2013:

		Total Value at December 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Assets	Common Stocks (1)	$57,898,131	$57,898,131	$—	$—
	Short-Term Investment	2,404,538	2,404,538	—	—

	Total	$60,302,669	$60,302,669	$—	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL SMALL-CAP VALUE FUND

Schedule of Investments

December 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.3%

Consumer Discretionary - 8.1%

Aaron’s Inc	40,900	$1,202,459
Cinemark Holdings Inc	44,700	1,489,850
Cracker Barrel Old Country Store Inc	13,114	1,443,457
Group 1 Automotive Inc	17,700	1,257,053
Hillenbrand Inc	24,819	730,174
International Game Technology	84,437	1,533,375
Meredith Corp	5,490	284,382
Rent-A-Center Inc	15,702	523,505
Sonic Automotive Inc ‘A’	17,000	416,160
Sturm Ruger & Co Inc	17,865	1,305,753
The Buckle Inc	30,535	1,604,920

		11,791,088

Consumer Staples - 6.2%

Cal-Maine Foods Inc	17,900	1,078,117
Casey’s General Stores Inc	11,391	800,218
Harris Teeter Supermarkets Inc	23,300	1,149,855
Ingredion Inc	24,500	1,677,270
Sanderson Farms Inc	13,200	954,756
The Andersons Inc	18,409	1,641,531
Universal Corp	24,900	1,359,540
Weis Markets Inc	6,600	346,896

		9,008,183

Energy - 12.7%

Alliance Resource Partners LP	9,500	731,500
Bristow Group Inc	25,800	1,936,548
Calumet Specialty Products Partners LP	13,700	356,474
Cimarex Energy Co	9,600	1,007,136
CVR Energy Inc	32,300	1,402,789
Delek US Holdings Inc	10,300	354,423
Emerge Energy Services LP	3,876	171,824
Energen Corp	20,900	1,478,675
Ensign Energy Services Inc (Canada)	34,840	548,716
LinnCo LLC	45,696	1,407,894
Precision Drilling Corp (Canada)	167,100	1,565,727
ShawCor Ltd (Canada)	26,760	1,070,148
Ship Finance International Ltd (Bermuda)	66,357	1,086,928
Tidewater Inc	27,000	1,600,290
Western Refining Inc	43,660	1,851,621
World Fuel Services Corp	46,639	2,012,939

		18,583,632

Financials - 18.2%

Allied World Assurance Co Holdings AG (Switzerland)	11,459	1,292,690
American Financial Group Inc	25,000	1,443,000
Blackstone Mortgage Trust Inc ‘A’ REIT	13,100	355,403
Canadian Western Bank (Canada)	27,745	1,009,764
Cash America International Inc	30,706	1,176,040
Community Trust Bancorp Inc	4,300	194,188
First American Financial Corp	53,800	1,517,160
First Horizon National Corp	111,040	1,293,616
First Interstate Bancsystem Inc	5,524	156,716
First Merchants Corp	6,742	153,448
First Niagara Financial Group Inc	136,300	1,447,506
FirstMerit Corp	19,722	438,420
Franklin Street Properties Corp REIT	47,000	561,650
Fulton Financial Corp	109,768	1,435,765
Home Loan Servicing Solutions Ltd (Cayman)	52,500	1,205,925
Montpelier Re Holdings Ltd (Bermuda)	24,209	704,482
Old National Bancorp	57,800	888,386
Omega Healthcare Investors Inc REIT	37,400	1,114,520
Protective Life Corp	32,616	1,652,327
Raymond James Financial Inc	26,800	1,398,692
Retail Properties of America Inc ‘A’ REIT	68,044	865,520
Starwood Property Trust Inc REIT	48,500	1,343,450

	Shares	Value
Susquehanna Bancshares Inc	101,300	$1,300,692
Symetra Financial Corp	21,277	403,412
Trustmark Corp	18,004	483,227
Washington Federal Inc	52,131	1,214,131
Webster Financial Corp	43,130	1,344,793
WesBanco Inc	8,129	260,128

		26,655,051

Health Care - 6.4%

Owens & Minor Inc	40,200	1,469,712
PerkinElmer Inc	42,650	1,758,460
Select Medical Holdings Corp	43,420	504,106
STERIS Corp	37,953	1,823,642
Teleflex Inc	18,300	1,717,638
The Cooper Cos Inc	14,800	1,832,832
The Ensign Group Inc	4,583	202,889

		9,309,279

Industrials - 19.8%

Alliant Techsystems Inc	17,500	2,129,400
Applied Industrial Technologies Inc	11,800	579,262
AZZ Inc	12,800	625,408
Crane Co	28,700	1,930,075
Cubic Corp	9,400	495,004
Curtiss-Wright Corp	32,900	2,047,367
Elbit Systems Ltd (Israel)	6,500	394,745
Ennis Inc	14,300	253,110
GATX Corp	29,745	1,551,797
ITT Corp	43,023	1,868,059
KBR Inc	35,100	1,119,339
Kennametal Inc	35,600	1,853,692
Standex International Corp	5,967	375,205
TAL International Group Inc *	23,000	1,319,050
Textainer Group Holdings Ltd (Bermuda)	17,949	721,909
The Babcock & Wilcox Co	46,619	1,593,904
The Brink's Co	34,900	1,191,486
Trinity Industries Inc	35,417	1,930,935
Triumph Group Inc	24,500	1,863,715
UniFirst Corp	8,100	866,700
United Stationers Inc	7,895	362,302
Valmont Industries Inc	12,600	1,878,912
Werner Enterprises Inc	42,160	1,042,617
Westjet Airlines Ltd (Canada)	36,094	948,689

		28,942,682

Information Technology - 6.3%

AVX Corp	22,600	314,818
Belden Inc	30,000	2,113,500
Broadridge Financial Solutions Inc	39,841	1,574,516
Fair Isaac Corp	19,992	1,256,297
j2 Global Inc	25,427	1,271,604
Jabil Circuit Inc	59,700	1,041,168
Mentor Graphics Corp	66,202	1,593,482

		9,165,385

Materials - 14.2%

A Schulman Inc	23,400	825,084
AMCOL International Corp	13,752	467,293
American Vanguard Corp	4,300	104,447
Cabot Corp	30,300	1,557,420
Commercial Metals Co	89,140	1,812,216
HudBay Minerals Inc (Canada)	118,038	971,195
Innophos Holdings Inc	21,378	1,038,971
Methanex Corp (Canada)	33,200	1,966,768
Neenah Paper Inc	16,700	714,259
NewMarket Corp	4,600	1,537,090
Olin Corp	65,300	1,883,905
Rentech Nitrogen Partners LP	18,276	321,658
Rock Tenn Co ‘A’	10,800	1,134,108
Royal Gold Inc	27,630	1,272,914

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL SMALL-CAP VALUE FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

	Shares	Value
Sensient Technologies Corp	5,111	$247,986
Silgan Holdings Inc	20,238	971,829
Sonoco Products Co	38,270	1,596,624
Steel Dynamics Inc	83,000	1,621,820
Stepan Co	10,527	690,887

		20,736,474

Utilities - 3.4%

El Paso Electric Co	22,140	777,335
Great Plains Energy Inc	63,100	1,529,544
IDACORP Inc	26,533	1,375,471
UGI Corp	29,500	1,223,070

		4,905,420

Total Common Stocks (Cost $98,150,681)		139,097,194

SHORT-TERM INVESTMENT - 6.1%

Money Market Fund - 6.1%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	8,915,901	8,915,901

Total Short-Term Investment (Cost $8,915,901)		8,915,901

TOTAL INVESTMENTS - 101.4% (Cost $107,066,582)		148,013,095

OTHER ASSETS & LIABILITIES, NET - (1.4%)		(2,011,852)

NET ASSETS - 100.0%		$146,001,243

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of December 31, 2013:

		Total Value at December 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$139,097,194	$139,097,194	$—	$—
	Short-Term Investment	8,915,901	8,915,901	—	—

	Total	$148,013,095	$148,013,095	$—	$—

(1) For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL REAL ESTATE FUND

Schedule of Investments

December 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.7%

Consumer Discretionary - 1.9%

Starwood Hotels & Resorts Worldwide Inc	15,907	$1,263,812

Financials - 92.8%

Acadia Realty Trust REIT	10,133	251,602
Alexandria Real Estate Equities Inc REIT	9,210	585,940
American Campus Communities Inc REIT	9,930	319,845
American Homes 4 Rent ‘A’ REIT	3,380	54,756
Apartment Investment & Management Co ‘A’ REIT	706	18,293
Ashford Hospitality Prime Inc REIT	4,924	89,617
Ashford Hospitality Trust Inc REIT	24,620	203,854
AvalonBay Communities Inc REIT	31,119	3,679,199
Boston Properties Inc REIT	24,319	2,440,898
BRE Properties Inc REIT	3,251	177,862
Brookfield Office Properties Inc (Canada)	27,194	523,485
Camden Property Trust REIT	28,484	1,620,170
CBL & Associates Properties Inc REIT	5,300	95,188
Cousins Properties Inc REIT	42,338	436,081
DCT Industrial Trust Inc REIT	92,933	662,612
DDR Corp REIT	23,560	362,117
Duke Realty Corp REIT	32,180	483,987
Equity Lifestyle Properties Inc REIT	25,468	922,706
Equity Residential REIT	119,262	6,186,120
Essex Property Trust Inc REIT	796	114,234
Federal Realty Investment Trust REIT	6,408	649,835
Forest City Enterprises Inc ‘A’ *	48,191	920,448
General Growth Properties Inc REIT	130,873	2,626,621
HCP Inc REIT	70,408	2,557,219
Health Care REIT Inc	6,850	366,955
Healthcare Realty Trust Inc REIT	28,969	617,329
Host Hotels & Resorts Inc REIT	250,362	4,867,037
Hudson Pacific Properties Inc REIT	19,310	422,310
Lexington Realty Trust REIT	2,730	27,873
Liberty Property Trust REIT	5,740	194,414
Mack-Cali Realty Corp REIT	39,085	839,546
National Retail Properties Inc REIT	15,870	481,337
Plum Creek Timber Co Inc REIT	2,389	111,112
Post Properties Inc REIT	720	32,566
Prologis Inc REIT	43,731	1,615,860
PS Business Parks Inc REIT	3,621	276,717
Public Storage REIT	21,637	3,256,801
Realty Income Corp REIT	7,261	271,053

	Shares	Value
Regency Centers Corp REIT	50,556	$2,340,743
Rexford Industrial Realty Inc REIT	6,000	79,200
Senior Housing Properties Trust REIT	50,077	1,113,212
Simon Property Group Inc REIT	62,834	9,560,821
Sovran Self Storage Inc REIT	1,042	67,907
Taubman Centers Inc REIT	11,474	733,418
The Macerich Co REIT	34,050	2,005,205
Ventas Inc REIT	29,020	1,662,266
Vornado Realty Trust REIT	46,606	4,138,147
Winthrop Realty Trust REIT	3,867	42,730

		61,107,248

Total Common Stocks (Cost $44,781,800)		62,371,060

SHORT-TERM INVESTMENT - 5.5%

Money Market Fund - 5.5%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	3,604,380	3,604,380

Total Short-Term Investment (Cost $3,604,380)		3,604,380

TOTAL INVESTMENTS - 100.2% (Cost $48,386,180)		65,975,440

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(142,724)

NET ASSETS - 100.0%		$65,832,716

Notes to Schedule of Investments

(a)	As of December 31, 2013, the fund was diversified by property sector as a percentage of net assets as follows:

Retail	29.4%
Specialized	22.7%
Residential	19.9%
Diversified	7.7%
Office	7.3%
Industrial	3.6%
Others (each less than 3.0%)	4.1%

	94.7%
Short-Term Investment	5.5%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of December 31, 2013:

		Total Value at December 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	L evel 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$62,371,060	$62,371,060	$—	$—
	Short-Term Investment	3,604,380	3,604,380	—	—

	Total	$65,975,440	$65,975,440	$—	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL EMERGING MARKETS FUND

Schedule of Investments

December 31, 2013 (Unaudited)

	Shares	Value
WARRANTS - 0.1%

Malaysia - 0.1%

Genting Bhd Strike @ MYR 7.96 Exp 12/18/18 *	137,750	$131,631

Total Warrants (Cost $64,905)		131,631

PREFERRED STOCKS - 4.1%

Brazil - 3.1%

Banco Bradesco SA ADR	84,310	1,056,404
Lojas Americanas SA	259,846	1,741,191
Petroleo Brasileiro SA ADR	128,600	1,889,134

		4,686,729

Colombia - 1.0%

Banco Davivienda SA	48,627	596,122
Bancolombia SA ADR	10,790	528,926
Cementos Argos SA	67,388	340,528

		1,465,576

Total Preferred Stocks (Cost $6,345,310)		6,152,305

COMMON STOCKS - 89.2%

Bermuda - 0.7%

Jardine Strategic Holdings Ltd	33,008	1,058,273

Brazil - 6.4%

AMBEV SA ADR *	63,000	463,050
B2W Cia Digital *	43,081	279,285
BM&FBovespa SA	462,516	2,170,851
Diagnosticos da America SA	101,800	628,445
Embraer SA ADR	33,830	1,088,649
Estacio Participacoes SA	149,900	1,299,335
Kroton Educacional SA	74,831	1,245,333
MRV Engenharia e Participacoes SA	65,500	234,195
Natura Cosmeticos SA	77,900	1,369,694
Sul America SA	104,235	653,612

		9,432,449

Cayman - 15.2%

Baidu Inc ADR *	43,550	7,746,674
Ctrip.com International Ltd ADR *	28,150	1,396,803
Eurasia Drilling Co Ltd GDR (LI) ~	15,410	694,066
Home Inns & Hotels Management Inc ADR *	15,870	692,567
New Oriental Education & Technology Group Inc ADR	72,440	2,281,860
SOHO China Ltd	851,000	733,892
Tencent Holdings Ltd	71,800	4,613,130
Tingyi Cayman Islands Holding Corp	818,000	2,374,079
Want Want China Holdings Ltd	898,000	1,303,511
Youku Tudou Inc ADR *	23,480	711,444

		22,548,026

Chile - 0.8%

Cencosud SA	341,610	1,238,941

China - 1.9%

China Life Insurance Co Ltd ‘H’	3,000	9,461
China Oilfield Services Ltd ‘H’	150,000	468,907
Shandong Weigao Group Medical Polymer Co Ltd ‘H’	653,000	885,649

	Shares	Value
Sinopharm Group Co Ltd ‘H’	352,200	$1,018,162
Tsingtao Brewery Co Ltd ‘H’	58,000	492,973

		2,875,152

Colombia - 0.9%

Almacenes Exito SA	41,109	639,000
Almacenes Exito SA GDR ~	42,400	658,387

		1,297,387

Denmark - 1.9%

Carlsberg AS ‘B’	25,017	2,779,182

Egypt - 0.5%

Commercial International Bank SAE	168,504	788,133

France - 2.3%

LVMH Moet Hennessy Louis Vuitton SA	8,300	1,519,412
Pernod Ricard SA	15,980	1,824,588

		3,344,000

Hong Kong - 4.8%

AIA Group Ltd	294,000	1,482,152
CNOOC Ltd	930,000	1,739,637
Hang Lung Group Ltd	110,000	556,186
Hang Lung Properties Ltd	713,000	2,265,127
Hong Kong Exchanges & Clearing Ltd	62,078	1,040,220

		7,083,322

India - 12.4%

Ambuja Cements Ltd	227,973	673,888
Apollo Hospitals Enterprise Ltd	44,047	675,279
Asian Paints Ltd	83,830	667,147
Cipla Ltd	116,077	754,766
Colgate-Palmolive India Ltd	27,737	607,146
DLF Ltd	276,047	750,931
HDFC Bank Ltd ADR	31,300	1,077,972
Hindustan Unilever Ltd	28,946	268,435
Housing Development Finance Corp	235,669	3,048,623
ICICI Bank Ltd ADR	49,120	1,825,790
Infosys Ltd	54,406	3,069,217
Marico Kaya Enterprises Ltd * +	1,992	123
Marico Ltd	100,581	352,595
Tata Consultancy Services Ltd	37,382	1,315,133
Ultratech Cement Ltd	36,584	1,048,616
United Spirits Ltd	14,962	632,903
Zee Entertainment Enterprises Ltd	357,091	1,602,934

		18,371,498

Indonesia - 2.0%

P.T. Astra International Tbk	3,193,500	1,793,108
P.T. Indocement Tunggal Prakarsa Tbk	317,000	522,635
P.T. Semen Indonesia Persero Tbk	360,500	421,970
P.T. Unilever Indonesia Tbk	121,500	260,579

		2,998,292

Italy - 1.9%

Prada SPA	244,600	2,180,999
Salvatore Ferragamo SPA	14,866	567,345

		2,748,344

Luxembourg - 1.5%

Tenaris SA ADR	49,760	2,174,014

Malaysia - 1.2%

Genting Bhd	568,500	1,783,948

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL EMERGING MARKETS FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

	Shares	Value
Mexico - 5.3%

America Movil SAB de CV ‘L’ ADR	118,770	$2,775,655
Fomento Economico Mexicano SAB de CV	195,173	1,889,620
Grupo Financiero Banorte SAB de CV ‘O’	63,350	443,181
Grupo Financiero Inbursa SAB de CV ‘O’	310,579	878,703
Grupo Televisa SAB ADR	59,980	1,814,995

		7,802,154

Netherlands - 2.8%

Heineken NV	13,524	915,749
Yandex NV ‘A’ *	75,760	3,269,044

		4,184,793

Nigeria - 0.9%

Guaranty Trust Bank PLC	1,845,063	314,105
Nigerian Breweries PLC	601,959	631,878
Zenith Bank PLC	2,505,683	427,196

		1,373,179

Panama - 0.2%

InRetail Peru Corp *	17,400	276,660

Philippines—1.8%

Jollibee Foods Corp	194,060	757,365
SM Investments Corp	62,545	1,004,902
SM Prime Holdings Inc	2,761,070	914,682

		2,676,949

Russia - 5.2%

Alrosa AO	670,272	888,110
Magnit OJSC (RTS)	11,399	3,202,297
NovaTek OAO GDR (LI)	26,500	3,629,326

		7,719,733

Singapore - 0.4%

CapitaMalls Asia Ltd	385,000	599,875

South Africa - 1.1%

MTN Group Ltd	75,573	1,571,573
Shoprite Holdings Ltd	1,027	16,164

		1,587,737

South Korea - 1.5%

NAVER Corp *	2,383	1,642,263
Shinsegae Co Ltd *	2,658	637,265

		2,279,528

Switzerland - 1.1%

Cie Financiere Richemont SA ‘A’	16,066	1,607,707

Taiwan - 2.0%

Taiwan Semiconductor Manufacturing Co Ltd	817,995	2,882,236

Thailand - 0.9%

CP ALL PCL	1,020,500	1,304,352

Turkey - 2.7%

Anadolu Efes Biracilik Ve Malt Sanayii AS	64,013	693,337
BIM Birlesik Magazalar AS	32,650	660,425
Haci Omer Sabanci Holding AS	383,139	1,540,907
Turkiye Garanti Bankasi AS	224,077	728,231
Ulker Biskuvi Sanayi AS	53,003	375,953

		3,998,853

	Shares	Value
United Arab Emirates - 0.9%

DP World Ltd	12,901	$228,477
DP World Ltd (LI)	65,554	1,154,443

		1,382,920

United Kingdom - 7.5%

Anglo American PLC	25,182	553,411
BG Group PLC	69,090	1,488,915
Diageo PLC	33,087	1,092,910
Genel Energy PLC *	39,470	704,537
Glencore Xstrata PLC *	501,450	2,606,814
SABMiller PLC	25,840	1,328,550
Tullow Oil PLC	130,220	1,849,151
Unilever PLC	36,568	1,499,963

		11,124,251

United States - 0.5%

MercadoLibre Inc	7,240	780,400

Total Common Stocks (Cost $101,195,294)		132,102,288

SHORT-TERM INVESTMENT - 6.9%

Money Market Fund - 6.9%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	10,232,136	10,232,136

Total Short-Term Investment (Cost $10,232,136)		10,232,136

TOTAL INVESTMENTS - 100.3% (Cost $117,837,645)		148,618,360

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(485,932)

NET ASSETS - 100.0%		$148,132,428

Notes to Schedule of Investments

(a)	As of December 31, 2013, the fund was diversified as a percentage of net assets as follows:

Consumer Staples	19.8%
Information Technology	17.6%
Financials	16.5%
Consumer Discretionary	15.8%
Energy	9.9%
Short-Term Investment	6.9%
Materials	5.2%
Industrials	3.0%
Others (each less than 3.0%)	5.6%

	100.3%
Other Assets & Liabilities, Net	(0.3%	)

	100.0%

(b)	An investment with a value of $123 or less than 0.1% of the fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or to the Board.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL EMERGING MARKETS FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of December 31, 2013:

		Total Value at December 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants (1)	$131,631	$131,631	$—	$—
	Preferred Stocks				—
	Brazil	4,686,729	2,945,538	1,741,191	—
	Colombia	1,465,576	528,926	936,650	—

		6,152,305	3,474,464	2,677,841
	Common Stocks
	Bermuda	1,058,273	—	1,058,273	—
	Brazil	9,432,449	1,551,699	7,880,750	—
	Cayman	22,548,026	13,523,414	9,024,612	—
	Chile	1,238,941	—	1,238,941	—
	China	2,875,152	—	2,875,152	—
	Colombia	1,297,387	639,000	658,387	—
	Denmark	2,779,182	—	2,779,182	—
	Egypt	788,133	788,133	—	—
	France	3,344,000	—	3,344,000	—
	Hong Kong	7,083,322	—	7,083,322	—
	India	18,371,498	2,903,762	15,467,613	123
	Indonesia	2,998,292	—	2,998,292	—
	Italy	2,748,344	—	2,748,344	—
	Luxembourg	2,174,014	2,174,014	—	—
	Malaysia	1,783,948	—	1,783,948	—
	Mexico	7,802,154	7,802,154	—	—
	Netherlands	4,184,793	3,269,044	915,749	—
	Nigeria	1,373,179	1,373,179	—	—
	Panama	276,660	276,660	—	—
	Philippines	2,676,949	—	2,676,949	—
	Russia	7,719,733	—	7,719,733	—
	Singapore	599,875	—	599,875	—
	South Africa	1,587,737	—	1,587,737	—
	South Korea	2,279,528	—	2,279,528	—
	Switzerland	1,607,707	—	1,607,707	—
	Taiwan	2,882,236	—	2,882,236	—
	Thailand	1,304,352	—	1,304,352	—
	Turkey	3,998,853	—	3,998,853	—
	United Arab Emirates	1,382,920	228,477	1,154,443	—
	United Kingdom	11,124,251	—	11,124,251	—
	United States	780,400	780,400	—	—

		132,102,288	35,309,936	96,792,229	123
	Short-Term Investment	10,232,136	10,232,136	—	—

	Total	$148,618,360	$49,148,167	$99,470,070	$123

During the nine-month period ended December 31, 2013, investments with a total aggregate value of $12,015,327 were transferred from Level 1 to Level 2 due to valuation adjustments made to exchange-traded prices as a result of market movements following the close of local trading. During the same period, investments with a total aggregate value of $4,472,116 were transferred from Level 2 to Level 1 due to the removal of valuation adjustments made to exchange-traded prices as a result of market movements following the close of local trading.

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL INTERNATIONAL LARGE-CAP FUND

Schedule of Investments

December 31, 2013 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.9%

Brazil - 0.9%

Itau Unibanco Holding SA ADR	152,376	$2,067,742

Total Preferred Stocks (Cost $2,270,662)		2,067,742

COMMON STOCKS - 98.3%

Bermuda - 1.2%

Li & Fung Ltd	2,286,400	2,954,540

Brazil - 0.5%

BM&FBovespa SA	267,437	1,255,234

Canada - 3.9%

Canadian National Railway Co	97,290	5,547,476
Shoppers Drug Mart Corp	24,970	1,367,855
Valeant Pharmaceuticals International Inc *	22,150	2,600,410

		9,515,741

Czech Republic - 0.2%

Komercni Banka AS	1,778	396,913

France - 12.7%

Air Liquide SA	35,249	4,996,970
Danone	64,961	4,686,351
Dassault Systemes	10,393	1,291,385
GDF Suez	84,053	1,983,478
Legrand SA	51,626	2,846,928
LVMH Moet Hennessy Louis Vuitton SA	26,374	4,828,069
Pernod Ricard SA	40,004	4,567,636
Schneider Electric SA	61,403	5,389,448

		30,590,265

Germany - 12.1%

Bayer AG	72,261	10,137,781
Beiersdorf AG	37,927	3,850,555
Linde AG	26,978	5,650,220
Merck KGaA	23,166	4,173,844
MTU Aero Engines AG	9,530	936,066
SAP AG	51,724	4,434,837

		29,183,303

Hong Kong - 2.0%

AIA Group Ltd	604,800	3,048,998
China Unicom Hong Kong Ltd	1,152,000	1,729,328

		4,778,326

India - 1.5%

ICICI Bank Ltd ADR	99,742	3,707,410

Israel - 0.6%

Check Point Software Technologies Ltd *	22,612	1,458,926

Italy - 0.5%

Saipem SPA	54,693	1,180,728

Japan - 12.4%

Canon Inc	9,250	294,431
Denso Corp	99,500	5,260,862

	Shares	Value
FANUC Corp	15,900	$2,915,688
Honda Motor Co Ltd	140,400	5,790,490
Hoya Corp	129,700	3,609,807
Inpex Corp	238,500	3,057,943
Japan Tobacco Inc	54,600	1,776,525
Kyocera Corp	44,800	2,240,885
Lawson Inc	21,100	1,579,383
Rinnai Corp	500	38,969
Shin-Etsu Chemical Co Ltd	56,600	3,309,586

		29,874,569

Netherlands - 8.2%

Akzo Nobel NV	51,174	3,970,519
Heineken NV	75,575	5,117,403
ING Groep NV CVA *	375,462	5,250,353
Randstad Holding NV	82,483	5,355,686

		19,693,961

Russia - 0.5%

Sberbank of Russia ADR	88,711	1,115,097

Singapore - 1.6%

DBS Group Holdings Ltd	217,000	2,949,441
Singapore Telecommunications Ltd	334,380	971,910

		3,921,351

South Korea - 0.9%

Samsung Electronics Co Ltd	1,724	2,253,260

Spain - 2.2%

Amadeus IT Holding SA ‘A’	93,033	3,985,000
Banco Santander SA	133,781	1,207,286

		5,192,286

Sweden - 1.2%

Hennes & Mauritz AB ‘B’	60,434	2,792,687

Switzerland - 10.8%

Julius Baer Group Ltd	73,292	3,534,102
Kuehne + Nagel International AG	10,957	1,441,067
Nestle SA	109,842	8,063,276
Roche Holding AG	15,383	4,312,116
Sonova Holding AG	14,108	1,901,841
Swiss Re AG	25,753	2,380,462
UBS AG (XVTX)	231,716	4,414,264

		26,047,128

Taiwan - 2.3%

Hon Hai Precision Industry Co Ltd	711,088	1,913,972
Taiwan Semiconductor Manufacturing Co Ltd ADR	207,438	3,617,719

		5,531,691

United Kingdom - 21.5%

Barclays PLC	898,014	4,063,168
BG Group PLC	189,082	4,074,786
Compass Group PLC	400,903	6,428,041
Delphi Automotive PLC	29,698	1,785,741
Diageo PLC	135,709	4,482,657
Hays PLC	639,666	1,376,501
HSBC Holdings PLC (LI)	613,658	6,730,568
Reckitt Benckiser Group PLC	50,171	3,994,468
Rio Tinto PLC	78,797	4,446,499
Smiths Group PLC	124,695	3,066,276
Standard Chartered PLC	227,916	5,135,387
WPP PLC	275,280	6,317,130

		51,901,222

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL INTERNATIONAL LARGE-CAP FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

	Shares	Value
United States - 1.5%

NCR Corp *	27,220	$927,113
Yum! Brands Inc	36,650	2,771,108

		3,698,221

Total Common Stocks (Cost $157,808,455)		237,042,859

	Principal Amount

SHORT-TERM INVESTMENTS - 0.8%

Commercial Paper - 0.8%

General Electric 0.040% due 01/02/14	$1,848,000	1,847,998

		1,847,998

	Shares

Money Market Fund - 0.0%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	41,324	41,324

		41,324

Total Short-Term Investments (Cost $1,889,322)		1,889,322

TOTAL INVESTMENTS - 100.0% (Cost $161,968,439)		240,999,923

OTHER ASSETS & LIABILITIES, NET - 0.0%		55,753

NET ASSETS - 100.0%		$241,055,676

Notes to Schedule of Investments

(a)	As of December 31, 2013, the fund was diversified as a percentage of net assets as follows:

Financials	19.7%
Consumer Staples	16.3%
Consumer Discretionary	16.1%
Industrials	12.0%
Information Technology	10.7%
Health Care	9.6%
Materials	9.4%
Energy	3.5%
Others (each less than 3.0%)	2.7%

100.0%
Other Assets & Liabilities, Net	0.0%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL INTERNATIONAL LARGE-CAP FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of December 31, 2013:

		Total Value at December 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks (1)	$2,067,742	$2,067,742	$—	$—
	Common Stocks
	Bermuda	2,954,540	—	2,954,540	—
	Brazil	1,255,234	—	1,255,234	—
	Canada	9,515,741	9,515,741	—	—
	Czech Republic	396,913	—	396,913	—
	France	30,590,265	—	30,590,265	—
	Germany	29,183,303	—	29,183,303	—
	Hong Kong	4,778,326	—	4,778,326	—
	India	3,707,410	3,707,410	—	—
	Israel	1,458,926	1,458,926	—	—
	Italy	1,180,728	—	1,180,728	—
	Japan	29,874,569	—	29,874,569	—
	Netherlands	19,693,961	—	19,693,961	—
	Russia	1,115,097	1,115,097	—	—
	Singapore	3,921,351	—	3,921,351	—
	South Korea	2,253,260	—	2,253,260	—
	Spain	5,192,286	—	5,192,286	—
	Sweden	2,792,687	—	2,792,687	—
	Switzerland	26,047,128	—	26,047,128	—
	Taiwan	5,531,691	3,617,719	1,913,972	—
	United Kingdom	51,901,222	1,785,741	50,115,481	—
	United States	3,698,221	3,698,221	—	—

		237,042,859	24,898,855	212,144,004	—
	Short-Term Investments	1,889,322	41,324	1,847,998	—

	Total	$240,999,923	$27,007,921	$213,992,002	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL INTERNATIONAL VALUE FUND

Schedule of Investments

December 31, 2013 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Spain - 0.0%

Repsol SA * Exp 01/06/14	68,043	$46,429

Total Rights (Cost $37,814)		46,429

PREFERRED STOCKS - 1.4%

Germany - 1.4%

Volkswagen AG	8,623	2,422,650

Total Preferred Stocks (Cost $1,523,573)		2,422,650

COMMON STOCKS - 97.4%

Australia - 2.1%

Australia & New Zealand Banking Group Ltd	103,899	2,991,028
Goodman Group REIT	213,102	902,554

		3,893,582

Belgium - 1.3%

Solvay SA	15,075	2,386,128

Brazil - 0.5%

Cia Energetica de Minas Gerais ADR	119,046	927,367

Canada - 0.4%

First Quantum Minerals Ltd	43,122	776,988

China - 1.7%

China Construction Bank Corp ‘H’	1,826,000	1,386,670
China Shenhua Energy Co Ltd ‘H’	517,500	1,642,159

		3,028,829

Denmark - 1.1%

Danske Bank AS *	83,985	1,933,642

Finland - 1.1%

UPM-Kymmene OYJ	123,453	2,088,672

France - 13.2%

AXA SA	129,963	3,625,097
BNP Paribas SA	58,028	4,543,768
Cie de St-Gobain	56,036	3,097,220
Electricite de France	48,380	1,713,261
GDF Suez	59,709	1,409,010
Lafarge SA	29,188	2,196,438
Publicis Groupe SA	16,031	1,471,616
Schneider Electric SA	22,094	1,939,228
Societe Generale SA	15,581	909,895
Sodexo	20,906	2,122,832
Suez Environnement Co	51,358	920,347

		23,948,712

Germany - 9.6%

Allianz SE	10,145	1,819,752
BASF SE	28,884	3,080,053
Bayer AG	28,944	4,060,668

	Shares	Value
Daimler AG	37,491	$3,245,265
Deutsche Telekom AG	193,839	3,315,279
Metro AG	39,311	1,904,008

		17,425,025

Hong Kong - 2.9%

China Overseas Land & Investment Ltd	468,000	1,321,871
Hutchison Whampoa Ltd	193,000	2,636,390
Wharf Holdings Ltd	165,000	1,263,252

		5,221,513

India - 0.7%

ICICI Bank Ltd ADR	32,001	1,189,477

Italy - 3.4%

Assicurazioni Generali SPA	45,086	1,071,512
Eni SPA	158,352	3,828,904
UniCredit SPA	165,947	1,235,696

		6,136,112

Japan - 22.2%

Bridgestone Corp	42,400	1,607,402
Daiwa House Industry Co Ltd	94,000	1,819,863
East Japan Railway Co	25,500	2,035,063
Hitachi Ltd	392,000	2,972,046
Honda Motor Co Ltd	59,400	2,449,823
Japan Tobacco Inc	66,300	2,157,209
Kawasaki Heavy Industries Ltd	370,000	1,555,289
KDDI Corp	28,100	1,733,055
Mitsubishi UFJ Financial Group Inc	659,100	4,358,008
Mitsui Fudosan Co Ltd	32,000	1,154,311
Nitto Denko Corp	26,800	1,134,558
Nomura Holdings Inc	225,000	1,741,385
ORIX Corp	182,400	3,213,019
Ricoh Co Ltd	108,000	1,152,452
Seven & I Holdings Co Ltd	60,000	2,389,499
Sumitomo Electric Industries Ltd	108,500	1,813,160
Sumitomo Mitsui Financial Group Inc	63,300	3,268,908
Toyota Motor Corp	37,000	2,251,541
Yamato Holdings Co Ltd	68,800	1,392,823

		40,199,414

Netherlands - 2.8%

European Aeronautic Defence & Space Co NV	27,340	2,107,319
ASML Holding NV	9,798	920,086
ING Groep NV CVA *	146,918	2,054,459

		5,081,864

Norway - 1.0%

Telenor ASA	72,805	1,738,569

South Korea - 0.9%

Samsung Electronics Co Ltd	1,306	1,706,936

Spain - 0.9%

Repsol SA	68,043	1,719,195

Sweden - 3.1%

Electrolux AB ‘B’	64,644	1,701,836
Nordea Bank AB	137,283	1,858,954
Telefonaktiebolaget LM Ericsson ‘B’	169,979	2,081,508

		5,642,298

Switzerland - 6.0%

Novartis AG	42,883	3,431,946
Roche Holding AG	7,020	1,967,825

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

	Shares	Value
Swiss Re AG	43,271	$3,999,727
UBS AG	74,332	1,416,048

		10,815,546

United Kingdom - 22.5%

AstraZeneca PLC	31,346	1,859,330
Barclays PLC	491,516	2,223,921
BG Group PLC	101,931	2,196,650
BP PLC	267,638	2,168,084
Centrica PLC	160,779	925,939
HSBC Holdings PLC	567,337	6,222,522
InterContinental Hotels Group PLC	70,635	2,376,723
Kingfisher PLC	226,178	1,445,931
Pearson PLC	69,585	1,545,598
Prudential PLC	135,749	3,038,217
Rio Tinto PLC	51,149	2,886,328
Royal Dutch Shell PLC ‘A’	133,596	4,798,035
SABMiller PLC	31,118	1,599,916
Tullow Oil PLC	62,603	888,976
Vodafone Group PLC	1,675,305	6,585,785

		40,761,955

Total Common Stocks (Cost $138,456,467)		176,621,824

SHORT-TERM INVESTMENT - 1.3%

Money Market Fund - 1.3%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	2,399,240	2,399,240

Total Short-Term Investment (Cost $2,399,240)		2,399,240

TOTAL INVESTMENTS - 100.1% (Cost $142,417,094)		181,490,143

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(104,281)

NET ASSETS - 100.0%		$181,385,862

Notes to Schedule of Investments

(a)	As of December 31, 2013, the fund was diversified as a percentage of net assets as follows:

Financials	33.4%
Consumer Discretionary	12.6%
Energy	9.5%
Industrials	9.3%
Materials	7.9%
Telecommunication Services	7.4%
Health Care	6.2%
Information Technology	4.8%
Consumer Staples	4.5%
Utilities	3.2%
Others (each less than 3.0%)	1.3%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

(b)	Forward foreign currency contracts outstanding as of December 31, 2013 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	10,183,639	USD	9,588,314	02/14	RBC	($517,133)
CHF	4,895,072	USD	5,380,146	02/14	BRC	108,681
CHF	515,160	USD	565,924	02/14	UBS	11,723
EUR	324,272	GBP	269,303	02/14	HSB	249
EUR	327,416	GBP	274,913	02/14	SSB	(4,714)
EUR	259,418	JPY	36,049,919	02/14	SGN	14,493
EUR	557,705	USD	767,797	02/14	ANZ	(577)
EUR	1,885,075	USD	2,570,581	02/14	GSC	22,669
EUR	414,060	USD	559,714	02/14	HSB	9,897
EUR	1,104,199	USD	1,500,844	02/14	SGN	18,174
EUR	1,500,990	USD	2,045,653	02/14	SSB	19,220
EUR	555,601	USD	764,972	02/14	WBC	(646)
GBP	276,542	EUR	326,604	02/14	WBC	8,528
GBP	1,390,652	USD	2,228,554	02/14	RBS	73,736
GBP	327,765	USD	526,013	02/14	SSB	16,617
GBP	408,472	USD	653,184	02/14	TDB	23,061
JPY	36,113,057	EUR	253,694	02/14	CIT	(6,019)
JPY	79,275,057	USD	773,894	02/14	SGN	(20,984)
SEK	7,257,956	USD	1,112,429	02/14	BRC	15,291
SGD	3,408,646	USD	2,746,992	02/14	TDB	(45,898)
USD	572,948	CAD	598,244	02/14	WBC	10,268
USD	364,937	CHF	327,527	02/14	HSB	(2,317)
USD	384,356	CHF	353,454	02/14	SSB	(11,970)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	658,567	EUR	490,364	02/14	BRC	($16,014)
USD	356,769	EUR	262,246	02/14	HSB	(3,997)
USD	476,546	EUR	353,628	02/14	SSB	(9,931)
USD	13,473,790	EUR	9,959,806	02/14	WBC	(227,659)
USD	1,215,451	GBP	746,133	02/14	BRC	(19,808)
USD	1,304,109	GBP	802,064	02/14	GSC	(23,745)
USD	592,838	GBP	362,404	02/14	SGN	(7,139)
USD	1,427,009	GBP	872,916	02/14	SSB	(18,145)
USD	506,712	GBP	313,957	02/14	WBC	(13,059)
USD	2,941,879	HKD	22,803,127	02/14	WBC	1,074
USD	533,378	JPY	54,273,878	02/14	ANZ	17,915
USD	434,441	JPY	43,787,805	02/14	BRC	18,569
USD	389,959	JPY	38,996,485	02/14	HSB	19,592
USD	1,045,341	JPY	107,345,414	02/14	RBS	25,834
USD	1,938,369	JPY	190,340,056	02/14	SSB	130,626
USD	300,271	NOK	1,792,668	02/14	WBC	5,112
USD	569,710	SEK	3,727,014	02/14	HSB	(9,383)

Total Forward Foreign Currency Contracts						($387,809)

(c)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of December 31, 2013:

		Total Value at December 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Assets	Rights (1)	$46,429	$46,429	$—	$—
	Preferred Stocks (1)	2,422,650	—	2,422,650	—
	Common Stocks
	Australia	3,893,582	—	3,893,582	—
	Belgium	2,386,128	—	2,386,128	—
	Brazil	927,367	927,367	—	—
	Canada	776,988	776,988	—	—
	China	3,028,829	—	3,028,829	—
	Denmark	1,933,642		1,933,642
	Finland	2,088,672	—	2,088,672	—
	France	23,948,712	—	23,948,712	—
	Germany	17,425,025	—	17,425,025	—
	Hong Kong	5,221,513	—	5,221,513	—
	India	1,189,477	1,189,477	—	—
	Italy	6,136,112	—	6,136,112	—
	Japan	40,199,414	—	40,199,414	—
	Netherlands	5,081,864	—	5,081,864	—
	Norway	1,738,569	—	1,738,569	—
	South Korea	1,706,936	—	1,706,936	—
	Spain	1,719,195	—	1,719,195	—
	Sweden	5,642,298	—	5,642,298	—
	Switzerland	10,815,546	—	10,815,546	—
	United Kingdom	40,761,955	—	40,761,955	—

		176,621,824	2,893,832	173,727,992	—
	Short-Term Investment	2,399,240	2,399,240	—	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	571,329	—	571,329	—

	Total Assets	182,061,472	5,339,501	176,721,971	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(959,138)	—	(959,138)	—

	Total Liabilities	(959,138)	—	(959,138)

	Total	$181,102,334	$5,339,501	$175,762,833	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL CURRENCY STRATEGIES FUND

Schedule of Investments

December 31, 2013 (Unaudited)

	Principal Amount	Value
FOREIGN GOVERNMENT BONDS & NOTES - 44.7%

Canada - 11.4%

Canadian Government 1.000% due 02/01/14	CAD 16,080,000	$15,137,528

France - 9.4%

French Treasury 3.000% due 07/12/14	EUR 9,010,000	12,576,691

Germany - 11.8%

Bundesobligation 2.250% due 04/11/14	11,390,000	15,758,799

United Kingdom - 12.1%

United Kingdom Gilt 2.250% due 03/07/14 ~	GBP 9,660,000	16,050,607

Total Foreign Government Bonds & Notes (Cost $56,909,432)		59,523,625

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 57.0%

U.S Treasury Bills - 11.9%

0.035% due 03/13/14 ‡	$15,900,000	$15,898,919

	Shares

Money Market Fund - 45.1%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	60,076,756	60,076,756

Total Short-Term Investments (Cost $75,976,119)		75,975,675

TOTAL INVESTMENTS - 101.7% (Cost $132,885,551)		135,499,300

OTHER ASSETS & LIABILITIES, NET - (1.7%)		(2,294,845)

NET ASSETS - 100.0%		$133,204,455

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	As of December 31, 2013, investments with a total aggregate value of $1,479,899 were fully or partially segregated with the broker(s)/custodian as collateral for forward foreign currency contracts.

(c)	Forward foreign currency contracts outstanding as of December 31, 2013 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	20,160,000	USD	18,376,445	01/14	JPM	($387,778)
CAD	20,970,665	USD	19,765,000	01/14	GSC	(8,238)
EUR	7,520,000	USD	10,123,236	01/14	RBS	221,995
GBP	12,049,103	USD	19,780,000	01/14	GSC	171,436
JPY	1,869,200,000	USD	18,729,459	01/14	MSC	(979,092)
JPY	135,700,000	USD	1,325,364	01/14	RBS	(6,725)
KRW	20,150,000,000	USD	18,799,272	01/14	GSC	280,059
MXN	241,340,000	USD	18,388,510	01/14	BRC	79,834
MXN	17,370,000	USD	1,321,537	01/14	RBS	7,688
NOK	239,790,000	USD	38,615,081	01/14	GSC	904,416
NZD	1,585,000	USD	1,315,325	01/14	RBS	(12,794)
PHP	843,200,000	USD	19,424,096	01/14	CSF	(422,763)
PLN	58,810,000	USD	18,787,037	01/14	RBS	667,097
USD	56,548,917	AUD	60,915,000	01/14	BRC	2,194,767
USD	1,321,884	AUD	1,495,000	01/14	MSC	(12,097)
USD	1,420,284	AUD	1,555,000	01/14	MSC	32,765
USD	73,130,597	CAD	76,840,000	01/14	CSF	811,822
USD	1,310,280	CAD	1,390,000	01/14	MSC	2,067
USD	57,320,427	CHF	52,525,000	01/14	CSF	(1,564,848)
USD	1,332,715	CHF	1,205,000	01/14	RBS	7,746
USD	18,617,350	CLP	9,764,800,000	01/14	GSC	55,738
USD	1,596,959	CLP	850,700,000	01/14	RBS	(20,111)
USD	34,325,761	GBP	21,415,000	01/14	RBS	(1,134,141)
USD	19,780,000	NOK	121,095,138	01/14	GSC	(177,542)
USD	3,440,366	NZD	4,235,000	01/14	MSC	(39,899)
USD	95,085,305	NZD	115,535,000	01/14	MSC	140,236
USD	1,328,848	NZD	1,635,000	01/14	RBS	(4,773)
USD	18,422,752	SEK	123,260,000	01/14	RBS	(737,808)
ZAR	192,220,000	USD	18,485,892	01/14	BRC	(188,809)

Total Forward Foreign Currency Contracts						($119,752)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL CURRENCY STRATEGIES FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of December 31, 2013:

		Total Value at December 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Foreign Government Bonds & Notes	$59,523,625	$—	$59,523,625	$—
	Short-Term Investments	75,975,675	60,076,756	15,898,919	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	5,577,666	—	5,577,666	—

	Total Assets	141,076,966	60,076,756	81,000,210	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(5,697,418)	—	(5,697,418)	—

	Total Liabilities	(5,697,418)	—	(5,697,418)	—

	Total	$135,379,548	$60,076,756	$75,302,792	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments

December 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.8%

Germany - 0.6%

Deutsche Euroshop AG	8,309	$363,798
Deutsche Wohnen AG *	20,400	395,909
Deutsche Wohnen AG (New)	21,251	394,528

		1,154,235

Luxembourg - 0.2%

GAGFAH SA *	27,666	407,498

Total Common Stocks (Cost $1,347,381)		1,561,733

	Principal Amount

MORTGAGE-BACKED SECURITIES - 1.9%

United States - 1.9%

Fannie Mae (IO)
5.000% due 12/25/42 "	$2,574,169	527,603
5.985% due 01/25/43 " §	5,669,084	1,106,079
6.035% due 03/25/33 " §	1,418,985	293,058
6.085% due 07/25/42 " §	2,385,657	477,043
6.275% due 11/25/37 " §	4,166,083	735,329
Freddie Mac (IO)
3.000% due 01/15/43 "	2,862,248	436,377

		3,575,489

Total Mortgage-Backed Securities (Cost $3,418,215)		3,575,489

U.S. TREASURY OBLIGATIONS - 2.6%

U.S. Treasury Notes - 2.6%

0.250% due 01/31/14 ‡	5,000,000	5,001,075

Total U.S. Treasury Obligations (Cost $5,000,832)		5,001,075

FOREIGN GOVERNMENT BONDS & NOTES - 43.5%

Albania - 0.4%

Albania Government 7.500% due 11/04/15 ~	EUR 490,000	698,734

Australia - 2.5%

Australia Government
1.250% due 02/21/22 ^ ~	AUD 1,232,956	1,120,925
5.500% due 04/21/23	1,278,000	1,261,571
5.750% due 07/15/22	2,395,000	2,398,306

		4,780,802

Bermuda - 1.4%

Bermuda Government 4.854% due 02/06/24 ~	$2,738,000	2,742,972

Croatia - 2.0%

Republic of Croatia 4.940% due 02/12/15	EUR 2,866,000	3,846,069

	Principal Amount	Value
Ecuador - 0.3%

Ecuador Government 9.375% due 12/15/15	$526,000	$557,560

Fiji - 0.1%

Republic of The Fiji Islands 9.000% due 03/15/16	200,000	212,237

Ghana - 0.5%

Ghana Government
16.900% due 03/07/16	GHS 1,393,000	564,305
21.000% due 10/26/15	525,000	230,141
26.000% due 06/05/17	464,000	230,160

		1,024,606

Guatemala - 0.4%

Guatemala Government 4.875% due 02/13/28 ~	$900,000	828,000

Jamaica - 0.5%

Jamaica Government
8.000% due 06/24/19	100,000	97,500
10.625% due 06/20/17	725,000	786,625

		884,125

Jordan - 0.9%

Jordan Government
6.925% due 06/04/14 +	JOD 400,000	573,510
7.078% due 07/18/14 +	700,000	1,007,666
7.950% due 02/05/15 +	100,000	146,685

		1,727,861

Lebanon - 0.7%

Lebanon Treasury
8.380% due 08/28/14	LBP 1,479,450,000	1,003,620
9.000% due 07/17/14	486,590,000	330,260

		1,333,880

New Zealand - 2.8%

New Zealand Government
2.000% due 09/20/25 ^	NZD 3,036,000	2,341,553
3.000% due 09/20/30 ^	1,108,315	911,208
5.500% due 04/15/23	2,518,000	2,193,384

		5,446,145

Paraguay - 0.2%

Republic of Paraguay 4.625% due 01/25/23 ~	$376,000	357,200

Philippines - 1.3%

Philippine Government
5.875% due 01/31/18	PHP 85,990,000	2,161,477
6.250% due 01/27/14	14,790,000	334,536

		2,496,013

Romania - 5.5%

Romania Government
4.875% due 11/07/19 ~	EUR 350,000	517,224
5.250% due 06/17/16 ~	625,000	926,239
5.750% due 01/27/16	RON 10,150,000	3,253,926
5.800% due 10/26/15	10,350,000	3,321,703
5.900% due 07/26/17	4,130,000	1,337,693
6.000% due 04/30/16	3,740,000	1,205,966

		10,562,751

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

	Principal Amount	Value
Rwanda - 0.7%

Rwanda Government 6.625% due 05/02/23 ~	$1,295,000	$1,236,725

Serbia - 7.6%

Republic of Serbia 7.250% due 09/28/21 ~	1,091,000	1,152,369
Serbia Treasury
10.000% due 01/10/15	RSD 604,100,000	7,306,259
10.000% due 04/25/16	76,100,000	911,241
10.000% due 01/24/18	103,830,000	1,213,376
10.026% due 04/03/14	36,510,000	428,744
10.594% due 02/20/14	111,310,000	1,320,566
11.353% due 01/23/14	188,540,000	2,251,494

		14,584,049

Slovenia - 3.7%

Slovenia Government
4.125% due 01/26/20 ~	EUR 320,000	435,612
4.375% due 01/18/21 ~	1,818,000	2,481,499
4.625% due 09/09/24 ~	655,000	879,677
5.850% due 05/10/23 ~	$3,270,000	3,335,400

		7,132,188

Sri Lanka - 5.7%

Sri Lanka Government
5.650% due 01/15/19	LKR 149,200,000	946,692
5.875% due 07/25/22 ~	$3,376,000	3,190,320
6.250% due 10/04/20 ~	896,000	891,520
6.250% due 07/27/21 ~	750,000	736,875
7.000% due 03/01/14	LKR 7,500,000	57,255
7.400% due 01/22/15 ~	$100,000	104,125
7.500% due 08/15/18	LKR 124,040,000	867,658
8.500% due 04/01/18	321,960,000	2,357,327
8.500% due 07/15/18	113,540,000	824,940
9.000% due 10/01/14	20,590,000	158,385
9.000% due 05/01/21	29,260,000	208,927
11.750% due 04/01/14	37,500,000	289,170
11.750% due 03/15/15	37,500,000	297,015

		10,930,209

Tanzania - 0.2%

Tanzania Government 6.392% due 03/09/20 § ~	$400,000	420,000

Turkey - 3.6%

Turkey Government
3.000% due 07/21/21 ^	TRY 2,174,924	984,232
3.000% due 02/23/22 ^	1,189,646	536,477
4.000% due 04/01/20 ^	10,463,065	5,041,104
6.043% due 04/09/14	909,776	414,683

		6,976,496

Uruguay - 1.1%

Uruguay Notas del Tesoro
2.250% due 08/23/17 ^	UYU 13,932,610	618,684
2.750% due 06/16/16 ^	13,417,095	618,920
4.250% due 01/05/17 ^	16,178,390	762,621

		2,000,225

Venezuela - 1.4%

Venezuela Government 8.500% due 10/08/14	$2,760,000	2,702,040

Total Foreign Government Bonds & Notes (Cost $85,541,792)		83,480,887

	Principal Amount	Value
PURCHASED OPTIONS - 0.0%
(See Note (f) in Notes to Schedule of Investments) (Cost $468,531)		$24,436

SHORT-TERM INVESTMENTS - 53.9%

Foreign Government Issues - 22.3%

Kenya Treasury Bills (Kenya)
9.158% due 11/24/14	KES 110,600,000	1,171,078
9.500% due 03/24/14	51,400,000	583,590
10.000% due 05/05/14	121,500,000	1,363,024
10.300% due 04/21/14	130,400,000	1,468,838
Lebanon Treasury Bills (Lebanon)
4.871% due 06/19/14	LBP 462,610,000	300,856
4.972% due 01/16/14	962,750,000	639,358
5.182% due 06/12/14	1,493,040,000	971,916
5.267% due 10/16/14	513,000,000	328,091
5.290% due 07/24/14	584,480,000	378,196
5.300% due 07/10/14	403,220,000	261,483
5.315% due 12/25/14	719,000,000	455,107
Mexico Cetes (Mexico)
3.600% due 08/21/14	MXN 48,415,000	3,625,201
3.746% due 06/26/14	7,341,600	552,862
4.048% due 03/06/14	5,932,400	451,735
4.059% due 04/03/14	54,494,000	4,138,209
Nigeria Treasury Bills (Nigeria)
11.900% due 03/06/14	NGN 610,430,000	3,734,156
11.918% due 02/27/14	406,200,000	2,491,051
13.748% due 06/05/14	206,571,000	1,225,695
Philippine Treasury Bills (Philippines)
0.001% due 01/08/14	PHP 144,390,000	3,253,174
0.091% due 04/10/14	75,790,000	1,706,347
0.192% due 10/08/14	260,380,000	5,838,781
Republic of Zambia Treasury Bills (Zambia)
13.012% due 08/11/14	ZMW 1,570,000	258,251
13.012% due 08/25/14	4,400,000	726,008
13.146% due 09/08/14	530,000	86,229
13.438% due 09/22/14	2,660,000	441,193
Singapore Treasury Bills (Singapore) 0.297% due 03/21/14	SGD 140,000	110,888
Sri Lanka Treasury Bills (Sri Lanka)
9.460% due 10/31/14	LKR 76,620,000	548,686
10.679% due 06/27/14	80,470,000	593,043
10.810% due 06/20/14	89,960,000	663,871
10.880% due 06/06/14	164,800,000	1,219,466
11.120% due 02/28/14	81,910,000	619,044
11.141% due 02/21/14	22,700,000	171,804
11.151% due 03/07/14	22,600,000	170,558
11.231% due 05/02/14	40,320,000	300,628
11.231% due 05/09/14	39,470,000	293,836
11.265% due 03/28/14	77,670,000	583,683
11.281% due 03/14/14	40,000,000	301,446
11.281% due 04/18/14	39,500,000	295,475
11.351% due 02/14/14	23,000,000	174,323
11.381% due 04/04/14	38,630,000	289,886

		42,787,066

	Shares
Money Market Fund - 26.3%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	50,431,614	50,431,614

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

	Principal Amount	Value
Repurchase Agreements - 5.3%

Barclays PLC (0.450%) due 01/23/14 (Dated 12/18/13, repurchase price of $1,041,046; collateralized by State of Qatar: 3.241% due 01/18/23 and value $1,042,600)	$1,041,450	$1,041,450
Barclays PLC (0.400%) due 01/02/14 (Dated 11/26/13, repurchase price of $280,603; collateralized by Republic of Ghana: 7.875% due 08/07/23 and value $274,059)	280,700	280,700
Barclays PLC (0.400%) due 02/03/14 (Dated 12/27/13, repurchase price of $277,801; collateralized by Republic of Ghana: 7.875% due 08/07/23 and value $274,059)	277,900	277,900
Barclays PLC (0.200%) due 01/06/14 (Dated 12/02/13, repurchase price of $640,476; collateralized by State of Qatar: 3.241% due 01/18/23 and value $641,137)	640,590	640,590
Barclays PLC (0.200%) due 01/23/14 (Dated 12/18/13, repurchase price of $730,274; collateralized by State of Qatar: 5.250% due 01/20/20 and value $731,733)	730,400	730,400
Nomura Securities (0.500%) due 01/16/14 (Dated 12/13/13, repurchase price of $2,462,406; collateralized by State of Qatar: 6.550% due 04/09/19 and value $2,477,523)	2,463,398	2,463,398
Nomura Securities (0.500%) due 01/21/14 (Dated 12/18/13, repurchase price of $198,361; collateralized by Republic of Ghana: 7.875% due 08/07/23 and value $195,756)	198,449	198,449
Nomura Securities (0.450%) due 01/29/14 (Dated 12/27/13, repurchase price of $562,855; collateralized by Republic of Ghana: 7.875% due 08/07/23 and value $554,968)	563,066	563,066
Nomura Securities (0.300%) due 01/17/14 (Dated 12/13/13, repurchase price of $2,806,915; collateralized by European Investment Bank: 3.625% due 01/15/21 and value $2,793,849)	EUR 2,040,857	2,807,617

	Principal Amount	Value
Nomura Securities 0.050% due 01/08/14 (Dated 12/05/13, repurchase price of $1,142,906; collateralized by Spain Government: 5.400% due 01/31/23 and value $1,154,011)	EUR 830,744	$1,142,858

		10,146,428

Total Short-Term Investments (Cost $104,085,217)		103,365,108

TOTAL INVESTMENTS - 102.7% (Cost $199,861,968)		197,008,728

SECURITIES SOLD SHORT - (5.0%)
(See Note (c) in Notes to Schedule of Investments) (Proceeds $9,545,527)		(9,629,111)

OTHER ASSETS & LIABILITIES, NET - 2.3%		4,467,888

NET ASSETS - 100.0%		$191,847,505

Notes to Schedule of Investments

(a)	Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the annualized effective yield on the date of purchase.

(b)	Investments with a total aggregate value of $1,727,861 or 0.9% of the fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or to the Board.

(c)	Securities sold short outstanding as of December 31, 2013 were as follows:

Description	Principal Amount	Value
Foreign Government Bonds & Notes – (5.0%)
European Investment Bank 3.625% due 01/15/21	EUR 1,756,000	($2,709,936)
Qatar Government 5.250% due 01/20/20	$640,000	(716,800)
6.550% due 04/09/19	2,049,000	(2,447,326)
Republic of Ghana 7.875% due 08/07/23	1,047,000	(992,032)
Spain Government 5.400% due 01/31/23	EUR 730,000	(1,104,089)
SoQ Sukuk A QSC 3.241% due 01/18/23	$1,712,000	(1,658,928)

Total Securities Sold Short (Proceeds $9,545,527)		($9,629,111)

(d)	Open futures contracts outstanding as of December 31, 2013 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation
Eris 10-Year Deliverable Interest Rate Swap (03/14)	20	$22,778
Nikkei 225 Index (03/14)	32	207,554

		230,332

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation
Euro-Bobl 5-Year Notes (03/14)	56	$109,303
Euro-Bund 10-Year Notes (03/14)	10	23,190
Euro-Schatz 10-Year Notes (03/14)	6	1,806
Japanese Government 10-Year Bonds (03/14)	13	83,848
U.S. 2-Year Deliverable Interest Rate Swap (03/14)	8	1,392
U.S. 5-Year Deliverable Interest Rate Swap (03/14)	153	118,105
U.S. 10-Year Deliverable Interest Rate Swap (03/14)	143	158,364

		496,008

Total Futures Contracts		$726,340

(e)	Forward foreign currency contracts outstanding as of December 31, 2013 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
COP	3,004,842,000	USD	1,548,808	01/14	CIT	$7,532
COP	4,807,300,000	USD	2,485,163	02/14	SCB	(430)
CZK	30,451,000	EUR	1,189,089	01/14	JPM	(102,354)
CZK	106,843,000	EUR	4,180,367	01/14	SCB	(370,444)
EUR	5,074,869	CZK	137,294,000	01/14	SCB	67,534
EUR	649,486	HRK	4,985,000	03/14	CIT	(6,247)
EUR	336,107	HRK	2,565,000	03/14	MSC	(576)
EUR	1,773,154	HRK	13,612,100	04/14	CIT	(17,243)
EUR	5,414,652	HUF	1,609,992,766	01/14	JPM	4,579
EUR	660,037	RSD	75,904,230	01/14	CIT	(1,289)
EUR	10,813,238	USD	14,748,326	02/14	GSC	127,172
GBP	5,698,561	USD	9,326,636	01/14	GSC	108,968
IDR	7,321,125,600	USD	641,079	07/14	GSC	(62,442)
IDR	7,309,169,000	USD	646,829	07/14	SCB	(69,013)
IDR	16,970,712,000	USD	1,457,339	08/14	JPM	(124,314)
IDR	8,284,509,791	USD	714,011	08/14	SCB	(63,275)
IDR	5,808,846,000	USD	468,078	11/14	CIT	(19,914)
ILS	3,191,000	EUR	660,280	03/14	JPM	9,604
ILS	22,792,000	USD	6,385,924	01/14	SCB	175,108
INR	233,042,000	USD	3,732,962	01/14	CIT	15,128
INR	87,525,000	USD	1,403,490	01/14	SCB	8,667
KES	74,760,000	USD	832,216	04/14	SCB	11,610
KZT	42,000,000	USD	263,323	04/14	CIT	3,506
KZT	107,500,000	USD	674,404	04/14	JPM	8,087
KZT	71,821,000	USD	434,620	10/14	CIT	5,701
KZT	71,000,000	USD	430,433	10/14	HSB	3,946
KZT	49,000,000	USD	297,420	10/14	JPM	2,613
KZT	87,400,000	USD	531,307	11/14	CIT	2,404
KZT	275,000,000	USD	1,692,308	11/14	JPM	(18,593)
MXN	51,070,000	USD	3,904,882	03/14	CIT	(14,941)
MYR	5,919,000	USD	1,842,376	02/14	CIT	(40,247)
MYR	247,080	USD	76,733	02/14	GSC	(1,506)
NGN	309,242,000	USD	1,906,547	02/14	SCB	(3,098)
NGN	325,904,000	USD	1,988,403	02/14	SCB	15,285
NGN	213,368,000	USD	1,296,676	03/14	CIT	7,312
NGN	355,188,000	USD	2,152,655	03/14	SCB	22,600
NOK	43,790,000	SEK	47,561,105	02/14	GSC	(180,235)
PEN	10,166,000	USD	3,655,520	01/14	SCB	(39,913)
PLN	15,561,515	EUR	3,705,917	01/14	JPM	47,170
PLN	18,097,485	EUR	4,315,141	01/14	SCB	47,577
PLN	5,850,000	EUR	1,392,857	03/14	SCB	11,132
RSD	32,526,000	EUR	283,612	01/14	CIT	(516)
RUB	204,250,963	USD	6,121,713	05/14	CIT	(47,134)
RUB	130,446,944	USD	3,922,191	05/14	SCB	(45,858)
SGD	2,633,000	EUR	1,544,304	03/14	JPM	(37,961)
SGD	4,564,000	USD	3,640,506	01/14	CIT	(23,884)
SGD	6,394,000	USD	5,050,792	02/14	JPM	16,030
TRY	699,457	USD	346,626	01/14	SCB	(21,638)
UGX	681,368,000	USD	271,895	01/14	CIT	(1,986)
USD	1,855,273	AUD	2,002,000	01/14	GSC	69,501
USD	3,589,004	AUD	3,864,587	01/14	MSC	141,815
USD	3,700,512	BRL	8,244,000	02/14	MSC	237,507
USD	1,954,141	BRL	4,585,000	03/14	MSC	41,579

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	9,219,924	CHF	8,344,216	02/14	GSC	($136,345)
USD	2,776,112	EUR	2,047,000	01/14	GSC	(39,900)
USD	4,358,051	EUR	3,231,000	01/14	JPM	(86,810)
USD	26,253,919	EUR	19,413,382	02/14	GSC	(452,565)
USD	16,999,855	EUR	12,582,135	02/14	SCB	(309,019)
USD	876,405	EUR	640,252	03/14	GSC	(4,369)
USD	267,510	EUR	193,821	03/14	GSC	876
USD	9,076,497	GBP	5,698,561	01/14	GSC	(359,107)
USD	88,204	IDR	1,074,324,000	06/14	SCB	2,675
USD	17,447,870	JPY	1,741,745,253	02/14	GSC	904,900
USD	414,264	LKR	55,760,000	01/14	HSB	(11,693)
USD	234,152	LKR	31,563,724	01/14	SCB	(6,989)
USD	5,102,058	NZD	6,267,730	02/14	JPM	(31,169)
USD	1,826,330	PHP	78,450,000	01/14	CIT	58,529
USD	2,074,432	PHP	92,250,000	01/14	GSC	(4,340)
USD	795,271	PHP	34,343,761	01/14	JPM	21,364
USD	7,648,263	RUB	258,909,000	05/14	HSB	(51,888)
USD	656,298	RUB	22,208,853	05/14	JPM	(3,048)
USD	1,183,418	RUB	40,064,623	05/14	MSC	(6,037)
USD	401,170	RUB	13,515,431	05/14	SCB	(789)
USD	898,496	THB	28,680,000	02/14	CIT	27,515
USD	4,567,546	THB	144,305,000	02/14	GSC	184,274
USD	1,137,817	TRY	2,296,000	01/14	SCB	71,027
USD	1,833,242	ZAR	18,683,489	01/14	JPM	54,269
USD	3,662,264	ZAR	38,820,000	03/14	SCB	(1,777)
ZAR	10,670,000	USD	1,012,082	01/14	CSF	3,876

Total Forward Foreign Currency Contracts						($271,924)

(f)	Purchased options outstanding as of December 31, 2013 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - OTC COP versus USD	COP 1,757.00	02/18/14	CIT	COP 10,912,021,000	$70,604	$2,534
Call - OTC COP versus USD	1,757.00	02/18/14	JPM	2,561,813,000	17,701	595

					88,305	3,129

Put - OTC GBP versus USD	GBP 1.35	03/13/14	MSC	GBP 11,256,000	165,646	804
Put - OTC GBP versus USD	1.40	03/13/14	CIT	5,619,000	127,124	622
Put - OTC CNH versus USD	CNH 6.25	04/04/14	GSC	CNH 22,150,000	7,761	1,138
Put - OTC CNY versus USD	CNY 6.25	04/07/14	SCB	CNY 22,150,000	7,230	1,474
Put - OTC COP versus USD	COP 1,845.00	06/12/14	CIT	$2,160,000	30,383	4,912
Put - OTC CNY versus USD	CNY 6.35	09/30/14	JPM	CNY 10,827,000	9,591	2,687
Put - OTC CNH versus USD	CNH 6.35	10/06/14	SCB	CNH 22,500,000	22,105	6,587
Put - OTC CNY versus USD	CNY 6.35	10/07/14	GSC	CNY 11,673,000	10,386	3,083

					380,226	21,307

Total Purchased Options					$468,531	$24,436

(g)	Transactions in written options for the nine-month period ended December 31, 2013 were as follows:

	Notional Amount in $	Premium
Outstanding, March 31,2013	—	$—
Call Options Written	10,791,867	196,345

Outstanding, December 31, 2013	10,791,867	$196,345

(h)	Premiums received and value of written options outstanding as of December 31, 2013 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - OTC INR versus USD	INR 65.00	06/09/14	GSC	$1,800,000	$33,570	($49,691)
Call - OTC INR versus USD	65.00	06/09/14	JPM	1,832,000	32,610	(50,574)
Call - OTC INR versus USD	67.00	06/16/14	JPM	3,591,000	70,922	(74,294)
Call - OTC INR versus USD	70.00	06/19/14	JPM	3,568,867	59,243	(47,980)

Total Written Options					$196,345	($222,539)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

(i)	Swap agreements outstanding as of December 31, 2013 were as follows:

Credit Default Swaps on Sovereign Issues - Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 12/31/13 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Croatia Government	1.000%	12/20/16	MSC	2.751%	$198,000	$9,829	$10,567	($738)
China Government	1.000%	12/20/17	JPM	0.558%	3,100,000	(54,624)	(59,131)	4,507
Croatia Government	1.000%	03/20/18	CIT	3.151%	1,200,000	100,190	83,000	17,190
Thailand Government	1.000%	03/20/18	CIT	1.064%	3,300,000	7,507	(16,419)	23,926
Croatia Government	1.000%	03/20/18	HSB	3.151%	313,000	26,133	29,014	(2,881)
Banque Centrale de Tunisie SA	1.000%	03/20/18	JPM	3.566%	375,000	36,804	40,581	(3,777)
China Government	1.000%	03/20/18	JPM	0.595%	1,100,000	(18,802)	(17,333)	(1,469)
Croatia Government	1.000%	03/20/18	MSC	3.151%	2,262,000	188,858	194,313	(5,455)
Lebanon Government	5.000%	03/20/18	JPM	3.492%	689,000	(41,389)	(29,026)	(12,363)
Colombia Government	1.000%	06/20/18	CIT	1.041%	460,000	664	(695)	1,359
Croatia Government	1.000%	06/20/18	CIT	3.238%	800,000	73,000	76,719	(3,719)
Lebanon Government	1.000%	06/20/18	GSC	3.601%	5,166,000	544,502	715,241	(170,739)
Russia Government	1.000%	06/20/18	JPM	1.489%	2,307,000	47,585	39,755	7,830
Croatia Government	1.000%	06/20/18	MSC	3.238%	921,000	84,042	92,071	(8,029)
Venezuela Government	5.000%	06/20/18	CIT	11.741%	1,191,000	253,229	139,034	114,195
Bulgaria Government	1.000%	12/20/18	GSC	1.214%	1,000,000	9,868	11,641	(1,773)
Qatar Government	1.000%	12/20/18	JPM	0.502%	1,838,000	(45,015)	(31,386)	(13,629)
Lebanon Government	5.000%	12/20/18	GSC	3.781%	663,000	(36,929)	(39,103)	2,174
Colombia Government	1.000%	12/20/22	CIT	1.565%	6,520,000	281,943	223,551	58,392
Russia Government	1.000%	12/20/22	GSC	2.101%	5,240,000	431,904	413,671	18,233
Mexico Government	1.000%	12/20/22	HSB	1.314%	5,910,000	143,189	197,575	(54,386)
South Africa Government	1.000%	12/20/22	HSB	2.509%	22,560,000	2,500,516	1,985,816	514,700
Spain Government	1.000%	12/20/22	HSB	1.922%	5,250,000	356,835	974,920	(618,085)
Mexico Government	1.000%	06/20/23	CIT	1.341%	461,000	12,655	15,032	(2,377)
Venezuela Government	5.000%	06/20/23	GSC	10.879%	850,000	235,277	193,696	41,581
Qatar Government	1.000%	12/20/23	GSC	0.895%	874,000	(8,282)	284	(8,566)

						$5,139,489	$5,243,388	($103,899)

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 12/31/13 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
South Africa Government	1.000%	12/20/17	HSB	1.707%	$22,560,000	($602,269)	($463,220)	($139,049)
Turkey Government	1.000%	12/20/22	GSC	2.796%	5,240,000	(677,026)	(346,016)	(331,010)

						($1,279,295)	($809,236)	($470,059)

Credit Default Swaps on Credit Indices - Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Notional Amount (4)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Depreciation
iTraxx ASIA XJ IG 19 5Y	1.000%	06/20/18	CIT	$5,045,000	($2,802)	$152,949	($155,751)
iTraxx ASIA XJ IG 19 5Y	1.000%	06/20/18	GSC	1,544,000	(858)	30,183	(31,041)
iTraxx ASIA XJ IG 19 5Y	1.000%	06/20/18	JPM	1,148,000	(637)	19,874	(20,511)
iTraxx FINSNR 20 5Y	1.000%	12/20/18	GSC	EUR 2,695,000	(24,137)	71,381	(95,518)
iTraxx FINSUB 20 5Y	5.000%	12/20/18	JPM	4,042,000	(987,183)	(781,111)	(206,072)

					($1,015,617)	($506,724)	($508,893)

					$2,844,577	$3,927,428	($1,082,851)

(1)	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and is a representation of the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Cross Currency Swaps

Notional Amount on Fixed Rate Currency Received	Notional Amount on Floating Rate Currency Delivered	Pay/Receive Floating Rate	Counter- party	Fixed Rate	Expiration Date	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
TRY 11,627,055	$6,521,062	Receive	MSC	5.370%	04/01/20	$1,826,275	$—	$1,826,275
2,145,966	1,120,609	Receive	JPM	7.860%	07/21/21	163,927	—	163,927
1,169,919	611,243	Receive	HSB	7.850%	02/23/22	91,774	—	91,774

						$2,081,976	$—	$2,081,976

Interest Rate Swaps

Floating Rate Index	Counterparty/ Exchange	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month NZD Bank Bills	JPM	Pay	4.695%	10/08/16	NZD 9,000,000	($10,851)	$—	($10,851)
3-Month NZD Bank Bills	LCH	Pay	4.711%	10/08/16	12,000,000	(13,277)	—	(13,277)
3-Month NZD Bank Bills	LCH	Pay	4.740%	10/10/16	9,500,000	(8,598)	—	(8,598)
3-Month NZD Bank Bills	LCH	Pay	4.764%	10/10/16	13,000,000	(9,436)	—	(9,436)
3-Month NZD Bank Bills	LCH	Pay	4.213%	10/23/17	583,000	(2,599)	—	(2,599)
3-Month NZD Bank Bills	LCH	Pay	4.203%	10/24/17	1,000,000	(4,776)	—	(4,776)
3-Month NZD Bank Bills	LCH	Pay	4.150%	10/25/17	1,000,000	(6,464)	—	(6,464)
3-Month NZD Bank Bills	LCH	Pay	4.036%	10/30/17	2,000,000	(20,296)	—	(20,296)
3-Month NZD Bank Bills	LCH	Pay	4.035%	10/31/17	1,417,000	(22,530)	—	(22,530)
6-Month PLN-WIBOR	HSB	Receive	3.356%	12/12/17	PLN 6,880,000	8,907	—	8,907
6-Month PLN-WIBOR	HSB	Pay	3.430%	12/12/17	60,000,000	(23,210)	—	(23,210)
6-Month PLN-WIBOR	HSB	Receive	3.620%	12/12/17	13,000,000	(25,573)	—	(25,573)
3-Month Chile Bank Bills	LCH	Pay	2.010%	05/20/18	CLP 5,556,830,000	294,216	—	294,216
3-Month Chile Bank Bills	LCH	Receive	4.700%	05/20/18	5,556,830,000	(53,810)	—	(53,810)
6-Month HUF BUBOR	LCH	Receive	4.566%	11/14/18	HUF 288,000,000	(26,451)	—	(26,451)
6-Month HUF BUBOR	LCH	Receive	4.433%	11/15/18	369,000,000	(16,781)	—	(16,781)
3-Month NZD Bank Bills	JPM	Pay	4.060%	06/04/23	NZD 810,000	(57,650)	—	(57,650)
6-Month AUD Bank Bills	LCH	Pay	4.310%	07/04/23	AUD 749,000	(6,516)	—	(6,516)
6-Month AUD Bank Bills	LCH	Pay	4.510%	08/26/23	3,104,000	10,955	—	10,955

						$5,260	$—	$5,260

Total Return Swaps

Receive Total Return	Pay	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Interest from Guatemala Bills	3-Month USD-LIBOR + 50 bps	CIT	06/03/14	GTQ 4,865,000	$13,115	$—	$13,115
Interest from Guatemala Bills	3-Month USD-LIBOR + 50 bps	CIT	06/09/14	2,400,000	1,848	—	1,848
				Number of Contracts
Positive Return on KOSPI 200 Index	Negative Return on KOSPI 200 Index	CIT	03/13/14	31	79,203	—	79,203
Negative return on WIG 20 Index	Positive return on WIG 20 Index	JPM	03/21/14	239	16,356	—	16,356

					$110,522	$—	$110,522

Total Swap Agreements					$5,042,335	$3,927,428	$1,114,907

(j)	As of December 31, 2013, investments with a total aggregate value of $3,219,692 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts and swap contracts.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

(k)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of December 31, 2013:

		Total Value at December 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Germany	$1,154,235	$394,528	$759,707	$—
	Luxembourg	407,498	—	407,498	—

		1,561,733	394,528	1,167,205	—
	Mortgage-Backed Securities	3,575,489	—	3,575,489	—
	U.S. Treasury Obligations	5,001,075	—	5,001,075	—
	Foreign Government Bonds & Notes	83,480,887	—	83,480,887	—
	Short-Term Investments	103,365,108	50,431,614	52,933,494	—
	Derivatives:
	Credit Contracts
	Swaps	5,344,530	—	5,344,530	—
	Equity Contracts
	Futures	207,554	207,554	—	—
	Swaps	95,559	—	95,559	—

	Total Equity Contracts	303,113	207,554	95,559	—

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	2,548,972	—	2,548,972	—
	Purchased Options	24,436	—	24,436	—
	Swaps	2,081,976	—	2,081,976	—

	Total Foreign Currency Contracts	4,655,384	—	4,655,384	—

	Interest Rate Contracts
	Futures	518,786	518,786	—	—
	Swaps	329,041	—	314,078	14,963

	Total Interest Rate Contracts	847,827	518,786	314,078	14,963

	Total Assets - Derivatives	11,150,854	726,340	10,409,551	14,963

	Total Assets	208,135,146	51,552,482	156,567,701	14,963

Liabilities	Securities Sold Short
	Foreign Government Bonds & Notes	(9,629,111)	—	(9,629,111)	—
	Derivatives:
	Credit Contracts
	Swaps	(2,499,953)	—	(2,499,953)	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(2,820,896)	—	(2,820,896)	—
	Written Options	(222,539)	—	(222,539)	—

	Total Foreign Currency Contracts	(3,043,435)	—	(3,043,435)	—

	Interest Rate Contracts
	Swaps	(308,818)	—	(308,818)	—

	Total Liabilities - Derivatives	(5,852,206)	—	(5,852,206)	—

	Total Liabilities	(15,481,317)	—	(15,481,317)	—

	Total	$192,653,829	$51,552,482	$141,086,384	$14,963

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

PL PRECIOUS METALS FUND

Schedule of Investments

December 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 88.9%

Australia - 3.6%

Gryphon Minerals Ltd *	270,410	$41,481
Newcrest Mining Ltd	207,190	1,449,318
Regis Resources Ltd	440,745	1,153,496
Troy Resources Ltd *	79,274	55,542

		2,699,837

Bermuda - 0.7%

Continental Gold Ltd *	170,150	541,405

Canada - 64.3%

Agnico Eagle Mines Ltd	137,780	3,634,636
Alamos Gold Inc	241,583	2,926,969
Aureus Mining Inc *	495,931	263,016
AuRico Gold Inc	200,000	734,290
B2Gold Corp *	700,000	1,436,573
Barrick Gold Corp	133,643	2,356,126
Centerra Gold Inc	180,938	735,846
Detour Gold Corp *	138,451	534,384
Eldorado Gold Corp	638,601	3,625,101
First Quantum Minerals Ltd	24,489	441,250
Franco-Nevada Corp	77,553	3,160,527
Goldcorp Inc	327,804	7,103,513
IAMGOLD Corp	200,437	666,079
Kinross Gold Corp	720,932	3,155,880
MAG Silver Corp *	67,430	349,132
New Gold Inc *	290,557	1,520,826
Osisko Mining Corp *	775,767	3,439,739
Platinum Group Metals Ltd *	504,000	602,570
Primero Mining Corp *	7,521	33,136
Rio Alto Mining Ltd *	90,710	151,148
SEMAFO Inc	240,249	631,014
Silver Wheaton Corp	105,754	2,135,173
Tahoe Resources Inc *	128,459	2,136,852
Torex Gold Resources Inc *	480,392	425,106
Yamana Gold Inc	590,495	5,091,960

		47,290,846

Peru - 0.5%

Cia de Minas Buenaventura SA ADR	31,754	356,280

	Shares	Value
South Africa - 1.2%

AngloGold Ashanti Ltd ADR	36,457	$427,276
Impala Platinum Holdings Ltd ADR	36,972	437,923

		865,199

United Kingdom - 12.6%

Fresnillo PLC	175,285	2,173,500
Hochschild Mining PLC	72,124	169,611
Randgold Resources Ltd ADR	110,085	6,914,439

		9,257,550

United States - 6.0%

Newmont Mining Corp	60,921	1,403,011
Royal Gold Inc	65,717	3,027,582

		4,430,593

Total Common Stocks (Cost $100,096,833)		65,441,710

SHORT-TERM INVESTMENT - 12.4%

Money Market Fund - 12.4%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	9,105,320	9,105,320

Total Short-Term Investment (Cost $9,105,320)		9,105,320

TOTAL INVESTMENTS - 101.3% (Cost $109,202,153)		74,547,030

OTHER ASSETS & LIABILITIES, NET - (1.3%)		(965,338)

NET ASSETS - 100.0%		$73,581,692

Notes to Schedule of Investments

(a)	As of December 31, 2013, the fund was diversified by precious metals sector as a percentage of nest asset as follows:

Gold	77.2%
Precious Metals & Minerals	11.7%

	88.9%
Short-Term Investment	12.4%
Other Assets & Liabilities, Net	(1.3%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of December 31, 2013:

		Total Value at December 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$2,699,837	$—	$2,699,837	$—
	Bermuda	541,405	541,405	—	—
	Canada	47,290,846	47,027,830	263,016	—
	Peru	356,280	356,280	—	—
	South Africa	865,199	427,276	437,923	—
	United Kingdom	9,257,550	6,914,439	2,343,111	—
	United States	4,430,593	4,430,593	—	—

		65,441,710	59,697,823	5,743,887	—
	Short-Term Investment	9,105,320	9,105,320	—	—

	Total	$74,547,030	$68,803,143	$5,743,887	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 106

PACIFIC LIFE FUNDS

Schedule of Investments (Continued)

Explanation of Symbols and Terms

December 31, 2013 (Unaudited)

Explanation of Symbols:
*	Non-income producing investments.
"	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
^	Investments with their principal amount adjusted for inflation.
§	Variable rate investments. The rate shown is based on the latest available information as of December 31, 2013. For Senior Loan Notes, the rate shown may represent a weighted average interest rate.
Ω	Investments were in default as of December 31, 2013.
±	The security is a perpetual bond and has no definite maturity date.
µ	Unsettled position. Contract rates do not take effect until settlement date.
~

Securities are not registered under the Securities Act of 1933

(1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.

¯	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Trust does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Trust’s Board of Trustees (the “Board’).
‡	Investments were fully or partially segregated with the broker(s)/custodian as collateral for securities sold short, futures contracts, options contracts, swap contracts and/or forward foreign currency contracts, if any, as of December 31, 2013.
+	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or to the Board. Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940 (See Note 1C in Supplemental Notes to Schedule of Investments).
l	Total shares owned by the fund as of December 31, 2013 were less than one share.

Counterparty & Exchange Abbreviations:
ANZ	Australia and New Zealand Banking Group
BNY	Bank of New York Mellon
BRC	Barclays
CIB	Canadian Imperial Bank of Commerce
CIT	Citigroup
CME	Chicago Mercantile Exchange
CSF	Credit Suisse
DUB	Deutsche Bank
GSC	Goldman Sachs
HSB	HSBC
ICE	Intercontinental Exchange Inc
LCH	London Clearing House
JPM	JPMorgan Chase
MER	Merrill Lynch
MSC	Morgan Stanley
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland
SCB	Standard Chartered Bank
SGN	Societe Generale
SSB	State Street Bank
TDB	Toronto Dominion Bank
UBS	UBS
WBC	Westpac Banking Group

Notes:

The countries listed in the Schedules of Investments are based on country of incorporation.

Currency Abbreviations:
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Renminbi Offshore (Hong Kong)
CNY	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
GHS	Ghana Cedi
GTQ	Guatemalan Quetzal
HKD	Hong Kong Dollar
HRK	Croatian Kuna
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JOD	Jordanian Dinar
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	Korean Won
KZT	Kazakhstani Tenge
LBP	Lebanese Pound
LKR	Sri Lankan Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RSD	Serbian Dinar
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UGX	Ugandan Shilling
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
ZMW	Zambian Kwacha

Index Abbreviations:
CDX EM	Credit Derivatives Index - Emerging Markets
CDX HY	Credit Derivatives Index - High Yield
CDX IG	Credit Derivatives Index - Investment Grade
iTraxx ASIA XJ IG	International Index - Asia Ex-Japan - Investment Grade
iTraxx FINSNR	International Index - Financials Senior Debt
iTraxx FINSUB	International Index - Financials Subordinate Debt
iTraxx Main	International Index - Europe Main

Other Abbreviations:
ADR	American Depositary Receipt
BUBOR	Budapest Interbank Offered Rate
GDR	Global Depositary Receipt
IO	Interest Only
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
‘NY’	New York Shares
OTC	Over the Counter
PIK	Payment-In-Kind
REIT	Real Estate Investment Trust
WIBOR	Warsaw Interbank Offered Rate

See Supplemental Notes to Schedules of Investments

PACIFIC LIFE FUNDS

Supplemental Notes to Schedules of Investments

December 31, 2013 (Unaudited)

1. VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY

The Pacific Life Funds (the “Trust”) is comprised of thirty-four funds (each a “Fund”, and collectively the “Funds”. The Trust’s Board of Trustees (the “Board”) has adopted a policy (“Valuation Policy”) for determining the value of its investments each business day. Under the Valuation Policy, the Board has delegated certain functions to the Trustee Valuation Committee (“TVC”) and the Valuation Oversight Committee (“VOC”) or its delegate to determine the fair value of certain investments. Each valuation committee that values each Fund’s investments, which includes using third party pricing services and/or approved alternate valuation methodologies, does so in accordance with the Valuation Policy. Notes 1B and 1C below describe in greater detail the methodologies used to value each Fund’s investments.

B. NET ASSET VALUE

Each Fund of the Trust is divided into shares and share classes, if applicable. The price per share of each class of a Fund’s shares is called the net asset value (“NAV”). The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each Fund’s NAV is calculated by taking the total value of a Fund’s assets, subtracting a Fund’s liabilities, and dividing by the total number of shares outstanding.

Each Fund’s NAV is calculated once a day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. For purposes of calculating the NAV, the value of investments held by each Fund is generally determined as of the time of the close of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Trust or its agents after the close of the NYSE on a particular day will not normally be used to retroactively adjust the price of an investment for that same business day.

Each Fund’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the Securities and Exchange Commission (“SEC”)), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

Certain Funds may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends and other days when the Funds do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those Funds.

C. INVESTMENT VALUATION

The value of each security or other investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the Board:

Portfolio Optimization Funds and PL Diversified Alternatives Fund

The investments of the PL Portfolio Optimization Conservative Fund, PL Portfolio Optimization Moderate-Conservative Fund, PL Portfolio Optimization Moderate Fund, PL Portfolio Optimization Moderate Aggressive Fund and PL Portfolio Optimization Aggressive Fund (collectively, the “Portfolio Optimization Funds”) and the PL Diversified Alternatives Fund consist of Class P shares of other funds of the Trust (collectively, the “PL Underlying Funds”) and the PL Floating Rate Income Fund (for the PL Diversified Alternatives Fund only), which are valued at their respective NAVs at time of computation.

Money Market Instruments and Short-Term Investments

Money market instruments and short-term investments maturing within 60 days are valued at amortized cost in accordance with the Investment Company Act of 1940 (“1940 Act”). Amortized cost involves valuing an investment at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Fund investments in other mutual funds for temporary cash management purposes are valued at their respective NAVs.

Domestic Equity Investments

For domestic equity investments (including exchange-traded funds), the Trust uses the last reported sale price or official closing price from an exchange as of the time of the NYSE close and does not normally take into account trading, clearances or settlements that take place after the NYSE close. Investments, for which no sales are reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Foreign Equity Investments

For foreign equity investments, the Trust generally uses the last reported sale price or official closing price from the principal foreign exchange, which may be earlier than the NYSE close. The Trust then may adjust for market events occurring between the close of certain foreign exchanges and the NYSE close. The Trust has retained an independent statistical service approved by the Board to assist in determining the value of certain foreign equity investments. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine adjustments for market events. Quotations of foreign investments in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

PACIFIC LIFE FUNDS

Supplemental Notes to Schedules of Investments (Continued)

December 31, 2013 (Unaudited)

Exchange Traded Futures, Options and Swaps

Exchange traded futures, options and swaps are generally valued using the settlement price determined by the relevant exchange. Exchange traded futures, options and swaps for which no settlement price is reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Over the Counter (“OTC”) Investments and Certain Equity Investments

OTC investments (including swaps and options), are generally valued by approved pricing services that use evaluated prices from various observable market and other factors. Certain OTC swap contracts are valued using reference instruments and industry pricing models pursuant to the Valuation Policy. Forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates gathered from leading market makers.

Domestic and Foreign Debt Investments

Debt investments are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services, which are based upon evaluated prices determined from various observable market and other factors. Certain fixed-income investments are valued by a benchmark, matrix, or other pricing methodologies approved by the Board or its delegate (i.e. a valuation committee approved by the Board).

Investment Values Determined by a Valuation Committee

The Valuation Policy includes methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, the Valuation Policy provides that the Board has delegated authority to a valuation committee to adopt and use alternate valuation formulas and methodologies as it deems necessary and appropriate (“Alternate Valuation Methodologies”) to value such investments. Under the Valuation Policy these Alternate Valuation Methodologies may include, among others, the use of broker quotes, the use of purchase prices for initial public offerings, and benchmark and matrix pricing. In the event market quotations or Alternate Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the TVC or determined by the VOC or its delegate pursuant to the Valuation Policy and then subsequently submitted for approval or ratification to either the TVC, or to the Board. Valuations determined by the TVC or the VOC or its delegate may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a Fund would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

Market quotations are considered not readily available if: (i) the market quotations received are deemed unreliable or inaccurate, (ii) approved pricing services do not provide a valuation for a particular investment, or (iii) material events occur after the close of the principal market for a particular investment but prior to the close of the NYSE.

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each Fund’s investments are characterized. The VOC includes investment, legal and compliance members of the Trust’s Adviser, accounting members of Pacific Life, and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•	Level 1 - Quoted prices (unadjusted) in active markets for identical investments

•	Level 2 - Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

•	Level 3 - Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how each Fund’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange- traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. For example, money market instruments are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of an investment, but since the value is not obtained from a quoted price in an active market, such investments are reflected as Level 2. Foreign investments that are valued with the assistance of a statistical research service approved by the Board, and based on significant observable inputs (as described in Note 1C) are reflected as Level 2. For fair valuations using significant unobservable inputs, the Trust presents a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.

PACIFIC LIFE FUNDS

Supplemental Notes to Schedules of Investments (Continued)

December 31, 2013 (Unaudited)

The Trust also discloses the amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the beginning and/or end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed only when a Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period. A summary of each Fund’s investments as of December 31, 2013 as categorized under the three-tier hierarchy of inputs, and the reconciliation of Level 3 investments and information on transfers in and out of each level, if applicable, can be found in the Notes to Schedule of Investments section of each Fund’s Schedule of Investments.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities.

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated mutual funds, are valued at their respective NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration data received from active market makers and inter-dealer brokers and yield curves. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed Securities and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government & Agency Issues

Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

PACIFIC LIFE FUNDS

Supplemental Notes to Schedules of Investments (Continued)

December 31, 2013 (Unaudited)

U.S. Government & Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government & Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts are traded on commodity exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Option Contracts

Exchange listed option contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to exchange listed option contracts, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. OTC option contracts are fair valued based on either broker-dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using various inputs and techniques, which include broker-dealer quotations and foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swaps

Interest Rate Swaps - Interest rate swaps that are actively traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Interest rate swaps traded over-the-counter are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps - Credit default swaps that are actively traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Credit default swaps traded over-the-counter are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps - Total return swaps that are actively traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Total Return swaps traded over-the-counter are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Floating rate senior loans (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Short-Term Investments

Short-term investments maturing within 60 days are valued using amortized cost, which is used if it approximates market value, and are categorized as Level 2.

Credit-Oriented Investments

For non-publicly traded instruments that represent debt to the Trust, the carrying amount approximates fair value due to the relatively short-term maturity of these financial instruments. The Trust may use market transactions for identical or similar instruments or a market yield approach, which utilizes expected future cash flows that are discounted using estimated current market rates. Discounted cash flow calculations may be adjusted to reflect current market conditions and/or the perceived credit risk of each Fund as applicable. Consideration may also include

PACIFIC LIFE FUNDS

Supplemental Notes to Schedules of Investments (Continued)

December 31, 2013 (Unaudited)

an evaluation of collateral. To the extent that these inputs are observable and timely, the fair values for credit-oriented investments are categorized as Level 2; otherwise the fair values would be categorized as Level 3.

2. INVESTMENTS AND RISKS

General Investment Risks

An investment in each Fund represents an indirect investment in the assets owned by that Fund. As with any mutual fund, the value of assets owned by each Fund may move up or down, and as a result, an investment in a Fund at any point in time may be worth more or less than the original amount invested. Events in the financial markets have the potential to cause increased volatility and uncertainty, which may impact the value of each Fund’s investments. Due to interdependencies between markets, events in one market may adversely impact other markets or issuers in unforeseen ways. As a result, the value of each Fund’s investments may be adversely affected by events in the markets, either directly or indirectly, and each Fund is exposed to potential decreases in the value of those investments. In addition, traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory responses to market events may impair either the Adviser’s or a sub-adviser’s ability to pursue certain investment techniques or strategies and may have unexpected consequences on particular markets, strategies, or investments. Future events may impact a Fund in unforeseen ways, leading a Fund to alter its existing strategies or, potentially, to liquidate and close.

Fund of Funds Investments

The Portfolio Optimization Funds and the PL Diversified Alternatives Fund are exposed to the same risks as the PL Underlying Funds and the PL Floating Rate Income Fund (for the PL Diversified Alternatives Fund only) in direct proportion to the allocation of assets among those funds. Allocations among the PL Underlying Funds and the PL Floating Rate Income Fund are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The allocations of the Portfolio Optimization Funds and the PL Diversified Alternatives Fund may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or PL Underlying Funds and the PL Floating Rate Income Fund may cause them to underperform other mutual funds with a similar investment objective. Although the Portfolio Optimization Funds and the PL Diversified Alternatives Fund seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any one or several PL Underlying Funds and the PL Floating Rate Income Fund (See Note 4).

Equity Investments

The price of equity investments change in response to many factors, including a company’s historical and prospective earnings, cash flows, the value of its assets, investor perceptions and many of the factors discussed in General Investment Risks factors noted above.

Debt Investments

Debt investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates, although the factors noted above may also have a significant impact on debt investments. There is a risk that an issuer of a Fund’s debt investments may not be able to meet its financial obligations (e.g. may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high-yield/high-risk bonds, e.g. bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or if unrated are of comparable quality as determined by the manager, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Debt investments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or money market instruments. The value of debt investments may fall when interest rates rise. Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. Certain monetary policies enacted by the Federal Reserve (“Fed”) can have a significant impact on the financial markets and the Trust. The Fed’s tapering of its monetary stimulus quantitative easing program, by gradually winding down its bond purchases, may result in periods of dramatic market volatility and may negatively impact the value of debt securities. Additionally, new regulations applicable to and changing business practices of broker-dealers that make markets in debt investments may result in those broker-dealers restricting their market making activities for certain debt investments, which may reduce the liquidity and increase the volatility of such debt investments.

Foreign Investments

There are certain additional risks involved in investing in foreign securities that are generally not inherent in investments in domestic securities. These risks may involve foreign currency fluctuations, adverse political, social and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The markets in emerging markets countries can be extremely volatile.

Senior Loan Participations and Assignments

Certain Funds may invest in Senior Loans, the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates of domestic or foreign corporations, partnerships and other entities (“Borrowers”). Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, LIBOR rates or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration

PACIFIC LIFE FUNDS

Supplemental Notes to Schedules of Investments (Continued)

December 31, 2013 (Unaudited)

under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.

When a Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of December 31, 2013, no participation interest in Senior Loans was held by any of the Funds covered in this report.

Inflation-Indexed Bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income (debt) securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment to interest income.

Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage- backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other debt and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are recorded as interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are recorded as interest income.

U.S. Government Agencies or Government-Sponsored Enterprises

Certain Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the NAV of each Fund’s shares. Some U.S. Government securities, such as Treasury Bills, Treasury Notes, Treasury Bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the U.S. Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings

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banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass- through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Securities

Certain Funds may purchase and sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed- delivery purchases are outstanding, a Fund will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Short Sales

Certain Funds may enter into short sales. A short sale is a transaction in which a Fund sells securities it does not own. A Fund’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the Fund’s short position, resulting in a loss to the Fund. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.

When a Fund sells securities short, it must borrow those securities to make delivery to the buyer. The Fund incurs an expense for such borrowing. The Fund may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the Fund to sell long positions before the manager had intended. A Fund may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are recorded as a liability.

The use of proceeds received from selling short to purchase additional securities (long positions), results in leverage which may increase a Fund’s exposure to long positions. Leverage could magnify gains and losses and, therefore, increases a Fund’s volatility.

Repurchase Agreements

Certain Funds may enter into repurchase agreements with institutions that the Adviser or sub-adviser has determined are creditworthy. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying security (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the security at an agreed upon price and time. Repurchase agreements permit a Fund to maintain liquidity and potentially earn income over periods of time that may be as short as overnight. The collateral for all repurchase agreements are held in safekeeping for the benefit of the Funds at the Trust’s custodian, or broker-dealer, or a designated sub-custodian under a tri-party repurchase agreement. All repurchase agreements entered into by a Fund are collateralized with cash or securities of a type that the Fund is permitted to hold. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest. Except in the case of a repurchase agreement entered into for the purposes of selling a security short, the value of the collateral delivered to the Fund must equal or exceed 95% of the value of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered into for purposes of settling a security short may provide that the cash purchase price paid by the Fund is more than the value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement. Since in such a transaction, the Fund normally will have used the collateral received to settle the short sale, the Fund will segregate liquid assets equal to the marked to market value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement.

In the event of default on the obligation to repurchase a security held by a Fund as collateral, the Fund has the right to liquidate the security and apply the proceeds to the counterparty’s obligations to the Fund under the repurchase agreement. Upon an event of default under the repurchase agreement, if the seller defaults and the value of collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied.

Borrowings and Other Financing Transactions

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the 1940 Act, which may be viewed as borrowing or financing transactions by a Fund. The location and fair value amounts of these instruments are

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described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions (see Note 3).

Reverse Repurchase Agreements - Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at the agreed-upon price and date. Securities sold under reverse repurchase agreements are recorded as a liability. Interest payments made are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the applicable Fund manager or otherwise cover its obligations under reverse repurchase agreements.

Sale-Buybacks Financing Transactions - Certain Funds may enter into transactions referred to as sale-buybacks. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. Such transactions are recorded as secured borrowings. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are recorded as a liability. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to a Fund. A Fund will segregate assets determined to be liquid or otherwise cover its obligations under sale-buyback transactions.

Segregation and Collateral

If a Fund engages in certain transactions such as derivative investments or repurchase agreements, it may require collateral in the form of cash or investments to be held in segregated accounts at the Trust’s custodian, with an exchange or clearing member firm, or segregated on the Trust’s books and records maintained by the custodian and/or the portfolio manager. In each instance that segregation of collateral is required, it is done so in accordance with the 1940 Act and/or any interpretive guidance issued by the SEC. There is a possibility that a Fund could experience a delay in selling investments that are segregated as collateral.

3. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS

A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain Funds are permitted to invest in derivative instruments, including, but not limited to, futures contracts, option contracts, forward foreign currency contracts, interest rate swaps, and credit default swaps. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. A Fund’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a Fund may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility, and credit (including counterparty) risks.

Interest rate risk - A Fund may be exposed to interest rate risk through investments in debt securities. Interest rate risk is the risk that debt securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. In a low interest rate environment, the risks associated with rising interest rates are heightened. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a debt security’s yield (market price to interest rate movement). To manage these risks, certain Funds may invest in derivative instruments tied to interest rates.

Foreign investments and currency risk - A Fund may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues and foreign controls on investments. As a result, a Fund’s investments in foreign currency denominated securities and other foreign investments may reduce the returns of the Fund. To manage these risks, certain Funds may invest in derivative instruments tied to foreign investments and/or currencies.

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Price volatility risk - Derivatives tied to equity and debt securities are exposed to potential price volatility. Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans) may be relatively greater than for investment grade debt securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

To manage these risks, certain Funds may invest in various derivative instruments. Derivative instruments may be used to manage a Fund’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty risk - Credit risk is the risk that a debt security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A Fund may lose money if the issuer or guarantor of debt security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of Fund securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A Fund may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A Fund’s investments in debt investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a Fund to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to a Fund by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain Funds may invest in derivative instruments tied to a security issuers’ financial strength.

A Fund’s transactions in listed securities are settled/paid for upon delivery with their counterparties. Therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Master Agreements and Netting Arrangements - Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements, can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, which typically ranges from $0 to $250,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Trust, the Trust’s Custodian and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

B. DERIVATIVE INVESTMENTS AND ENFORCEABLE MASTER NETTING ARRANGEMENTS

In addition to managing the market risks described above, certain Funds, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities, to enhance returns, or to otherwise help achieve a Fund’s investment goal. Each derivative instrument and the reasons a Fund invested in derivatives during the reporting period are discussed in further detail below.

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Futures Contracts - A futures contract is a commitment to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin deposits are made upon entering into futures contracts and can be funded with either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Option Contracts - An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. A swaption is an option contract granting the owner the right to enter into an underlying swap. Inflation-capped options are options on U.S. inflation rates at a stated strike price. The seller of an inflation-capped option receives an upfront premium and in return the buyer receives the right to receive a payment at the expiration of the option if the cumulative annualized inflation rate over the life of the option is above (for caps) or below (for floors) the stated strike price. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products below a certain rate on a given notional exposure. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call, put, or inflation-capped option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a Fund to close out an option contract.

The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC options contracts is limited to the premium paid.

Forward Foreign Currency Contracts - A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a Fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A Fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Swaps Agreements - Swaps are privately negotiated agreements between the Funds and their counterparties to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals and may be executed in the over-the-counter market or in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Market values greater than zero are recorded as an asset and market values less than zero are recorded as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable. Payments received or made at the beginning of the measurement period are recorded as an asset or liability and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gain or loss when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received by a Fund are recorded as realized gain.

Interest Rate Swaps - Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or

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vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

Certain Funds hold fixed rate bonds whose value may decrease if interest rates rise. To help hedge against this risk and to maintain the ability to generate income at prevailing market rates, certain Funds enter into interest rate swap agreements.

A Fund investing in interest rate swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A Fund’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross- currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re- exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

Credit Default Swaps - Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a Fund would effectively add leverage to its Fund because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

A Fund investing in credit default swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. Treasury obligation issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. Treasury obligation issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedowns or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

PACIFIC LIFE FUNDS

Supplemental Notes to Schedules of Investments (Continued)

December 31, 2013 (Unaudited)

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap agreements on indices are benchmarks for protecting investors owning bonds against default. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a Fund of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect.

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Wider credit spreads, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. Treasury obligation issues as of period end, are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

A Fund may use pair trades of credit default swaps. Pair trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pair trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a Fund may purchase protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.

A Fund may use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

A Fund’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The collateral posted, net of assets received as collateral, for swap contracts is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of December 31, 2013 for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Total Return Swaps - A Fund investing in total return swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or that there may be unfavorable changes in the value of the underlying index or reference instrument (generally caused by changes in interest rates or declines in credit quality). A total return swap agreement is one in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying index or reference instrument, which includes both the income it generates and any capital gains. To the extent the total return of the index or reference instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk related to total return swaps is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover a Fund’s exposure to the counterparty.

A Fund may enter into fully funded total return swaps which involves one party making an initial payment equal to the estimated value of the reference instrument. The parties to the swap then exchange respective commitments to pay or receive a net amount based on the change in the fair value of a reference instrument and a specified notional amount.

PACIFIC LIFE FUNDS

Supplemental Notes to Schedules of Investments (Continued)

December 31, 2013 (Unaudited)

4. INVESTMENTS WITH AFFILIATES

As of December 31, 2013, each of the PL Portfolio Optimization Funds and the PL Diversified Alternatives Fund (aggregate of all share classes) owned Class P shares in each of the applicable affiliated PL Underlying Funds and in the PL Floating Rate Income Fund (for the PL Diversified Alternatives Fund only). A summary of holdings and transactions with affiliated mutual fund investments as of and for the nine-month period ended December 31, 2013 is as follows:

							As of December 31, 2013
Fund/Underlying Fund	Beginning Value as of April 1, 2013	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss) (3)	Change in Unrealized Appreciation (Depreciation)	Ending Value	Shares Balance
PL Portfolio Optimization Conservative Fund
PL Floating Rate Loan	$31,638,296	$2,292,681	$1,127,322	$4,670,978	$436,594	($701,385)	$30,122,530	3,015,268
PL Inflation Managed	50,605,909	3,439,682	183,399	6,873,074	(140,478)	(4,786,450)	42,428,988	4,899,421
PL Managed Bond	175,736,920	11,637,475	2,310,290	23,953,747	44,733	(6,368,812)	159,406,859	14,953,739
PL Short Duration Bond	76,380,934	5,025,806	916,500	12,262,942	(62,025)	(716,591)	69,281,682	6,921,247
PL Emerging Markets Debt	24,377,439	8,527,407	878,662	4,273,470	52,257	(2,190,951)	27,371,344	2,860,120
PL Comstock	22,273,929	—	181,406	5,543,902	1,416,858	2,646,423	20,974,714	1,212,411
PL Growth	3,683,177	970,508	28,136	860,452	41,744	895,740	4,758,853	274,128
PL Large-Cap Growth	10,331,969	—	19,371	1,370,431	2,429,975	99,866	11,510,750	1,094,178
PL Large-Cap Value	23,435,269	(188,035)	538,073	2,824,547	691,921	3,213,660	24,866,341	1,515,316
PL Main Street Core	7,484,816	—	75,378	706,137	127,429	1,334,588	8,316,074	566,105
PL Mid-Cap Equity	8,030,780	—	43,624	1,027,823	903,545	795,423	8,745,549	702,454
PL Mid-Cap Growth	4,775,798	—	9,096	580,608	1,255,248	(255,281)	5,204,253	644,889
PL International Large-Cap	11,810,003	—	133,910	1,370,431	173,273	1,311,363	12,058,118	645,855
PL International Value	7,184,079	—	170,372	944,137	141,738	964,170	7,516,222	711,763
PL Currency Strategies	15,070,002	—	400,400	4,220,582	49,436	(407,604)	13,110,628	1,304,540
PL Global Absolute Return	29,776,965	2,009,685	350,038	1,946,355	2,873	(1,459,326)	26,514,904	2,744,814
PL Precious Metals	4,374,793	1,188,641	19,381	685,215	(473,774)	(1,303,492)	3,120,334	603,546
	$506,971,078	$34,903,850	$7,385,358	$74,114,831	$7,091,347	($6,928,659)	$475,308,143
PL Portfolio Optimization Moderate-Conservative Fund
PL Floating Rate Loan	$30,042,421	$3,946,400	$1,262,048	$992,654	$457,107	($834,364)	$33,880,958	3,391,487
PL Inflation Managed	42,225,492	4,164,488	177,188	1,249,011	451,005	(4,593,015)	41,176,147	4,754,751
PL Managed Bond	112,115,054	10,776,420	1,691,090	3,422,493	478,070	(4,649,031)	116,989,110	10,974,588
PL Short Duration Bond	55,378,880	5,526,396	782,161	1,738,467	(12,328)	(629,511)	59,307,131	5,924,788
PL Emerging Markets Debt	15,708,340	9,252,433	746,482	678,153	162,539	(1,731,469)	23,460,172	2,451,429
PL Comstock	31,182,878	—	306,606	2,107,538	489,739	5,628,993	35,500,678	2,052,062
PL Growth	4,850,711	4,738,525	64,234	301,283	11,436	1,644,386	11,008,009	634,102
PL Large-Cap Growth	17,760,751	—	36,840	466,198	4,250,635	347,992	21,930,020	2,084,603
PL Large-Cap Value	40,645,763	19,871	635,330	1,691,253	344,233	6,665,056	46,619,000	2,840,890
PL Main Street Core	25,721,046	—	275,204	776,998	152,800	5,024,446	30,396,498	2,069,197
PL Mid-Cap Equity	10,236,612	—	60,980	310,800	954,861	1,303,958	12,245,611	983,583
PL Mid-Cap Growth	5,029,999	1,221,806	12,582	204,027	1,605,172	(453,476)	7,212,056	893,687
PL Small-Cap Growth	6,641,374	—	12,741	172,843	208,331	1,081,799	7,771,402	500,412
PL Small-Cap Value	5,161,697	—	71,915	155,400	279,254	539,402	5,896,868	437,453
PL Emerging Markets	8,386,215	1,601,720	64,422	299,171	201,563	582,834	10,537,583	700,637
PL International Large-Cap	21,248,467	—	262,486	621,598	62,125	2,722,995	23,674,475	1,268,049
PL International Value	14,988,467	—	391,342	460,384	51,629	2,327,939	17,298,993	1,638,162
PL Currency Strategies	13,957,046	1,860,316	469,209	466,199	(9,115)	(412,734)	15,398,523	1,532,191
PL Global Absolute Return	28,943,076	4,382,657	655,202	932,397	3,609	(1,601,040)	31,451,107	3,255,808
PL Precious Metals	9,109,580	4,601,636	57,573	310,800	(201,129)	(3,909,040)	9,347,820	1,808,089
	$499,333,869	$52,092,668	$8,035,635	$17,357,667	$9,941,536	$9,056,120	$561,102,161
PL Portfolio Optimization Moderate Fund
PL Floating Rate Loan	$48,547,581	$7,370,275	$2,123,290	$205,375	$774,389	($1,444,295)	$57,165,865	5,722,309
PL Inflation Managed	53,879,071	18,456,211	285,662	238,229	969,045	(6,480,800)	66,870,960	7,721,820
PL Managed Bond	196,611,792	24,070,422	3,114,325	768,016	1,073,063	(8,558,113)	215,543,473	20,219,838
PL Short Duration Bond	77,977,740	9,033,074	1,143,053	313,105	(3,292)	(933,569)	86,903,901	8,681,708
PL Emerging Markets Debt	35,715,604	20,657,477	1,718,884	188,566	476,234	(4,163,219)	54,216,414	5,665,247
PL Comstock	104,788,044	—	1,084,070	1,372,082	284,164	20,720,512	125,504,708	7,254,607
PL Growth	18,415,744	17,090,226	244,382	128,819	2,711	6,258,637	41,882,881	2,412,608
PL Large-Cap Growth	55,005,359	—	116,481	205,374	13,203,577	1,209,363	69,329,406	6,590,248
PL Large-Cap Value	129,541,349	—	2,163,706	478,903	83,901	22,623,002	153,933,055	9,380,442
PL Main Street Core	82,050,485	—	899,736	308,062	51,491	16,670,795	99,364,445	6,764,088
PL Mid-Cap Equity	50,787,357	—	310,036	181,384	4,525,016	6,812,548	62,253,573	5,000,287
PL Mid-Cap Growth	19,272,907	10,620,392	59,754	111,550	7,369,020	(2,640,717)	34,569,806	4,283,743
PL Small-Cap Growth	15,550,433	—	30,456	54,706	428,352	2,619,591	18,574,126	1,196,016
PL Small-Cap Value	45,932,777	—	656,037	179,702	2,351,797	5,025,752	53,786,661	3,990,108
PL Real Estate	25,165,012	2,897,711	457,855	102,688	(594)	(1,418,192)	26,999,104	2,081,658
PL Emerging Markets	47,141,348	7,884,752	364,111	203,694	1,134,761	3,229,465	59,550,743	3,959,491
PL International Large-Cap	77,889,808	7,857,423	1,084,372	313,105	5,173	11,267,654	97,791,325	5,237,886
PL International Value	53,701,195	5,189,016	1,572,869	212,098	10,131	9,259,560	69,520,673	6,583,397
PL Currency Strategies	47,980,363	9,926,194	160,754	205,375	(6,796)	(1,532,175)	56,322,965	5,604,275
PL Global Absolute Return	60,455,859	13,467,219	1,443,426	256,718	89,213	(3,528,487)	71,670,512	7,419,308
PL Precious Metals	22,066,620	13,208,880	1,707,897	102,687	(68,317)	(10,598,723)	26,213,670	5,070,342
	$1,268,476,448	$167,729,272	$20,741,156	$6,130,238	$32,753,039	$64,398,589	$1,547,968,266

PACIFIC LIFE FUNDS

Supplemental Notes to Schedules of Investments (Continued)

December 31, 2013 (Unaudited)

							As of December 31, 2013
Fund/Underlying Fund	Beginning Value as of April 1, 2013	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss) (3)	Change in Unrealized Appreciation (Depreciation)	Ending Value	Shares Balance
PL Portfolio Optimization Moderate-Aggressive Fund
PL Inflation Managed	$17,650,585	$9,840,554	$109,593	$181,025	$364,797	($2,242,587)	$25,541,917	2,949,413
PL Managed Bond	73,616,782	7,652,271	1,144,156	526,730	394,703	(3,151,899)	79,129,283	7,423,009
PL Short Duration Bond	13,864,997	—	182,519	70,340	(54)	(149,772)	13,827,350	1,381,354
PL Emerging Markets Debt	10,077,020	7,640,443	543,045	120,283	142,514	(1,228,780)	17,053,959	1,782,023
PL Comstock	79,092,093	—	822,778	520,731	100,081	15,784,804	95,279,025	5,507,458
PL Growth	16,776,930	7,325,996	169,882	178,625	368	4,812,240	28,906,791	1,665,138
PL Large-Cap Growth	45,304,606	—	95,617	325,307	10,858,963	992,175	56,926,054	5,411,222
PL Large-Cap Value	99,860,840	—	1,643,954	1,910,430	388,158	17,005,288	116,987,810	7,129,056
PL Main Street Core	74,411,470	489,902	818,446	523,130	36,258	15,179,343	90,412,289	6,154,683
PL Mid-Cap Equity	52,364,418	—	318,495	386,049	4,678,568	6,993,301	63,968,733	5,138,051
PL Mid-Cap Growth	22,705,243	1,687,817	50,923	187,024	6,377,818	(1,387,109)	29,247,668	3,624,246
PL Small-Cap Growth	17,604,103	—	34,354	128,683	501,597	2,945,179	20,956,550	1,349,424
PL Small-Cap Value	53,365,960	—	759,613	386,048	2,759,216	5,798,486	62,297,227	4,621,456
PL Real Estate	24,649,968	4,134,872	473,078	191,825	(1,334)	(1,361,501)	27,703,258	2,135,949
PL Emerging Markets	40,779,470	13,372,819	354,802	374,049	1,083,126	2,927,857	58,144,025	3,865,959
PL International Large-Cap	66,933,840	4,357,507	898,702	514,731	17,513	9,377,329	81,070,160	4,342,269
PL International Value	53,975,286	3,016,743	1,518,751	392,048	(75,110)	9,102,881	67,146,503	6,358,570
PL Currency Strategies	32,025,945	5,087,578	1,124,555	257,365	(10,649)	(970,972)	36,999,092	3,681,502
PL Global Absolute Return	40,692,054	8,650,828	963,972	321,707	50,827	(2,317,947)	47,718,027	4,939,754
PL Precious Metals	21,797,835	13,219,942	154,357	193,024	(127,441)	(9,791,666)	25,060,003	4,847,196
	$857,549,445	$86,477,272	$12,181,592	$7,689,154	$27,539,919	$68,316,650	$1,044,375,724
PL Portfolio Optimization Aggressive Fund
PL Managed Bond	$7,265,825	$652,388	$108,643	$247,433	$33,399	($302,134)	$7,510,688	704,567
PL Comstock	24,300,862	—	242,232	1,272,673	246,855	4,521,480	28,038,756	1,620,737
PL Growth	4,898,798	5,026,136	67,033	282,061	20,877	1,663,862	11,394,645	656,374
PL Large-Cap Growth	13,941,188	1,187,090	30,775	556,095	3,498,454	211,261	18,312,673	1,740,748
PL Large-Cap Value	30,598,605	—	476,319	2,367,060	451,626	4,721,369	33,880,859	2,064,647
PL Main Street Core	22,805,365	573,406	247,692	868,723	110,410	4,480,379	27,348,529	1,861,711
PL Mid-Cap Equity	16,955,924	—	100,269	631,254	1,542,776	2,161,071	20,128,786	1,616,770
PL Mid-Cap Growth	9,754,522	—	20,085	339,905	2,618,935	(543,332)	11,510,305	1,426,308
PL Small-Cap Growth	11,095,542	—	21,108	377,145	395,714	1,736,043	12,871,262	828,800
PL Small-Cap Value	21,171,150	—	292,914	776,927	1,187,607	2,135,568	24,010,312	1,781,180
PL Real Estate	10,305,879	1,291,220	332,919	388,464	21,950	(581,214)	10,982,290	846,746
PL Emerging Markets	14,488,493	4,464,619	120,621	626,610	352,355	956,796	19,756,274	1,313,582
PL International Large-Cap	21,096,788	2,932,831	292,696	847,442	1,186	2,936,886	26,412,945	1,414,727
PL International Value	16,664,995	656,432	448,770	641,893	15,699	2,687,025	19,831,028	1,877,938
PL Currency Strategies	9,573,494	1,850,543	187,764	388,463	928	(282,404)	10,941,862	1,088,743
PL Global Absolute Return	12,114,457	2,708,984	282,238	485,580	5,775	(664,661)	13,961,213	1,445,260
PL Precious Metals	8,593,879	5,313,019	59,860	388,463	(236,904)	(3,629,829)	9,711,562	1,878,445
	$255,625,766	$26,656,668	$3,331,938	$11,486,191	$10,267,642	$22,208,166	$306,603,989
PL Diversified Alternatives Fund
PL Inflation Managed	$—	$100,000	$—	$—	$—	($345)	$99,655	11,507
PL Floating Rate Income	—	250,000	—	—	—	—	250,000	23,787
PL Emerging Markets Debt	—	250,000	—	—	—	—	250,000	26,123
PL Real Estate	—	150,000	—	—	—	(805)	149,195	11,503
PL Emerging Markets	—	150,000	—	—	—	601	150,601	10,013
PL Currency Strategies	—	500,000	—	—	—	(1,488)	498,512	49,603
PL Global Absolute Return	—	500,000	—	—	—	1,037	501,037	51,867
PL Precious Metals	—	100,000	—	—	—	1,972	101,972	19,724
	$—	$2,000,000	$—	$—	$—	$972	$2,000,972

(1)	Purchased cost excludes distributions received and reinvested, if any.
(2)	Distributions received include distributions from net investment income from the PL Underlying Funds and the PL Floating Rate Income Fund, if any.
(3)	Net realized gain (loss) includes distributions from capital gains from the PL Underlying Funds and the PL Floating Rate Income Fund, if any.

PACIFIC LIFE FUNDS

Supplemental Notes to Schedules of Investments (Continued)

December 31, 2013 (Unaudited)

As of December 31, 2013, Pacific Life owned 47.04%, 73.22% and 100.00% of the total shares outstanding (aggregate of all share classes) of the PL High Income Fund, PL Limited Duration High Income Fund and PL Diversified Alternatives Fund, respectively.

5. UNFUNDED SENIOR LOAN COMMITMENTS

Unfunded loan commitments on senior loan participations and assignments (Note 2), if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any outstanding unfunded loan commitments are presented in the Notes to Schedules of Investments section of each applicable Fund’s Schedule of Investments. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset (unfunded loan commitment appreciation) or a liability (unfunded loan commitment depreciation) and any change in net unrealized appreciation or depreciation for the reporting period is recorded as a change in net unrealized appreciation or depreciation on unfunded loan commitment. As of December 31, 2013, the PL Floating Rate Loan, PL Income and PL Floating Rate Income Funds had an unfunded loan commitments of $25,156, $60,606 and $3,534,760, respectively (see details in the Notes to Schedule of Investments).

6. FEDERAL TAX COST AND TAX BASIS COMPONENTS

The aggregate Federal tax cost of investments and the composition of unrealized appreciation and depreciation on investments as of December 31, 2013 were as follows:

Fund	Total Cost of Investments on Tax Basis	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments	Net Unrealized Appreciation (Depreciation) on Other (1)	Net Unrealized Appreciation (Depreciation)
PL Portfolio Optimization Conservative	$452,373,190	$33,465,388	($10,530,435)	$22,934,953	$—	$22,934,953
PL Portfolio Optimization Moderate-Conservative	506,089,182	68,558,178	(13,545,199)	55,012,979	—	55,012,979
PL Portfolio Optimization Moderate	1,320,907,138	254,368,316	(27,307,188)	227,061,128	—	227,061,128
PL Portfolio Optimization Moderate-Aggressive	844,499,100	218,168,140	(18,291,516)	199,876,624	—	199,876,624
PL Portfolio Optimization Aggressive	237,535,008	74,784,423	(5,715,442)	69,068,981	—	69,068,981
PL Diversified Alternatives	2,000,000	3,611	(2,639)	972	—	972
PL Floating Rate Loan	123,159,171	748,082	(315,198)	432,884	94	432,978
PL Inflation Managed	200,301,620	1,242,900	(13,587,891)	(12,344,991)	(649,213)	(12,994,204)
PL Managed Bond	772,343,876	5,963,566	(6,540,354)	(576,788)	800,228	223,440
PL Short Duration Bond	227,425,383	1,581,432	(1,074,585)	506,847	41,478	548,325
PL Short Duration Income	80,183,020	700,373	(178,028)	522,345	—	522,345
PL Income	435,651,186	4,026,215	(6,491,029)	(2,464,814)	1,212	(2,463,602)
PL Strategic Income	55,224,590	1,317,070	(471,774)	845,296	(368)	844,928
PL Floating Rate Income	942,976,582	6,904,766	(846,790)	6,057,976	9,788	6,067,764
PL Limited Duration High Income	29,911,003	343,103	(26,615)	316,488	—	316,488
PL High Income	18,308,897	680,579	(75,246)	605,333	(5)	605,328
PL Money Market	30,877,150	—	—	—	—	—
PL Emerging Markets Debt	121,627,791	944,278	(2,862,133)	(1,917,855)	(417,474)	(2,335,329)
PL Comstock	201,595,920	103,788,596	(261,944)	103,526,652	(79,702)	103,446,950
PL Growth	77,780,035	19,954,395	(258,211)	19,696,184	102	19,696,286
PL Large-Cap Growth	139,328,781	39,632,018	(280,079)	39,351,939	53,324	39,405,263
PL Large-Cap Value	231,563,609	144,356,849	(131,375)	144,225,474	—	144,225,474
PL Main Street Core	184,394,424	72,271,657	(167,910)	72,103,747	217	72,103,964
PL Mid-Cap Equity	134,392,173	33,234,614	(538,274)	32,696,340	—	32,696,340
PL Mid-Cap Growth	81,335,782	7,261,306	(983,964)	6,277,342	(11,351)	6,265,991
PL Small-Cap Growth	44,844,071	16,162,723	(704,125)	15,458,598	—	15,458,598
PL Small-Cap Value	107,179,942	41,882,586	(1,049,433)	40,833,153	(912)	40,832,241
PL Real Estate	50,086,983	16,728,536	(840,079)	15,888,457	—	15,888,457
PL Emerging Markets	119,327,516	33,291,984	(4,001,140)	29,290,844	(64,383)	29,226,461
PL International Large-Cap	165,634,485	77,421,512	(2,056,074)	75,365,438	12,507	75,377,945
PL International Value	143,597,375	40,042,072	(2,149,304)	37,892,768	(379,057)	37,513,711
PL Currency Strategies	132,885,551	3,095,562	(481,813)	2,613,749	(106,613)	2,507,136
PL Global Absolute Return	199,393,437	2,713,889	(5,123,034)	(2,409,145)	1,015,354	(1,393,791)
PL Precious Metals	110,095,431	268,158	(35,816,559)	(35,548,401)	(1,307)	(35,549,708)

(1)	Other includes net appreciation or depreciation on derivatives, securities sold short, unfunded loan commitments, and assets and liabilities in foreign currencies, if any.

Item  2. Controls and Procedures.

(a)	The Chief Executive Officer and Treasurer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There were no changes in Registrant’s internal control over financial reporting that occurred during the most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Life Funds

By:	/s/ Mary Ann Brown
Mary Ann Brown
Chief Executive Officer

Date:	02-28-2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mary Ann Brown
Mary Ann Brown
Chief Executive Officer

Date:	02-28-2014

By:	/s/ Brian D. Klemens
Brian D. Klemens
Treasurer (Principal Financial and Accounting Officer)

Date:	02-28-2014